    As filed with the Securities and Exchange Commission on April 18, 2018.

                                                            File Nos. 333-176691
                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                    POST-EFFECTIVE AMENDMENT NO. 19                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 424                            [X]


                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account B
                           (Exact Name of Registrant)


                    Brighthouse Life Insurance Company of NY
                              (Name of Depositor)


                     285 Madison Avenue New York, NY 10017
        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (980) 365-7100


                    (Name and Address of Agent for Service)


                    Brighthouse Life Insurance Company of NY

                           c/o CT Corporation System
                         111 Eighth Avenue, 13th Floor
                               New York, NY 10011
                                 (212) 894-8940



                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019



                 Approximate Date of Proposed Public Offering:



            On April 30, 2018 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES REGISTERED
Interest in a separate account under individual flexible premium deferred variable annuity contracts

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


              SUPPLEMENT DATED APRIL 30, 2018 TO THE PROSPECTUSES
            DATED APRIL 30, 2018, APRIL 28, 2014, AND APRIL 29, 2013


This supplement describes the Annuity Date provision under the contract offered by the selling firm with which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company: Series VA (offered between October 7, 2011 and May 1, 2016), Series L - 4 Year (offered between October 7, 2011 and April 28, 2013), and Series C (offered on and after October 7, 2011). This supplement also applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company of NY (together with Brighthouse Life Insurance Company, "we" or "us"): Class VA (offered between October 7, 2011 and May 1, 2016), Class L - 4 Year (offered between October 7, 2011 and April 28, 2013), and Class C (offered on and after October 7, 2011).


This supplement provides information in addition to that contained in the prospectuses dated April 30, 2018, April 28, 2014 (as supplemented) and April 29, 2013 (as supplemented) for the contracts. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.


ANNUITY DATE


In the "ANNUITY PAYMENTS (THE INCOME PHASE) -- Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:


      When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us, subject to restrictions that may apply in your state. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information -- Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).


      PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT (GMIB), GUARANTEED WITHDRAWAL BENEFIT (GWB), OR GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB), AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT THAT

      MAY BE PROVIDED BY THE RIDER. For a GWB or GLWB rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. In the prospectus, see "Living Benefits -- Operation of the Guaranteed Withdrawal Benefit -- Guaranteed Withdrawal Benefit and Annuitization" (for the GWB) or "Living Benefits -- Operation of the
      GLWB -- Guaranteed Lifetime Withdrawal Benefit and Annuitization" (for the GLWB).



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                         Telephone: 800-343-8496
                                                                  SUPP-MLNEW0418

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                       BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B





                                                                        CLASS VA

                              (OFFERED BETWEEN OCTOBER 7, 2011 AND MAY 1, 2016)






                                                                  APRIL 30, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY
(Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



                                  The annuity contract has 62 investment choices




BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

     BlackRock Global Allocation V.I. Fund



BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)*


     American Funds(R) Balanced Allocation Portfolio (Class C)+

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)+

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*


     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B)* (formerly Pyramis(R) Government Income Portfolio)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*


     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)+

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II


     Baillie Gifford International Stock Portfolio (Class B)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)+

     Brighthouse Asset Allocation 40 Portfolio (Class B)+

     Brighthouse Asset Allocation 60 Portfolio (Class B)+

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)*


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


* If you elect the GWB v1 rider or a GMIB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider, the GWB v1 rider, or a GMIB Max rider.


+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation Restrictions for GMIB Plus IV.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.



To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 93 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits


o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 17
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 18
     Investment Allocation Restrictions for Certain
       Riders............................................ 19
     Free Look........................................... 25
     Accumulation Units.................................. 25
     Account Value....................................... 26
     Replacement of Contracts............................ 26
     Owning Multiple Contracts........................... 27
3. INVESTMENT OPTIONS.................................... 27
     Investment Portfolios That Are Funds-of-Funds....... 30
     Transfers........................................... 30
     Dollar Cost Averaging Programs...................... 33
     Three Month Market Entry Program.................... 35
     Automatic Rebalancing Program....................... 35
     Voting Rights....................................... 35
     Substitution of Investment Options.................. 35
4. EXPENSES.............................................. 36
     Product Charges..................................... 36
     Account Fee......................................... 36
     Guaranteed Minimum Income Benefit -- Rider
       Charge............................................ 36
     Guaranteed Withdrawal Benefit -- Rider Charge....... 37
     Guaranteed Lifetime Withdrawal Benefit -- Rider
       Charge............................................ 38
     Withdrawal Charge................................... 38
     Reduction or Elimination of the Withdrawal
       Charge............................................ 39
     Premium and Other Taxes............................. 39
     Transfer Fee........................................ 39
     Income Taxes........................................ 40
     Investment Portfolio Expenses....................... 40
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 40
     Annuity Date........................................ 40
     Annuity Payments.................................... 40
     Annuity Options..................................... 41
     Variable Annuity Payments........................... 42
     Fixed Annuity Payments.............................. 43
6. ACCESS TO YOUR MONEY.................................. 43
     Systematic Withdrawal Program....................... 44
     Suspension of Payments or Transfers................. 45
7. LIVING BENEFITS....................................... 45
     Overview of Living Benefit Riders................... 45
     Guaranteed Minimum Income Benefit (GMIB)............ 45
     Operation of the GMIB............................... 46
     GMIB Rate Table..................................... 53
     Guaranteed Withdrawal Benefit....................... 57
     GWB Rate Table...................................... 64
     Guaranteed Lifetime Withdrawal Benefit.............. 66
     GLWB Rate Table..................................... 73
8. PERFORMANCE........................................... 76
9. DEATH BENEFIT......................................... 76
     Upon Your Death..................................... 76
     Standard Death Benefit -- Principal Protection...... 77
     Optional Death Benefit -- Annual Step-Up............ 77
     General Death Benefit Provisions.................... 78
     Spousal Continuation................................ 78
     Death of the Annuitant.............................. 79
     Controlled Payout................................... 79
10. FEDERAL INCOME TAX STATUS............................ 79
     Non-Qualified Contracts............................. 79
     Qualified Contracts................................. 82
11. OTHER INFORMATION.................................... 89
     Brighthouse Life Insurance Company of NY............ 89
     The Separate Account................................ 89
     Distributor......................................... 90
     Selling Firms....................................... 90
     Requests and Elections.............................. 91
     Ownership........................................... 92
     Legal Proceedings................................... 93
     Financial Statements................................ 93

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION...................................  94
APPENDIX A............................................... A-1
     Condensed Financial Information..................... A-1
APPENDIX B............................................... B-1
     Participating Investment Portfolios................. B-1
APPENDIX C............................................... C-1
     EDCA Examples with Multiple Purchase Payments....... C-1
APPENDIX D............................................... D-1
     Guaranteed Minimum Income Benefit (GMIB)
       Examples.......................................... D-1
APPENDIX E............................................... E-1
     Guaranteed Withdrawal Benefit Examples.............. E-1
APPENDIX F............................................... F-1
     Guaranteed Lifetime Withdrawal Benefit Examples..... F-1
APPENDIX G............................................... G-1
     Death Benefit Examples.............................. G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 26
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 25
Annual Benefit Payment..................................... 58 and 67
Annuitant................................................................ 93
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Service Center..................................................... 8
Annuity Units............................................................ 40
Beneficiary.............................................................. 93
Benefit Base............................................................. 67
Business Day............................................................. 19
Contract Year............................................................ 18
Free Look................................................................ 25
GLWB Withdrawal Rate..................................................... 67
Good Order............................................................... 92
Guaranteed Principal Adjustment............................ 61 and 71
GWB Withdrawal Rate...................................................... 58
Income Base.............................................................. 46
Income Phase............................................................. 17
Investment Portfolios.................................................... 27
Joint Owners............................................................. 93
Owner.................................................................... 92
Purchase Payment......................................................... 17
Remaining Guaranteed Withdrawal Amount................................... 58
Separate Account......................................................... 89
Total Guaranteed Withdrawal Amount....................................... 57

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed lifetime withdrawal benefit (GLWB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GLWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits -- Guaranteed Minimum Income Benefit (GMIB)").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND CERTAIN OWNERS. The contracts are offered for individuals, some tax qualified and non-tax qualified retirement plans, and certain corporations and other non-natural persons. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. In addition, non-tax qualified contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust that holds the contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the contract by a corporation or certain other legal entities, or within a qualified plan. (See "Federal Income Tax Status.")


This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract (unless the contract is owned by a corporation or other legal entity not holding the contract as agent for a natural person). If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., is a corporation, partnership, or a trust other than a trust that holds the contract as agent for a natural person), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person or, subject to our administrative procedures, a corporation or other legal entity we approve. The Owner of this contract, if held by or for the benefit of a natural person, can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                   Brighthouse Life Insurance Company of NY

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                               1.05%
Administration Charge                                      0.25%
                                                           ----

Total Separate Account Annual Expenses                     1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up Death Benefit     0.20%
Total Separate Account Annual Expenses
Including Charge for Optional Death Benefit                1.50%

--------------------------------------------------------------------------------


 Note 1. An Account Fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")




     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(Note 2)
(as a percentage of the Income Base (Note 3))

  GMIB Max V -- maximum charge                 1.50%

  GMIB Max V -- current charge                 1.00%


  GMIB Max IV -- maximum charge                1.50%

  GMIB Max IV -- current charge                1.00%



  GMIB Max III -- maximum charge               1.50%

  GMIB Max III -- current charge               1.00%


  GMIB Max II -- maximum charge                1.50%

  GMIB Max II -- current charge                1.00%


  GMIB Plus IV -- maximum charge               1.50%

  GMIB Plus IV -- current charge               1.00%


--------------------------------------------------------------------------------
     Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. You may only elect one GMIB rider at a time. Only the GMIB Max V rider is currently available for purchase. The GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus IV riders are not available for purchase. Please see "Living Benefits -- GMIB Rate Table" for information on when each GMIB rider is or was available.



 Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Minimum Income Benefit (GMIB)" for a definition of the term Income Base. The GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus IV rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 4))

  GWB v1 -- maximum charge                                            1.80%

  GWB v1 -- current charge                                            0.90%


--------------------------------------------------------------------------------
 Note 4. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up but will not exceed the maximum charges listed in this table. (See "Expenses.")




GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER
CHARGES
(as a percentage of the Benefit Base (Note 5))

  GLWB -- maximum charge                        2.00%

  GLWB -- current charge                        1.20%


--------------------------------------------------------------------------------

 Note 5. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See "Living
 Benefits -- Guaranteed Lifetime Withdrawal Benefit" for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund        0.63%         0.25%        0.25%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets        0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.55%         0.25%        0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund       0.01%       1.14%         0.13%         1.01%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio          0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio       0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Templeton International           --        0.95%         0.01%         0.94%
  Bond Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%


                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Harris Oakmark International Portfolio          0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation                0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                      0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio              0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                    0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation               0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio          0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk               0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio         0.69%         0.25%        0.05%

 PanAgora Global Diversified Risk                0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                  0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                    0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio          0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio            0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                       0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio         0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio          0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                  0.65%         0.25%        0.03%
  Portfolio

 Wells Capital Management Mid Cap                0.72%         0.25%        0.05%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             0.79%         0.25%        0.06%
  Portfolio

 BlackRock Bond Income Portfolio                 0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio        0.69%         0.25%        0.03%

 BlackRock Ultra-Short Term Bond                 0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio       0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio       0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio       0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio       0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value               0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International           0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               0.71%         0.25%        0.04%

 Jennison Growth Portfolio                       0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio          0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio           0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio            0.30%         0.30%        0.07%

 MetLife Russell 2000(R) Index Portfolio         0.25%         0.30%        0.06%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------- ----------- ----------- --------------- -----------
 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Harris Oakmark International Portfolio           --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation               0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                       --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio               --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                     --        0.82%         0.14%         0.68%

 JPMorgan Global Active Allocation                --        1.02%         0.06%         0.96%
  Portfolio

 Loomis Sayles Global Markets Portfolio           --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk              0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio          --        0.99%         0.10%         0.89%

 PanAgora Global Diversified Risk               0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                   --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                     --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio         0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio           0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                      0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio          --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio           --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                   --        0.93%         0.09%         0.84%
  Portfolio

 Wells Capital Management Mid Cap                 --        1.02%         0.06%         0.96%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock              --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Bond Income Portfolio                  --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio         --        0.97%         0.09%         0.88%

 BlackRock Ultra-Short Term Bond                  --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio      0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio      0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio      0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value                --        1.10%         0.05%         1.05%
  Portfolio

 Brighthouse/Dimensional International            --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity               --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio                --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                        --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio           --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio          0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio           0.01%       0.68%           --          0.68%

 MetLife Russell 2000(R) Index Portfolio        0.01%       0.62%           --          0.62%


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 MetLife Stock Index Portfolio           0.25%         0.25%        0.02%        --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                  0.62%         0.25%        0.02%        --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis Portfolio      0.81%         0.25%        0.04%        --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth          0.60%         0.25%        0.02%        --        0.87%         0.05%         0.82%
  Portfolio

 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.01%         1.06%
  Portfolio

 Western Asset Management Strategic      0.56%         0.25%        0.04%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.02%        --        0.74%         0.01%         0.73%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional GLWB rider (assuming the maximum 2.00% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,184     $1,936      $2,676      $4,653
    minimum       $1,112     $1,727      $2,341      $4,049



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $484      $1,396      $2,316      $4,653
    minimum        $412      $1,187      $1,981      $4,049



CHART 2. Chart 2 assumes that you do not select any optional living benefit rider or the optional Annual Step Up death benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $984      $1,349      $1,721      $2,863
    minimum        $912      $1,133      $1,358      $2,128



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $284        $809      $1,361      $2,863
    minimum        $212        $593      $  998      $2,128


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE


The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your financial representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your financial representative. Your selling firm may offer the contract with a lower maximum issue age for the contract and certain riders than other selling firms.



We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders" and "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Minimum Income Benefit, Guaranteed Withdrawal Benefit, or Guaranteed Lifetime Withdrawal Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base of the Guaranteed Minimum Income Benefit rider, the Remaining Guaranteed Withdrawal Amount of the Guaranteed Withdrawal Benefit rider, any guaranteed amount remaining under the Guaranteed Lifetime Withdrawal Benefit, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, or GWB v1 riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus IV (GMIB Plus IV), we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for GMIB Plus IV" until the rider terminates.

If you choose the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the rider terminates.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX AND GWB V1 RIDERS


If you elect the GMIB Max V rider, or if you elected the GMIB Max IV, GMIB Max III or GMIB Max II rider (the four riders are referred to collectively as the "GMIB Max riders") or if you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:



o  AB Global Dynamic Allocation Portfolio


o  AQR Global Risk Balanced Portfolio

o  BlackRock Global Tactical Strategies Portfolio


o  Brighthouse Balanced Plus Portfolio


o  Invesco Balanced-Risk Allocation Portfolio


o  JPMorgan Global Active Allocation Portfolio


o  MetLife Multi-Index Targeted Risk Portfolio


o  PanAgora Global Diversified Risk Portfolio


o  Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio or Fidelity Institutional Asset Management(R) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max or GWB v1 riders.


The Investment Portfolios listed above (other than the Barclays Aggregate Bond Index Portfolio and Fidelity Institutional Asset Management(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max and GWB v1 riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max or GWB v1 riders are not selected may offer the potential for higher returns. Before you select a GMIB Max or GWB v1 rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max and GWB v1 riders meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect a GMIB Max or GWB v1 rider, you may not participate in the Dollar Cost Averaging (DCA) program.


If a GMIB Max or GWB v1 rider terminates (see the descriptions of the GMIB and GWB riders in the "Living Benefits" section), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB MAX. The following subsections describe potential and current restrictions on subsequent Purchase Payments on the GMIB Max riders.


Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max V, GMIB Max IV, GMIB Max III, or GMIB Max II rider to make subsequent Purchase Payments if:
(a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


Current Restrictions on Subsequent Purchase Payments.


o  If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock
                                        ------
     Exchange on December 2, 2011, and you elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o  If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                        -----
     Exchange on December 2, 2011, and you elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on April 27, 2012. However, we will accept a subsequent Purchase Payment received after April 27, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on March 30, 2012.


o If you elected the GMIB Max III or GMIB Max IV rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If we have imposed restrictions on subsequent Purchase Payments on your
-------------------------------
contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.


Restrictions on Subsequent Purchase Payments After GMIB Max Rider Terminates. If the GMIB Max II, GMIB Max III, or GMIB Max IV rider terminates (see "Living Benefits -- Operation of the GMIB -- Terminating the GMIB Rider"), the restrictions on subsequent Purchase Payments described above will no longer apply.


RESTRICTION ON SUBSEQUENT PURCHASE PAYMENTS -- GWB V1. While the GWB v1 rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see "Living Benefits -- GWB Rate Table"). However, we will permit you to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your contract:
(a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the GWB v1 rider charge is greater than your Account Value. If the GWB v1 rider is cancelled (see "Living Benefits -- Operation of the Guaranteed Withdrawal
Benefit -- Cancellation and Guaranteed Principal Adjustment") or terminated (see "Living Benefits -- Operation of the Guaranteed Withdrawal
Benefit -- Termination of the GWB Rider"), the restriction on subsequent Purchase Payments no longer applies.


INVESTMENT ALLOCATION RESTRICTIONS FOR GMIB PLUS IV


Allocation. If you elect the GMIB Plus IV, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING

TO EITHER (A) OR (B) BELOW:
   ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or the BlackRock Ultra-Short Term Bond Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).



OR


(B) You must allocate:


o  at least 30% of Purchase Payments or Account Value to Platform 1 portfolios;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)

The investment options in each Platform are:


Platform 1
----------



   Brighthouse/Franklin Low Duration Total Return Portfolio

   BlackRock Bond Income Portfolio
     BlackRock Ultra-Short Term BondPortfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Allocation V.I. Fund
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio Brighthouse Balanced Plus
   Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------



   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio


Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE

PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB


If you elect the GLWB rider, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to Platform 1 and Platform 2 below. You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the Investment Portfolios listed below. If you elect the GLWB, you may not participate in the Dollar Cost Averaging (DCA) program.


Platform 1
----------


You must allocate:



o a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Fidelity Institutional Asset Management(R) Government Income Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, and Schroders Global Multi-Asset Portfolio.



AND


Platform 2
----------


You may allocate:


o a maximum of 20% of Purchase Payments or Account Value among the American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.



The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.


Optional Enhanced Dollar Cost Averaging Program. You may allocate Purchase Payments to the Enhanced Dollar Cost Averaging (EDCA) program. If you choose to allocate a Purchase Payment to the EDCA program, you must allocate the entire Purchase Payment to that program. Any transfer from an EDCA program balance must be allocated in accordance with the investment allocation restrictions described above. In addition, unless you provide us with different instructions, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA program, all transfers from the EDCA program must be allocated to the same Investment Portfolios as your most recent allocations for Purchase Payments.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT

DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.


Rebalancing. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA program balance transfer, and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.


GLWB Additional Information. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose to not permit owners of existing contracts with the GLWB rider to make subsequent Purchase Payments if: (a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.



ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.



OWNING MULTIPLE CONTRACTS



You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your financial representative.





3. INVESTMENT OPTIONS


The contract offers 62 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio


   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:


     BlackRock Global Allocation V.I. Fund




BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)*


     American Funds(R) Balanced Allocation Portfolio (Class C)+

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)+

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B)* (formerly Pyramis(R) Government Income Portfolio)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*


     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)+

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)

BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)+

     Brighthouse Asset Allocation 40 Portfolio (Class B)+

     Brighthouse Asset Allocation 60 Portfolio (Class B)+

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)*


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   * If you elect the GWB v1 rider or a GMIB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider, the GWB v1 rider, or a GMIB Max rider.



   + If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
   Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.


   # These Investment Portfolios are only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation Restrictions for GMIB Plus IV.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio


     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GWB rider, the GLWB rider, or a GMIB rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the "Purchase -- Investment Allocation Restrictions for Certain Riders" section.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio


      BlackRock Global Allocation V.I. Fund


      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GWB rider, the GLWB rider, or a GMIB rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your

EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and, unless you specify otherwise, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio (for contracts issued prior to August 20, 2012), or to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program (for contracts issued on or after August 20, 2012).


THREE MONTH MARKET ENTRY PROGRAM



Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.



AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are five different versions of the GMIB under this contract: GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus
IV. Only GMIB Max V is currently available for purchase.


If you select a GMIB rider, we will assess a charge during the Accumulation Phase equal to 1.00% of the Income Base (see "Living Benefits -- Guaranteed Minimum Income Benefit (GMIB)" for a discussion of how the Income Base is determined) at the time the rider charge is assessed prior to any Optional Step-Up.

If your Income Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


The GMIB rider charge is assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; or change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, or the change of Owner/Annuitant.


For GMIB Max III, GMIB Max II, and GMIB Plus IV, if you assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the assignment.


If a GMIB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant if a non-natural person owns the contract); because the Guaranteed Principal Option is exercised; or because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


If you elect the Guaranteed Withdrawal Benefit (GWB) rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Operation of the Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The Guaranteed Withdrawal Benefit rider charge is 0.90% of the Total Guaranteed Withdrawal Amount.


If: you make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option; there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person); or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If the Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitant (if the Owner is a non-natural person), or if the rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination or cancellation takes effect.


The Guaranteed Withdrawal Benefit rider charge is not assessed while your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Operation of the Guaranteed Withdrawal Benefit") equals zero.


The Guaranteed Withdrawal Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs under the Guaranteed Withdrawal Benefit rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. The GWB Maximum Fee Rate is 1.80%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT -- RIDER CHARGE



The Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.20% of the Benefit Base (see "Living
Benefits -- Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your EDCA Program balance and Account Value in the Separate Account.


We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.



Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or
(b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.


If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/

Annuitant, or the assignment.


If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Income Benefit or Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit or Guaranteed Principal Adjustment that may be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.

o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GMIB, GWB, or GLWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions, and availability of each optional rider. We currently offer three types of living benefit riders -- guaranteed income benefits, a guaranteed withdrawal benefit, and a guaranteed lifetime withdrawal benefit:


Guaranteed Income Benefits
--------------------------


o  GMIB Max (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II)


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus IV)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the Investment Portfolios, while assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefit
-----------------------------


o  Guaranteed Withdrawal Benefit (GWB v1)


The Guaranteed Withdrawal Benefit rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


Guaranteed Lifetime Withdrawal Benefit
--------------------------------------


o  Guaranteed Lifetime Withdrawal Benefit (GLWB)


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in "Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB," including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee.


GUARANTEED MINIMUM INCOME BENEFIT (GMIB)


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but you also want to assure a specified guaranteed level of minimum fixed Annuity Payments during the Income Phase, we offer an optional rider for an additional charge, called the Guaranteed Minimum Income Benefit (GMIB). The purpose of the GMIB is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


As described in more detail in "Annuity Payments (The Income Phase)," you can choose to apply your Account Value to fixed Annuity Payments, variable Annuity Payments, or a combination of both. The dollar amount of your Annuity Payments will vary to a significant degree based on the market performance of the Investment Portfolio(s) to which you had allocated Account Value during the Accumulation Phase (and based on market performace during the Income Phase, in the case of variable Annuity Payments).



With the GMIB, the minimum amount of each fixed Annuity Payment you receive during the Income Phase is guaranteed regardless of the investment performance of the Investment Portfolios during the Accumulation Phase or your actual Account Value at the time you elect the Income Phase. Prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



You may purchase the GMIB if you are age 78 or younger on the effective date of your contract. You may not have this benefit and another living benefit (Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GMIB rider may not be terminated except as stated below.


SUMMARY OF THE GMIB


The following section provides a summary of how the GMIB works. A more detailed explanation of the operation of the GMIB is provided, in the section below called "Operation of the GMIB."


Under the GMIB, we calculate an "Income Base" that determines, in part, the minimum amount you receive as fixed Annuity Payments under the GMIB rider if you elect the Income Phase. The Income Base is the greater of two calculated values, the Annual Increase Amount or the Highest Anniversary Value (see "Operation of the GMIB -- Income Base"). We then will apply the Income Base calculated at the time the GMIB rider is exercised to the conservative GMIB Annuity Table specified in your GMIB rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments. (However, your actual payment may be higher than this minimum if, as discussed below, Annuity Payments during the Income Phase of the contract based on the Account Value would produce a higher payment).


IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. THE GMIB MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY. IF AT THE TIME YOU ELECT THE INCOME PHASE, APPLYING YOUR ACTUAL ACCOUNT VALUE TO THEN CURRENT ANNUITY PURCHASE RATES (INDEPENDENT OF THE GMIB RIDER) PRODUCES HIGHER ANNUITY PAYMENTS, YOU WILL RECEIVE THE HIGHER ANNUITY PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED.


DIFFERENT VERSIONS OF THE GMIB. From time to time, we introduce new versions of the GMIB. Each version of the GMIB we have offered with this contract, and the versions we may currently be offering (if any), are listed in the "GMIB Rate Table" immediately following the "Operation of the GMIB" section below. The principal differences between the different versions of the GMIB described in this prospectus are the items listed in the GMIB Rate Table and the Investment Portfolios to which you are permitted to allocate Account Value while the GMIB rider is in effect (see "Operation of the GMIB - Investment Allocation Restrictions").


OPERATION OF THE GMIB


The following section describes how the GMIB operates. When reading the following descriptions of the operation of the GMIB (for example, the "Annual Increase Rate," "Dollar-for-Dollar Withdrawal Percentage," and "Enhanced Payout Rate" sections), refer to the GMIB Rate Table below for the specific rates and other terms applicable to your version of the GMIB.


(See Appendix D for examples illustrating the operation of the GMIB.)


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE AMOUNT LIMIT. THE ANNUAL INCREASE AMOUNT IS LIMITED TO THE ANNUAL INCREASE AMOUNT LIMIT (see "GMIB Rate Table" below) MULTIPLIED BY THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (see "Optional Step-Up" below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to the Annual Increase Amount Limit multiplied by the new, higher Annual Increase Amount, if it is greater than the Annual Increase Amount Limit multiplied by total Purchase Payments.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) the GMIB Annual Increase Rate; or


(b) the Required Minimum Distribution Rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


REQUIRED MINIMUM DISTRIBUTION RATE. The Required Minimum Distribution Rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and any
       (ii) subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a)  if you enroll only in the Automated Required Minimum Distribution
                    ----
         Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of
         (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Operation of the GMIB - Income Base").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the Required Minimum Distribution Rate) is greater than item

(a) above (the GMIB Annual Increase Rate), and your total withdrawals during a

Contract Year, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year,

exceed the Required Minimum Distribution Rate, the Required Minimum
------
Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the GMIB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of Annuity Payments under the GMIB.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. One of the factors used in calculating withdrawal adjustments is called the "Dollar-for-Dollar Withdrawal Percentage." The Dollar-for-Dollar Withdrawal Percentage is the greater of:


(a) the GMIB Dollar-for-Dollar Withdrawal Rate; or


(b) the Required Minimum Distribution Rate (as defined above under "Annual Increase Rate").


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.


For GMIB Max IV only, the GMIB Dollar for Dollar Withdrawal Rate, and therefore
--------------------
the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the GMIB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A HIGHER DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE ALLOWS YOU TO WITHDRAW A LARGER AMOUNT EACH CONTRACT YEAR WHILE RECEIVING DOLLAR-FOR-DOLLAR TREATMENT OF THE WITHDRAWALS RATHER THAN A PROPORTIONAL ADJUSTMENT. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value, a "dollar-for-dollar treatment" withdrawal adjustment may be more favorable than a "proportional reduction" withdrawal adjustment.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) proportional reduction: if total withdrawals in a Contract Year are greater
    ----------------------
       than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) dollar-for-dollar treatment: if total withdrawals in a Contract Year are
    ---------------------------
       not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the

Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE ANNUAL INCREASE AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE ANNUAL INCREASE AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE ANNUAL INCREASE AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF ANNUITY PAYMENTS UNDER THE GMIB RIDER. Complying with the two conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.


Example:
-------


o Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if you owned a GMIB rider with a 4.5% GMIB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first contract year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.


o Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example, if you took a withdrawal during the first Contract Year equal to 10% of the Account Value , that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the GMIB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a the Annual Increase Amount Limit multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.

The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB RIDER CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. The investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation Restrictions for Certain Riders" will no longer apply, and you will be permitted allocate subsequent Purchase Payments or transfer Account Value among any of the available Investment Portfolios.


EXERCISING THE GMIB. If you exercise the GMIB rider, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB rider.


THE GMIB ANNUITY TABLE. When the contract is annuitized, Annuity Payments under the GMIB rider will be determined by applying the Income Base to the rates in the GMIB Annuity Table. The GMIB Annuity Table Basis is specified in the rider and the GMIB Rate Table.


As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances.


If you select the GMIB and if:


o  your contract was issued on or after the Minimum Enhanced Payout Issue Age;


o  you take no withdrawals prior to the Minimum Enhanced Payout Withdrawal Age;


o your Account Value is fully withdrawn or decreases to zero at or after you reach the Minimum Enhanced Payout Withdrawal Age and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB will equal or exceed the applicable Enhanced Payout Rate multiplied by the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the Enhanced Payout Rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at the applicable Minimum Enhanced Payout Withdrawal Age and subsequently died, if that Owner's spouse continued the contract and the GMIB rider, the spouse would be eligible for the Enhanced Payout Rates as described above, even if the spouse were younger than the Minimum Enhanced Payout Withdrawal Age at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the Enhanced Payout Rates is based on the spouse's age when the spouse begins to take withdrawals.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB investment allocation restrictions, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent purchase payments that may apply for your version of the GMIB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain Riders."


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Minimum Income Benefit section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


TERMINATING THE GMIB RIDER. Except as otherwise provided in the GMIB rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed); or


      f) The effective date of the Guaranteed Principal Option.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


For GMIB Max III, GMIB Max II and GMIB Plus IV only, the rider will terminate
---------------------------------------------------
upon the date you assign your contract (a pro rata portion of the rider charge will be assessed). Under our current administrative procedures, we will waive the termination of the GMIB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates. The investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation Restrictions for Certain Riders" will no longer apply, and you will be permitted allocate subsequent Purchase Payments or transfer Account Value among any of the available Investment Portfolios.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GMIB Dollar for Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the GMIB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GMIB RATE TABLE


USING THE GMIB RATE TABLE. The GMIB Rate Table indicates the date each version was first offered ("Date Introduced"). Only one version is currently available. When a new version of the GMIB is introduced, it generally will replace the prior version once approved in New York state. However, certain broker-dealers may not offer a new version on the first date it is introduced.



If you have already purchased a contract, to determine which version of the GMIB (if any) you purchased with your contract, you should refer to the copy of the contract you received after you purchased it. If you would like another copy of your contract, including any applicable GMIB rider, please call our Annuity Service Center at (800) 343-8496. If you are purchasing a contract, to determine which version of the rider is currently being offered, you should ask your financial representative.

If we introduce a new version of the rider, we generally will do so by updating the GMIB Rate Table. Changes to the GMIB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.


The GMIB Rate Table lists the following for each version of the GMIB:


o  the GMIB Annual Increase Rate, which is the minimum rate at which the Annual
       -------------------------
     Increase Amount is increased at each Contract Anniversary (see "Operation of the GMIB -- Income Base");


o  the GMIB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if you
       --------------------------------------
     make withdrawals that do not exceed the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the GMIB -- see "Operation of the GMIB -- Withdrawal Adjustments.") For IRAs and other Qualified Contracts, also see "Operation of the GMIB -- Required Minimum Distribution Rate.";


o  the Annual Increase Amount Limit -- the Annual Increase Amount (see "Annual
       ----------------------------
     Increase Amount" above for a definition) is limited to the Annual Increase Amount Limit multiplied by the greater of: (a) your Purchase Payments or
     (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see "Operation of the GMIB -- Optional Step-Up");


o  the Enhanced Payout Rates, which may be available upon exercise of the GMIB,
       ---------------------
     depending on your age at the time your contract was issued (the Minimum Enhanced Payout Issue Age) and your age at the time you took your first withdrawal (the Minimum Enhanced Payout Withdrawal Age) (see "Operation of the GMIB -- Enhanced Payout Rates"); and


o  the GMIB Annuity Table Basis is specified in your rider and is used to
       ------------------------
     determine the amount of GMIB income payments, depending on your age, your sex, and the Annuity Option you select. Please note the annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.

GMIB RATE TABLE



                                      GMIB         GMIB        ANNUAL        ENHANCED PAYOUT RATES
                                                                                     MINIMUM
                                                DOLLAR-FOR-              MINIMUM    ENHANCED
               DATE        DATE      ANNUAL       DOLLAR      INCREASE  ENHANCED     PAYOUT     ENHANCED       GMIB
   GMIB       FIRST        LAST     INCREASE    WITHDRAWAL     AMOUNT    PAYOUT    WITHDRAWAL    PAYOUT       ANNUITY
   RIDER    AVAILABLE   AVAILABLE     RATE         RATE        LIMIT    ISSUE AGE      AGE        RATE      TABLE BASIS
                                                                                                           Annuity 2000
                                                                                                            Mortality
                                                                                                              Table,
                                                                                                           10 years of
                                                                                                            mortality
                                                                                                           improvement
    GMIB                                                                                                     based on
            04/29/13    05/01/16     4.0%          4.0%        400%        48         60         4.0%
   Max V1                                                                                                   projection
                                                                                                            Scale AA,
                                                                                                           10-year age
                                                                                                          set back with
                                                                                                           interest of
                                                                                                             0.5% per
                                                                                                              annum
                                                                                                           Annuity 2000
                                                                                                            Mortality
                                              4.5% if first
                                                                                                              Table,
                                                withdrawal                 55         62         4.5%      10 years of
                                               prior to 5th
                                                                                                            mortality
                                                 contract
                                                                                                           improvement
                                               anniversary2
    GMIB                                                                                                     based on
            08/20/12    04/28/13     5.0%           or         400%
   Max IV                                                                                                   projection
                                              5.0% if first
                                                                                                            Scale AA,
                                                withdrawal
                                                                                                           10-year age
                                               on or after
                                                                                                          set back with
                                                                           55         67         5.0%
                                               5th contract
                                                                                                           interest of
                                               anniversary2
                                                                                                             0.5% per
                                                                                                              annum
                                                                                                           Annuity 2000
                                                                                                            Mortality
                                                                                                              Table,
                                                                                                           10 years of
                                                                                                            mortality
                                                                                                           improvement
    GMIB                                                                                                     based on
            01/03/12    08/17/12     5.0%          5.0%        325%        57         62         5.0%
  Max III                                                                                                   projection
                                                                                                            Scale AA,
                                                                                                           10-year age
                                                                                                          set back with
                                                                                                           interest of
                                                                                                             1.0% per
                                                                                                              annum
                                                                                                           Annuity 2000
                                                                                                            Mortality
                                                                                                              Table,
                                                                           62         62         5.0%      10 years of
                                                                                                            mortality
                                                                                                           improvement
    GMIB                                                                                                     based on
            10/10/11    12/30/11     5.5%          5.5%        275%
   Max II                                                                                                   projection
                                                                                                            Scale AA,
                                                                                                           10-year age
                                                                                                          set back with
                                                                           62         67         5.5%
                                                                                                           interest of
                                                                                                             1.0% per
                                                                                                              annum
                                                                                                           Annuity 2000
                                                                                                            Mortality
                                                                                                              Table,
                                                                                                           10 years of
                                                                                                            mortality
                                                                                                           improvement
    GMIB                                                                                                     based on
            10/10/11    02/24/12     4.5%          4.5%        400%        48         60         4.5%
  Plus IV                                                                                                   projection
                                                                                                            Scale AA,
                                                                                                           10-year age
                                                                                                          set back with
                                                                                                           interest of
                                                                                                             1.0% per
                                                                                                              annum

     --------

     (1) Only the GMIB Max V rider is currently available for purchase.



 (2) For GMIB Max IV only, the GMIB Withdrawal Rate, and therefore the
     --------------------
 Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max IV (see "Operation of the GMIB -- Withdrawal Adjustments").

GUARANTEED WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Guaranteed Withdrawal Benefit (GWB). The purpose of the GWB rider is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


The GWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. You may begin taking withdrawals under the GWB rider immediately or at a later time. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you.


You may purchase the GWB rider if you are age 80 or younger on the effective date of your contract. You may not have this benefit and another living benefit (GMIB or Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below.


SUMMARY OF THE GUARANTEED WITHDRAWAL BENEFIT RIDER


The following section provides a summary of how the Guaranteed Withdrawal Benefit (GWB) rider works. A more detailed explanation of the operation of the GWB is provided in the section below called "Operation of the Guaranteed Withdrawal Benefit."


The GWB guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. THE GWB DOES NOT GUARANTEE WITHDRAWALS FOR YOUR LIFETIME.


Under the GWB, we calculate a "Total Guaranteed Withdrawal Amount" (TGWA) that determines, in part, the maximum amount you may receive as withdrawals each year ("Annual Benefit Payment") without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment.


IT IS IMPORTANT TO RECOGNIZE THAT THE TGWA IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the Guaranteed Withdrawal Benefit rider after a waiting period of at least 15 years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See "Operation of the Guaranteed Withdrawal Benefit -- Cancellation and Guaranteed Principal Adjustment" below.)


While the GWB rider is in effect, you may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See "Restrictions on Subsequent Purchase Payments" below.)


OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT


The following section describes how the Guaranteed Withdrawal Benefit (GWB) operates. When reading the following descriptions of the operation of the GWB (for example, the "Total Guaranteed Withdrawal Amount," "Annual Benefit Payment," and "Payment Enhancement Feature" sections), refer to the GWB Rate Table at the end of this section of the prospectus for the specific rates and other terms applicable to your GWB rider.


(See Appendix E for examples illustrating the operation of the GWB.)


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Guaranteed Withdrawal Benefit rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional Purchase Payment received during the GWB Purchase Payment Period (see "Restriction on Subsequent Purchase Payments" below). If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. DEPENDING ON THE RELATIVE AMOUNTS OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional Purchase Payments received during the GWB Purchase Payment Period (see "Restrictions on Subsequent Purchase Payments" below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE REMAINING AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB rider (see "Additional Information" below).


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See "Payment Enhancement Feature" below for a feature which may allow you to increase your Annual Benefit Payment during a Contract Year if you are confined to a nursing home.)


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


IT IS IMPORTANT TO NOTE:


o We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals.

o IF YOU HAVE ELECTED THE GWB, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB, BECAUSE THE GWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL (SEE THE GWB RATE TABLE). AS SHOWN IN THE GWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL WILL RESULT IN A HIGHER GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE GWB WITHDRAWAL RATE.


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount or Annual Benefit Payment, but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix E, "GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See
"Expenses -- Withdrawal Charge.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Internal Revenue Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).

If:


(1) you are enrolled in the Automated Required Minimum Distribution Program, or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o  may reset the GWB rider charge to a rate that does not exceed the lower of:
     (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


PAYMENT ENHANCEMENT FEATURE. The Payment Enhancement Feature may allow you to increase your Annual Benefit Payment for a Contract Year if you are confined to a nursing home. Beginning in the fourth Contract Year, you may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:


(1) you are confined to a nursing home for at least 90 consecutive days;


(2) your request is received by the contract anniversary immediately prior to the oldest Owner's 81st birthday (however, if we received a request from you by this contract anniversary and we approved it, you are permitted
                                        ------------------
       to submit additional requests after this contract anniversary);


(3) you have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;


(4) the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while you are confined;


(5) your Account Value is greater than zero at the time the request is approved; and


(6) the GWB rider has not been terminated.


In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.


If you meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:


(a) the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate, and then multiplied by the Total Guaranteed Withdrawal Amount; or;


(b) your Annual Benefit Payment before the acceptance of your request.


Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.


The Payment Enhancement Feature may allow you to receive a larger Annual

Benefit Payment for a Contract Year without taking an Excess Withdrawal (see

"Managing Your Withdrawals" above). The Payment Enhancement Feature does not
                                                                         ---
increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB rider) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB rider).


At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, you may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if you meet the conditions above.


The Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the GWB rider will terminate, we will no longer deduct the GWB rider charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the GWB rider on the 15th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS (IF PERMITTED UNDER THE GWB RIDER; SEE "RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS" BELOW) SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE, SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GWB FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GWB investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders."

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see the GWB Rate Table). If the GWB rider is cancelled (see "Cancellation and Guaranteed Principal Adjustment" above) or terminated (see "Termination of the GWB Rider" below), this restriction on subsequent Purchase Payments no longer applies.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE GWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may purchase the GWB rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB rider.


TERMINATION OF THE GWB RIDER. The GWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider; or


(7) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Once the rider is terminated, the GWB rider charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply.


ADDITIONAL INFORMATION. The GWB rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the GWB rider is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


1) Annuitize the Account Value under the contract's annuity provisions.


2) Elect to receive the Annual Benefit Payment under the GWB rider paid each year until the RGWA is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Total Guaranteed Withdrawal Amount (TGWA) and Remaining Guaranteed Withdrawal Amount (RGWA) on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual, or annual basis.

Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GWB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA, and Annual Benefit Payment being reduced.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GWB RATE TABLE


The GWB Rate Table lists the following for the GWB:


o  the GWB Withdrawal Rate: if you take withdrawals that do not exceed the GWB
       -------------------
     Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment, and may have a significant negative impact on the value of the benefits available under the GWB -- see "Operation of the Guaranteed Withdrawal Benefit -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the Guaranteed Withdrawal
     Benefit -- Required Minimum Distributions.";


o  the GWB Purchase Payment Period, which is the period of time following the
       ---------------------------
     contract issue date during which you may make subsequent Purchase Payments (see "Operation of the Guaranteed Withdrawal Benefit -- Restrictions on Subsequent Purchase Payments"); and


o  the Payment Enhancement Rate, which is the percentage by which the GWB
       ------------------------
     Withdrawal Rate will be increased if you request and meet the requirements of the Payment Enhancement Feature under the GWB rider (see "Operation of the Guaranteed Withdrawal Benefit -- Payment Enhancement Feature").


DIFFERENT VERSIONS OF THE GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the rider, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GWB RATE TABLE



                                                                  GWB
                DATE        DATE               GWB              PURCHASE    PAYMENT
    GWB        FIRST        LAST            WITHDRAWAL          PAYMENT   ENHANCEMENT
   RIDER     AVAILABLE   AVAILABLE             RATE              PERIOD      RATE
                                          if first
                                         withdrawal
                                      taken before 5th  5.0%
                                          contract
                                        anniversary
                                          if first
                                         withdrawal
                                                               120 days
                                     taken on or after
                                                                 from
                                        5th contract
    GWB v1   05/20/13    05/01/16                       6.0%   contract      150%
                                      anniversary but
                                                                 issue
                                        before 10th
                                                                 date
                                          contract
                                        anniversary
                                          if first
                                         withdrawal
                                     taken on or after  7.0%
                                       10th contract
                                        anniversary

GUARANTEED LIFETIME WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in "Operation of the GLWB" below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider:
FlexChoice Level and FlexChoice Expedite (see "GLWB Variations" below.)


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below).


You may purchase the GLWB rider if you are at least the Minimum Issue Age (see "GLWB Rate Table" below), and not older than age 85 on the effective date of your contract. You may not select this rider together with the GWB v1 rider, a GMIB rider, or the optional Annual Step-Up Death Benefit. Once selected, the GLWB rider may not be terminated except as stated below.


SUMMARY OF THE GLWB


The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called "Operation of the GLWB."


The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB RIDER DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


Under the GLWB rider, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits.


IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)


While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB -- Potential Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.

OPERATION OF THE GLWB


The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider.


(See Appendix F for examples illustrating the operation of the GLWB.)


BENEFIT BASE. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table") while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see "GLWB Rate Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any
withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


On each contract anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table") multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see "Automatic Step-Up" below).


ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see "GLWB Rate Table"). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.


Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.


As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.

If your contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


It is important to note:


o If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see "GLWB Rate Table") multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


o If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.


o IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB RIDER, AND THE GLWB RIDER WILL TERMINATE.


o If your contract has not been continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table".)


o You may elect to receive the commuted value of lifetime payments under the GLWB rider in a lump sum instead of lifetime payments. We will determine the amount of the lump sum as of the date the Account Value is reduced to zero, based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. When we determine the amount of the lump sum, we will calculate the present value by discounting the value of the stream of Annual Benefit Payments that would have been payable to you over your expected lifetime. In calculating the present value, we will determine the amount and number of Annual Benefit Payments (that is, the number of payments you would have received over your expected lifetime), and the discount rate for calculating the present value of those payments, based on life expectancy assumptions and interest rate conditions at the time of the calculation. The lump sum we offer you will be at least 90% of the present value that was calculated and will be determined in a nondiscriminatory manner (as required in New York State). We will send you a Notice that specifies the amount of the Annual Benefit Payments, on the one hand, and the amount of the lump sum offered, on the other, so that you can make your decision as to which option to elect. You will have at least 45 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company.


o While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.


o IF YOU HAVE SELECTED THE GLWB RIDER, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB RIDER, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL

     AGE (SEE "GLWB RATE TABLE"). AS SHOWN IN THE GLWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


o At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider.


GLWB VARIATIONS. We currently offer two variations of the GLWB rider. The two variations are FlexChoice Level and FlexChoice Expedite. The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.


Prior to issuance, you must select either:

o FlexChoice Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or

o FlexChoice Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO LIFETIME WITHDRAWAL AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix F, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."


You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See
"Expenses -- Withdrawal Charges.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


AUTOMATIC STEP-UP. On each contract anniversary prior to the contract Owner's 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below).


The Automatic Step-Up:


o will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals;


o will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and


o may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The contract, however, will continue.

If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB RIDER FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GLWB investment allocation restrictions see "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GLWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE UNDER THE GLWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


GLWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider.


TERMINATION OF THE GLWB RIDER. The GLWB rider will terminate upon the earliest of:

(1) the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed);


(2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see "Spousal Continuation" below);


(5) the death of the Owner after the first Spousal Continuation;


(6) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(7) the effective date of the cancellation of the rider;


(8) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(9) the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under
Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.


SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table"), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Rider" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate.


If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.


If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table") to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table").

The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary's death).


If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.


To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GLWB RATE TABLE


The GLWB Rate Table lists the following for the GLWB rider.


o  Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at
   -----------
     which the Benefit Base is increased
     at each contract anniversary if a withdrawal has not occurred in the previous Contract Year.


o  Rollup Rate Period End Date: The period of time following the contract issue
   ---------------------------
     date during which the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base.


o  GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take
   --------------------
     withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB -- see "Operation of the GLWB -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the GLWB -- Required Minimum Distributions."



o  GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after
   ----------------------------
     the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life



      o Joint Lifetime Guarantee Rate option: At the time your Account Value is
        ------------------------------------
               reduced to zero, we will first pay you any Remaining Annual

               Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above); we will then begin making monthly payments using the applicable Single

               Lifetime Guarantee Rate unless you elect to have your Annual

               Benefit Payments paid for the life of you and your spouse using the applicable Joint Lifetime Guarantee Rate. You may elect a

               Joint Lifetime Guarantee rate only if 1) your spouse is no
                                             -------
               younger than the Minimum Spousal Age and 2) your contract has
                                                    ---
               not been continued under the Spousal Continuation provision
               ---
               described above.



DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GLWB RATE TABLE


FLEXCHOICE LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.



                                                                MINIMUM
                                                              ISSUE AGE /                                   GLWB LIFETIME
    DATE        DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
 AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)        IS REDUCED TO $0)
                                                               Minimum       Age at 1st                 Single      Joint
                                                            --------------
                                                              Issue Age:     Withdrawal    Withdrawal   Lifetime    Lifetime
                                                            --------------
                                                             You must be      After Age       Rate      Guarantee   Guarantee
                                                             at least age      59 1/2                      Rate        Rate
                                                             60 years old
                                                             at contract
                                                                           59 1/2 to less
                                                                issue.
                                                                                              4.00%       4.00%       3.00%
                                                                               than 65
                                      10th
 08/31/15    05/01/16    5.00%      Contract     59 1/2        Minimum
                                                            --------------
                                  Anniversary                                65 to less
                                                             Spousal Age:
                                                            --------------
                                                                                              5.00%       5.00%       3.60%
                                                                               than 75
                                                            Your Spouse's
                                                            Date of Birth
                                                              may not be
                                                                             75 to less
                                                                                              5.25%       5.25%       4.25%
                                                             more than 4
                                                                               than 80
                                                             years after
                                                             your Date of
                                                                                 80+          5.75%       5.75%       4.75%



                              FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.


                                     ROLLUP
   DATE       DATE                             LIFETIME
                        ROLLUP        RATE
  FIRST       LAST                             WITHDRAWAL
                         RATE      PERIOD END
AVAILABLE   AVAILABLE                              AGE
                                      DATE
                                      10th
 08/31/15    05/01/16    5.00%      Contract     59 1/2
                                  Anniversary



                Birth.

                              FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.


               MINIMUM
   DATE                     GLWB WITHDRAWAL RATE          GLWB LIFETIME GUARANTEE RATE
             ISSUE AGE /
  FIRST                     (WHEN ACCOUNT VALUE                (WHEN ACCOUNT VALUE
               MINIMUM
AVAILABLE                   IS GREATER THAN $0)                 IS REDUCED TO $0)
             SPOUSAL AGE
                                                       Age When
                            Age at 1st                            Single      Joint
                                                        Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                       Value is
                             After Age      Rate                  Guarantee   Guarantee
               Minimum                                Reduced to
            --------------
                              59 1/2                                 Rate        Rate
              Issue Age:                                 Zero
            --------------
             You must be
                                                         79 or
             at least age
                                                                    3.00%       2.00%
                             59 1/2 to                  younger
             60 years old
                                            5.00%
                           less than 65
             at contract
                                                          80+       3.25%       2.25%
                issue.

                                                         79 or
                                                                    4.00%       3.00%
 08/31/15      Minimum
            --------------
                            65 to less                  younger
                                            6.00%
             Spousal Age:
            --------------
                              than 75
            Your Spouse's                                 80+       4.25%       3.25%
            Date of Birth
                                                         79 or
              may not be
                                                                    4.00%       3.00%
                            75 to less                  younger
             more than 4
                                            6.00%
                              than 80
             years after
                                                          80+       4.25%       3.25%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.00%       4.00%

8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. You may select the optional Annual Step-Up Death Benefit rider if you do not select a living benefit rider, or in combination with any of the living benefit riders described in the "Living Benefits" section of this prospectus except the Guaranteed Lifetime Withdrawal Benefit (GLWB).


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of yourcontract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the

     Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, including the ability to make Purchase Payments, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS


INTRODUCTION



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION



The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.



The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.



ROLLOVERS AND TRANSFERS



Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code

Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




11. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc.
(BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Lifetime Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for
the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:



o  Through your financial representative



o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.



TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Minimum Income Benefit (GMIB)").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Additional Information


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.426973          9.729483       1,335,609.5383
01/01/2012 to 12/31/2012         9.729483         10.550465       2,435,527.5653
01/01/2013 to 12/31/2013        10.550465         11.551854       2,864,439.0481
01/01/2014 to 12/31/2014        11.551854         12.216082       2,882,292.7986
01/01/2015 to 12/31/2015        12.216082         12.103911       2,888,417.6467
01/01/2016 to 12/31/2016        12.103911         12.352480       2,751,832.5647
01/01/2017 to 12/31/2017        12.352480         13.826296       2,593,610.3014
--------------------------      ---------         ---------       --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996837          1.039690          97,949.6271
01/01/2015 to 12/31/2015         1.039690          1.014136         428,181.1237
01/01/2016 to 12/31/2016         1.014136          1.018967         409,205.3225
01/01/2017 to 12/31/2017         1.018967          1.159314         554,677.7000
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         9.118812          9.510068       2,334,134.4151
01/01/2012 to 12/31/2012         9.510068         10.635126       2,344,329.0324
01/01/2013 to 12/31/2013        10.635126         12.418392       2,256,489.1365
01/01/2014 to 12/31/2014        12.418392         12.973529       2,337,431.9617
01/01/2015 to 12/31/2015        12.973529         12.690204       2,121,626.0450
01/01/2016 to 12/31/2016        12.690204         13.477601       2,064,825.9976
01/01/2017 to 12/31/2017        13.477601         15.515650       1,873,214.2219
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         8.359693          8.804928         804,042.7533
01/01/2012 to 12/31/2012         8.804928         10.074643         783,471.6550
01/01/2013 to 12/31/2013        10.074643         12.416587         748,144.0300
01/01/2014 to 12/31/2014        12.416587         13.013058         717,904.3166
01/01/2015 to 12/31/2015        13.013058         12.722429         694,627.7535
01/01/2016 to 12/31/2016        12.722429         13.655813         675,349.5094
01/01/2017 to 12/31/2017        13.655813         16.324795         621,345.0009
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         8.139451          8.627058         373,500.3512
01/01/2012 to 12/31/2012         8.627058          9.977656         350,388.2327
01/01/2013 to 12/31/2013         9.977656         12.756792         319,422.5472
01/01/2014 to 12/31/2014        12.756792         13.595291         325,089.2396
01/01/2015 to 12/31/2015        13.595291         14.262268         345,559.6184
01/01/2016 to 12/31/2016        14.262268         15.328379         338,886.3420
01/01/2017 to 12/31/2017        15.328379         19.314177         308,334.9024
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         9.633801          9.976909       1,203,805.4563
01/01/2012 to 12/31/2012         9.976909         10.892841       1,190,691.0061
01/01/2013 to 12/31/2013        10.892841         12.181525       1,114,383.9175
01/01/2014 to 12/31/2014        12.181525         12.731520       1,074,252.9272
01/01/2015 to 12/31/2015        12.731520         12.450914       1,040,900.3102
01/01/2016 to 12/31/2016        12.450914         13.125741         962,222.1619
01/01/2017 to 12/31/2017        13.125741         14.607311         869,628.4824
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.197686         10.597807       1,368,022.9399
01/01/2012 to 12/31/2012        10.597807         11.541250       2,779,735.9535
01/01/2013 to 12/31/2013        11.541250         10.983847       3,310,414.5068
01/01/2014 to 12/31/2014        10.983847         11.252874       3,214,887.1324
01/01/2015 to 12/31/2015        11.252874         10.024096       3,057,598.4831
01/01/2016 to 12/31/2016        10.024096         10.759754       2,847,192.0779
01/01/2017 to 12/31/2017        10.759754         11.639043       2,708,251.2725
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.268022          9.562084       2,410,477.0692
01/01/2012 to 12/31/2012         9.562084         10.279944       5,035,223.1176
01/01/2013 to 12/31/2013        10.279944         11.170834       5,835,737.7660
01/01/2014 to 12/31/2014        11.170834         11.655534       5,678,206.1149
01/01/2015 to 12/31/2015        11.655534         11.469519       5,623,373.8367
01/01/2016 to 12/31/2016        11.469519         11.799458       5,258,643.8245
01/01/2017 to 12/31/2017        11.799458         13.171261       4,929,075.0659
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        19.484877         20.637627          61,277.6362
01/01/2012 to 12/31/2012        20.637627         23.691878          65,813.6710
01/01/2013 to 12/31/2013        23.691878         25.517482          75,854.7931
01/01/2014 to 12/31/2014        25.517482         25.965923          93,178.4367
01/01/2015 to 12/31/2015        25.965923         24.544095          83,442.9737
01/01/2016 to 12/31/2016        24.544095         27.558429          71,804.1783
01/01/2017 to 12/31/2017        27.558429         29.255899          68,426.2916
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        10.096797         10.705026         807,354.5027
01/01/2012 to 12/31/2012        10.705026         12.310273         816,728.5994
01/01/2013 to 12/31/2013        12.310273         15.705375         809,678.9585
01/01/2014 to 12/31/2014        15.705375         16.258835         758,255.7643
01/01/2015 to 12/31/2015        16.258835         15.695113         738,149.1133
01/01/2016 to 12/31/2016        15.695113         16.849617         697,894.5880
01/01/2017 to 12/31/2017        16.849617         20.406454         617,364.0232
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.188557          9.377131       2,628,610.6345
01/01/2012 to 12/31/2012         9.377131         10.447619       4,785,733.5431
01/01/2013 to 12/31/2013        10.447619         11.770200       6,455,358.3348
01/01/2014 to 12/31/2014        11.770200         12.713680       6,667,555.6850
01/01/2015 to 12/31/2015        12.713680         12.012451       6,699,356.9267
01/01/2016 to 12/31/2016        12.012451         12.823491       6,641,879.8477
01/01/2017 to 12/31/2017        12.823491         14.949084       6,409,096.2807
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        14.826879         15.792798       182,140.1743
01/01/2012 to 12/31/2012        15.792798         18.354655       173,430.5311
01/01/2013 to 12/31/2013        18.354655         23.948419       165,305.4638
01/01/2014 to 12/31/2014        23.948419         23.996560       154,427.0495
01/01/2015 to 12/31/2015        23.996560         22.360751       146,523.0492
01/01/2016 to 12/31/2016        22.360751         28.912816       129,750.7709
01/01/2017 to 12/31/2017        28.912816         31.815907       114,949.1355
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011         9.732283         10.023099       253,446.5863
01/01/2012 to 12/31/2012        10.023099         11.738767       269,265.7916
01/01/2013 to 12/31/2013        11.738767         10.987975       307,730.0150
01/01/2014 to 12/31/2014        10.987975         10.118507       319,413.1781
01/01/2015 to 12/31/2015        10.118507          8.590973       332,134.1789
01/01/2016 to 12/31/2016         8.590973          9.436499       301,226.8477
01/01/2017 to 12/31/2017         9.436499         11.929904       270,828.7015
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON
VANCE FLOATING RATE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.991233         10.266097        25,492.1766
01/01/2012 to 12/31/2012        10.266097         10.853788        20,081.0644
01/01/2013 to 12/31/2013        10.853788         11.102365        24,336.2689
01/01/2014 to 12/31/2014        11.102365         11.017574        23,951.8818
01/01/2015 to 12/31/2015        11.017574         10.762911        27,381.1664
01/01/2016 to 12/31/2016        10.762911         11.585414        32,501.6380
01/01/2017 to 12/31/2017        11.585414         11.833101        34,385.9232
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.714680          9.760397        38,823.6175
01/01/2012 to 12/31/2012         9.760397         10.037167        45,689.5567
01/01/2013 to 12/31/2013        10.037167         10.002501       148,534.2394
01/01/2014 to 12/31/2014        10.002501          9.957810       166,574.1275
01/01/2015 to 12/31/2015         9.957810          9.748493       159,261.3184
01/01/2016 to 12/31/2016         9.748493          9.904269       166,999.2261
01/01/2017 to 12/31/2017         9.904269          9.887143       147,318.8532
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011        11.917646         11.959925        40,406.7601
01/01/2012 to 12/31/2012        11.959925         13.464188        40,083.7153
01/01/2013 to 12/31/2013        13.464188         13.401332        37,698.5303
01/01/2014 to 12/31/2014        13.401332         13.352382        38,225.1708
01/01/2015 to 12/31/2015        13.352382         12.606413        36,572.9536
01/01/2016 to 12/31/2016        12.606413         12.527342        37,123.5972
01/01/2017 to 12/31/2017        12.527342         12.358601        38,749.3311
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        12.353233         13.176814       109,601.0729
01/01/2012 to 12/31/2012        13.176814         16.353057       103,197.8717
01/01/2013 to 12/31/2013        16.353057         16.680772       107,137.7295
01/01/2014 to 12/31/2014        16.680772         18.612590       205,407.7979
01/01/2015 to 12/31/2015        18.612590         18.078496       185,305.2510
01/01/2016 to 12/31/2016        18.078496         17.964995       162,442.6827
01/01/2017 to 12/31/2017        17.964995         19.599985       147,037.0293
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011          7.030838          7.626325         261,982.2299
01/01/2012 to 12/31/2012          7.626325          8.902546         253,292.3439
01/01/2013 to 12/31/2013          8.902546         12.769341         239,093.3155
01/01/2014 to 12/31/2014         12.769341         14.955819         251,126.7588
01/01/2015 to 12/31/2015         14.955819         14.138445         237,924.7523
01/01/2016 to 12/31/2016         14.138445         14.301289         223,030.2552
01/01/2017 to 12/31/2017         14.301289         16.682495         197,101.9115
--------------------------       ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

10/07/2011 to 12/31/2011        132.752579        137.602439           1,583.7388
01/01/2012 to 12/31/2012        137.602439        166.062051           2,525.2175
01/01/2013 to 12/31/2013        166.062051        210.680814           2,244.4540
01/01/2014 to 04/25/2014        210.680814        219.314268               0.0000
--------------------------      ----------        ----------         ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         16.695165         16.723543         243,406.8375
01/01/2012 to 12/31/2012         16.723543         21.292247         239,031.5056
01/01/2013 to 12/31/2013         21.292247         27.370640         224,663.1016
01/01/2014 to 12/31/2014         27.370640         25.401962         237,544.7990
01/01/2015 to 12/31/2015         25.401962         23.892177         219,242.6965
01/01/2016 to 12/31/2016         23.892177         25.461206         212,000.0254
01/01/2017 to 12/31/2017         25.461206         32.715610         188,093.0980
--------------------------      ----------        ----------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          1.010696          1.047269       6,434,367.1040
01/01/2013 to 12/31/2013          1.047269          1.050877      10,064,819.5715
01/01/2014 to 12/31/2014          1.050877          1.093005       9,324,329.0080
01/01/2015 to 12/31/2015          1.093005          1.031456       9,147,680.9287
01/01/2016 to 12/31/2016          1.031456          1.135152       8,710,255.1494
01/01/2017 to 12/31/2017          1.135152          1.230132       8,456,397.0673
--------------------------      ----------        ----------      ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011          9.159174          9.942277         254,576.1406
01/01/2012 to 12/31/2012          9.942277         11.607402         244,812.1339
01/01/2013 to 12/31/2013         11.607402         15.481667         226,255.4072
01/01/2014 to 12/31/2014         15.481667         16.671405         503,309.2300
01/01/2015 to 12/31/2015         16.671405         15.442562         499,490.7533
01/01/2016 to 12/31/2016         15.442562         17.844135         477,407.4663
01/01/2017 to 12/31/2017         17.844135         20.747096         418,143.9232
--------------------------      ----------        ----------      ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         14.140287         15.379785         119,155.9816
01/01/2012 to 12/31/2012         15.379785         17.911571         119,859.2900
01/01/2013 to 12/31/2013         17.911571         24.734051         113,840.9996
01/01/2014 to 12/31/2014         24.734051         26.293351         104,921.4460
01/01/2015 to 12/31/2015         26.293351         25.459025         106,694.7334
01/01/2016 to 12/31/2016         25.459025         27.947803         105,689.9378
01/01/2017 to 12/31/2017         27.947803         34.507567          94,950.8674
--------------------------      ----------        ----------      ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         11.176886         10.624777         196,710.0482
01/01/2014 to 12/31/2014         10.624777         10.999554         225,359.1216
01/01/2015 to 12/31/2015         10.999554         10.888122         209,926.8096
01/01/2016 to 12/31/2016         10.888122         10.965199         189,912.2371
01/01/2017 to 12/31/2017         10.965199         11.160121         204,078.1941
--------------------------      ----------        ----------      ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

10/07/2011 to 12/31/2011        10.623701         10.763731          173,019.7877
01/01/2012 to 12/31/2012        10.763731         11.123879          184,075.2260
01/01/2013 to 04/26/2013        11.123879         11.095140                0.0000
--------------------------      ---------         ---------          ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012751          1.049314        4,675,069.8996
01/01/2013 to 12/31/2013         1.049314          1.147262       10,409,781.7676
01/01/2014 to 12/31/2014         1.147262          1.209021       11,691,916.4694
01/01/2015 to 12/31/2015         1.209021          1.201671       12,187,543.1814
01/01/2016 to 12/31/2016         1.201671          1.218145       11,371,768.8019
01/01/2017 to 12/31/2017         1.218145          1.399956       10,769,095.7256
--------------------------      ---------         ---------       ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.940336         12.599813           62,147.5116
01/01/2012 to 12/31/2012        12.599813         14.512719           63,834.7822
01/01/2013 to 12/31/2013        14.512719         16.745433           55,086.0847
01/01/2014 to 12/31/2014        16.745433         17.068072           53,125.0446
01/01/2015 to 12/31/2015        17.068072         17.020383           55,479.0463
01/01/2016 to 12/31/2016        17.020383         17.567967           51,042.8082
01/01/2017 to 12/31/2017        17.567967         21.282442           51,606.8606
--------------------------      ---------         ---------       ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

11/12/2012 to 12/31/2012         0.987594          1.013542          169,024.0348
01/01/2013 to 12/31/2013         1.013542          1.127695        2,277,817.3653
01/01/2014 to 12/31/2014         1.127695          1.213787        4,176,746.7414
01/01/2015 to 12/31/2015         1.213787          1.181225        6,559,425.7666
01/01/2016 to 12/31/2016         1.181225          1.214390        6,888,977.5341
01/01/2017 to 12/31/2017         1.214390          1.382315        6,763,364.4349
--------------------------      ---------         ---------       ---------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        12.479704         12.663042          166,125.8922
01/01/2012 to 12/31/2012        12.663042         14.557637          172,526.6740
01/01/2013 to 12/31/2013        14.557637         17.102618          165,679.9008
01/01/2014 to 12/31/2014        17.102618         15.677116          162,759.5801
01/01/2015 to 12/31/2015        15.677116         15.169757          156,455.2234
01/01/2016 to 12/31/2016        15.169757         14.813093          149,391.6458
01/01/2017 to 12/31/2017        14.813093         18.701869          136,796.2922
--------------------------      ---------         ---------       ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999795          1.034873           15,911.0478
01/01/2015 to 12/31/2015         1.034873          0.963629           99,499.8342
01/01/2016 to 12/31/2016         0.963629          1.054874          378,139.1118
01/01/2017 to 12/31/2017         1.054874          1.170129          626,667.3969
--------------------------      ---------         ---------       ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        14.690104         14.968220          676,730.7900
01/01/2012 to 12/31/2012        14.968220         16.090627          681,811.7099
01/01/2013 to 12/31/2013        16.090627         14.380845          616,854.6891
01/01/2014 to 12/31/2014        14.380845         14.576603          584,751.3200
01/01/2015 to 12/31/2015        14.576603         13.912994          580,920.3181
01/01/2016 to 12/31/2016        13.912994         14.388946          567,892.4233
01/01/2017 to 12/31/2017        14.388946         14.666859          568,191.9955
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        16.163043         16.521798         808,967.2453
01/01/2012 to 12/31/2012        16.521798         17.783373         826,695.4187
01/01/2013 to 12/31/2013        17.783373         17.183060         832,957.6213
01/01/2014 to 12/31/2014        17.183060         17.636801         751,728.6197
01/01/2015 to 12/31/2015        17.636801         17.375096         718,222.2656
01/01/2016 to 12/31/2016        17.375096         17.563105         649,118.5983
01/01/2017 to 12/31/2017        17.563105         18.081043         647,509.7999
--------------------------      ---------         ---------         ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.609175         10.748210         430,119.2734
01/01/2012 to 12/31/2012        10.748210         10.920777         941,968.4751
01/01/2013 to 12/31/2013        10.920777         10.271969         838,206.6682
01/01/2014 to 12/31/2014        10.271969         10.883696         812,526.2224
01/01/2015 to 12/31/2015        10.883696         10.767769         796,217.7251
01/01/2016 to 12/31/2016        10.767769         10.747188         782,947.4627
01/01/2017 to 12/31/2017        10.747188         10.862878         760,949.6020
--------------------------      ---------         ---------         ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.215816         10.745663          35,507.4593
01/01/2014 to 12/31/2014        10.745663         11.500391          60,265.5472
01/01/2015 to 12/31/2015        11.500391         11.187401         143,409.6693
01/01/2016 to 12/31/2016        11.187401         11.524039         143,414.9223
01/01/2017 to 12/31/2017        11.524039         13.222947         286,008.9368
--------------------------      ---------         ---------         ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010729          1.067415       2,395,307.2578
01/01/2013 to 12/31/2013         1.067415          1.157842       4,657,755.2630
01/01/2014 to 12/31/2014         1.157842          1.228877       5,493,700.8020
01/01/2015 to 12/31/2015         1.228877          1.199939       5,884,426.1656
01/01/2016 to 12/31/2016         1.199939          1.248899       5,352,235.5255
01/01/2017 to 12/31/2017         1.248899          1.406245       5,404,989.0713
--------------------------      ---------         ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.943893         11.570323         840,356.1870
01/01/2012 to 12/31/2012        11.570323         12.861209         826,779.6374
01/01/2013 to 12/31/2013        12.861209         14.308123         771,731.8321
01/01/2014 to 12/31/2014        14.308123         14.914289         764,535.0519
01/01/2015 to 12/31/2015        14.914289         14.403802         736,794.0862
01/01/2016 to 12/31/2016        14.403802         15.010083         693,629.4355
01/01/2017 to 12/31/2017        15.010083         17.132435         653,670.1249
--------------------------      ---------         ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.167441         10.800482         278,931.8708
01/01/2012 to 12/31/2012        10.800482         12.238157         321,050.0920
01/01/2013 to 12/31/2013        12.238157         14.234775         319,403.5847
01/01/2014 to 12/31/2014        14.234775         14.777130         297,688.1887
01/01/2015 to 12/31/2015        14.777130         14.220698         282,340.2719
01/01/2016 to 12/31/2016        14.220698         14.972728         278,774.3016
01/01/2017 to 12/31/2017        14.972728         17.646876         258,577.9171
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        41.717776         46.004846        89,966.8888
01/01/2012 to 12/31/2012        46.004846         53.463670        81,377.8230
01/01/2013 to 12/31/2013        53.463670         70.456816        75,866.8009
01/01/2014 to 12/31/2014        70.456816         78.625612        71,321.5111
01/01/2015 to 12/31/2015        78.625612         74.677507        66,092.3243
01/01/2016 to 12/31/2016        74.677507         85.294928        59,667.0937
01/01/2017 to 12/31/2017        85.294928         98.270107        51,949.2393
--------------------------      ---------         ---------        -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.390520         10.077199       388,933.2119
01/01/2012 to 12/31/2012        10.077199         11.284630       370,724.0372
01/01/2013 to 12/31/2013        11.284630         15.183024       332,764.9315
01/01/2014 to 12/31/2014        15.183024         16.867677       301,167.7013
01/01/2015 to 12/31/2015        16.867677         17.725462       281,881.2931
01/01/2016 to 12/31/2016        17.725462         18.546927       261,285.4577
01/01/2017 to 12/31/2017        18.546927         22.792593       237,045.2822
--------------------------      ---------         ---------       ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP
VALUE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        21.552715         23.991438        59,810.2986
01/01/2012 to 12/31/2012        23.991438         27.105776        57,542.9382
01/01/2013 to 12/31/2013        27.105776         34.794495        53,049.3945
01/01/2014 to 12/31/2014        34.794495         37.581838        66,638.7681
01/01/2015 to 12/31/2015        37.581838         33.697185        67,334.2647
01/01/2016 to 12/31/2016        33.697185         38.342201        64,406.1904
01/01/2017 to 12/31/2017        38.342201         41.351899        60,403.6671
--------------------------      ---------         ---------       ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        13.039546         14.234488       112,090.9779
01/01/2012 to 12/31/2012        14.234488         16.561905       112,928.4209
01/01/2013 to 12/31/2013        16.561905         21.642446       113,225.0131
01/01/2014 to 12/31/2014        21.642446         24.140666       105,164.3098
01/01/2015 to 12/31/2015        24.140666         21.612689       102,341.8588
01/01/2016 to 12/31/2016        21.612689         24.097775        98,334.1346
01/01/2017 to 12/31/2017        24.097775         26.301531        91,910.9053
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        12.723843         13.953700       150,160.3453
01/01/2014 to 12/31/2014        13.953700         13.286377       150,062.6661
01/01/2015 to 12/31/2015        13.286377         12.804527       144,182.7426
01/01/2016 to 12/31/2016        12.804527         13.250987       124,031.7740
01/01/2017 to 12/31/2017        13.250987         17.608888       109,129.1845
--------------------------      ---------         ---------       ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

10/07/2011 to 12/31/2011         7.279858          7.555737       227,771.0729
01/01/2012 to 12/31/2012         7.555737          8.740852       227,664.4110
01/01/2013 to 04/26/2013         8.740852          9.062608             0.0000
--------------------------      ---------         ---------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.378453         10.342686       530,900.6489
01/01/2012 to 12/31/2012        10.342686         10.187859       507,143.3594
01/01/2013 to 12/31/2013        10.187859         10.036175       617,378.3875
01/01/2014 to 12/31/2014        10.036175          9.886750       472,904.6792
01/01/2015 to 12/31/2015         9.886750          9.739549       345,432.0003
01/01/2016 to 12/31/2016         9.739549          9.605299       337,508.0732
01/01/2017 to 12/31/2017         9.605299          9.522732       318,409.8553
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      13.886487
01/01/2015 to 12/31/2015                                                                      14.152003
01/01/2016 to 12/31/2016                                                                      13.859669
01/01/2017 to 12/31/2017                                                                      14.271834
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.648065
01/01/2012 to 12/31/2012                                                                      12.044499
01/01/2013 to 12/31/2013                                                                      13.158840
01/01/2014 to 04/25/2014                                                                      14.139905
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.434715
01/01/2012 to 12/31/2012                                                                      11.883856
01/01/2013 to 12/31/2013                                                                      13.156910
01/01/2014 to 04/25/2014                                                                      14.804837
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      14.249987
01/01/2015 to 12/31/2015                                                                      14.638826
01/01/2016 to 12/31/2016                                                                      14.266092
01/01/2017 to 12/31/2017                                                                      14.909258
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      10.982691
01/01/2012 to 12/31/2012                                                                      11.481813
01/01/2013 to 12/31/2013                                                                      12.885624
01/01/2014 to 04/25/2014                                                                      15.158788
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      15.173438
01/01/2015 to 12/31/2015                                                                      15.705589
01/01/2016 to 12/31/2016                                                                      15.275602
01/01/2017 to 12/31/2017                                                                      16.117392
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      10.542396
01/01/2012 to 12/31/2012                                                                      11.120139
01/01/2013 to 12/31/2013                                                                      12.675696
01/01/2014 to 04/25/2014                                                                      15.722958
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING
STRATEGY SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011                                                                       8.750917
01/01/2012 to 12/31/2012                                                                       9.338777
01/01/2013 to 04/26/2013                                                                      10.682288
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      15.641492
01/01/2015 to 12/31/2015                                                                      16.283470
01/01/2016 to 12/31/2016                                                                      15.768948
01/01/2017 to 12/31/2017                                                                      16.798777
------------------------------------------------------------------------------------------    ---------




                                                                                                               NUMBER OF
                                                                                             ACCUMULATION     ACCUMULATION
                                                                                            UNIT VALUE AT        UNITS
                                                                                                END OF       OUTSTANDING AT
                                                                                                PERIOD       END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      14.152003        24,880.1869
01/01/2015 to 12/31/2015                                                                      13.859669        66,456.9785
01/01/2016 to 12/31/2016                                                                      14.271834        25,960.2619
01/01/2017 to 12/31/2017                                                                      15.034609        28,928.8657
------------------------------------------------------------------------------------------    ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      12.044499     1,797,380.7744
01/01/2012 to 12/31/2012                                                                      13.158840     1,825,052.8065
01/01/2013 to 12/31/2013                                                                      14.139905     1,742,462.3903
01/01/2014 to 04/25/2014                                                                      14.251744             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.883856     2,186,042.4273
01/01/2012 to 12/31/2012                                                                      13.156910     2,161,049.9487
01/01/2013 to 12/31/2013                                                                      14.804837     2,079,019.4308
01/01/2014 to 04/25/2014                                                                      14.865707             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      14.638826     3,591,003.5047
01/01/2015 to 12/31/2015                                                                      14.266092     3,109,644.4998
01/01/2016 to 12/31/2016                                                                      14.909258     2,747,153.3675
01/01/2017 to 12/31/2017                                                                      16.251019     2,312,955.6387
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.481813     3,672,263.3104
01/01/2012 to 12/31/2012                                                                      12.885624     3,658,942.5642
01/01/2013 to 12/31/2013                                                                      15.158788     3,525,724.9246
01/01/2014 to 04/25/2014                                                                      15.175309             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      15.705589     3,464,175.2637
01/01/2015 to 12/31/2015                                                                      15.275602     3,299,772.4426
01/01/2016 to 12/31/2016                                                                      16.117392     3,138,025.4799
01/01/2017 to 12/31/2017                                                                      18.217161     2,847,106.6172
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.120139     2,271,663.4613
01/01/2012 to 12/31/2012                                                                      12.675696     2,084,350.3717
01/01/2013 to 12/31/2013                                                                      15.722958     2,088,378.2990
01/01/2014 to 04/25/2014                                                                      15.654494             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011                                                                       9.338777       166,725.6572
01/01/2012 to 12/31/2012                                                                      10.682288       159,166.7804
01/01/2013 to 04/26/2013                                                                      11.496400             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      16.283470     1,984,495.6892
01/01/2015 to 12/31/2015                                                                      15.768948     1,891,239.0015
01/01/2016 to 12/31/2016                                                                      16.798777     1,821,334.2832
01/01/2017 to 12/31/2017                                                                      19.720479     1,684,411.7434
------------------------------------------------------------------------------------------    ---------     --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID
CAP VALUE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     13.124678         14.441321           91,171.5315
01/01/2012 to 12/31/2012     14.441321         15.872717           87,401.7744
01/01/2013 to 12/31/2013     15.872717         21.345210           77,615.5618
01/01/2014 to 12/31/2014     21.345210         21.379396           73,844.5063
01/01/2015 to 12/31/2015     21.379396         19.025532           69,494.5639
01/01/2016 to 12/31/2016     19.025532         22.987809           62,756.6096
01/01/2017 to 12/31/2017     22.987809         25.486241           57,734.1619
--------------------------   ---------         ---------           -----------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     14.180190         14.195811           14,732.0997
01/01/2012 to 12/31/2012     14.195811         16.487030           14,122.1450
01/01/2013 to 12/31/2013     16.487030         20.724638           14,483.2528
01/01/2014 to 12/31/2014     20.724638         19.049295           15,497.1538
01/01/2015 to 12/31/2015     19.049295         19.845665           14,740.8693
01/01/2016 to 12/31/2016     19.845665         20.689278           13,650.4452
01/01/2017 to 12/31/2017     20.689278         26.587888           13,110.4148
--------------------------   ---------         ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016     22.654521         23.043498           50,863.3031
01/01/2017 to 12/31/2017     23.043498         26.971363           52,289.4544
--------------------------   ---------         ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011     16.061549         17.301901           32,227.3873
01/01/2012 to 12/31/2012     17.301901         18.811597           31,101.8810
01/01/2013 to 12/31/2013     18.811597         24.593916           33,466.6432
01/01/2014 to 12/31/2014     24.593916         26.876234           36,608.6414
01/01/2015 to 12/31/2015     26.876234         26.409734           38,890.7507
01/01/2016 to 04/29/2016     26.409734         26.565924                0.0000
--------------------------   ---------         ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

10/07/2011 to 12/31/2011     11.013985         12.049965          499,632.1459
01/01/2012 to 12/31/2012     12.049965         13.377280          483,647.6483
01/01/2013 to 12/31/2013     13.377280         17.596592          445,378.8379
01/01/2014 to 12/31/2014     17.596592         19.145478          407,613.3290
01/01/2015 to 12/31/2015     19.145478         19.287919          389,789.1151
01/01/2016 to 12/31/2016     19.287919         20.359742          351,371.5285
01/01/2017 to 12/31/2017     20.359742         23.852310          311,939.4877
--------------------------   ---------         ---------          ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013     14.886776         17.734578           52,990.1077
01/01/2014 to 12/31/2014     17.734578         19.370628           51,578.9141
01/01/2015 to 12/31/2015     19.370628         19.579172           51,016.3873
01/01/2016 to 12/31/2016     19.579172         20.282471           50,175.7890
01/01/2017 to 12/31/2017     20.282471         24.963768           44,650.0335
--------------------------   ---------         ---------          ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     12.722460         13.129568           48,689.3804
01/01/2012 to 12/31/2012     13.129568         13.711608           50,382.7688
01/01/2013 to 04/26/2013     13.711608         14.790750                0.0000
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.593821         12.065387       267,235.6821
01/01/2012 to 12/31/2012        12.065387         13.733793       378,991.9734
01/01/2013 to 12/31/2013        13.733793         18.498998       384,942.7840
01/01/2014 to 12/31/2014        18.498998         19.816928       346,430.0982
01/01/2015 to 12/31/2015        19.816928         21.579412       301,432.4655
01/01/2016 to 12/31/2016        21.579412         21.230540       283,725.3126
01/01/2017 to 12/31/2017        21.230540         28.651717       243,102.0454
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         7.080899          7.481251        60,671.7960
01/01/2012 to 12/31/2012         7.481251          8.303209        54,919.6998
01/01/2013 to 04/26/2013         8.303209          8.920338             0.0000
--------------------------      ---------         ---------       ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        16.025447         16.213088        45,971.1357
01/01/2012 to 12/31/2012        16.213088         16.542675        53,201.0576
01/01/2013 to 12/31/2013        16.542675         15.877502        73,962.2890
01/01/2014 to 12/31/2014        15.877502         16.495086        87,403.2822
01/01/2015 to 12/31/2015        16.495086         16.240346        88,633.5376
01/01/2016 to 12/31/2016        16.240346         16.332361       118,879.6600
01/01/2017 to 12/31/2017        16.332361         16.562506       118,558.8007
--------------------------      ---------         ---------       ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

10/07/2011 to 12/31/2011        14.874969         16.344455        24,619.9271
01/01/2012 to 12/31/2012        16.344455         18.879777        24,392.5345
01/01/2013 to 12/31/2013        18.879777         24.690411        22,634.3349
01/01/2014 to 12/31/2014        24.690411         26.563509        22,314.0082
01/01/2015 to 12/31/2015        26.563509         25.467372        24,945.2306
01/01/2016 to 12/31/2016        25.467372         30.126619        24,950.2627
01/01/2017 to 12/31/2017        30.126619         34.310196        22,272.5727
--------------------------      ---------         ---------       ------------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        10.629271         10.742849        34,564.8898
01/01/2012 to 12/31/2012        10.742849         12.480517        37,634.8561
01/01/2013 to 12/31/2013        12.480517         14.930364        39,339.8906
01/01/2014 to 12/31/2014        14.930364         13.776962        40,966.8226
01/01/2015 to 12/31/2015        13.776962         13.393937        43,384.4929
01/01/2016 to 12/31/2016        13.393937         13.322337        37,588.8268
01/01/2017 to 12/31/2017        13.322337         16.345864        26,702.1668
--------------------------      ---------         ---------       ------------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        14.498417         16.360040        38,117.2548
01/01/2012 to 12/31/2012        16.360040         18.684873        42,289.9596
01/01/2013 to 12/31/2013        18.684873         25.423644        42,219.8819
01/01/2014 to 12/31/2014        25.423644         26.229772        39,323.1914
01/01/2015 to 12/31/2015        26.229772         24.667062        34,488.6003
01/01/2016 to 12/31/2016        24.667062         29.384687        27,017.4942
01/01/2017 to 12/31/2017        29.384687         33.087697        24,185.4397
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.885462         11.853637       388,654.7314
01/01/2012 to 12/31/2012        11.853637         13.477764       448,322.4256
01/01/2013 to 12/31/2013        13.477764         17.485837       425,390.0568
01/01/2014 to 12/31/2014        17.485837         19.481836       409,019.3876
01/01/2015 to 12/31/2015        19.481836         19.367068       394,671.4569
01/01/2016 to 12/31/2016        19.367068         21.250388       333,387.9816
01/01/2017 to 12/31/2017        21.250388         25.379799       322,711.6647
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.619904         21.741561        47,239.3685
01/01/2014 to 12/31/2014        21.741561         23.680015        41,643.1033
01/01/2015 to 12/31/2015        23.680015         23.242429        49,078.4552
01/01/2016 to 12/31/2016        23.242429         26.123767        49,723.3510
01/01/2017 to 12/31/2017        26.123767         30.260863        45,334.5169
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011         8.014066          8.694938        80,306.1583
01/01/2012 to 12/31/2012         8.694938          9.756735        77,307.7130
01/01/2013 to 04/26/2013         9.756735         10.684230             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.816384         24.729525        41,083.3812
01/01/2014 to 12/31/2014        24.729525         24.288137        36,273.7154
01/01/2015 to 12/31/2015        24.288137         24.017442        34,595.7226
01/01/2016 to 12/31/2016        24.017442         28.011950        31,036.4525
01/01/2017 to 12/31/2017        28.011950         31.870180        29,280.1993
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011        13.222318         14.436229        57,443.5640
01/01/2012 to 12/31/2012        14.436229         14.971828        57,909.4290
01/01/2013 to 04/26/2013        14.971828         16.228423             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.174486         21.671233        91,808.5416
01/01/2014 to 12/31/2014        21.671233         23.232801        83,856.4354
01/01/2015 to 12/31/2015        23.232801         25.292922        84,985.2031
01/01/2016 to 12/31/2016        25.292922         25.298016        81,334.3285
01/01/2017 to 12/31/2017        25.298016         33.265633        73,288.1463
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         6.060490          6.096585       167,536.2999
01/01/2012 to 12/31/2012         6.096585          6.733097       160,380.9713
01/01/2013 to 04/26/2013         6.733097          7.038704             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        14.763354         15.410303        37,077.2593
01/01/2012 to 12/31/2012        15.410303         15.571040        38,451.1851
01/01/2013 to 12/31/2013        15.571040         16.988928        36,778.9729
01/01/2014 to 12/31/2014        16.988928         13.585593        43,329.3111
01/01/2015 to 12/31/2015        13.585593          8.999092        59,194.6628
01/01/2016 to 12/31/2016         8.999092         12.742764        45,069.5866
01/01/2017 to 12/31/2017        12.742764         12.460552        51,295.4896
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        29.353239         30.425544       103,679.6705
01/01/2017 to 12/31/2017        30.425544         32.351465       110,902.1078
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     22.618757         23.939057           81,421.8125
01/01/2012 to 12/31/2012     23.939057         26.633903           78,772.5970
01/01/2013 to 12/31/2013     26.633903         28.330869           75,734.9204
01/01/2014 to 12/31/2014     28.330869         29.256807           68,931.7906
01/01/2015 to 12/31/2015     29.256807         28.194523           67,632.6448
01/01/2016 to 04/29/2016     28.194523         29.041900                0.0000
--------------------------   ---------         ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     29.952433         31.073820           19,309.3009
01/01/2017 to 12/31/2017     31.073820         33.056943           17,779.7520
--------------------------   ---------         ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

10/07/2011 to 12/31/2011     12.316754         12.622049           47,905.8840
01/01/2012 to 12/31/2012     12.622049         13.857398           63,397.6319
01/01/2013 to 12/31/2013     13.857398         13.843687           61,086.2293
01/01/2014 to 12/31/2014     13.843687         14.243449           60,620.7831
01/01/2015 to 12/31/2015     14.243449         13.826900           53,843.4627
01/01/2016 to 04/29/2016     13.826900         14.165112                0.0000
--------------------------   ---------         ---------           -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011     17.631665         17.731455          241,654.1394
01/01/2012 to 12/31/2012     17.731455         17.998404          289,480.9805
01/01/2013 to 12/31/2013     17.998404         17.569928          344,696.5892
01/01/2014 to 12/31/2014     17.569928         17.749720          355,113.5081
01/01/2015 to 12/31/2015     17.749720         17.539143          323,482.8870
01/01/2016 to 12/31/2016     17.539143         17.454474          298,457.3381
01/01/2017 to 12/31/2017     17.454474         17.483498          296,033.2194

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.435354          9.742614       2,807,130.8214
01/01/2012 to 12/31/2012         9.742614         10.585963       5,192,018.4825
01/01/2013 to 12/31/2013        10.585963         11.613923       6,121,721.7080
01/01/2014 to 12/31/2014        11.613923         12.306308       6,007,388.5324
01/01/2015 to 12/31/2015        12.306308         12.217725       5,757,554.2355
01/01/2016 to 12/31/2016        12.217725         12.493591       5,605,095.7518
01/01/2017 to 12/31/2017        12.493591         14.012153       5,232,197.7376
--------------------------      ---------         ---------       --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996864          1.041127         222,203.8823
01/01/2015 to 12/31/2015         1.041127          1.017571       1,534,667.9373
01/01/2016 to 12/31/2016         1.017571          1.024465       2,191,746.6328
01/01/2017 to 12/31/2017         1.024465          1.167895       2,741,278.1366
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         9.182069          9.580447       4,373,980.8516
01/01/2012 to 12/31/2012         9.580447         10.735389       4,443,921.0701
01/01/2013 to 12/31/2013        10.735389         12.560555       4,307,870.1232
01/01/2014 to 12/31/2014        12.560555         13.148320       4,457,700.4844
01/01/2015 to 12/31/2015        13.148320         12.886937       4,250,706.2417
01/01/2016 to 12/31/2016        12.886937         13.713937       4,325,615.9157
01/01/2017 to 12/31/2017        13.713937         15.819230       4,102,085.9079
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         8.417697          8.870103       1,575,219.1002
01/01/2012 to 12/31/2012         8.870103         10.169637       1,528,024.8347
01/01/2013 to 12/31/2013        10.169637         12.558744       1,410,445.0010
01/01/2014 to 12/31/2014        12.558744         13.188399       1,369,570.5393
01/01/2015 to 12/31/2015        13.188399         12.919678       1,342,400.1929
01/01/2016 to 12/31/2016        12.919678         13.895293       1,284,010.0205
01/01/2017 to 12/31/2017        13.895293         16.644222       1,157,875.4312
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         8.195941          8.690929         860,277.5237
01/01/2012 to 12/31/2012         8.690929         10.071748         812,553.5599
01/01/2013 to 12/31/2013        10.071748         12.902859         745,679.9136
01/01/2014 to 12/31/2014        12.902859         13.778493         729,085.1173
01/01/2015 to 12/31/2015        13.778493         14.483400         612,227.2070
01/01/2016 to 12/31/2016        14.483400         15.597199         603,332.1114
01/01/2017 to 12/31/2017        15.597199         19.692102         523,777.6568
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         9.700617         10.050728       2,257,058.9210
01/01/2012 to 12/31/2012        10.050728         10.995520       2,248,052.0429
01/01/2013 to 12/31/2013        10.995520         12.320964       2,145,205.2096
01/01/2014 to 12/31/2014        12.320964         12.903037       2,017,009.8951
01/01/2015 to 12/31/2015        12.903037         12.643921       1,952,350.8555
01/01/2016 to 12/31/2016        12.643921         13.355892       1,958,370.7855
01/01/2017 to 12/31/2017        13.355892         14.893104       1,722,542.2150
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.207299         10.612678        3,759,484.0046
01/01/2012 to 12/31/2012        10.612678         11.580699        7,101,988.5004
01/01/2013 to 12/31/2013        11.580699         11.043464        7,199,008.4989
01/01/2014 to 12/31/2014        11.043464         11.336607        6,650,188.7055
01/01/2015 to 12/31/2015        11.336607         10.118925        6,278,728.5185
01/01/2016 to 12/31/2016        10.118925         10.883282        5,812,659.7969
01/01/2017 to 12/31/2017        10.883282         11.796165        5,436,023.2648
--------------------------      ---------         ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.276263          9.574992        5,488,266.4015
01/01/2012 to 12/31/2012         9.574992         10.314536       10,350,719.2342
01/01/2013 to 12/31/2013        10.314536         11.230860       11,381,735.1165
01/01/2014 to 12/31/2014        11.230860         11.741626       11,092,364.2786
01/01/2015 to 12/31/2015        11.741626         11.577379       10,661,593.7435
01/01/2016 to 12/31/2016        11.577379         11.934264       10,507,308.3045
01/01/2017 to 12/31/2017        11.934264         13.348327        9,884,882.4656
--------------------------      ---------         ---------       ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        20.082763         21.280670          165,566.6404
01/01/2012 to 12/31/2012        21.280670         24.479242          152,829.0469
01/01/2013 to 12/31/2013        24.479242         26.418292          119,347.3728
01/01/2014 to 12/31/2014        26.418292         26.936384          116,459.5365
01/01/2015 to 12/31/2015        26.936384         25.512415          109,045.2554
01/01/2016 to 12/31/2016        25.512415         28.703002          110,007.2006
01/01/2017 to 12/31/2017        28.703002         30.531797          102,334.4681
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        10.237746         10.859463          731,533.7820
01/01/2012 to 12/31/2012        10.859463         12.512996          708,257.2276
01/01/2013 to 12/31/2013        12.512996         15.995949          595,763.3641
01/01/2014 to 12/31/2014        15.995949         16.592811          588,732.9210
01/01/2015 to 12/31/2015        16.592811         16.049593          577,099.5406
01/01/2016 to 12/31/2016        16.049593         17.264665          571,571.9201
01/01/2017 to 12/31/2017        17.264665         20.950832          519,180.3150
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.196727          9.389789        6,763,390.2867
01/01/2012 to 12/31/2012         9.389789         10.482770       11,665,251.8351
01/01/2013 to 12/31/2013        10.482770         11.833440       15,346,448.6461
01/01/2014 to 12/31/2014        11.833440         12.807579       16,337,744.3728
01/01/2015 to 12/31/2015        12.807579         12.125407       16,646,618.7770
01/01/2016 to 12/31/2016        12.125407         12.969983       17,100,615.1167
01/01/2017 to 12/31/2017        12.969983         15.150026       17,495,991.0048
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        15.079325         16.069084          160,083.7038
01/01/2012 to 12/31/2012        16.069084         18.713333          156,906.5966
01/01/2013 to 12/31/2013        18.713333         24.465258          150,949.4668
01/01/2014 to 12/31/2014        24.465258         24.563534          139,445.7155
01/01/2015 to 12/31/2015        24.563534         22.934927          134,149.6598
01/01/2016 to 12/31/2016        22.934927         29.714575          131,335.7950
01/01/2017 to 12/31/2017        29.714575         32.763437          116,977.9086
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011         9.838962         10.137634       345,701.7207
01/01/2012 to 12/31/2012        10.137634         11.896795       366,120.0939
01/01/2013 to 12/31/2013        11.896795         11.158201       391,288.8237
01/01/2014 to 12/31/2014        11.158201         10.295853       405,728.5768
01/01/2015 to 12/31/2015        10.295853          8.759074       448,521.4725
01/01/2016 to 12/31/2016         8.759074          9.640401       435,414.4507
01/01/2017 to 12/31/2017         9.640401         12.211988       389,413.6101
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON
VANCE FLOATING RATE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        10.020129         10.300527        81,370.2741
01/01/2012 to 12/31/2012        10.300527         10.912106        95,291.3357
01/01/2013 to 12/31/2013        10.912106         11.184364        92,471.4122
01/01/2014 to 12/31/2014        11.184364         11.121170       103,192.0687
01/01/2015 to 12/31/2015        11.121170         10.885868       107,130.8279
01/01/2016 to 12/31/2016        10.885868         11.741222       102,509.5175
01/01/2017 to 12/31/2017        11.741222         12.016182        97,607.7601
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.723365          9.773621        17,938.0722
01/01/2012 to 12/31/2012         9.773621         10.070996        58,236.4443
01/01/2013 to 12/31/2013        10.070996         10.056309       276,232.1159
01/01/2014 to 12/31/2014        10.056309         10.031423       183,981.8441
01/01/2015 to 12/31/2015        10.031423          9.840222       180,173.6661
01/01/2016 to 12/31/2016         9.840222         10.017480       157,344.3817
01/01/2017 to 12/31/2017        10.017480         10.020125       275,698.7995
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011        11.975895         12.023913        83,907.4645
01/01/2012 to 12/31/2012        12.023913         13.563466        77,525.8453
01/01/2013 to 12/31/2013        13.563466         13.527178        80,889.7969
01/01/2014 to 12/31/2014        13.527178         13.504760        80,437.3340
01/01/2015 to 12/31/2015        13.504760         12.775823        77,571.0880
01/01/2016 to 12/31/2016        12.775823         12.721108        80,010.8316
01/01/2017 to 12/31/2017        12.721108         12.574818        65,745.1503
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        12.538497         13.380587       118,123.4790
01/01/2012 to 12/31/2012        13.380587         16.639355       122,850.4367
01/01/2013 to 12/31/2013        16.639355         17.006799       140,630.2943
01/01/2014 to 12/31/2014        17.006799         19.014356       143,168.0264
01/01/2015 to 12/31/2015        19.014356         18.505723       139,323.1220
01/01/2016 to 12/31/2016        18.505723         18.426333       120,040.3135
01/01/2017 to 12/31/2017        18.426333         20.143435       107,990.6382
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         7.150565          7.759761       289,653.9769
01/01/2012 to 12/31/2012         7.759761          9.076542       298,915.2107
01/01/2013 to 12/31/2013         9.076542         13.044951       317,065.9696
01/01/2014 to 12/31/2014        13.044951         15.309203       402,668.3031
01/01/2015 to 12/31/2015        15.309203         14.501511       409,005.1289
01/01/2016 to 12/31/2016        14.501511         14.697911       351,168.1881
01/01/2017 to 12/31/2017        14.697911         17.179365       310,434.4953
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

10/07/2011 to 12/31/2011       140.840751        146.053290            5,126.9953
01/01/2012 to 12/31/2012       146.053290        176.615267            5,226.6993
01/01/2013 to 12/31/2013       176.615267        224.517975            4,710.2779
01/01/2014 to 04/25/2014       224.517975        233.865730                0.0000
--------------------------     ----------        ----------            ----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        16.979454         17.016156          302,606.4416
01/01/2012 to 12/31/2012        17.016156         21.708384          286,830.1383
01/01/2013 to 12/31/2013        21.708384         27.961401          281,559.6856
01/01/2014 to 12/31/2014        27.961401         26.002213          310,227.7013
01/01/2015 to 12/31/2015        26.002213         24.505751          323,016.3881
01/01/2016 to 12/31/2016        24.505751         26.167359          291,688.8204
01/01/2017 to 12/31/2017        26.167359         33.690032          245,139.7335
--------------------------     ----------        ----------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710        8,490,185.3882
01/01/2013 to 12/31/2013         1.048710          1.054430       15,600,597.9427
01/01/2014 to 12/31/2014         1.054430          1.098896       15,234,708.0701
01/01/2015 to 12/31/2015         1.098896          1.039093       16,208,945.2735
01/01/2016 to 12/31/2016         1.039093          1.145846       17,541,705.0703
01/01/2017 to 12/31/2017         1.145846          1.244199       19,039,273.3662
--------------------------     ----------        ----------       ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.273523         10.070573          128,073.5680
01/01/2012 to 12/31/2012        10.070573         11.772115          125,796.2030
01/01/2013 to 12/31/2013        11.772115         15.732268          145,450.0635
01/01/2014 to 12/31/2014        15.732268         16.975188          150,266.7774
01/01/2015 to 12/31/2015        16.975188         15.755453          146,148.8023
01/01/2016 to 12/31/2016        15.755453         18.242135          118,439.1330
01/01/2017 to 12/31/2017        18.242135         21.252165          100,103.4612
--------------------------     ----------        ----------       ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        14.381068         15.648867          144,913.4284
01/01/2012 to 12/31/2012        15.648867         18.261621          127,536.4084
01/01/2013 to 12/31/2013        18.261621         25.267876          122,645.7509
01/01/2014 to 12/31/2014        25.267876         26.914621          117,414.0898
01/01/2015 to 12/31/2015        26.914621         26.112778          122,921.3225
01/01/2016 to 12/31/2016        26.112778         28.722848          115,441.3884
01/01/2017 to 12/31/2017        28.722848         35.535284          102,006.7739
--------------------------     ----------        ----------       ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.289575         10.746382          397,236.9704
01/01/2014 to 12/31/2014        10.746382         11.147721          475,793.8803
01/01/2015 to 12/31/2015        11.147721         11.056883          483,901.4068
01/01/2016 to 12/31/2016        11.056883         11.157448          511,070.4046
01/01/2017 to 12/31/2017        11.157448         11.378459          482,577.8616
--------------------------     ----------        ----------       ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

10/07/2011 to 12/31/2011        10.697353         10.843343          324,591.7533
01/01/2012 to 12/31/2012        10.843343         11.228709          381,058.8700
01/01/2013 to 04/26/2013        11.228709         11.199946                0.0000
--------------------------     ----------        ----------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758        9,416,453.1776
01/01/2013 to 12/31/2013         1.050758          1.151141       21,382,333.5310
01/01/2014 to 12/31/2014         1.151141          1.215536       25,498,422.3603
01/01/2015 to 12/31/2015         1.215536          1.210567       27,140,071.1108
01/01/2016 to 12/31/2016         1.210567          1.229620       29,848,867.0791
01/01/2017 to 12/31/2017         1.229620          1.415962       30,401,115.5732
--------------------------       --------          --------       ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        12.071141         12.743706          109,944.5457
01/01/2012 to 12/31/2012        12.743706         14.707991          115,585.7064
01/01/2013 to 12/31/2013        14.707991         17.004709          111,158.4982
01/01/2014 to 12/31/2014        17.004709         17.367049          104,239.2998
01/01/2015 to 12/31/2015        17.367049         17.353207          117,513.4456
01/01/2016 to 12/31/2016        17.353207         17.947357          117,980.6343
01/01/2017 to 12/31/2017        17.947357         21.785425           92,205.4071
--------------------------      ---------         ---------       ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

11/12/2012 to 12/31/2012         0.987648          1.013870          461,288.8374
01/01/2013 to 12/31/2013         1.013870          1.130318        6,077,197.6542
01/01/2014 to 12/31/2014         1.130318          1.219045        8,643,302.8520
01/01/2015 to 12/31/2015         1.219045          1.188718       12,214,242.0688
01/01/2016 to 12/31/2016         1.188718          1.224540       16,819,381.3599
01/01/2017 to 12/31/2017         1.224540          1.396650       19,137,465.3887
--------------------------      ---------         ---------       ---------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        12.692206         12.884600          212,405.9019
01/01/2012 to 12/31/2012        12.884600         14.842148          198,432.2145
01/01/2013 to 12/31/2013        14.842148         17.471762          186,917.6169
01/01/2014 to 12/31/2014        17.471762         16.047577          175,156.0610
01/01/2015 to 12/31/2015        16.047577         15.559333          157,267.7208
01/01/2016 to 12/31/2016        15.559333         15.223933          151,513.4858
01/01/2017 to 12/31/2017        15.223933         19.258908          123,320.4487
--------------------------      ---------         ---------       ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303          200,316.8246
01/01/2015 to 12/31/2015         1.036303          0.966894          398,440.1857
01/01/2016 to 12/31/2016         0.966894          1.060567        1,666,879.1129
01/01/2017 to 12/31/2017         1.060567          1.178791        2,168,419.8112
--------------------------      ---------         ---------       ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        14.940174         15.230028          717,970.0400
01/01/2012 to 12/31/2012        15.230028         16.405011          740,330.0488
01/01/2013 to 12/31/2013        16.405011         14.691194          755,632.9037
01/01/2014 to 12/31/2014        14.691194         14.920994          666,290.5091
01/01/2015 to 12/31/2015        14.920994         14.270235          664,863.7022
01/01/2016 to 12/31/2016        14.270235         14.787955          640,847.4518
01/01/2017 to 12/31/2017        14.787955         15.103670          630,808.6840
--------------------------      ---------         ---------       ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        16.438173         16.810768        1,473,398.0333
01/01/2012 to 12/31/2012        16.810768         18.130822        1,535,943.3620
01/01/2013 to 12/31/2013        18.130822         17.553861        1,619,920.0927
01/01/2014 to 12/31/2014        17.553861         18.053464        1,502,813.0370
01/01/2015 to 12/31/2015        18.053464         17.821192        1,421,679.3778
01/01/2016 to 12/31/2016        17.821192         18.050091        1,346,080.2025
01/01/2017 to 12/31/2017        18.050091         18.619489        1,366,155.7398
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.618592          10.762701       1,119,140.2880
01/01/2012 to 12/31/2012        10.762701          10.957512       2,539,196.0714
01/01/2013 to 12/31/2013        10.957512          10.327163       2,920,770.5774
01/01/2014 to 12/31/2014        10.327163          10.964080       2,795,189.2772
01/01/2015 to 12/31/2015        10.964080          10.869017       2,624,370.0034
01/01/2016 to 12/31/2016        10.869017          10.869961       2,635,254.7740
01/01/2017 to 12/31/2017        10.869961          11.008908       2,561,503.4869
--------------------------      ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.216374          10.760741         218,009.9504
01/01/2014 to 12/31/2014        10.760741          11.539586         444,693.0672
01/01/2015 to 12/31/2015        11.539586          11.248011         781,784.4332
01/01/2016 to 12/31/2016        11.248011          11.609667         896,195.2561
01/01/2017 to 12/31/2017        11.609667          13.347780       1,076,736.2918
--------------------------      ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762           1.068883       2,651,897.0752
01/01/2013 to 12/31/2013         1.068883           1.161756       7,500,547.4185
01/01/2014 to 12/31/2014         1.161756           1.235499       9,298,958.2734
01/01/2015 to 12/31/2015         1.235499           1.208822       9,760,410.6448
01/01/2016 to 12/31/2016         1.208822           1.260662      10,334,627.5948
01/01/2017 to 12/31/2017         1.260662           1.422324      10,554,309.9266
--------------------------      ---------          ---------      ---------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.076533          11.715944       2,168,281.3770
01/01/2012 to 12/31/2012        11.715944          13.049283       2,156,530.2401
01/01/2013 to 12/31/2013        13.049283          14.546415       2,109,629.7609
01/01/2014 to 12/31/2014        14.546415          15.193036       2,038,109.7717
01/01/2015 to 12/31/2015        15.193036          14.702394       1,948,923.9606
01/01/2016 to 12/31/2016        14.702394          15.351912       1,890,576.2888
01/01/2017 to 12/31/2017        15.351912          17.557565       1,739,402.9435
--------------------------      ---------          ---------      ---------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.290687          10.936433       1,197,356.4387
01/01/2012 to 12/31/2012        10.936433          12.417139       1,273,236.2424
01/01/2013 to 12/31/2013        12.417139          14.471865       1,322,776.7142
01/01/2014 to 12/31/2014        14.471865          15.053334       1,423,596.7467
01/01/2015 to 12/31/2015        15.053334          14.515517       1,364,575.6622
01/01/2016 to 12/31/2016        14.515517          15.313728       1,263,552.8957
01/01/2017 to 12/31/2017        15.313728          18.084793       1,210,285.3726
--------------------------      ---------          ---------      ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        42.428255          46.809866          59,848.6689
01/01/2012 to 12/31/2012        46.809866          54.508674          54,901.2159
01/01/2013 to 12/31/2013        54.508674          71.977697          50,922.1883
01/01/2014 to 12/31/2014        71.977697          80.483634          57,275.0135
01/01/2015 to 12/31/2015        80.483634          76.595331          59,612.2791
01/01/2016 to 12/31/2016        76.595331          87.660534          60,841.5612
01/01/2017 to 12/31/2017        87.660534         101.197115          52,070.1801
--------------------------      ---------         ----------      ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.550412         10.253499       421,617.8746
01/01/2012 to 12/31/2012        10.253499         11.505166       410,322.7756
01/01/2013 to 12/31/2013        11.505166         15.510711       384,139.2428
01/01/2014 to 12/31/2014        15.510711         17.266223       368,143.3511
01/01/2015 to 12/31/2015        17.266223         18.180606       355,802.9187
01/01/2016 to 12/31/2016        18.180606         19.061252       341,563.7792
01/01/2017 to 12/31/2017        19.061252         23.471390       274,066.4694
--------------------------      ---------         ---------       ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP
VALUE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        22.170907         24.690934        65,413.6692
01/01/2012 to 12/31/2012        24.690934         27.952215        66,844.6796
01/01/2013 to 12/31/2013        27.952215         35.952829        56,472.8224
01/01/2014 to 12/31/2014        35.952829         38.910717        49,288.8808
01/01/2015 to 12/31/2015        38.910717         34.958606        48,427.4016
01/01/2016 to 12/31/2016        34.958606         39.857152        46,874.3764
01/01/2017 to 12/31/2017        39.857152         43.071564        45,393.3228
--------------------------      ---------         ---------       ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        13.235086         14.454596       137,705.6790
01/01/2012 to 12/31/2012        14.454596         16.851844       138,037.3203
01/01/2013 to 12/31/2013        16.851844         22.065390       133,245.4708
01/01/2014 to 12/31/2014        22.065390         24.661707       139,242.5397
01/01/2015 to 12/31/2015        24.661707         22.123409       130,885.4456
01/01/2016 to 12/31/2016        22.123409         24.716601       124,796.1860
01/01/2017 to 12/31/2017        24.716601         27.030786       113,999.4901
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.296585         14.601457       264,677.4697
01/01/2014 to 12/31/2014        14.601457         13.931004       247,640.0471
01/01/2015 to 12/31/2015        13.931004         13.452671       242,246.4518
01/01/2016 to 12/31/2016        13.452671         13.949597       233,789.4366
01/01/2017 to 12/31/2017        13.949597         18.574226       183,052.8330
--------------------------      ---------         ---------       ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

10/07/2011 to 12/31/2011         7.330378          7.611678       397,755.6362
01/01/2012 to 12/31/2012         7.611678          8.823283       401,871.8083
01/01/2013 to 04/26/2013         8.823283          9.153894             0.0000
--------------------------      ---------         ---------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.555161         10.523629       450,135.7970
01/01/2012 to 12/31/2012        10.523629         10.386964       505,762.4811
01/01/2013 to 12/31/2013        10.386964         10.252804       803,505.9153
01/01/2014 to 12/31/2014        10.252804         10.120377       470,620.3227
01/01/2015 to 12/31/2015        10.120377          9.989661       440,926.1714
01/01/2016 to 12/31/2016         9.989661          9.871691       421,876.9768
01/01/2017 to 12/31/2017         9.871691          9.806376       548,959.4099
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.138773         14.428629        29,595.0548
01/01/2015 to 12/31/2015        14.428629         14.158877        79,083.2624
01/01/2016 to 12/31/2016        14.158877         14.609129        47,162.9294
01/01/2017 to 12/31/2017        14.609129         15.420652        88,073.1827
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.810605
01/01/2012 to 12/31/2012                                                                      12.218191
01/01/2013 to 12/31/2013                                                                      13.375464
01/01/2014 to 04/25/2014                                                                      14.401451
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.594289
01/01/2012 to 12/31/2012                                                                      12.055244
01/01/2013 to 12/31/2013                                                                      13.373515
01/01/2014 to 04/25/2014                                                                      15.078692
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      14.522958
01/01/2015 to 12/31/2015                                                                      14.939452
01/01/2016 to 12/31/2016                                                                      14.588222
01/01/2017 to 12/31/2017                                                                      15.276432
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.135973
01/01/2012 to 12/31/2012                                                                      11.647420
01/01/2013 to 12/31/2013                                                                      13.097782
01/01/2014 to 04/25/2014                                                                      15.439211
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      15.464132
01/01/2015 to 12/31/2015                                                                      16.028157
01/01/2016 to 12/31/2016                                                                      15.620560
01/01/2017 to 12/31/2017                                                                      16.514354
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      10.689555
01/01/2012 to 12/31/2012                                                                      11.280553
01/01/2013 to 12/31/2013                                                                      12.884423
01/01/2014 to 04/25/2014                                                                      16.013844
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING
STRATEGY SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011                                                                       8.811628
01/01/2012 to 12/31/2012                                                                       9.407894
01/01/2013 to 04/26/2013                                                                      10.783002
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      15.941182
01/01/2015 to 12/31/2015                                                                      16.617936
01/01/2016 to 12/31/2016                                                                      16.125078
01/01/2017 to 12/31/2017                                                                      17.212553
------------------------------------------------------------------------------------------    ---------




                                                                                                               NUMBER OF
                                                                                             ACCUMULATION     ACCUMULATION
                                                                                            UNIT VALUE AT        UNITS
                                                                                                END OF       OUTSTANDING AT
                                                                                                PERIOD       END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      12.218191     1,839,746.7192
01/01/2012 to 12/31/2012                                                                      13.375464     1,889,389.3641
01/01/2013 to 12/31/2013                                                                      14.401451     1,700,032.5566
01/01/2014 to 04/25/2014                                                                      14.524510             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      12.055244     3,646,668.8013
01/01/2012 to 12/31/2012                                                                      13.373515     3,728,224.1563
01/01/2013 to 12/31/2013                                                                      15.078692     3,468,198.1015
01/01/2014 to 04/25/2014                                                                      15.150236             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      14.939452     4,893,364.9583
01/01/2015 to 12/31/2015                                                                      14.588222     4,536,454.5791
01/01/2016 to 12/31/2016                                                                      15.276432     4,188,478.0195
01/01/2017 to 12/31/2017                                                                      16.684472     3,837,335.9304
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.647420     6,810,930.9727
01/01/2012 to 12/31/2012                                                                      13.097782     6,718,718.2601
01/01/2013 to 12/31/2013                                                                      15.439211     6,504,050.0785
01/01/2014 to 04/25/2014                                                                      15.465784             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      16.028157     6,269,267.9691
01/01/2015 to 12/31/2015                                                                      15.620560     5,816,133.4534
01/01/2016 to 12/31/2016                                                                      16.514354     5,554,992.9786
01/01/2017 to 12/31/2017                                                                      18.703090     5,036,749.0299
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.280553     1,918,159.7292
01/01/2012 to 12/31/2012                                                                      12.884423     1,923,850.2189
01/01/2013 to 12/31/2013                                                                      16.013844     2,349,431.3718
01/01/2014 to 04/25/2014                                                                      15.954170             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011                                                                       9.407894       865,702.3112
01/01/2012 to 12/31/2012                                                                      10.783002       750,661.4929
01/01/2013 to 04/26/2013                                                                      11.612168             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      16.617936     2,217,219.7864
01/01/2015 to 12/31/2015                                                                      16.125078     2,091,235.7720
01/01/2016 to 12/31/2016                                                                      17.212553     2,021,503.6410
01/01/2017 to 12/31/2017                                                                      20.246539     1,866,829.2480
------------------------------------------------------------------------------------------    ---------     --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID
CAP VALUE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     13.348197         14.694020           73,382.2475
01/01/2012 to 12/31/2012     14.694020         16.182973           75,610.6237
01/01/2013 to 12/31/2013     16.182973         21.805972           76,695.7813
01/01/2014 to 12/31/2014     21.805972         21.884643           70,570.2693
01/01/2015 to 12/31/2015     21.884643         19.514168           67,061.7717
01/01/2016 to 12/31/2016     19.514168         23.625404           64,415.8964
01/01/2017 to 12/31/2017     23.625404         26.245405           57,838.7565
--------------------------   ---------         ---------           -----------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     14.263740         14.286034           53,019.2062
01/01/2012 to 12/31/2012     14.286034         16.625196           54,399.3909
01/01/2013 to 12/31/2013     16.625196         20.940119           62,496.1639
01/01/2014 to 12/31/2014     20.940119         19.285912           73,518.1302
01/01/2015 to 12/31/2015     19.285912         20.132407           74,352.4319
01/01/2016 to 12/31/2016     20.132407         21.030225           72,194.4984
01/01/2017 to 12/31/2017     21.030225         27.079955           59,730.6055
--------------------------   ---------         ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016     52.831122         53.809528           16,609.0486
01/01/2017 to 12/31/2017     53.809528         63.107265            9,434.8261
--------------------------   ---------         ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011     16.639737         17.932990           13,198.5501
01/01/2012 to 12/31/2012     17.932990         19.536993           12,977.5442
01/01/2013 to 12/31/2013     19.536993         25.593388           10,492.4895
01/01/2014 to 12/31/2014     25.593388         28.024451            9,011.5879
01/01/2015 to 12/31/2015     28.024451         27.593167           11,595.5100
01/01/2016 to 04/29/2016     27.593167         27.774621                0.0000
--------------------------   ---------         ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

10/07/2011 to 12/31/2011     11.201532         12.260793          459,107.7137
01/01/2012 to 12/31/2012     12.260793         13.638720          468,035.7525
01/01/2013 to 12/31/2013     13.638720         17.976382          435,063.5010
01/01/2014 to 12/31/2014     17.976382         19.597857          365,909.3935
01/01/2015 to 12/31/2015     19.597857         19.783193          345,090.3406
01/01/2016 to 12/31/2016     19.783193         20.924343          322,563.8285
01/01/2017 to 12/31/2017     20.924343         24.562676          288,424.2930
--------------------------   ---------         ---------          ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013     15.157349         18.081245           56,195.7216
01/01/2014 to 12/31/2014     18.081245         19.788822           40,756.4492
01/01/2015 to 12/31/2015     19.788822         20.041923           41,285.7927
01/01/2016 to 12/31/2016     20.041923         20.803413           38,668.1770
01/01/2017 to 12/31/2017     20.803413         25.656031           34,332.9448
--------------------------   ---------         ---------          ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     12.913291         13.332640           60,151.2637
01/01/2012 to 12/31/2012     13.332640         13.951718           63,987.4558
01/01/2013 to 04/26/2013     13.951718         15.059331                0.0000
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.791216         12.276458       260,179.0412
01/01/2012 to 12/31/2012        12.276458         14.002167       375,016.8387
01/01/2013 to 12/31/2013        14.002167         18.898229       369,935.4665
01/01/2014 to 12/31/2014        18.898229         20.285133       298,216.4749
01/01/2015 to 12/31/2015        20.285133         22.133484       284,010.3310
01/01/2016 to 12/31/2016        22.133484         21.819252       244,894.8018
01/01/2017 to 12/31/2017        21.819252         29.504939       193,508.3114
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         7.136933          7.543923        53,714.4930
01/01/2012 to 12/31/2012         7.543923          8.389614        54,107.0701
01/01/2013 to 04/26/2013         8.389614          9.018898             0.0000
--------------------------      ---------         ---------       ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        16.444844         16.645052        82,898.0683
01/01/2012 to 12/31/2012        16.645052         17.017605       128,698.8816
01/01/2013 to 12/31/2013        17.017605         16.366043       144,359.7561
01/01/2014 to 12/31/2014        16.366043         17.036667       187,500.3262
01/01/2015 to 12/31/2015        17.036667         16.807150       227,133.9319
01/01/2016 to 12/31/2016        16.807150         16.936216       332,959.0334
01/01/2017 to 12/31/2017        16.936216         17.209161       359,892.8941
--------------------------      ---------         ---------       ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

10/07/2011 to 12/31/2011        15.213986         16.724655        57,802.7567
01/01/2012 to 12/31/2012        16.724655         19.357826        58,634.7896
01/01/2013 to 12/31/2013        19.357826         25.366238        70,190.1421
01/01/2014 to 12/31/2014        25.366238         27.345252        61,889.0222
01/01/2015 to 12/31/2015        27.345252         26.269357        62,726.6488
01/01/2016 to 12/31/2016        26.269357         31.137512        63,748.3955
01/01/2017 to 12/31/2017        31.137512         35.532236        52,841.6178
--------------------------      ---------         ---------       ------------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        10.907585         11.029218        86,662.6302
01/01/2012 to 12/31/2012        11.029218         12.838985        84,462.5138
01/01/2013 to 12/31/2013        12.838985         15.389934        88,352.8466
01/01/2014 to 12/31/2014        15.389934         14.229479        93,172.3052
01/01/2015 to 12/31/2015        14.229479         13.861585       111,037.1973
01/01/2016 to 12/31/2016        13.861585         13.815092       115,455.8044
01/01/2017 to 12/31/2017        13.815092         16.984266       102,613.6783
--------------------------      ---------         ---------       ------------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        14.878056         16.796145        62,106.8831
01/01/2012 to 12/31/2012        16.796145         19.221546        65,513.5374
01/01/2013 to 12/31/2013        19.221546         26.206184        90,823.8890
01/01/2014 to 12/31/2014        26.206184         27.091268        87,124.1907
01/01/2015 to 12/31/2015        27.091268         25.528264        74,122.1773
01/01/2016 to 12/31/2016        25.528264         30.471454        71,472.8170
01/01/2017 to 12/31/2017        30.471454         34.379898        66,254.4147
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.070801         12.061008       363,405.8935
01/01/2012 to 12/31/2012        12.061008         13.741140       372,829.3790
01/01/2013 to 12/31/2013        13.741140         17.863205       370,720.5991
01/01/2014 to 12/31/2014        17.863205         19.942122       364,691.2366
01/01/2015 to 12/31/2015        19.942122         19.864338       388,086.8068
01/01/2016 to 12/31/2016        19.864338         21.839640       407,132.6976
01/01/2017 to 12/31/2017        21.839640         26.135595       348,394.0381
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.178853         22.424400       163,060.0422
01/01/2014 to 12/31/2014        22.424400         24.472630       162,497.0486
01/01/2015 to 12/31/2015        24.472630         24.068496       156,017.1012
01/01/2016 to 12/31/2016        24.068496         27.106389       141,100.1354
01/01/2017 to 12/31/2017        27.106389         31.461750       105,012.1120
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011         8.069675          8.759302       269,494.8913
01/01/2012 to 12/31/2012         8.759302          9.848736       289,819.5892
01/01/2013 to 04/26/2013         9.848736         10.791833             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        20.331335         25.406323        74,608.1384
01/01/2014 to 12/31/2014        25.406323         25.002832        66,874.0657
01/01/2015 to 12/31/2015        25.002832         24.773678        61,728.6032
01/01/2016 to 12/31/2016        24.773678         28.951791        56,827.8556
01/01/2017 to 12/31/2017        28.951791         33.005218        50,058.1096
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011        13.447458         14.688795        96,062.3990
01/01/2012 to 12/31/2012        14.688795         15.264435       102,008.1430
01/01/2013 to 04/26/2013        15.264435         16.556111             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.679193         22.338144        74,946.7657
01/01/2014 to 12/31/2014        22.338144         23.995717        95,702.8632
01/01/2015 to 12/31/2015        23.995717         26.175789       132,511.8730
01/01/2016 to 12/31/2016        26.175789         26.233477       133,045.3042
01/01/2017 to 12/31/2017        26.233477         34.564517       127,190.8525
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         6.163668          6.203232       178,714.0209
01/01/2012 to 12/31/2012         6.203232          6.864666       183,707.5824
01/01/2013 to 04/26/2013         6.864666          7.180810             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        14.850373         15.508279        68,660.5045
01/01/2012 to 12/31/2012        15.508279         15.701587        70,217.9685
01/01/2013 to 12/31/2013        15.701587         17.165667        66,656.3962
01/01/2014 to 12/31/2014        17.165667         13.754473        82,161.9141
01/01/2015 to 12/31/2015        13.754473          9.129253        93,131.4240
01/01/2016 to 12/31/2016         9.129253         12.952943        75,958.6266
01/01/2017 to 12/31/2017        12.952943         12.691359        86,162.9786
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        30.643757         31.805345        74,769.2425
01/01/2017 to 12/31/2017        31.805345         33.886110        74,631.1118
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     23.003767         24.357741           90,987.8510
01/01/2012 to 12/31/2012     24.357741         27.154250           86,811.5075
01/01/2013 to 12/31/2013     27.154250         28.942193           88,179.8312
01/01/2014 to 12/31/2014     28.942193         29.947945           74,039.3867
01/01/2015 to 12/31/2015     29.947945         28.918367           78,216.9896
01/01/2016 to 04/29/2016     28.918367         29.807092                0.0000
--------------------------   ---------         ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     31.269438         32.483167           35,370.3530
01/01/2017 to 12/31/2017     32.483167         34.625211           31,127.3290
--------------------------   ---------         ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

10/07/2011 to 12/31/2011     25.306308         25.945508           44,500.4642
01/01/2012 to 12/31/2012     25.945508         28.542174           41,591.9148
01/01/2013 to 12/31/2013     28.542174         28.571028           43,679.7639
01/01/2014 to 12/31/2014     28.571028         29.454919           43,874.6015
01/01/2015 to 12/31/2015     29.454919         28.650770           42,402.4682
01/01/2016 to 04/29/2016     28.650770         29.370884                0.0000
--------------------------   ---------         ---------           -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011     18.239426         18.351099           79,746.8160
01/01/2012 to 12/31/2012     18.351099         18.664872           81,299.9807
01/01/2013 to 12/31/2013     18.664872         18.257014           73,716.9175
01/01/2014 to 12/31/2014     18.257014         18.480764           74,745.5285
01/01/2015 to 12/31/2015     18.480764         18.298079           72,488.4496
01/01/2016 to 12/31/2016     18.298079         18.246206          112,236.9654
01/01/2017 to 12/31/2017     18.246206         18.313039           87,066.0908

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).



Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B) merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio (Class B);


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (Class
B) (formerly, Pyramis Managed Risk

     Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio (Class B)

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        Seeks high total investment return.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)+                         current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)+                         income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)*
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)*                                   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        BlackRock Advisors, LLC
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)+
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              CompanySM
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)+
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)*       consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)*
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)*                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)*
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)+
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid    securities of mid-sized companies.
 Cap Value Portfolio)
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B) (formerly
 Goldman Sachs Mid Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio              Seeks a competitive total return primarily
 (Class B)                                    from investing in fixed-income securities.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)*       Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)+                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid    Subadviser: Victory Capital Management
 Cap Value Portfolio)                         Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B) (formerly          Subadviser: Wells Capital Management
 Goldman Sachs Mid Cap Value Portfolio)       (formerly Goldman Sachs Asset
                                              Management, L.P.)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio              Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: BlackRock Advisors, LLC

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class B)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)+                                  growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)+                                  and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)+                                  current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)*                                  Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)+
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)+
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)+
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)*                                  Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company


* If you elect the GWB v1 rider or a GMIB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for

Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider, the GWB v1 rider, or a GMIB Max rider.


+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation Restrictions for GMIB Plus IV.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB riders. Example (6) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) The Annual Increase Amount


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the GMIB Annual Increase Rate (see "Living Benefits -- Guaranteed Minimum Income Beneft (GMIB) -- GMIB Rate Table"), until the contract anniversary prior to the contract Owner's 91st birthday, subject to the Annual Increase Amount Limit (see "Living Benefits -- Operation of the GMIB -- Annual Increase Amount Limit"). Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at the GMIB Annual Increase Rate, adjusted for withdrawals and charges -- "the Annual Increase Amount") is the value upon which future income payments can be based.





[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







(2) The Highest Anniversary Value (HAV)


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]








(3) Putting It All Together


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.




[GRAPHIC APPEARS HERE]







  With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.




[GRAPHIC APPEARS HERE]

(4)   The Guaranteed Principal Option


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(5) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial investment is $100,000 and no withdrawals are taken.The Annual Increase Amount will be increased by the GMIB Annual Increase Rate on the first anniversary. Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the GMIB Annual Increase Rate. Also assume that prior to the first contract anniversary, you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically increases to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second contract anniversary using the GMIB Annual Increase Rate), an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically increases to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. If on each contract anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;

   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the GMIB Annual Increase Rate on the eighth contract anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future contract anniversaries, the Annual Increase Amount will continue to grow at the GMIB Annual Increase Rate annually (provided the GMIB rider continues in effect, and subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the Annual Increase Amount Limit (see "Living Benefits -- Operation of the GMIB -- Annual Increase Amount Limit"). Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




[GRAPHIC APPEARS HERE]








(6) Required Minimum Distribution Examples


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and a GMIB rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) the GMIB Annual Increase Rate; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


   If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August
        2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2016 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


   If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


   If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


   Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be equal to the GMIB Annual Increase Rate (as shown in the GMIB Rate Table). On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750).
        Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $92,750 increased by the GMIB Annual Increase Rate.


      No Withdrawals
      --------------


   If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). Under the GMIB, the Annual Increase Amount is limited to a maximum percentage of your purchase payments or, if greater, the same percentage of the Annual Increase Amount as increased by the most recent Optional Step-Up. See "Living Benefits -- Operation of the GMIB -- Annual Increase Amount Limit."

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.


A. GWB -  Annual Benefit Payment Continuing When Account Value Reaches Zero
   ------ -----------------------------------------------------------------


When you purchase a contract and elect the optional GWB rider:


o your initial Account Value is equal to your initial Purchase Payment;


o your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment;


o your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and


o your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see "Living Benefits - Guaranteed Withdrawal Benefit (GWB)
  - GWB Rate Table").


The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount.



[GRAPHIC APPEARS HERE]





B. GWB -  Effect of an Excess Withdrawal
   ------ ------------------------------


A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an "Excess Withdrawal."

As described in Example A above, if you do not take Excess Withdrawals, the GWB
                                        ------
rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.


If you do take an Excess Withdrawal, you will reduce the amount guaranteed be
       --
returned to you under the GWB rider. If you take an Excess Withdrawal, we will:


o reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;


o reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and


o reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.


These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.


C. GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals
   -----------------------------------------------------------------------


Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since your second withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($95,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).

D. GWB -  How the Automatic Annual Step-Up Works
   ------ --------------------------------------


As described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.


Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals.


The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary.


Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner's 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX F

GUARANTEED LIFETIME WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


BENEFIT BASE


The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.


A. WITHDRAWALS


Withdrawals Prior to the Lifetime Withdrawal Age
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


Withdrawals After the Lifetime Withdrawal Age
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.


The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).


B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.


The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


 If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 x 5%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


ILLUSTRATIVE GLWB EXAMPLE


The graph below is an illustration that incorporates several concepts of the GLWB rider.


Please note:
------------


o The graph assumes no withdrawals occur until after the Lifetime Withdrawal
Age.


o The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.


o The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.


o The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).


o The graph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2018              $100,000
   B    Account Value                                 10/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2020              $  9,000
   G    Percentage Reduction in Account               10/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2020              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2018              $100,000
   B    Account Value                                      10/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2020              $  9,000
   G    Percentage Reduction in Account                    10/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2020              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                                      AND


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


                                   CLASS VA
               (OFFERED BETWEEN OCTOBER 7, 2011 AND MAY 1, 2016)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2018, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2018.


SAI-0418NYVA2
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    3
  DISTRIBUTION.............................................    3
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    5
  Total Return.............................................    5
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    6
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    8
  CONDENSED FINANCIAL INFORMATION..........................   12
  FINANCIAL STATEMENTS.....................................   24

COMPANY


Brighthouse Life Insurance Company of NY (BLNY or the Company) is a stock life insurance company organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, the Company changed its name to First Cova Life Insurance Company; on February 12, 2001 the Company changed its name to First MetLife Investors Insurance Company; and on March 6, 2017, the Company changed its name to Brighthouse Life Insurance Company of NY.

BLNY is a direct, wholly-owned subsidiary of Brighthouse Life Insurance Company
(BLIC). BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, BLNY, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.BLNY is licensed to do business only in the State of New York.

Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or about
-----------------------------------------------------------------
August 4, 2017, MetLife, Inc. ("MetLife") terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife and the Company on December 31, 2002. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B (formerly First MetLife Investors Variable Annuity Account One) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements and related financial statement schedules of Brighthouse Life Insurance Company of NY included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



CUSTODIAN

Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding

March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.





                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2017        $39,562,157           $0
  2016        $28,067,892           $0
  2015        $29,097,680           $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2017 ranged from $0 to $13,545,227.* The amount of commissions paid to selected selling firms during 2017 ranged from $0 to $5,740,951. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2017 ranged from $993 to $14,653,965.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA).


The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Advisor Group
American Portfolios Financial Services, Inc

Ameriprise Financial Services, Inc.

AXA Network LLC
Cadaret Grant & Co., Inc

Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network

Community America Financial Solutions, LLC

CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
First Allied Securities Inc.
Founders Financial Securities, LLC
FTB Advisors
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Independent Financial Group

Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.

Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
Merrill Lynch, Inc.

MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group
Parkland Securities, LLC
PFS Investments Inc.

Pioneer Investments

ProEquities, Inc.

Questar Capital Corporation

Raymond James & Associates, Inc.
RBC Wealth Management

Scuddder Investments
Securities American, Inc.
Securities Service Network

Sigma Financial Corporation

Signator Investors, Inc.
SII Investments, Inc.

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.
TFS Securities, Inc.
The Investment Center
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charge, GMIB, GWB or GLWB rider charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or applicable GMIB, GWB or GLWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX


The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:




 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

Established by an individual under Section 408(a) or 408(b) of the Code.

SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.


SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,500; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,500; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,500; catch-up contribution: $6,000

Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2017. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.431163           9.736046              0.0000
01/01/2012 to 12/31/2012          9.736046          10.568199              0.0000
01/01/2013 to 12/31/2013         10.568199          11.582847              0.0000
01/01/2014 to 12/31/2014         11.582847          12.261112              0.0000
01/01/2015 to 12/31/2015         12.261112          12.160685            871.4451
01/01/2016 to 12/31/2016         12.160685          12.422836          2,221.1870
01/01/2017 to 12/31/2017         12.422836          13.918914          2,260.7286
--------------------------       ---------          ---------          ----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996850           1.040408              0.0000
01/01/2015 to 12/31/2015          1.040408           1.015852              0.0000
01/01/2016 to 12/31/2016          1.015852           1.021713              0.0000
01/01/2017 to 12/31/2017          1.021713           1.163597              0.0000
--------------------------       ---------          ---------          ----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          9.150386           9.545193         13,414.8780
01/01/2012 to 12/31/2012          9.545193          10.685140         13,329.8765
01/01/2013 to 12/31/2013         10.685140          12.489271         13,244.2863
01/01/2014 to 12/31/2014         12.489271          13.060633         15,067.0836
01/01/2015 to 12/31/2015         13.060633          12.788193         14,573.5244
01/01/2016 to 12/31/2016         12.788193          13.595256         14,502.4169
01/01/2017 to 12/31/2017         13.595256          15.666705         14,345.7184
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          8.388645           8.837455              0.0000
01/01/2012 to 12/31/2012          8.837455          10.122028              0.0000
01/01/2013 to 12/31/2013         10.122028          12.487463              0.0000
01/01/2014 to 12/31/2014         12.487463          13.100436              0.0000
01/01/2015 to 12/31/2015         13.100436          12.820674              0.0000
01/01/2016 to 12/31/2016         12.820674          13.775033              0.0000
01/01/2017 to 12/31/2017         13.775033          16.483735              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          8.167647           8.658934              0.0000
01/01/2012 to 12/31/2012          8.658934          10.024592              0.0000
01/01/2013 to 12/31/2013         10.024592          12.829618              0.0000
01/01/2014 to 12/31/2014         12.829618          13.686586              0.0000
01/01/2015 to 12/31/2015         13.686586          14.372409              0.0000
01/01/2016 to 12/31/2016         14.372409          15.462206              0.0000
01/01/2017 to 12/31/2017         15.462206          19.502225              0.0000
--------------------------       ---------          ---------         -----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          9.667151          10.013751         27,797.1269
01/01/2012 to 12/31/2012         10.013751          10.944060         24,556.4463
01/01/2013 to 12/31/2013         10.944060          12.251046         21,586.8612
01/01/2014 to 12/31/2014         12.251046          12.816991         20,820.2236
01/01/2015 to 12/31/2015         12.816991          12.547047         24,782.0615
01/01/2016 to 12/31/2016         12.547047          13.240317         21,792.9411
01/01/2017 to 12/31/2017         13.240317          14.749515         19,315.6379
--------------------------       ---------          ---------         -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.202491          10.605240              0.0000
01/01/2012 to 12/31/2012         10.605240          11.560958              0.0000
01/01/2013 to 12/31/2013         11.560958          11.013615              0.0000
01/01/2014 to 12/31/2014         11.013615          11.294663              0.0000
01/01/2015 to 12/31/2015         11.294663          10.071399              0.0000
01/01/2016 to 12/31/2016         10.071399          10.821342            109.0531
01/01/2017 to 12/31/2017         10.821342          11.717341            108.8913
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.272142           9.568536              0.0000
01/01/2012 to 12/31/2012          9.568536          10.297225              0.0000
01/01/2013 to 12/31/2013         10.297225          11.200807              0.0000
01/01/2014 to 12/31/2014         11.200807          11.698501              0.0000
01/01/2015 to 12/31/2015         11.698501          11.523323            917.4134
01/01/2016 to 12/31/2016         11.523323          11.866670          2,347.6346
01/01/2017 to 12/31/2017         11.866670          13.259498          2,365.7640
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         19.781562          20.956683              0.0000
01/01/2012 to 12/31/2012         20.956683          24.082343              0.0000
01/01/2013 to 12/31/2013         24.082343          25.963982              0.0000
01/01/2014 to 12/31/2014         25.963982          26.446703              0.0000
01/01/2015 to 12/31/2015         26.446703          25.023573              0.0000
01/01/2016 to 12/31/2016         25.023573          28.124895              0.0000
01/01/2017 to 12/31/2017         28.124895          29.887042              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         10.167022          10.781962          3,731.8830
01/01/2012 to 12/31/2012         10.781962          12.411214              0.0000
01/01/2013 to 12/31/2013         12.411214          15.849987          1,086.5641
01/01/2014 to 12/31/2014         15.849987          16.424966          1,077.4275
01/01/2015 to 12/31/2015         16.424966          15.871355            718.1250
01/01/2016 to 12/31/2016         15.871355          17.055870              0.0000
01/01/2017 to 12/31/2017         17.055870          20.676841              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.192641           9.383458              0.0000
01/01/2012 to 12/31/2012          9.383458          10.465180              0.0000
01/01/2013 to 12/31/2013         10.465180          11.801777              0.0000
01/01/2014 to 12/31/2014         11.801777          12.760543              0.0000
01/01/2015 to 12/31/2015         12.760543          12.068797          1,158.9157
01/01/2016 to 12/31/2016         12.068797          12.896529          2,843.5306
01/01/2017 to 12/31/2017         12.896529          15.049220          2,787.6496
--------------------------       ---------          ---------         -----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         14.952562          15.930335          3,928.4767
01/01/2012 to 12/31/2012         15.930335          18.533118          3,984.2863
01/01/2013 to 12/31/2013         18.533118          24.205448          3,984.7785
01/01/2014 to 12/31/2014         24.205448          24.278381          3,477.2308
01/01/2015 to 12/31/2015         24.278381          22.646009          3,518.8088
01/01/2016 to 12/31/2016         22.646009          29.310941          3,479.9476
01/01/2017 to 12/31/2017         29.310941          32.286181          3,421.9848
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          9.785477          10.080204          6,127.4905
01/01/2012 to 12/31/2012         10.080204          11.817517          5,735.7656
01/01/2013 to 12/31/2013         11.817517          11.072761          5,479.2423
01/01/2014 to 12/31/2014         11.072761          10.206795          5,025.5809
01/01/2015 to 12/31/2015         10.206795           8.674616          4,732.3268
01/01/2016 to 12/31/2016          8.674616           9.537906          3,897.8308
01/01/2017 to 12/31/2017          9.537906          12.070122          3,870.2773
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         10.005671          10.283298              0.0000
01/01/2012 to 12/31/2012         10.283298          10.882908              0.0000
01/01/2013 to 12/31/2013         10.882908          11.143289              0.0000
01/01/2014 to 12/31/2014         11.143289          11.069251              0.0000
01/01/2015 to 12/31/2015         11.069251          10.824215              0.0000
01/01/2016 to 12/31/2016         10.824215          11.663058              0.0000
01/01/2017 to 12/31/2017         11.663058          11.924290              0.0000
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.719021           9.767007              0.0000
01/01/2012 to 12/31/2012          9.767007          10.054067              0.0000
01/01/2013 to 12/31/2013         10.054067          10.029369              0.0000
01/01/2014 to 12/31/2014         10.029369           9.994549              0.0000
01/01/2015 to 12/31/2015          9.994549           9.794250              0.0000
01/01/2016 to 12/31/2016          9.794250           9.960714              0.0000
01/01/2017 to 12/31/2017          9.960714           9.953412              0.0000
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011         11.946735          11.991877              0.0000
01/01/2012 to 12/31/2012         11.991877          13.513736              0.0000
01/01/2013 to 12/31/2013         13.513736          13.464108              0.0000
01/01/2014 to 12/31/2014         13.464108          13.428355              0.0000
01/01/2015 to 12/31/2015         13.428355          12.690835              0.0000
01/01/2016 to 12/31/2016         12.690835          12.623854              0.0000
01/01/2017 to 12/31/2017         12.623854          12.466241              0.0000
--------------------------       ---------          ---------          ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.445513          13.278301          5,956.9535
01/01/2012 to 12/31/2012         13.278301          16.495575          5,105.5722
01/01/2013 to 12/31/2013         16.495575          16.842986          4,187.1044
01/01/2014 to 12/31/2014         16.842986          18.812389          4,166.5635
01/01/2015 to 12/31/2015         18.812389          18.290851          3,962.5901
01/01/2016 to 12/31/2016         18.290851          18.194191          3,690.5813
01/01/2017 to 12/31/2017         18.194191          19.869840          3,592.7259
--------------------------       ---------          ---------          ----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011           7.090444           7.692749        29,911.3510
01/01/2012 to 12/31/2012           7.692749           8.989117        25,504.7496
01/01/2013 to 12/31/2013           8.989117          12.906402        20,723.3873
01/01/2014 to 12/31/2014          12.906402          15.131470        15,595.8618
01/01/2015 to 12/31/2015          15.131470          14.318818        14,374.3913
01/01/2016 to 12/31/2016          14.318818          14.498235        14,616.8221
01/01/2017 to 12/31/2017          14.498235          16.929097        12,187.5326
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
10/07/2011 to 12/31/2011         136.736885         141.764919             0.0000
01/01/2012 to 12/31/2012         141.764919         171.257403             0.0000
01/01/2013 to 12/31/2013         171.257403         217.489397             0.0000
01/01/2014 to 04/25/2014         217.489397         226.473177             0.0000
--------------------------       ----------         ----------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          16.836691          16.869197         2,364.0608
01/01/2012 to 12/31/2012          16.869197          21.499286         2,485.7274
01/01/2013 to 12/31/2013          21.499286          27.664415         2,383.5607
01/01/2014 to 12/31/2014          27.664415          25.700308           719.2319
01/01/2015 to 12/31/2015          25.700308          24.196994           719.2319
01/01/2016 to 12/31/2016          24.196994          25.811840           719.2319
01/01/2017 to 12/31/2017          25.811840          33.199212           719.2319
--------------------------       ----------         ----------        -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           1.010713           1.047990             0.0000
01/01/2013 to 12/31/2013           1.047990           1.052652             0.0000
01/01/2014 to 12/31/2014           1.052652           1.095947             0.0000
01/01/2015 to 12/31/2015           1.095947           1.035267             0.0000
01/01/2016 to 12/31/2016           1.035267           1.140487             0.0000
01/01/2017 to 12/31/2017           1.140487           1.237145             0.0000
--------------------------       ----------         ----------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011           9.213926          10.003552         1,175.1383
01/01/2012 to 12/31/2012          10.003552          11.682023         1,125.5786
01/01/2013 to 12/31/2013          11.682023          15.596276         1,051.1817
01/01/2014 to 12/31/2014          15.596276          16.811629         1,006.8296
01/01/2015 to 12/31/2015          16.811629          15.588040         1,072.9572
01/01/2016 to 12/31/2016          15.588040          18.030259         1,037.4359
01/01/2017 to 12/31/2017          18.030259          20.984404           963.6602
--------------------------       ----------         ----------        -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          14.260164          15.513737         5,163.8243
01/01/2012 to 12/31/2012          15.513737          18.085742         4,433.5573
01/01/2013 to 12/31/2013          18.085742          24.999529         3,553.3765
01/01/2014 to 12/31/2014          24.999529          26.602162         3,020.1010
01/01/2015 to 12/31/2015          26.602162          25.783820         2,776.8093
01/01/2016 to 12/31/2016          25.783820          28.332665         2,719.7327
01/01/2017 to 12/31/2017          28.332665          35.017643         2,290.0610
--------------------------       ----------         ----------        -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          11.233089          10.685407             0.0000
01/01/2014 to 12/31/2014          10.685407          11.073389             0.0000
01/01/2015 to 12/31/2015          11.073389          10.972178             0.0000
01/01/2016 to 12/31/2016          10.972178          11.060906             0.0000
01/01/2017 to 12/31/2017          11.060906          11.268762             0.0000
--------------------------       ----------         ----------        -----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
10/07/2011 to 12/31/2011         10.660463          10.803464              0.0000
01/01/2012 to 12/31/2012         10.803464          11.176171              0.0000
01/01/2013 to 04/26/2013         11.176171          11.147420              0.0000
--------------------------       ---------          ---------              ------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036              0.0000
01/01/2013 to 12/31/2013          1.050036           1.149200              0.0000
01/01/2014 to 12/31/2014          1.149200           1.212274              0.0000
01/01/2015 to 12/31/2015          1.212274           1.206111          8,818.9218
01/01/2016 to 12/31/2016          1.206111           1.223869         21,500.7142
01/01/2017 to 12/31/2017          1.223869           1.407936         21,358.5422
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.005561          12.671555              0.0000
01/01/2012 to 12/31/2012         12.671555          14.610029              0.0000
01/01/2013 to 12/31/2013         14.610029          16.874573              0.0000
01/01/2014 to 12/31/2014         16.874573          17.216912              0.0000
01/01/2015 to 12/31/2015         17.216912          17.185990              0.0000
01/01/2016 to 12/31/2016         17.185990          17.756649              0.0000
01/01/2017 to 12/31/2017         17.756649          21.532465              0.0000
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987621           1.013706              0.0000
01/01/2013 to 12/31/2013          1.013706           1.129006              0.0000
01/01/2014 to 12/31/2014          1.129006           1.216413              0.0000
01/01/2015 to 12/31/2015          1.216413           1.184966         11,889.5002
01/01/2016 to 12/31/2016          1.184966           1.219455         29,165.0371
01/01/2017 to 12/31/2017          1.219455           1.389464         29,059.6528
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.626143          12.816060          2,701.2104
01/01/2012 to 12/31/2012         12.816060          14.755778          2,628.5959
01/01/2013 to 12/31/2013         14.755778          17.355494          2,618.3111
01/01/2014 to 12/31/2014         17.355494          15.924843          2,225.9233
01/01/2015 to 12/31/2015         15.924843          15.424892          2,208.1398
01/01/2016 to 12/31/2016         15.424892          15.077303          2,166.8648
01/01/2017 to 12/31/2017         15.077303          19.054417          1,954.1856
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588              0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260              0.0000
01/01/2016 to 12/31/2016          0.965260           1.057716          1,096.7267
01/01/2017 to 12/31/2017          1.057716           1.174452          1,095.1008
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         14.814598          15.098543            495.3163
01/01/2012 to 12/31/2012         15.098543          16.247044            495.3163
01/01/2013 to 12/31/2013         16.247044          14.535178            495.3163
01/01/2014 to 12/31/2014         14.535178          14.747780            495.3163
01/01/2015 to 12/31/2015         14.747780          14.090470            495.3163
01/01/2016 to 12/31/2016         14.090470          14.587073            495.3163
01/01/2017 to 12/31/2017         14.587073          14.883649            495.3163
--------------------------       ---------          ---------         -----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         16.300012          16.665641         25,644.9554
01/01/2012 to 12/31/2012         16.665641          17.956240         23,023.9231
01/01/2013 to 12/31/2013         17.956240          17.367454         18,801.9472
01/01/2014 to 12/31/2014         17.367454          17.843899         16,311.9003
01/01/2015 to 12/31/2015         17.843899          17.596714         15,647.4135
01/01/2016 to 12/31/2016         17.596714          17.804916         14,146.0041
01/01/2017 to 12/31/2017         17.804916          18.348274         12,831.7321
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.613882          10.755453              0.0000
01/01/2012 to 12/31/2012         10.755453          10.939129              0.0000
01/01/2013 to 12/31/2013         10.939129          10.299529              0.0000
01/01/2014 to 12/31/2014         10.299529          10.923814              0.0000
01/01/2015 to 12/31/2015         10.923814          10.818275              0.0000
01/01/2016 to 12/31/2016         10.818275          10.808400              0.0000
01/01/2017 to 12/31/2017         10.808400          10.935649              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.216095          10.753200              0.0000
01/01/2014 to 12/31/2014         10.753200          11.519972              0.0000
01/01/2015 to 12/31/2015         11.519972          11.217665              0.0000
01/01/2016 to 12/31/2016         11.217665          11.566774              0.0000
01/01/2017 to 12/31/2017         11.566774          13.285217              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.068149              0.0000
01/01/2013 to 12/31/2013          1.068149           1.159797              0.0000
01/01/2014 to 12/31/2014          1.159797           1.232184              0.0000
01/01/2015 to 12/31/2015          1.232184           1.204372          8,736.7251
01/01/2016 to 12/31/2016          1.204372           1.254766         21,192.5784
01/01/2017 to 12/31/2017          1.254766           1.414262         21,457.6854
--------------------------       ---------          ---------         -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         11.010014          11.642906              0.0000
01/01/2012 to 12/31/2012         11.642906          12.954905              0.0000
01/01/2013 to 12/31/2013         12.954905          14.426778              0.0000
01/01/2014 to 12/31/2014         14.426778          15.053018              0.0000
01/01/2015 to 12/31/2015         15.053018          14.552333              0.0000
01/01/2016 to 12/31/2016         14.552333          15.180036             78.5641
01/01/2017 to 12/31/2017         15.180036          17.343698             76.1354
--------------------------       ---------          ---------         -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.228878          10.868245          1,826.6656
01/01/2012 to 12/31/2012         10.868245          12.327324          1,705.6486
01/01/2013 to 12/31/2013         12.327324          14.352831          1,597.3492
01/01/2014 to 12/31/2014         14.352831          14.914593          1,501.7604
01/01/2015 to 12/31/2015         14.914593          14.367352          1,407.7708
01/01/2016 to 12/31/2016         14.367352          15.142268          1,312.0517
01/01/2017 to 12/31/2017         15.142268          17.864493          1,225.3098
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         42.071479          46.405570          3,920.4239
01/01/2012 to 12/31/2012         46.405570          53.983597          3,423.1095
01/01/2013 to 12/31/2013         53.983597          71.213135          3,297.8966
01/01/2014 to 12/31/2014         71.213135          79.549130          3,189.8686
01/01/2015 to 12/31/2015         79.549130          75.630276          2,915.1266
01/01/2016 to 12/31/2016         75.630276          86.469568          2,492.6398
01/01/2017 to 12/31/2017         86.469568          99.722788          2,392.6500
--------------------------       ---------          ---------         -----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.470128          10.164966         18,964.2290
01/01/2012 to 12/31/2012         10.164966          11.394364         17,739.6161
01/01/2013 to 12/31/2013         11.394364          15.345991         16,056.4500
01/01/2014 to 12/31/2014         15.345991          17.065785         16,563.2766
01/01/2015 to 12/31/2015         17.065785          17.951590         15,663.6443
01/01/2016 to 12/31/2016         17.951590          18.802330         15,189.9604
01/01/2017 to 12/31/2017         18.802330          23.129500         14,108.2437
--------------------------       ---------          ---------         -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         22.055277          24.556513          7,443.1598
01/01/2012 to 12/31/2012         24.556513          27.772107          6,980.4930
01/01/2013 to 12/31/2013         27.772107          35.685485          6,007.0673
01/01/2014 to 12/31/2014         35.685485          38.582772          5,668.3779
01/01/2015 to 12/31/2015         38.582772          34.629296          5,053.9057
01/01/2016 to 12/31/2016         34.629296          39.442229          4,462.5900
01/01/2017 to 12/31/2017         39.442229          42.580706          4,191.7223
--------------------------       ---------          ---------         -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         13.136943          14.344111            254.8819
01/01/2012 to 12/31/2012         14.344111          16.706235            254.8819
01/01/2013 to 12/31/2013         16.706235          21.852881            254.8819
01/01/2014 to 12/31/2014         21.852881          24.399781            254.8819
01/01/2015 to 12/31/2015         24.399781          21.866545            254.8819
01/01/2016 to 12/31/2016         21.866545          24.405211            254.8819
01/01/2017 to 12/31/2017         24.405211          26.663649            254.8819
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.146260          15.524057          7,099.2374
01/01/2014 to 12/31/2014         15.524057          14.796430          6,962.8485
01/01/2015 to 12/31/2015         14.796430          14.274091          6,802.1079
01/01/2016 to 12/31/2016         14.274091          14.786568          6,638.2452
01/01/2017 to 12/31/2017         14.786568          19.669068          5,344.6711
--------------------------       ---------          ---------         -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
10/07/2011 to 12/31/2011          7.305074           7.583656              0.0000
01/01/2012 to 12/31/2012          7.583656           8.781971              0.0000
01/01/2013 to 04/26/2013          8.781971           9.108137              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.466428          10.432759         12,869.7227
01/01/2012 to 12/31/2012         10.432759          10.286924         14,296.1254
01/01/2013 to 12/31/2013         10.286924          10.143906         12,323.7429
01/01/2014 to 12/31/2014         10.143906          10.002876         12,241.1815
01/01/2015 to 12/31/2015         10.002876           9.863807         11,916.6004
01/01/2016 to 12/31/2016          9.863807           9.737579         11,829.5770
01/01/2017 to 12/31/2017          9.737579           9.663508         11,743.2313
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.947997          14.224312              0.0000
01/01/2015 to 12/31/2015         14.224312          13.944426              0.0000
01/01/2016 to 12/31/2016         13.944426          14.373477              0.0000
01/01/2017 to 12/31/2017         14.373477          15.156790              0.0000
--------------------------       ---------          ---------         -----------


                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.729047
01/01/2012 to 12/31/2012                                                                      12.131028
01/01/2013 to 12/31/2013                                                                      13.266703
01/01/2014 to 04/25/2014                                                                      14.270071
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.514220
01/01/2012 to 12/31/2012                                                                      11.969236
01/01/2013 to 12/31/2013                                                                      13.264763
01/01/2014 to 04/25/2014                                                                      14.941129
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      14.552711
01/01/2015 to 12/31/2015                                                                      14.959931
01/01/2016 to 12/31/2016                                                                      14.593613
01/01/2017 to 12/31/2017                                                                      15.266804
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.059060
01/01/2012 to 12/31/2012                                                                      11.564314
01/01/2013 to 12/31/2013                                                                      12.991262
01/01/2014 to 04/25/2014                                                                      15.298349
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      14.965675
01/01/2015 to 12/31/2015                                                                      15.501026
01/01/2016 to 12/31/2016                                                                      15.091729
01/01/2017 to 12/31/2017                                                                      15.939318
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      10.615714
01/01/2012 to 12/31/2012                                                                      11.200053
01/01/2013 to 12/31/2013                                                                      12.779627
01/01/2014 to 04/25/2014                                                                      15.867726
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011                                                                       8.781220
01/01/2012 to 12/31/2012                                                                       9.373272
01/01/2013 to 04/26/2013                                                                      10.732527
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      14.938744
01/01/2015 to 12/31/2015                                                                      15.562407
01/01/2016 to 12/31/2016                                                                      15.085754
01/01/2017 to 12/31/2017                                                                      16.087043
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND
BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      12.131028           0.0000
01/01/2012 to 12/31/2012                                                                      13.266703           0.0000
01/01/2013 to 12/31/2013                                                                      14.270071           0.0000
01/01/2014 to 04/25/2014                                                                      14.387473           0.0000
------------------------------------------------------------------------------------------    ---------           ------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND
BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.969236       3,688.7311
01/01/2012 to 12/31/2012                                                                      13.264763       3,662.3395
01/01/2013 to 12/31/2013                                                                      14.941129       3,638.8549
01/01/2014 to 04/25/2014                                                                      15.007289           0.0000
------------------------------------------------------------------------------------------    ---------       ----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      14.959931       3,729.0028
01/01/2015 to 12/31/2015                                                                      14.593613       3,703.9592
01/01/2016 to 12/31/2016                                                                      15.266804       3,678.5151
01/01/2017 to 12/31/2017                                                                      16.657341       3,652.8858
------------------------------------------------------------------------------------------    ---------       ----------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND
BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.564314           0.0000
01/01/2012 to 12/31/2012                                                                      12.991262           0.0000
01/01/2013 to 12/31/2013                                                                      15.298349           0.0000
01/01/2014 to 04/25/2014                                                                      15.319850           0.0000
------------------------------------------------------------------------------------------    ---------       ----------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      15.501026           0.0000
01/01/2015 to 12/31/2015                                                                      15.091729           0.0000
01/01/2016 to 12/31/2016                                                                      15.939318         610.5409
01/01/2017 to 12/31/2017                                                                      18.033855         591.6663
------------------------------------------------------------------------------------------    ---------       ----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND
BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.200053      13,121.6077
01/01/2012 to 12/31/2012                                                                      12.779627           0.0000
01/01/2013 to 12/31/2013                                                                      15.867726           0.0000
01/01/2014 to 04/25/2014                                                                      15.803613           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND
BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011                                                                       9.373272           0.0000
01/01/2012 to 12/31/2012                                                                      10.732527           0.0000
01/01/2013 to 04/26/2013                                                                      11.554139           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      15.562407       3,191.8574
01/01/2015 to 12/31/2015                                                                      15.085754       2,521.4647
01/01/2016 to 12/31/2016                                                                      16.087043       2,413.3550
01/01/2017 to 12/31/2017                                                                      18.903789       2,314.2036
------------------------------------------------------------------------------------------    ---------      -----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011      13.235956          14.567112             3,680.0801
01/01/2012 to 12/31/2012      14.567112          16.027083             3,074.7498
01/01/2013 to 12/31/2013      16.027083          21.574346             3,067.5252
01/01/2014 to 12/31/2014      21.574346          21.630529             2,072.8284
01/01/2015 to 12/31/2015      21.630529          19.268288             2,072.8284
01/01/2016 to 12/31/2016      19.268288          23.304410             2,072.8284
01/01/2017 to 12/31/2017      23.304410          25.863020             2,072.8284
--------------------------    ---------          ---------             ----------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011      14.221904          14.240851                 0.0000
01/01/2012 to 12/31/2012      14.240851          16.555969                 0.0000
01/01/2013 to 12/31/2013      16.555969          20.832100                 0.0000
01/01/2014 to 12/31/2014      20.832100          19.167239                 0.0000
01/01/2015 to 12/31/2015      19.167239          19.988522                 0.0000
01/01/2016 to 12/31/2016      19.988522          20.859055                 0.0000
01/01/2017 to 12/31/2017      20.859055          26.832794                 0.0000
--------------------------    ---------          ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016      22.964653          23.374446               914.9243
01/01/2017 to 12/31/2017      23.374446          27.386004               909.4158
--------------------------    ---------          ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011      16.348088          17.614620             2,054.1421
01/01/2012 to 12/31/2012      17.614620          19.170865             1,554.3428
01/01/2013 to 12/31/2013      19.170865          25.088677             1,544.3195
01/01/2014 to 12/31/2014      25.088677          27.444340             1,535.2016
01/01/2015 to 12/31/2015      27.444340          26.994968             1,249.4168
01/01/2016 to 04/29/2016      26.994968          27.163552                 0.0000
--------------------------    ---------          ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
10/07/2011 to 12/31/2011      11.107354          12.154912            26,023.6926
01/01/2012 to 12/31/2012      12.154912          13.507356            22,699.9065
01/01/2013 to 12/31/2013      13.507356          17.785459            19,568.7217
01/01/2014 to 12/31/2014      17.785459          19.370331            15,389.7505
01/01/2015 to 12/31/2015      19.370331          19.533971            14,151.6247
01/01/2016 to 12/31/2016      19.533971          20.640095            12,575.0560
01/01/2017 to 12/31/2017      20.640095          24.204868            11,640.6050
--------------------------    ---------          ---------            -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013      15.021444          17.907061               714.2934
01/01/2014 to 12/31/2014      17.907061          19.578596               260.9192
01/01/2015 to 12/31/2015      19.578596          19.809184               260.9192
01/01/2016 to 12/31/2016      19.809184          20.541278               260.9192
01/01/2017 to 12/31/2017      20.541278          25.307517               260.9192
--------------------------    ---------          ---------            -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011      12.817512          13.230706               636.9405
01/01/2012 to 12/31/2012      13.230706          13.831133               655.6685
01/01/2013 to 04/26/2013      13.831133          14.924427                 0.0000
--------------------------    ---------          ---------            -----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         11.692091          12.170454         2,694.4130
01/01/2012 to 12/31/2012         12.170454          13.867318         2,895.4428
01/01/2013 to 12/31/2013         13.867318          18.697531         3,019.0815
01/01/2014 to 12/31/2014         18.697531          20.049645         1,745.7638
01/01/2015 to 12/31/2015         20.049645          21.854672         1,676.2113
01/01/2016 to 12/31/2016         21.854672          21.522863         1,677.4419
01/01/2017 to 12/31/2017         21.522863          29.075172         1,535.9863
--------------------------       ---------          ---------         ----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          7.108861           7.512522             0.0000
01/01/2012 to 12/31/2012          7.512522           8.346300             0.0000
01/01/2013 to 04/26/2013          8.346300           8.969483             0.0000
--------------------------       ---------          ---------         ----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         16.233792          16.427651             0.0000
01/01/2012 to 12/31/2012         16.427651          16.778460             0.0000
01/01/2013 to 12/31/2013         16.778460          16.119922             0.0000
01/01/2014 to 12/31/2014         16.119922          16.763690             0.0000
01/01/2015 to 12/31/2015         16.763690          16.521318             0.0000
01/01/2016 to 12/31/2016         16.521318          16.631549             0.0000
01/01/2017 to 12/31/2017         16.631549          16.882739             0.0000
--------------------------       ---------          ---------         ----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
10/07/2011 to 12/31/2011         15.043523          16.533463             0.0000
01/01/2012 to 12/31/2012         16.533463          19.117308             0.0000
01/01/2013 to 12/31/2013         19.117308          25.026044             0.0000
01/01/2014 to 12/31/2014         25.026044          26.951547             0.0000
01/01/2015 to 12/31/2015         26.951547          25.865258             0.0000
01/01/2016 to 12/31/2016         25.865258          30.627897             0.0000
01/01/2017 to 12/31/2017         30.627897          34.915872             0.0000
--------------------------       ---------          ---------         ----------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         10.767529          10.885092             0.0000
01/01/2012 to 12/31/2012         10.885092          12.658483             0.0000
01/01/2013 to 12/31/2013         12.658483          15.158408             0.0000
01/01/2014 to 12/31/2014         15.158408          14.001393             0.0000
01/01/2015 to 12/31/2015         14.001393          13.625755             0.0000
01/01/2016 to 12/31/2016         13.625755          13.566478             0.0000
01/01/2017 to 12/31/2017         13.566478          16.662009             0.0000
--------------------------       ---------          ---------         ----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         14.687010          16.576659             0.0000
01/01/2012 to 12/31/2012         16.576659          18.951311             0.0000
01/01/2013 to 12/31/2013         18.951311          25.811950             0.0000
01/01/2014 to 12/31/2014         25.811950          26.657041             0.0000
01/01/2015 to 12/31/2015         26.657041          25.093970             0.0000
01/01/2016 to 12/31/2016         25.093970          29.923138             0.0000
01/01/2017 to 12/31/2017         29.923138          33.727611             0.0000
--------------------------       ---------          ---------         ----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.991894          11.972839            840.0190
01/01/2012 to 12/31/2012         11.972839          13.629727             87.5490
01/01/2013 to 12/31/2013         13.629727          17.704209             86.8003
01/01/2014 to 12/31/2014         17.704209          19.748818              0.0000
01/01/2015 to 12/31/2015         19.748818          19.656055              0.0000
01/01/2016 to 12/31/2016         19.656055          21.593367              0.0000
01/01/2017 to 12/31/2017         21.593367          25.820286              0.0000
--------------------------       ---------          ---------            --------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.897313          22.080341              0.0000
01/01/2014 to 12/31/2014         22.080341          24.073061              0.0000
01/01/2015 to 12/31/2015         24.073061          23.651857              0.0000
01/01/2016 to 12/31/2016         23.651857          26.610544              0.0000
01/01/2017 to 12/31/2017         26.610544          30.855466              0.0000
--------------------------       ---------          ---------            --------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          8.041823           8.727061              0.0000
01/01/2012 to 12/31/2012          8.727061           9.802627              0.0000
01/01/2013 to 04/26/2013          9.802627          10.737897              0.0000
--------------------------       ---------          ---------            --------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         20.072182          25.065607             54.3052
01/01/2014 to 12/31/2014         25.065607          24.642861              0.0000
01/01/2015 to 12/31/2015         24.642861          24.392597              0.0000
01/01/2016 to 12/31/2016         24.392597          28.477956              0.0000
01/01/2017 to 12/31/2017         28.477956          32.432692              0.0000
--------------------------       ---------          ---------            --------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
10/07/2011 to 12/31/2011         13.334406          14.561957             67.2321
01/01/2012 to 12/31/2012         14.561957          15.117416             66.6068
01/01/2013 to 04/26/2013         15.117416          16.391440              0.0000
--------------------------       ---------          ---------            --------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.424984          22.002126          8,293.7517
01/01/2014 to 12/31/2014         22.002126          23.611139          9,336.0340
01/01/2015 to 12/31/2015         23.611139          25.730527          8,313.0442
01/01/2016 to 12/31/2016         25.730527          25.761459          7,269.8880
01/01/2017 to 12/31/2017         25.761459          33.908801          6,721.7344
--------------------------       ---------          ---------          ----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          6.111862           6.149678          1,492.5638
01/01/2012 to 12/31/2012          6.149678           6.798564          1,506.3298
01/01/2013 to 04/26/2013          6.798564           7.109403              0.0000
--------------------------       ---------          ---------          ----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         14.806800          15.459213              0.0000
01/01/2012 to 12/31/2012         15.459213          15.636178              0.0000
01/01/2013 to 12/31/2013         15.636178          17.077069              0.0000
01/01/2014 to 12/31/2014         17.077069          13.669772              0.0000
01/01/2015 to 12/31/2015         13.669772           9.063939              0.0000
01/01/2016 to 12/31/2016          9.063939          12.847424              0.0000
01/01/2017 to 12/31/2017         12.847424          12.575426              0.0000
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.991488          31.107723          3,940.6391
01/01/2017 to 12/31/2017         31.107723          33.109820          3,352.7895
--------------------------       ---------          ---------          ----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011      22.810438          24.147479            4,699.2399
01/01/2012 to 12/31/2012      24.147479          26.892804            4,652.8158
01/01/2013 to 12/31/2013      26.892804          28.634885            4,595.0574
01/01/2014 to 12/31/2014      28.634885          29.600344            4,514.3514
01/01/2015 to 12/31/2015      29.600344          28.554137            4,145.3807
01/01/2016 to 04/29/2016      28.554137          29.421994                0.0000
--------------------------    ---------          ---------            ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      30.603854          31.770682                0.0000
01/01/2017 to 12/31/2017      31.770682          33.831993                0.0000
--------------------------    ---------          ---------            ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
10/07/2011 to 12/31/2011      24.871797          25.494157                0.0000
01/01/2012 to 12/31/2012      25.494157          28.017476                0.0000
01/01/2013 to 12/31/2013      28.017476          28.017763                0.0000
01/01/2014 to 12/31/2014      28.017763          28.855668                0.0000
01/01/2015 to 12/31/2015      28.855668          28.039819                0.0000
01/01/2016 to 04/29/2016      28.039819          28.735129                0.0000
--------------------------    ---------          ---------            ----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011      17.932972          18.038617                0.0000
01/01/2012 to 12/31/2012      18.038617          18.328610                0.0000
01/01/2013 to 12/31/2013      18.328610          17.910177                0.0000
01/01/2014 to 12/31/2014      17.910177          18.111555                0.0000
01/01/2015 to 12/31/2015      18.111555          17.914594                0.0000
01/01/2016 to 12/31/2016      17.914594          17.845951              767.3666
01/01/2017 to 12/31/2017      17.845951          17.893463              766.2279

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Variable Annuity Account B
and Board of Directors of
Brighthouse Life Insurance Company of NY

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account B (formerly First MetLife Investors Variable Annuity Account One) (the "Separate Account") of Brighthouse Life Insurance Company of NY (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in
Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2000.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                             AMERICAN FUNDS
                                                AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS
                                                     BOND              GLOBAL GROWTH         CAPITALIZATION            GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $          9,619,189   $        26,149,132   $          5,191,816   $        54,936,706
   Due from Brighthouse Life Insurance
     Company of NY.........................                    --                    --                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................             9,619,189            26,149,132              5,191,816            54,936,706
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                    21                    29                     17                    16
   Due to Brighthouse Life Insurance
     Company of NY.........................                    --                     1                     --                     2
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                    21                    30                     17                    18
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $          9,619,168   $        26,149,102   $          5,191,799   $        54,936,688
                                             ====================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $          9,619,168   $        26,149,102   $          5,191,799   $        54,903,936
   Net assets from contracts in payout.....                    --                    --                     --                32,752
                                             --------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $          9,619,168   $        26,149,102   $          5,191,799   $        54,936,688
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                       BHFTI ALLIANZ             BHFTI
                                                                                     GLOBAL INVESTORS       AMERICAN FUNDS
                                            AMERICAN FUNDS        BHFTI AB GLOBAL         DYNAMIC              BALANCED
                                             GROWTH-INCOME      DYNAMIC ALLOCATION   MULTI-ASSET PLUS         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        29,538,857  $       154,611,339  $         4,585,500  $        226,000,560
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           29,538,857          154,611,339            4,585,500           226,000,560
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   20                   53                   31                    21
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    1                    1                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   20                   54                   32                    21
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        29,538,837  $       154,611,285  $         4,585,468  $        226,000,539
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        29,508,973  $       154,603,159  $         4,585,468  $        225,945,544
   Net assets from contracts in payout..               29,864                8,126                   --                54,995
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        29,538,837  $       154,611,285  $         4,585,468  $        226,000,539
                                          ===================  ===================  ===================  ====================


                                                  BHFTI                BHFTI                 BHFTI               BHFTI AQR
                                             AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL RISK
                                            GROWTH ALLOCATION         GROWTH          MODERATE ALLOCATION        BALANCED
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        112,574,239  $        53,468,665  $        110,213,893  $       129,921,151
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           112,574,239           53,468,665           110,213,893          129,921,151
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   25                    21                   39
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    --                   25                    21                   39
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        112,574,239  $        53,468,640  $        110,213,872  $       129,921,112
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        112,574,239  $        53,468,640  $        110,163,415  $       129,914,724
   Net assets from contracts in payout..                    --                   --                50,457                6,388
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        112,574,239  $        53,468,640  $        110,213,872  $       129,921,112
                                          ====================  ===================  ====================  ===================


                                                  BHFTI                 BHFTI
                                            BLACKROCK GLOBAL          BLACKROCK
                                           TACTICAL STRATEGIES       HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        280,307,780  $        19,418,309
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           280,307,780           19,418,309
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    52                   45
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    52                   46
                                          --------------------  -------------------

NET ASSETS..............................  $        280,307,728  $        19,418,263
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        280,307,728  $        19,416,563
   Net assets from contracts in payout..                    --                1,700
                                          --------------------  -------------------
       Total Net Assets.................  $        280,307,728  $        19,418,263
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI                                                           BHFTI
                                               BRIGHTHOUSE              BHFTI                 BHFTI           BRIGHTHOUSE/
                                                  ASSET              BRIGHTHOUSE           BRIGHTHOUSE      ABERDEEN EMERGING
                                             ALLOCATION 100         BALANCED PLUS        SMALL CAP VALUE     MARKETS EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        112,305,727  $        478,881,979  $        33,921,518  $        33,062,007
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................           112,305,727           478,881,979           33,921,518           33,062,007
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    39                    30                   19                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                     1                    --                    1                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    40                    30                   20                   31
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        112,305,687  $        478,881,949  $        33,921,498  $        33,061,976
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        112,123,036  $        478,716,845  $        33,921,498  $        33,060,827
   Net assets from contracts in payout..               182,651               165,104                   --                1,149
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        112,305,687  $        478,881,949  $        33,921,498  $        33,061,976
                                          ====================  ====================  ===================  ===================

                                                                       BHFTI                BHFTI                 BHFTI
                                                  BHFTI            BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE/         FRANKLIN LOW           TEMPLETON            WELLINGTON
                                               EATON VANCE           DURATION           INTERNATIONAL           LARGE CAP
                                              FLOATING RATE        TOTAL RETURN             BOND                RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          6,134,784  $        16,812,391  $         2,879,512  $          1,770,450
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................             6,134,784           16,812,391            2,879,512             1,770,450
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    22                   16                   31                    18
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    22                   16                   31                    19
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
                                          ====================  ===================  ===================  ====================


                                                                        BHFTI
                                              BHFTI CLARION          CLEARBRIDGE
                                                 GLOBAL              AGGRESSIVE
                                               REAL ESTATE             GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         22,377,621  $         49,652,746
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                     2
                                          --------------------  --------------------
        Total Assets....................            22,377,621            49,652,748
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    44                    48
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    44                    48
                                          --------------------  --------------------

NET ASSETS..............................  $         22,377,577  $         49,652,700
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         22,363,226  $         49,641,298
   Net assets from contracts in payout..                14,351                11,402
                                          --------------------  --------------------
        Total Net Assets................  $         22,377,577  $         49,652,700
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI            BHFTI INVESCO                              BHFTI INVESCO
                                             HARRIS OAKMARK        BALANCED-RISK         BHFTI INVESCO          SMALL CAP
                                              INTERNATIONAL         ALLOCATION             COMSTOCK              GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         59,124,057  $        45,663,056  $        40,230,733  $         28,043,763
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            59,124,057           45,663,056           40,230,733            28,043,763
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    61                   34                   38                    60
   Due to Brighthouse Life Insurance
     Company of NY......................                     1                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    62                   34                   38                    60
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         59,123,995  $        45,663,022  $        40,230,695  $         28,043,703
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         59,069,770  $        45,663,022  $        40,214,992  $         27,976,273
   Net assets from contracts in payout..                54,225                   --               15,703                67,430
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         59,123,995  $        45,663,022  $        40,230,695  $         28,043,703
                                          ====================  ===================  ===================  ====================

                                                                      BHFTI                 BHFTI
                                                 BHFTI              JPMORGAN              JPMORGAN               BHFTI
                                               JPMORGAN           GLOBAL ACTIVE           SMALL CAP          LOOMIS SAYLES
                                               CORE BOND           ALLOCATION               VALUE           GLOBAL MARKETS
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        30,544,274  $        66,524,388  $          4,196,007  $        19,824,773
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           30,544,274           66,524,388             4,196,007           19,824,774
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                   60                    43                   27
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    8                   60                    43                   27
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        30,544,266  $        66,524,328  $          4,195,964  $        19,824,747
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        30,544,266  $        66,524,328  $          4,193,563  $        19,824,747
   Net assets from contracts in payout..                   --                   --                 2,401                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        30,544,266  $        66,524,328  $          4,195,964  $        19,824,747
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                                 METLIFE            BHFTI MFS
                                               MULTI-INDEX          RESEARCH
                                              TARGETED RISK       INTERNATIONAL
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        50,297,957  $        33,006,239
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                   --
                                          -------------------  -------------------
       Total Assets.....................           50,297,958           33,006,239
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   56                   65
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   56                   65
                                          -------------------  -------------------

NET ASSETS..............................  $        50,297,902  $        33,006,174
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        50,297,902  $        33,006,174
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        50,297,902  $        33,006,174
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                             BHFTI
                                                   BHFTI                BHFTI              PANAGORA               BHFTI
                                              MORGAN STANLEY         OPPENHEIMER            GLOBAL           PIMCO INFLATION
                                              MID CAP GROWTH        GLOBAL EQUITY      DIVERSIFIED RISK      PROTECTED BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        11,771,151  $         4,485,753  $         4,420,966  $        63,569,328
   Due from Brighthouse Life Insurance
     Company of NY........................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           11,771,152            4,485,753            4,420,966           63,569,328
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   53                   45                   40                   14
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   53                   45                   41                   14
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        11,771,099  $         4,485,708  $         4,420,925  $        63,569,314
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,757,322  $         4,485,708  $         4,420,925  $        63,550,838
   Net assets from contracts in payout....               13,777                   --                   --               18,476
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        11,771,099  $         4,485,708  $         4,420,925  $        63,569,314
                                            ===================  ===================  ===================  ===================

                                                                         BHFTI                BHFTI                BHFTI
                                                    BHFTI               PYRAMIS             SCHRODERS            SCHRODERS
                                                    PIMCO             GOVERNMENT             GLOBAL               GLOBAL
                                                TOTAL RETURN            INCOME           MULTI-ASSET II         MULTI-ASSET
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       137,443,778  $        45,326,617  $        24,346,021  $        27,150,830
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          137,443,778           45,326,617           24,346,021           27,150,830
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   40                   53                   35                   56
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   40                   54                   35                   56
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       137,443,738  $        45,326,563  $        24,345,986  $        27,150,774
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       137,418,989  $        45,326,563  $        24,345,986  $        27,150,774
   Net assets from contracts in payout....               24,749                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       137,443,738  $        45,326,563  $        24,345,986  $        27,150,774
                                            ===================  ===================  ===================  ===================


                                                 BHFTI SSGA
                                                 GROWTH AND           BHFTI SSGA
                                                 INCOME ETF           GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        93,890,617  $        51,354,166
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           93,890,617           51,354,166
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   34                   11
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   34                   11
                                            -------------------  -------------------

NET ASSETS................................  $        93,890,583  $        51,354,155
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        93,655,964  $        51,354,155
   Net assets from contracts in payout....              234,619                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        93,890,583  $        51,354,155
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                               BHFTI WELLS
                                              BHFTI T. ROWE        BHFTI T. ROWE        BHFTI VICTORY            CAPITAL
                                               PRICE LARGE           PRICE MID          SYCAMORE MID           MANAGEMENT
                                                CAP VALUE           CAP GROWTH            CAP VALUE           MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         57,030,369  $        45,885,970  $        19,531,334  $         23,680,593
   Due from Brighthouse Life Insurance
     Company of NY......................                     2                   --                    1                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            57,030,371           45,885,970           19,531,335            23,680,593
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    81                   29                   46                    22
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    81                   29                   46                    22
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         57,030,290  $        45,885,941  $        19,531,289  $         23,680,571
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         57,014,536  $        45,840,630  $        19,531,289  $         23,672,219
   Net assets from contracts in payout..                15,754               45,311                   --                 8,352
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         57,030,290  $        45,885,941  $        19,531,289  $         23,680,571
                                          ====================  ===================  ===================  ====================

                                            BHFTII BAILLIE                                  BHFTII                BHFTII
                                                GIFFORD               BHFTII               BLACKROCK             BLACKROCK
                                             INTERNATIONAL           BLACKROCK              CAPITAL             ULTRA-SHORT
                                                 STOCK              BOND INCOME          APPRECIATION            TERM BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        15,411,008  $          8,551,054  $          1,609,438  $         48,408,236
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           15,411,008             8,551,054             1,609,438            48,408,236
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   26                    45                    55                    83
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   26                    45                    55                    83
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        15,410,982  $          8,551,009  $          1,609,383  $         48,408,153
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,410,982  $          8,551,009  $          1,609,383  $         48,405,916
   Net assets from contracts in payout..                   --                    --                    --                 2,237
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        15,410,982  $          8,551,009  $          1,609,383  $         48,408,153
                                          ===================  ====================  ====================  ====================

                                                 BHFTII              BHFTII
                                               BRIGHTHOUSE         BRIGHTHOUSE
                                                  ASSET               ASSET
                                              ALLOCATION 20       ALLOCATION 40
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         8,177,663  $       361,067,014
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Assets....................            8,177,663          361,067,014
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   36                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                   36                   30
                                          -------------------  -------------------

NET ASSETS..............................  $         8,177,627  $       361,066,984
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,177,627  $       361,010,302
   Net assets from contracts in payout..                   --               56,682
                                          -------------------  -------------------
        Total Net Assets................  $         8,177,627  $       361,066,984
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                 BHFTII
                                                 BHFTII                BHFTII              BHFTII             BRIGHTHOUSE/
                                               BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/           DIMENSIONAL
                                                  ASSET                 ASSET              ARTISAN            INTERNATIONAL
                                              ALLOCATION 60         ALLOCATION 80       MID CAP VALUE         SMALL COMPANY
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        534,880,457  $       436,267,214  $        14,660,075  $          5,931,215
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   --                    1                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           534,880,458          436,267,214           14,660,076             5,931,215
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                   20                   18                    20
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    35                   20                   18                    20
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        534,880,423  $       436,267,194  $        14,660,058  $          5,931,195
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        534,857,010  $       436,101,565  $        14,660,058  $          5,931,195
   Net assets from contracts in payout..                23,413              165,629                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        534,880,423  $       436,267,194  $        14,660,058  $          5,931,195
                                          ====================  ===================  ===================  ====================

                                                BHFTII
                                             BRIGHTHOUSE/
                                              WELLINGTON             BHFTII                                      BHFTII
                                              CORE EQUITY           FRONTIER               BHFTII             LOOMIS SAYLES
                                             OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH       SMALL CAP CORE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        84,620,093  $         8,547,784  $         50,368,797  $            857,368
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................           84,620,093            8,547,784            50,368,797               857,368
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  137                   22                    65                     9
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                  137                   22                    65                     9
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        84,619,956  $         8,547,762  $         50,368,732  $            857,359
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        84,605,514  $         8,547,762  $         50,351,873  $            841,905
   Net assets from contracts in payout..               14,442                   --                16,859                15,454
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        84,619,956  $         8,547,762  $         50,368,732  $            857,359
                                          ===================  ===================  ====================  ====================


                                                 BHFTII               BHFTII
                                              LOOMIS SAYLES           METLIFE
                                                SMALL CAP            AGGREGATE
                                                 GROWTH             BOND INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           531,187  $        17,636,245
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Assets....................              531,187           17,636,245
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   16                   34
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    1
                                          -------------------  -------------------
        Total Liabilities...............                   17                   35
                                          -------------------  -------------------

NET ASSETS..............................  $           531,170  $        17,636,210
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           531,170  $        17,636,210
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $           531,170  $        17,636,210
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                             BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                           MID CAP STOCK INDEX     MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         8,569,059   $          7,402,593  $        11,503,444  $        53,390,993
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                      1                    1                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................            8,569,059              7,402,594           11,503,445           53,390,993
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   21                     20                   12                   15
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   21                     20                   12                   15
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
   Net assets from contracts in payout..                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
                                          ====================  ====================  ===================  ===================

                                                                                                               BHFTII
                                                BHFTII               BHFTII           BHFTII NEUBERGER      T. ROWE PRICE
                                           MFS TOTAL RETURN         MFS VALUE          BERMAN GENESIS     LARGE CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,754,288  $        25,125,536  $        12,542,108  $        26,386,846
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            7,754,288           25,125,536           12,542,108           26,386,846
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   46                   37                   35                   20
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   46                   37                   35                   20
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         7,754,242  $        25,125,499  $        12,542,073  $        26,386,826
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,754,242  $        25,083,012  $        12,501,689  $        26,386,826
   Net assets from contracts in payout..                   --               42,487               40,384                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         7,754,242  $        25,125,499  $        12,542,073  $        26,386,826
                                          ===================  ===================  ===================  ===================

                                                 BHFTII            BHFTII VANECK
                                              T. ROWE PRICE       GLOBAL NATURAL
                                            SMALL CAP GROWTH         RESOURCES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           502,279  $         4,961,089
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              502,279            4,961,089
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   20                   35
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   20                   35
                                          -------------------  -------------------

NET ASSETS..............................  $           502,259  $         4,961,054
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           502,259  $         4,961,054
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           502,259  $         4,961,054
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                            BHFTII WESTERN
                                           ASSET MANAGEMENT       BHFTII WESTERN
                                            STRATEGIC BOND       ASSET MANAGEMENT        FIDELITY VIP        FIDELITY VIP
                                             OPPORTUNITIES        U.S. GOVERNMENT         CONTRAFUND         EQUITY-INCOME
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        72,787,420  $         25,666,726  $        20,973,155  $            64,487
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................           72,787,420            25,666,726           20,973,155               64,487
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  123                    55                   39                   10
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    --                    1                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                  124                    55                   40                   10
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        72,787,296  $         25,666,671  $        20,973,115  $            64,477
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        72,773,766  $         25,642,686  $        20,973,115  $            64,477
   Net assets from contracts in payout..               13,530                23,985                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        72,787,296  $         25,666,671  $        20,973,115  $            64,477
                                          ===================  ====================  ===================  ===================



                                             FIDELITY VIP         FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                MID CAP             INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        17,298,566  $         21,557,578  $          3,922,185  $         4,131,058
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     1                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           17,298,566            21,557,579             3,922,185            4,131,058
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   13                    25                    28                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   13                    25                    28                   30
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
                                          ===================  ====================  ====================  ====================



                                            FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                               FOREIGN VIP         GLOBAL BOND VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,194,065  $        10,736,752
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
        Total Assets....................            12,194,065           10,736,752
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    32                   13
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    32                   13
                                          --------------------  -------------------

NET ASSETS..............................  $         12,194,033  $        10,736,739
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,177,860  $        10,736,739
   Net assets from contracts in payout..                16,173                   --
                                          --------------------  -------------------
        Total Net Assets................  $         12,194,033  $        10,736,739
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                            LMPVET                LMPVET
                                             INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                           EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        18,649,198  $         10,924,173   $        18,447,723  $         26,287,479
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     1                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           18,649,198            10,924,174            18,447,723            26,287,479
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   16                    39                    28                    21
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    20
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   16                    39                    28                    41
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        18,649,182  $         10,924,135   $        18,447,695  $         26,287,438
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        18,649,182  $         10,924,135   $        18,421,263  $         26,287,438
   Net assets from contracts in payout..                   --                    --                26,432                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        18,649,182  $         10,924,135   $        18,447,695  $         26,287,438
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         15,145,921  $           286,554    $           445,257  $          4,979,214
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            15,145,922              286,554                445,257             4,979,214
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                   23                     16                    48
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    35                   23                     16                    48
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         15,145,887  $           286,531    $           445,241  $          4,979,166
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         15,145,887  $           278,661    $           445,241  $          4,979,166
   Net assets from contracts in payout..                    --                7,870                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         15,145,887  $           286,531    $           445,241  $          4,979,166
                                          ====================  ====================  ====================  ====================

                                                 LMPVET
                                               QS VARIABLE             LMPVET
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,336,157   $          1,420,333
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     --
                                          --------------------  --------------------
        Total Assets....................            2,336,157              1,420,333
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   21                      7
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                      1
                                          --------------------  --------------------
        Total Liabilities...............                   21                      8
                                          --------------------  --------------------

NET ASSETS..............................  $         2,336,136   $          1,420,325
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,336,136   $          1,420,325
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
        Total Net Assets................  $         2,336,136   $          1,420,325
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                   LMPVIT WESTERN
                                                 LMPVET            ASSET VARIABLE         OPPENHEIMER
                                               QS VARIABLE           GLOBAL HIGH        VA MAIN STREET           PIMCO VIT
                                             MODERATE GROWTH         YIELD BOND            SMALL CAP            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             57,795  $         8,480,348  $          4,378,813  $           124,791
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................                57,795            8,480,348             4,378,813              124,791
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    15                   27                    21                   18
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    15                   27                    21                   18
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             57,780  $         8,480,321  $          4,378,792  $           124,773
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             57,780  $         8,480,321  $          4,378,792  $           124,773
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             57,780  $         8,480,321  $          4,378,792  $           124,773
                                          ====================  ===================  ====================  ===================



                                                PIMCO VIT          PIONEER VCT           PIONEER VCT          PUTNAM VT
                                              LOW DURATION        MID CAP VALUE      REAL ESTATE SHARES     EQUITY INCOME
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            59,462  $         2,454,390  $            12,157  $            87,875
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................               59,462            2,454,390               12,157               87,875
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                   33                    6                    8
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    8                   33                    6                    9
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $            59,454  $         2,454,357  $            12,151  $            87,866
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            59,454  $         2,454,357  $            12,151  $            87,866
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $            59,454  $         2,454,357  $            12,151  $            87,866
                                          ===================  ===================  ===================  ===================



                                                PUTNAM VT      RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH    ESTATE SECURITIES
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           260,563  $             8,649
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              260,563                8,649
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    3                    4
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                    3                    4
                                          -------------------  -------------------

NET ASSETS..............................  $           260,560  $             8,645
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           260,560  $             8,645
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           260,560  $             8,645
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017



                                                 RUSSELL                                     RUSSELL               RUSSELL
                                              INTERNATIONAL            RUSSELL           U.S. SMALL CAP        U.S. STRATEGIC
                                            DEVELOPED MARKETS      STRATEGIC BOND            EQUITY                EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             14,246  $             24,275  $              4,854  $             53,813
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                14,246                24,275                 4,854                53,813
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     8                     4                     7                     2
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     8                     5                     7                     2
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             14,238  $             24,270  $              4,847  $             53,811
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             14,238  $             24,270  $              4,847  $             53,811
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             14,238  $             24,270  $              4,847  $             53,811
                                          ====================  ====================  ====================  ====================

                                                TAP 1919
                                            VARIABLE SOCIALLY
                                               RESPONSIVE
                                                BALANCED
                                               SUB-ACCOUNT
                                          ---------------------
ASSETS:
   Investments at fair value............  $              15,067
   Due from Brighthouse Life Insurance
     Company of NY......................                     --
                                          ---------------------
        Total Assets....................                 15,067
                                          ---------------------
LIABILITIES:
   Accrued fees.........................                     11
   Due to Brighthouse Life Insurance
     Company of NY......................                      1
                                          ---------------------
        Total Liabilities...............                     12
                                          ---------------------

NET ASSETS..............................  $              15,055
                                          =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              15,055
   Net assets from contracts in payout..                     --
                                          ---------------------
        Total Net Assets................  $              15,055
                                          =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS
                                                    BOND             GLOBAL GROWTH       CAPITALIZATION           GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           185,041  $           161,527  $            21,583  $          262,432
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              104,124              313,768               47,711             663,489
      Administrative charges...............               23,889               62,291               12,505             133,602
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              128,013              376,059               60,216             797,091
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....               57,028            (214,532)             (38,633)           (534,659)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              140,066              748,932                   --           5,118,207
      Realized gains (losses) on sale of
        investments........................                3,543              592,393               97,260           1,622,041
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......              143,609            1,341,325               97,260           6,740,248
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               15,844            5,246,393            1,030,071           6,273,817
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              159,453            6,587,718            1,127,331          13,014,065
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           216,481  $         6,373,186  $         1,088,698  $       12,479,406
                                             ===================  ===================  ===================  ==================

                                                                                          BHFTI ALLIANZ            BHFTI
                                                                                        GLOBAL INVESTORS      AMERICAN FUNDS
                                               AMERICAN FUNDS       BHFTI AB GLOBAL          DYNAMIC             BALANCED
                                                GROWTH-INCOME     DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           392,137  $         2,238,546  $           56,549  $         3,278,207
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              376,255            1,840,265              42,618            2,874,006
      Administrative charges...............               70,828              379,096               9,393              548,051
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              447,083            2,219,361              52,011            3,422,057
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (54,946)               19,185               4,538            (143,850)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,819,573                   --                  --           11,011,412
      Realized gains (losses) on sale of
        investments........................              507,813            2,006,326              11,847            2,350,843
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            2,327,386            2,006,326              11,847           13,362,255
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,014,832           15,173,077             473,254           17,481,743
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,342,218           17,179,403             485,101           30,843,998
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,287,272  $        17,198,588  $          489,639  $        30,700,148
                                             ===================  ===================  ==================  ===================


                                                     BHFTI                BHFTI
                                                AMERICAN FUNDS       AMERICAN FUNDS
                                               GROWTH ALLOCATION         GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,327,368  $           203,740
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,457,069              690,777
      Administrative charges...............              267,335              127,578
                                             -------------------  -------------------
        Total expenses.....................            1,724,404              818,355
                                             -------------------  -------------------
          Net investment income (loss).....            (397,036)            (614,615)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,796,124            5,360,623
      Realized gains (losses) on sale of
        investments........................            1,464,113              896,473
                                             -------------------  -------------------
          Net realized gains (losses)......            8,260,237            6,257,096
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,042,632            6,014,644
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           19,302,869           12,271,740
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,905,833  $        11,657,125
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                    BHFTI              BHFTI AQR              BHFTI                BHFTI
                                               AMERICAN FUNDS         GLOBAL RISK       BLACKROCK GLOBAL         BLACKROCK
                                             MODERATE ALLOCATION       BALANCED        TACTICAL STRATEGIES      HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        1,962,240   $         2,191,212  $         1,844,278  $         1,049,797
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,476,969             1,551,884            3,334,141              266,470
      Administrative charges...............             276,521               320,629              684,972               49,024
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           1,753,490             1,872,513            4,019,113              315,494
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             208,750               318,699          (2,174,835)              734,303
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,808,566             6,138,115            3,319,701                   --
      Realized gains (losses) on sale of
        investments........................             915,517           (1,833,500)              966,248             (70,659)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           5,724,083             4,304,615            4,285,949             (70,659)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           5,838,680             5,554,754           28,192,921              498,145
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          11,562,763             9,859,369           32,478,870              427,486
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       11,771,513   $        10,178,068  $        30,304,035  $         1,161,789
                                             ===================  ===================  ===================  ===================


                                                     BHFTI                                                          BHFTI
                                                  BRIGHTHOUSE             BHFTI                BHFTI            BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE          BRIGHTHOUSE       ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS       SMALL CAP VALUE      MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,349,241  $         6,953,845  $           305,820  $           347,356
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,526,376            5,322,427              470,198              424,493
      Administrative charges...............              270,924            1,117,925               83,761               79,028
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,797,300            6,440,352              553,959              503,521
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (448,059)              513,493            (248,139)            (156,165)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,999,454           22,122,398            1,212,373                   --
      Realized gains (losses) on sale of
        investments........................            1,645,629            2,130,237              414,568              251,049
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            7,645,083           24,252,635            1,626,941              251,049
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,393,378           44,015,548            1,779,225            7,229,580
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           21,038,461           68,268,183            3,406,166            7,480,629
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,590,402  $        68,781,676  $         3,158,027  $         7,324,464
                                             ===================  ===================  ===================  ===================

                                                                          BHFTI
                                                     BHFTI            BRIGHTHOUSE/
                                                 BRIGHTHOUSE/         FRANKLIN LOW
                                                  EATON VANCE           DURATION
                                                 FLOATING RATE        TOTAL RETURN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           232,247  $           230,521
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               85,181              221,403
      Administrative charges...............               15,672               41,168
                                             -------------------  -------------------
        Total expenses.....................              100,853              262,571
                                             -------------------  -------------------
          Net investment income (loss).....              131,394             (32,050)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              (8,482)            (142,547)
                                             -------------------  -------------------
          Net realized gains (losses)......              (8,482)            (142,547)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                3,830              125,491
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (4,652)             (17,056)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           126,742  $          (49,106)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI
                                                BRIGHTHOUSE/         BRIGHTHOUSE/                                  BHFTI
                                                  TEMPLETON           WELLINGTON          BHFTI CLARION         CLEARBRIDGE
                                                INTERNATIONAL          LARGE CAP             GLOBAL             AGGRESSIVE
                                                    BOND               RESEARCH            REAL ESTATE            GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            16,179  $          773,379  $           361,639
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               37,817               24,846             299,944              694,479
      Administrative charges...............                7,506                4,284              55,526              122,727
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................               45,323               29,130             355,470              817,206
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (45,323)             (12,951)             417,909            (455,567)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                1,213               63,262                  --                   --
      Realized gains (losses) on sale of
        investments........................             (59,335)               62,857             104,573            2,876,099
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......             (58,122)              126,119             104,573            2,876,099
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               66,547              195,646           1,407,032            5,186,981
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                8,425              321,765           1,511,605            8,063,080
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (36,898)  $           308,814  $        1,929,514  $         7,607,513
                                             ===================  ===================  ==================  ===================



                                                    BHFTI            BHFTI INVESCO                             BHFTI INVESCO
                                               HARRIS OAKMARK        BALANCED-RISK        BHFTI INVESCO          SMALL CAP
                                                INTERNATIONAL         ALLOCATION            COMSTOCK              GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          947,204  $         1,664,079  $           866,995  $                --
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             800,971              530,645              472,406              370,204
      Administrative charges...............             143,717              109,936               95,925               66,739
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................             944,688              640,581              568,331              436,943
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               2,516            1,023,498              298,664            (436,943)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            2,306,728            1,140,915            2,866,894
      Realized gains (losses) on sale of
        investments........................             625,120            (103,855)            1,102,229             (71,626)
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             625,120            2,202,873            2,243,144            2,795,268
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          13,651,074              331,031            3,320,112            3,277,492
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          14,276,194            2,533,904            5,563,256            6,072,760
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       14,278,710  $         3,557,402  $         5,861,920  $         5,635,817
                                             ==================  ===================  ===================  ===================


                                                                         BHFTI
                                                    BHFTI              JPMORGAN
                                                  JPMORGAN           GLOBAL ACTIVE
                                                  CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           758,465  $        1,576,953
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              417,604             719,321
      Administrative charges...............               76,124             157,282
                                             -------------------  ------------------
        Total expenses.....................              493,728             876,603
                                             -------------------  ------------------
          Net investment income (loss).....              264,737             700,350
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................             (46,267)             438,864
                                             -------------------  ------------------
          Net realized gains (losses)......             (46,267)             438,864
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................              280,974           7,703,467
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              234,707           8,142,331
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           499,444  $        8,842,681
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                                     BHFTI
                                                  JPMORGAN                BHFTI              METLIFE            BHFTI MFS
                                                  SMALL CAP           LOOMIS SAYLES        MULTI-INDEX          RESEARCH
                                                    VALUE            GLOBAL MARKETS       TARGETED RISK       INTERNATIONAL
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            55,610  $           265,450  $          692,899  $           557,115
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               60,452              267,213             550,105              440,191
      Administrative charges...............               10,414               47,993             115,671               79,468
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................               70,866              315,206             665,776              519,659
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (15,256)             (49,756)              27,123               37,456
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              202,968               83,097           1,261,805                   --
      Realized gains (losses) on sale of
        investments........................               95,527              667,679             227,639              234,486
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......              298,495              750,776           1,489,444              234,486
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (206,251)            2,945,460           4,474,225            7,116,011
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               92,244            3,696,236           5,963,669            7,350,497
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            76,988  $         3,646,480  $        5,990,792  $         7,387,953
                                             ===================  ===================  ==================  ===================

                                                                                             BHFTI
                                                    BHFTI               BHFTI              PANAGORA              BHFTI
                                               MORGAN STANLEY        OPPENHEIMER            GLOBAL          PIMCO INFLATION
                                               MID CAP GROWTH       GLOBAL EQUITY      DIVERSIFIED RISK     PROTECTED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           16,798  $            38,817  $               --  $          987,520
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             131,768               48,201              50,382             864,319
      Administrative charges...............              27,539               10,721              10,427             158,412
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................             159,307               58,922              60,809           1,022,731
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....           (142,509)             (20,105)            (60,809)            (35,211)
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --                  --                  --
      Realized gains (losses) on sale of
        investments........................             501,836              211,745              10,859           (390,541)
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......             501,836              211,745              10,859           (390,541)
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           3,130,854            1,091,054             478,051           1,568,458
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           3,632,690            1,302,799             488,910           1,177,917
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        3,490,181  $         1,282,694  $          428,101  $        1,142,706
                                             ==================  ===================  ==================  ==================

                                                                         BHFTI
                                                     BHFTI              PYRAMIS
                                                     PIMCO            GOVERNMENT
                                                 TOTAL RETURN           INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         2,408,527  $        1,006,873
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,839,639             535,783
      Administrative charges...............              342,651             114,701
                                             -------------------  ------------------
        Total expenses.....................            2,182,290             650,484
                                             -------------------  ------------------
          Net investment income (loss).....              226,237             356,389
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              686,324                  --
      Realized gains (losses) on sale of
        investments........................            (301,202)            (82,483)
                                             -------------------  ------------------
          Net realized gains (losses)......              385,122            (82,483)
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,262,995             258,014
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,648,117             175,531
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,874,354  $          531,920
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI
                                                  SCHRODERS            SCHRODERS          BHFTI SSGA
                                                   GLOBAL               GLOBAL            GROWTH AND           BHFTI SSGA
                                               MULTI-ASSET II         MULTI-ASSET         INCOME ETF           GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $          189,386  $           205,064  $         2,236,363  $        1,042,844
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             239,449              302,501            1,179,463             623,381
      Administrative charges...............              50,485               64,340              227,661             124,308
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................             289,934              366,841            1,407,124             747,689
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....           (100,548)            (161,777)              829,239             295,155
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               1,527              491,736              280,519             525,560
      Realized gains (losses) on sale of
        investments........................             195,322              180,791              470,124             382,646
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......             196,849              672,527              750,643             908,206
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           2,575,480            2,566,817           10,443,136           6,998,421
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,772,329            3,239,344           11,193,779           7,906,627
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,671,781  $         3,077,567  $        12,023,018  $        8,201,782
                                             ==================  ===================  ===================  ==================

                                                                                                               BHFTI WELLS
                                                BHFTI T. ROWE        BHFTI T. ROWE       BHFTI VICTORY           CAPITAL
                                                 PRICE LARGE           PRICE MID         SYCAMORE MID          MANAGEMENT
                                                  CAP VALUE           CAP GROWTH           CAP VALUE          MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        1,142,543  $                --  $           178,357  $          249,739
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             770,158              622,261              249,253             320,941
      Administrative charges...............             140,449              112,318               47,705              58,247
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................             910,607              734,579              296,958             379,188
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             231,936            (734,579)            (118,601)           (129,449)
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,782,383            3,965,858                   --                  --
      Realized gains (losses) on sale of
        investments........................           1,753,429              848,067              362,463           (298,454)
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           6,535,812            4,813,925              362,463           (298,454)
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           1,215,159            5,111,318            1,223,591           2,442,128
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           7,750,971            9,925,243            1,586,054           2,143,674
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        7,982,907  $         9,190,664  $         1,467,453  $        2,014,225
                                             ==================  ===================  ===================  ==================

                                                BHFTII BAILLIE
                                                    GIFFORD             BHFTII
                                                 INTERNATIONAL         BLACKROCK
                                                     STOCK            BOND INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           151,680  $          252,437
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              204,672             104,947
      Administrative charges...............               37,700              21,209
                                             -------------------  ------------------
        Total expenses.....................              242,372             126,156
                                             -------------------  ------------------
          Net investment income (loss).....             (90,692)             126,281
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................              708,846             (8,405)
                                             -------------------  ------------------
          Net realized gains (losses)......              708,846             (8,405)
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,650,190              81,420
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,359,036              73,015
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,268,344  $          199,296
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   BHFTII               BHFTII                BHFTII               BHFTII
                                                  BLACKROCK            BLACKROCK            BRIGHTHOUSE          BRIGHTHOUSE
                                                   CAPITAL            ULTRA-SHORT              ASSET                ASSET
                                                APPRECIATION           TERM BOND           ALLOCATION 20        ALLOCATION 40
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,582  $            41,622  $           168,893  $         7,319,260
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               22,064              674,825              109,904            4,928,968
      Administrative charges...............                3,689              122,495               20,411              920,313
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               25,753              797,320              130,315            5,849,281
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (24,171)            (755,698)               38,578            1,469,979
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               35,634                  925              130,948           11,465,793
      Realized gains (losses) on sale of
        investments........................               58,599               71,339             (29,323)          (2,202,463)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               94,233               72,264              101,625            9,263,330
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              341,954              206,610              293,285           20,839,715
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              436,187              278,874              394,910           30,103,045
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           412,016  $         (476,824)  $           433,488  $        31,573,024
                                             ===================  ===================  ===================  ===================

                                                                                                                   BHFTII
                                                    BHFTII               BHFTII               BHFTII            BRIGHTHOUSE/
                                                  BRIGHTHOUSE          BRIGHTHOUSE         BRIGHTHOUSE/          DIMENSIONAL
                                                     ASSET                ASSET               ARTISAN           INTERNATIONAL
                                                 ALLOCATION 60        ALLOCATION 80        MID CAP VALUE        SMALL COMPANY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,141,074  $         6,609,309  $             70,736  $           113,101
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,907,936            5,907,401               201,387               72,443
      Administrative charges...............            1,327,507            1,061,511                35,754               13,705
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            8,235,443            6,968,912               237,141               86,148
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              905,631            (359,603)             (166,405)               26,953
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           20,990,615           23,407,970                    --              260,522
      Realized gains (losses) on sale of
        investments........................          (2,218,718)          (1,024,661)               190,785              (3,503)
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           18,771,897           22,383,309               190,785              257,019
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           45,258,766           45,492,146             1,436,522            1,078,710
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           64,030,663           67,875,455             1,627,307            1,335,729
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        64,936,294  $        67,515,852  $          1,460,902  $         1,362,682
                                             ===================  ===================  ====================  ===================

                                                   BHFTII
                                                BRIGHTHOUSE/
                                                 WELLINGTON              BHFTII
                                                 CORE EQUITY            FRONTIER
                                                OPPORTUNITIES        MID CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,189,485  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,098,575              118,185
      Administrative charges...............              205,466               21,288
                                             -------------------  -------------------
        Total expenses.....................            1,304,041              139,473
                                             -------------------  -------------------
          Net investment income (loss).....            (114,556)            (139,473)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,066,284              220,373
      Realized gains (losses) on sale of
        investments........................              324,915              117,397
                                             -------------------  -------------------
          Net realized gains (losses)......            3,391,199              337,770
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,724,195            1,555,497
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,115,394            1,893,267
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,000,838  $         1,753,794
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                            BHFTII               BHFTII
                                                                       BHFTII            LOOMIS SAYLES           METLIFE
                                                   BHFTII           LOOMIS SAYLES          SMALL CAP            AGGREGATE
                                               JENNISON GROWTH     SMALL CAP CORE           GROWTH             BOND INDEX
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           41,164  $               576  $               --  $           472,363
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             671,990               12,721               4,887              222,816
      Administrative charges...............             121,919                2,045               1,293               43,521
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................             793,909               14,766               6,180              266,337
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           (752,745)             (14,190)             (6,180)              206,026
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           3,488,870               56,075              25,404                   --
      Realized gains (losses) on sale of
        investments........................           1,925,324                8,874              16,340             (34,630)
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           5,414,194               64,949              41,744             (34,630)
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           9,866,087               50,234              81,546               68,099
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          15,280,281              115,183             123,290               33,469
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       14,527,536  $           100,993  $          117,110  $           239,495
                                             ==================  ===================  ==================  ===================



                                               BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                             MID CAP STOCK INDEX    MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           94,201   $           167,321  $          107,552  $           840,518
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             108,107                90,312             144,453              729,890
      Administrative charges...............              20,090                17,050              27,016              132,908
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................             128,197               107,362             171,469              862,798
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (33,996)                59,959            (63,917)             (22,280)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             516,042                    --             442,273            1,533,183
      Realized gains (losses) on sale of
        investments........................             232,348               104,988             216,121            2,937,386
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......             748,390               104,988             658,394            4,470,569
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             344,024             1,204,404             703,038            4,933,740
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           1,092,414             1,309,392           1,361,432            9,404,309
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,058,418   $         1,369,351  $        1,297,515  $         9,382,029
                                             ===================  ===================  ==================  ===================



                                                   BHFTII               BHFTII
                                              MFS TOTAL RETURN         MFS VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          176,744  $           458,447
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              94,296              309,287
      Administrative charges...............              18,734               61,560
                                             ------------------  -------------------
        Total expenses.....................             113,030              370,847
                                             ------------------  -------------------
          Net investment income (loss).....              63,714               87,600
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             395,937            1,488,968
      Realized gains (losses) on sale of
        investments........................             151,645              232,137
                                             ------------------  -------------------
          Net realized gains (losses)......             547,582            1,721,105
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             144,110            1,839,966
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             691,692            3,561,071
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          755,406  $         3,648,671
                                             ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                        BHFTII               BHFTII            BHFTII VANECK
                                              BHFTII NEUBERGER       T. ROWE PRICE        T. ROWE PRICE       GLOBAL NATURAL
                                               BERMAN GENESIS      LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            21,569  $            21,756  $               368  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              171,207              343,481                7,330               60,596
      Administrative charges...............               30,418               62,483                1,239               11,253
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              201,625              405,964                8,569               71,849
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (180,056)            (384,208)              (8,201)             (71,849)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,006,099            1,517,900               31,821                   --
      Realized gains (losses) on sale of
        investments........................              593,545              401,728               26,157             (93,500)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,599,644            1,919,628               57,978             (93,500)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              161,693            5,183,292               42,051              142,067
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,761,337            7,102,920              100,029               48,567
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,581,281  $         6,718,712  $            91,828  $          (23,282)
                                             ===================  ===================  ===================  ===================

                                                BHFTII WESTERN
                                               ASSET MANAGEMENT      BHFTII WESTERN
                                                STRATEGIC BOND      ASSET MANAGEMENT       FIDELITY VIP         FIDELITY VIP
                                                 OPPORTUNITIES       U.S. GOVERNMENT        CONTRAFUND          EQUITY-INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,794,317  $           646,691  $           179,384  $               934
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              889,961              328,209              256,682                  723
      Administrative charges...............              181,398               65,885               50,169                  153
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,071,359              394,094              306,851                  876
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,722,958              252,597            (127,467)                   58
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            1,072,518                1,326
      Realized gains (losses) on sale of
        investments........................              411,872            (123,358)              458,092                  254
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              411,872            (123,358)            1,530,610                1,580
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,468,867             (79,493)            2,234,492                4,921
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,880,739            (202,851)            3,765,102                6,501
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,603,697  $            49,746  $         3,637,635  $             6,559
                                             ===================  ===================  ===================  ===================



                                                 FIDELITY VIP        FTVIPT FRANKLIN
                                                    MID CAP            INCOME VIP
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            80,614  $           893,603
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              183,969              271,136
      Administrative charges...............               41,182               53,724
                                             -------------------  -------------------
        Total expenses.....................              225,151              324,860
                                             -------------------  -------------------
          Net investment income (loss).....            (144,537)              568,743
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              776,410                   --
      Realized gains (losses) on sale of
        investments........................              272,094               64,228
                                             -------------------  -------------------
          Net realized gains (losses)......            1,048,504               64,228
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,973,745            1,032,577
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,022,249            1,096,805
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,877,712  $         1,665,548
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                               FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                              MUTUAL SHARES VIP   SMALL CAP VALUE VIP       FOREIGN VIP        GLOBAL BOND VIP
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            87,173  $            19,897  $           308,988  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               44,920               42,123              179,710              123,721
      Administrative charges...............                9,766                9,661               29,816               27,868
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               54,686               51,784              209,526              151,589
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               32,487             (31,887)               99,462            (151,589)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              158,087              272,128                   --               36,088
      Realized gains (losses) on sale of
        investments........................               60,334               27,918             (41,528)             (78,020)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              218,421              300,046             (41,528)             (41,932)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               10,675               82,805            1,587,607              262,728
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              229,096              382,851            1,546,079              220,796
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           261,583  $           350,964  $         1,645,541  $            69,207
                                             ===================  ===================  ===================  ===================

                                                                                               LMPVET                LMPVET
                                                INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           266,159  $           131,605   $            90,762   $            296,018
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              208,030              114,610               219,845                281,892
      Administrative charges...............               45,971               26,420                44,897                 62,269
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................              254,001              141,030               264,742                344,161
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....               12,158              (9,425)             (173,980)               (48,143)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              332,429                   --             1,164,738                854,705
      Realized gains (losses) on sale of
        investments........................              411,324              295,050               405,836                675,531
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......              743,753              295,050             1,570,574              1,530,236
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              881,152            1,728,217             1,033,257              2,644,411
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,624,905            2,023,267             2,603,831              4,174,647
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,637,063  $         2,013,842   $         2,429,851   $          4,126,504
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           195,215   $               669
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               172,308                 3,967
      Administrative charges...............                37,120                   684
                                             --------------------  --------------------
        Total expenses.....................               209,428                 4,651
                                             --------------------  --------------------
          Net investment income (loss).....              (14,213)               (3,982)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                17,229
      Realized gains (losses) on sale of
        investments........................               810,984                11,569
                                             --------------------  --------------------
          Net realized gains (losses)......               810,984                28,798
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,599,752                33,738
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,410,736                62,536
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         2,396,523   $            58,554
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    LMPVET                LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE      QS VARIABLE            LMPVET
                                                LARGE CAP VALUE      SMALL CAP GROWTH    CONSERVATIVE GROWTH  QS VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $             5,914   $               --   $            54,273  $           24,629
                                             --------------------  --------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 6,528               54,328                26,545              17,271
      Administrative charges...............                 1,089               11,797                 5,759               3,535
                                             --------------------  --------------------  -------------------  ------------------
        Total expenses.....................                 7,617               66,125                32,304              20,806
                                             --------------------  --------------------  -------------------  ------------------
          Net investment income (loss).....               (1,703)             (66,125)                21,969               3,823
                                             --------------------  --------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                12,718              102,556               242,502             218,653
      Realized gains (losses) on sale of
        investments........................                16,901              168,467                46,332              52,414
                                             --------------------  --------------------  -------------------  ------------------
          Net realized gains (losses)......                29,619              271,023               288,834             271,067
                                             --------------------  --------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                25,605              760,137              (49,547)            (44,857)
                                             --------------------  --------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                55,224            1,031,160               239,287             226,210
                                             --------------------  --------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $            53,521   $          965,035   $           261,256  $          230,033
                                             ====================  ====================  ===================  ==================

                                                                   LMPVIT WESTERN
                                                   LMPVET          ASSET VARIABLE         OPPENHEIMER
                                                 QS VARIABLE         GLOBAL HIGH        VA MAIN STREET         PIMCO VIT
                                               MODERATE GROWTH       YIELD BOND            SMALL CAP          HIGH YIELD
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            1,184  $           450,091  $           28,028  $             5,962
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 711              102,909              47,711                1,451
      Administrative charges...............                 132               21,469              10,998                  301
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................                 843              124,378              58,709                1,752
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....                 341              325,713            (30,681)                4,210
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               9,421                   --             233,746                   --
      Realized gains (losses) on sale of
        investments........................                 294             (48,664)             215,842                  551
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......               9,715             (48,664)             449,588                  551
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (2,533)              312,160              98,948                1,268
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               7,182              263,496             548,536                1,819
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            7,523  $           589,209  $          517,855  $             6,029
                                             ==================  ===================  ==================  ===================



                                                  PIMCO VIT          PIONEER VCT
                                                LOW DURATION        MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $              811  $           15,057
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 715              28,297
      Administrative charges...............                 149               6,022
                                             ------------------  ------------------
        Total expenses.....................                 864              34,319
                                             ------------------  ------------------
          Net investment income (loss).....                (53)            (19,262)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --             195,272
      Realized gains (losses) on sale of
        investments........................                 (3)              29,055
                                             ------------------  ------------------
          Net realized gains (losses)......                 (3)             224,327
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                   2              54,747
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (1)             279,074
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (54)  $          259,812
                                             ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                   PIONEER VCT            PUTNAM VT             PUTNAM VT        RUSSELL GLOBAL REAL
                                               REAL ESTATE SHARES       EQUITY INCOME       MULTI-CAP GROWTH      ESTATE SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                277  $              1,348  $              2,036  $                301
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   167                   925                 2,995                   101
      Administrative charges................                    29                   127                   358                    11
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   196                 1,052                 3,353                   112
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                    81                   296               (1,317)                   189
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   808                 2,388                16,552                   158
      Realized gains (losses) on sale of
        investments.........................                   131                 1,245                 6,996                     6
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                   939                 3,633                23,548                   164
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (826)                 8,979                35,697                   453
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   113                12,612                59,245                   617
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                194  $             12,908  $             57,928  $                806
                                              ====================  ====================  ====================  ====================


                                                    RUSSELL                                    RUSSELL               RUSSELL
                                                 INTERNATIONAL            RUSSELL          U.S. SMALL CAP        U.S. STRATEGIC
                                               DEVELOPED MARKETS      STRATEGIC BOND           EQUITY                EQUITY
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                348  $               325  $                 8  $               503
                                              --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   163                  300                   54                  612
      Administrative charges................                    18                   34                    5                   72
                                              --------------------  -------------------  -------------------  -------------------
        Total expenses......................                   181                  334                   59                  684
                                              --------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....                   167                  (9)                 (51)                (181)
                                              --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   473                   --                  315                4,910
      Realized gains (losses) on sale of
        investments.........................                    35                 (10)                   12                  124
                                              --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......                   508                 (10)                  327                5,034
                                              --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                 2,014                  596                  319                3,789
                                              --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 2,522                  586                  646                8,823
                                              --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              2,689  $               577  $               595  $             8,642
                                              ====================  ===================  ===================  ===================

                                                    TAP 1919
                                                VARIABLE SOCIALLY
                                                   RESPONSIVE
                                                    BALANCED
                                                   SUB-ACCOUNT
                                              -------------------
INVESTMENT INCOME:
      Dividends.............................  $               151
                                              -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                  179
      Administrative charges................                   32
                                              -------------------
        Total expenses......................                  211
                                              -------------------
           Net investment income (loss).....                 (60)
                                              -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                1,028
      Realized gains (losses) on sale of
        investments.........................                (156)
                                              -------------------
           Net realized gains (losses)......                  872
                                              -------------------
      Change in unrealized gains (losses)
        on investments......................                1,183
                                              -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                2,055
                                              -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             1,995
                                              ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                               AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        57,028  $        29,857  $      (214,532)  $     (135,352)
   Net realized gains (losses)........          143,609           50,629         1,341,325        2,082,720
   Change in unrealized gains
     (losses) on investments..........           15,844           88,466         5,246,393      (2,198,395)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          216,481          168,952         6,373,186        (251,027)
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          198,994          208,627           175,750          254,129
   Net transfers (including fixed
     account).........................          833,742        (199,767)         (896,338)          381,730
   Contract charges...................         (79,055)         (83,666)         (173,299)        (164,820)
   Transfers for contract benefits
     and terminations.................        (879,678)        (930,588)       (1,701,976)      (2,096,879)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           74,003      (1,005,394)       (2,595,863)      (1,625,840)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          290,484        (836,442)         3,777,323      (1,876,867)
NET ASSETS:
   Beginning of year..................        9,328,684       10,165,126        22,371,779       24,248,646
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $     9,619,168  $     9,328,684  $     26,149,102  $    22,371,779
                                        ===============  ===============  ================  ===============

                                                 AMERICAN FUNDS
                                           GLOBAL SMALL CAPITALIZATION           AMERICAN FUNDS GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (38,633)  $      (43,101)  $     (534,659)  $      (359,436)
   Net realized gains (losses)........            97,260          873,859        6,740,248         5,111,855
   Change in unrealized gains
     (losses) on investments..........         1,030,071        (785,838)        6,273,817         (997,154)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         1,088,698           44,920       12,479,406         3,755,265
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            25,989           81,269           67,076           126,588
   Net transfers (including fixed
     account).........................         (152,583)          158,757      (2,975,833)       (1,165,072)
   Contract charges...................          (37,641)         (35,616)        (361,140)         (353,817)
   Transfers for contract benefits
     and terminations.................         (335,389)        (307,173)      (4,599,550)       (4,165,390)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (499,624)        (102,763)      (7,869,447)       (5,557,691)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           589,074         (57,843)        4,609,959       (1,802,426)
NET ASSETS:
   Beginning of year..................         4,602,725        4,660,568       50,326,729        52,129,155
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      5,191,799  $     4,602,725  $    54,936,688  $     50,326,729
                                        ================  ===============  ===============  ================

                                                                                   BHFTI AB GLOBAL
                                          AMERICAN FUNDS GROWTH-INCOME           DYNAMIC ALLOCATION
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017             2016            2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (54,946)  $      (31,444)  $        19,185  $       178,181
   Net realized gains (losses)........        2,327,386        3,222,636        2,006,326        2,503,739
   Change in unrealized gains
     (losses) on investments..........        3,014,832        (721,423)       15,173,077          505,167
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,287,272        2,469,769       17,198,588        3,187,087
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          272,382          578,369        1,220,119        2,120,929
   Net transfers (including fixed
     account).........................        (717,853)        (318,770)      (2,030,504)          310,170
   Contract charges...................        (179,805)        (176,956)      (1,720,077)      (1,721,810)
   Transfers for contract benefits
     and terminations.................      (2,291,149)      (2,592,451)      (9,236,817)      (7,588,705)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,916,425)      (2,509,808)     (11,767,279)      (6,879,416)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        2,370,847         (40,039)        5,431,309      (3,692,329)
NET ASSETS:
   Beginning of year..................       27,167,990       27,208,029      149,179,976      152,872,305
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    29,538,837  $    27,167,990  $   154,611,285  $   149,179,976
                                        ===============  ===============  ===============  ===============

                                         BHFTI ALLIANZ GLOBAL INVESTORS
                                            DYNAMIC MULTI-ASSET PLUS
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         4,538  $      (37,710)
   Net realized gains (losses)........           11,847          (6,760)
   Change in unrealized gains
     (losses) on investments..........          473,254           56,870
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          489,639           12,400
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          559,303          619,578
   Net transfers (including fixed
     account).........................          596,799          204,555
   Contract charges...................         (40,792)         (26,992)
   Transfers for contract benefits
     and terminations.................        (117,471)        (169,304)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          997,839          627,837
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,487,478          640,237
NET ASSETS:
   Beginning of year..................        3,097,990        2,457,753
                                        ---------------  ---------------
   End of year........................  $     4,585,468  $     3,097,990
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTI AMERICAN FUNDS             BHFTI AMERICAN FUNDS
                                            BALANCED ALLOCATION               GROWTH ALLOCATION
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (143,850)  $        87,357  $     (397,036)  $     (299,990)
   Net realized gains (losses).....       13,362,255       18,660,774        8,260,237       10,287,294
   Change in unrealized gains
     (losses) on investments.......       17,481,743      (6,421,078)       11,042,632      (3,354,771)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       30,700,148       12,327,053       18,905,833        6,632,533
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        4,228,039        4,301,382          704,428          379,264
   Net transfers (including fixed
     account)......................        4,732,746        3,142,962        4,029,306          249,820
   Contract charges................      (2,069,693)      (2,058,786)      (1,094,132)      (1,022,951)
   Transfers for contract benefits
     and terminations..............     (20,854,000)     (17,913,298)      (7,490,483)      (5,275,033)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,962,908)     (12,527,740)      (3,850,881)      (5,668,900)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       16,737,240        (200,687)       15,054,952          963,633
NET ASSETS:
   Beginning of year...............      209,263,299      209,463,986       97,519,287       96,555,654
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   226,000,539  $   209,263,299  $   112,574,239  $    97,519,287
                                     ===============  ===============  ===============  ===============

                                             BHFTI AMERICAN                  BHFTI AMERICAN FUNDS
                                              FUNDS GROWTH                    MODERATE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (614,615)  $     (597,655)  $       208,750  $       346,388
   Net realized gains (losses).....        6,257,096       12,113,826        5,724,083        7,472,588
   Change in unrealized gains
     (losses) on investments.......        6,014,644      (8,192,777)        5,838,680      (2,086,342)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       11,657,125        3,323,394       11,771,513        5,732,634
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          670,984          662,793        1,225,433        2,005,525
   Net transfers (including fixed
     account)......................      (1,889,091)        (184,597)        (344,411)          625,237
   Contract charges................        (455,866)        (443,598)      (1,069,614)      (1,084,313)
   Transfers for contract benefits
     and terminations..............      (3,454,326)      (3,330,016)     (12,069,671)      (6,168,679)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,128,299)      (3,295,418)     (12,258,263)      (4,622,230)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        6,528,826           27,976        (486,750)        1,110,404
NET ASSETS:
   Beginning of year...............       46,939,814       46,911,838      110,700,622      109,590,218
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    53,468,640  $    46,939,814  $   110,213,872  $   110,700,622
                                     ===============  ===============  ===============  ===============

                                                  BHFTI AQR                  BHFTI BLACKROCK GLOBAL
                                            GLOBAL RISK BALANCED               TACTICAL STRATEGIES
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016             2017              2016
                                     ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        318,699  $   (1,937,983)  $   (2,174,835)  $      (64,072)
   Net realized gains (losses).....         4,304,615      (3,172,683)        4,285,949       22,647,060
   Change in unrealized gains
     (losses) on investments.......         5,554,754       14,534,839       28,192,921     (14,679,169)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        10,178,068        9,424,173       30,304,035        7,903,819
                                     ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           348,971        1,186,658        1,942,383        2,812,623
   Net transfers (including fixed
     account)......................       (1,192,469)      (4,304,949)      (2,510,177)      (3,597,519)
   Contract charges................       (1,487,900)      (1,563,019)      (3,090,380)      (3,142,916)
   Transfers for contract benefits
     and terminations..............       (7,622,361)      (8,258,515)     (16,637,898)     (15,625,179)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (9,953,759)     (12,939,825)     (20,296,072)     (19,552,991)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           224,309      (3,515,652)       10,007,963     (11,649,172)
NET ASSETS:
   Beginning of year...............       129,696,803      133,212,455      270,299,765      281,948,937
                                     ----------------  ---------------  ---------------  ---------------
   End of year.....................  $    129,921,112  $   129,696,803  $   280,307,728  $   270,299,765
                                     ================  ===============  ===============  ===============

                                                   BHFTI
                                           BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       734,303  $       934,387
   Net realized gains (losses).....         (70,659)        (371,006)
   Change in unrealized gains
     (losses) on investments.......          498,145        1,586,110
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,161,789        2,149,491
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          124,056          232,787
   Net transfers (including fixed
     account)......................          645,156          (7,539)
   Contract charges................        (157,278)        (154,641)
   Transfers for contract benefits
     and terminations..............      (1,882,886)      (1,339,368)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,270,952)      (1,268,761)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (109,163)          880,730
NET ASSETS:
   Beginning of year...............       19,527,426       18,646,696
                                     ---------------  ---------------
   End of year.....................  $    19,418,263  $    19,527,426
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                    BHFTI                              BHFTI
                                      BRIGHTHOUSE ASSET ALLOCATION 100       BRIGHTHOUSE BALANCED PLUS
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (448,059)  $        592,431  $       513,493  $     5,623,201
   Net realized gains (losses)......        7,645,083        13,308,564       24,252,635        4,921,755
   Change in unrealized gains
     (losses) on investments........       13,393,378       (6,889,824)       44,015,548       15,460,181
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       20,590,402         7,011,171       68,781,676       26,005,137
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          406,933         1,050,096       16,953,215       15,724,952
   Net transfers (including fixed
     account).......................      (3,773,291)       (1,098,998)        5,574,320        8,390,609
   Contract charges.................        (766,782)         (765,719)      (4,839,905)      (4,434,206)
   Transfers for contract benefits
     and terminations...............      (7,844,931)       (3,783,304)     (21,847,455)     (17,517,956)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (11,978,071)       (4,597,925)      (4,159,825)        2,163,399
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        8,612,331         2,413,246       64,621,851       28,168,536
NET ASSETS:
   Beginning of year................      103,693,356       101,280,110      414,260,098      386,091,562
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $   112,305,687  $    103,693,356  $   478,881,949  $   414,260,098
                                      ===============  ================  ===============  ===============

                                                    BHFTI                     BHFTI BRIGHTHOUSE/ABERDEEN
                                         BRIGHTHOUSE SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (248,139)  $      (192,032)  $      (156,165)  $     (181,933)
   Net realized gains (losses)......         1,626,941           499,278           251,049        (523,577)
   Change in unrealized gains
     (losses) on investments........         1,779,225         8,078,847         7,229,580        3,588,963
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,158,027         8,386,093         7,324,464        2,883,453
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            79,992           102,187           227,195          275,463
   Net transfers (including fixed
     account).......................       (1,192,511)       (1,803,032)         (244,849)      (1,154,619)
   Contract charges.................         (225,413)         (230,071)         (255,491)        (251,352)
   Transfers for contract benefits
     and terminations...............       (3,159,492)       (2,267,485)       (2,390,717)      (1,972,435)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (4,497,424)       (4,198,401)       (2,663,862)      (3,102,943)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (1,339,397)         4,187,692         4,660,602        (219,490)
NET ASSETS:
   Beginning of year................        35,260,895        31,073,203        28,401,374       28,620,864
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     33,921,498  $     35,260,895  $     33,061,976  $    28,401,374
                                      ================  ================  ================  ===============

                                            BHFTI BRIGHTHOUSE/EATON         BHFTI BRIGHTHOUSE/FRANKLIN
                                              VANCE FLOATING RATE            LOW DURATION TOTAL RETURN
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016            2017              2016
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        131,394  $       150,617  $      (32,050)  $        239,721
   Net realized gains (losses)......           (8,482)         (51,918)        (142,547)         (135,840)
   Change in unrealized gains
     (losses) on investments........             3,830          388,345          125,491           166,889
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           126,742          487,044         (49,106)           270,770
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            21,813           38,947          191,537           154,633
   Net transfers (including fixed
     account).......................           533,197          119,536         (11,414)         1,670,455
   Contract charges.................          (48,843)         (51,586)        (152,447)         (182,090)
   Transfers for contract benefits
     and terminations...............       (1,077,437)        (927,972)      (1,540,758)       (2,402,308)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (571,270)        (821,075)      (1,513,082)         (759,310)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (444,528)        (334,031)      (1,562,188)         (488,540)
NET ASSETS:
   Beginning of year................         6,579,290        6,913,321       18,374,563        18,863,103
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      6,134,762  $     6,579,290  $    16,812,375  $     18,374,563
                                      ================  ===============  ===============  ================

                                         BHFTI BRIGHTHOUSE/TEMPLETON
                                             INTERNATIONAL BOND
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (45,323)  $       (45,597)
   Net realized gains (losses)......         (58,122)          (37,847)
   Change in unrealized gains
     (losses) on investments........           66,547            69,574
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (36,898)          (13,870)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            4,355            19,213
   Net transfers (including fixed
     account).......................          179,803           299,438
   Contract charges.................         (30,630)          (31,801)
   Transfers for contract benefits
     and terminations...............        (374,957)         (148,167)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (221,429)           138,683
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (258,327)           124,813
NET ASSETS:
   Beginning of year................        3,137,808         3,012,995
                                      ---------------  ----------------
   End of year......................  $     2,879,481  $      3,137,808
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTI BRIGHTHOUSE/WELLINGTON                   BHFTI
                                               LARGE CAP RESEARCH             CLARION GLOBAL REAL ESTATE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (12,951)  $         9,843  $        417,909  $       109,955
   Net realized gains (losses)........           126,119          168,537           104,573          151,764
   Change in unrealized gains
     (losses) on investments..........           195,646         (72,928)         1,407,032        (353,417)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           308,814          105,452         1,929,514         (91,698)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             5,669           13,910           120,872           85,872
   Net transfers (including fixed
     account).........................          (36,897)         (49,245)           716,852        (316,233)
   Contract charges...................          (16,227)         (16,617)         (150,318)        (167,210)
   Transfers for contract benefits
     and terminations.................          (59,284)        (104,964)       (2,328,133)      (2,137,424)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (106,739)        (156,916)       (1,640,727)      (2,534,995)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           202,075         (51,464)           288,787      (2,626,693)
NET ASSETS:
   Beginning of year..................         1,568,356        1,619,820        22,088,790       24,715,483
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      1,770,431  $     1,568,356  $     22,377,577  $    22,088,790
                                        ================  ===============  ================  ===============

                                                      BHFTI                               BHFTI
                                          CLEARBRIDGE AGGRESSIVE GROWTH       HARRIS OAKMARK INTERNATIONAL
                                                   SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2017              2016              2017             2016
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (455,567)  $      (609,269)  $         2,516   $       260,320
   Net realized gains (losses)........        2,876,099         2,055,130          625,120         2,292,038
   Change in unrealized gains
     (losses) on investments..........        5,186,981       (1,032,442)       13,651,074           797,337
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        7,607,513           413,419       14,278,710         3,349,695
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          246,032           491,191          563,162           687,184
   Net transfers (including fixed
     account).........................      (1,319,784)       (1,479,585)      (3,990,714)       (1,255,556)
   Contract charges...................        (385,243)         (392,464)        (435,200)         (409,334)
   Transfers for contract benefits
     and terminations.................      (4,818,459)       (3,725,722)      (4,492,095)       (3,497,945)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,277,454)       (5,106,580)      (8,354,847)       (4,475,651)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        1,330,059       (4,693,161)        5,923,863       (1,125,956)
NET ASSETS:
   Beginning of year..................       48,322,641        53,015,802       53,200,132        54,326,088
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $    49,652,700  $     48,322,641  $    59,123,995   $    53,200,132
                                        ===============  ================  ===============   ===============

                                                       BHFTI                             BHFTI
                                         INVESCO BALANCED-RISK ALLOCATION          INVESCO COMSTOCK
                                                    SUB-ACCOUNT                       SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     1,023,498   $     (479,231)  $       298,664   $       384,175
   Net realized gains (losses)........        2,202,873         (201,160)        2,243,144         3,399,770
   Change in unrealized gains
     (losses) on investments..........          331,031         4,080,988        3,320,112         1,677,383
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,557,402         3,400,597        5,861,920         5,461,328
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,468,831         1,685,062          285,203           388,607
   Net transfers (including fixed
     account).........................        1,498,353         4,522,476      (1,351,600)       (1,500,242)
   Contract charges...................        (464,734)         (396,706)        (266,458)         (263,868)
   Transfers for contract benefits
     and terminations.................      (2,329,546)       (2,219,834)      (3,531,288)       (2,568,671)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        1,172,904         3,590,998      (4,864,143)       (3,944,174)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        4,730,306         6,991,595          997,777         1,517,154
NET ASSETS:
   Beginning of year..................       40,932,716        33,941,121       39,232,918        37,715,764
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    45,663,022   $    40,932,716  $    40,230,695   $    39,232,918
                                        ===============   ===============  ===============   ===============

                                                      BHFTI
                                            INVESCO SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        ---------------------------------
                                              2017             2016
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (436,943)  $      (400,048)
   Net realized gains (losses)........        2,795,268         4,309,282
   Change in unrealized gains
     (losses) on investments..........        3,277,492       (1,576,836)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,635,817         2,332,398
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          228,758           221,816
   Net transfers (including fixed
     account).........................        (695,299)         (330,808)
   Contract charges...................        (186,553)         (179,964)
   Transfers for contract benefits
     and terminations.................      (2,290,424)       (1,753,103)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,943,518)       (2,042,059)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        2,692,299           290,339
NET ASSETS:
   Beginning of year..................       25,351,404        25,061,065
                                        ---------------  ----------------
   End of year........................  $    28,043,703  $     25,351,404
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                              BHFTI
                                           JPMORGAN CORE BOND          JPMORGAN GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       264,737  $       351,392  $       700,350  $       428,563
   Net realized gains (losses).....         (46,267)              182          438,864        1,071,819
   Change in unrealized gains
     (losses) on investments.......          280,974        (188,241)        7,703,467        (553,159)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          499,444          163,333        8,842,681          947,223
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          155,234          283,654        2,166,277        3,340,587
   Net transfers (including fixed
     account)......................        3,901,054        1,729,690      (2,752,152)        5,269,817
   Contract charges................        (258,724)        (267,426)        (686,148)        (662,402)
   Transfers for contract benefits
     and terminations..............      (3,047,810)      (1,719,853)      (3,150,081)      (3,588,849)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          749,754           26,065      (4,422,104)        4,359,153
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,249,198          189,398        4,420,577        5,306,376
NET ASSETS:
   Beginning of year...............       29,295,068       29,105,670       62,103,751       56,797,375
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    30,544,266  $    29,295,068  $    66,524,328  $    62,103,751
                                     ===============  ===============  ===============  ===============

                                                  BHFTI                              BHFTI
                                        JPMORGAN SMALL CAP VALUE         LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,256)  $         5,702  $      (49,756)  $         9,121
   Net realized gains (losses).....          298,495          328,602          750,776        1,043,614
   Change in unrealized gains
     (losses) on investments.......        (206,251)          700,664        2,945,460        (476,671)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           76,988        1,034,968        3,646,480          576,064
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            8,514            8,241          166,483          101,001
   Net transfers (including fixed
     account)......................            9,435        (200,435)        (344,047)        (290,130)
   Contract charges................         (29,909)         (29,031)        (147,231)        (153,084)
   Transfers for contract benefits
     and terminations..............        (293,103)        (249,129)      (1,425,407)      (1,483,155)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (305,063)        (470,354)      (1,750,202)      (1,825,368)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (228,075)          564,614        1,896,278      (1,249,304)
NET ASSETS:
   Beginning of year...............        4,424,039        3,859,425       17,928,469       19,177,773
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,195,964  $     4,424,039  $    19,824,747  $    17,928,469
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                              BHFTI
                                     METLIFE MULTI-INDEX TARGETED RISK     MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                          2017              2016              2017             2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        27,123  $      (52,106)   $        37,456  $       111,704
   Net realized gains (losses).....        1,489,444           71,819           234,486        (285,742)
   Change in unrealized gains
     (losses) on investments.......        4,474,225        1,116,823         7,116,011        (608,834)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,990,792        1,136,536         7,387,953        (782,872)
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,447,602        4,923,613           120,590          173,892
   Net transfers (including fixed
     account)......................        1,648,042        1,832,907       (1,164,610)          431,896
   Contract charges................        (501,527)        (407,140)         (207,170)        (205,639)
   Transfers for contract benefits
     and terminations..............      (1,956,238)      (1,736,586)       (2,929,741)      (1,928,229)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        2,637,879        4,612,794       (4,180,931)      (1,528,080)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............        8,628,671        5,749,330         3,207,022      (2,310,952)
NET ASSETS:
   Beginning of year...............       41,669,231       35,919,901        29,799,152       32,110,104
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $    50,297,902  $    41,669,231   $    33,006,174  $    29,799,152
                                     ===============  ===============   ===============  ===============

                                                   BHFTI
                                       MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (142,509)  $     (139,305)
   Net realized gains (losses).....          501,836          111,132
   Change in unrealized gains
     (losses) on investments.......        3,130,854        (958,689)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,490,181        (986,862)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          131,771          146,891
   Net transfers (including fixed
     account)......................        (705,908)          571,658
   Contract charges................         (82,364)         (75,519)
   Transfers for contract benefits
     and terminations..............        (535,628)        (579,375)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,192,129)           63,655
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,298,052        (923,207)
NET ASSETS:
   Beginning of year...............        9,473,047       10,396,254
                                     ---------------  ---------------
   End of year.....................  $    11,771,099  $     9,473,047
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                             BHFTI
                                         OPPENHEIMER GLOBAL EQUITY     PANAGORA GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017              2016             2017              2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (20,105)  $      (17,800)   $      (60,809)  $        26,791
   Net realized gains (losses).....          211,745          222,704            10,859           64,939
   Change in unrealized gains
     (losses) on investments.......        1,091,054        (261,446)           478,051         (70,755)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,282,694         (56,542)           428,101           20,975
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            6,810           12,813           238,834          580,303
   Net transfers (including fixed
     account)......................        (262,412)           76,591           601,681        2,055,502
   Contract charges................         (27,696)         (25,836)          (44,600)         (20,030)
   Transfers for contract benefits
     and terminations..............        (511,060)        (296,830)         (223,103)         (87,905)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (794,358)        (233,262)           572,812        2,527,870
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............          488,336        (289,804)         1,000,913        2,548,845
NET ASSETS:
   Beginning of year...............        3,997,372        4,287,176         3,420,012          871,167
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $     4,485,708  $     3,997,372   $     4,420,925  $     3,420,012
                                     ===============  ===============   ===============  ===============

                                                   BHFTI                              BHFTI
                                      PIMCO INFLATION PROTECTED BOND           PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (35,211)  $   (1,046,080)  $        226,237  $     1,364,155
   Net realized gains (losses).....        (390,541)      (1,049,721)           385,122        (933,609)
   Change in unrealized gains
     (losses) on investments.......        1,568,458        4,232,442         3,262,995        1,021,568
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,142,706        2,136,641         3,874,354        1,452,114
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          194,603          329,822           551,070          828,212
   Net transfers (including fixed
     account)......................        5,353,432        (827,109)        11,512,664      (2,215,700)
   Contract charges................        (563,323)        (588,722)       (1,242,821)      (1,318,997)
   Transfers for contract benefits
     and terminations..............      (5,153,514)      (4,718,698)      (11,559,622)      (9,582,523)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (168,802)      (5,804,707)         (738,709)     (12,289,008)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          973,904      (3,668,066)         3,135,645     (10,836,894)
NET ASSETS:
   Beginning of year...............       62,595,410       66,263,476       134,308,093      145,144,987
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    63,569,314  $    62,595,410  $    137,443,738  $   134,308,093
                                     ===============  ===============  ================  ===============

                                                   BHFTI                              BHFTI
                                         PYRAMIS GOVERNMENT INCOME       SCHRODERS GLOBAL MULTI-ASSET II
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017              2016             2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       356,389  $       312,164  $      (100,548)  $     (105,165)
   Net realized gains (losses).....         (82,483)           23,841           196,849         (75,687)
   Change in unrealized gains
     (losses) on investments.......          258,014        (402,364)         2,575,480          570,718
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          531,920         (66,359)         2,671,781          389,866
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          504,499          859,230         1,430,937        1,800,631
   Net transfers (including fixed
     account)......................        1,815,400        2,200,091         6,291,778      (1,939,708)
   Contract charges................        (528,653)        (553,495)         (203,742)        (158,089)
   Transfers for contract benefits
     and terminations..............      (3,430,413)      (2,922,955)       (1,616,393)        (985,690)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,639,167)        (417,129)         5,902,580      (1,282,856)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,107,247)        (483,488)         8,574,361        (892,990)
NET ASSETS:
   Beginning of year...............       46,433,810       46,917,298        15,771,625       16,664,615
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    45,326,563  $    46,433,810  $     24,345,986  $    15,771,625
                                     ===============  ===============  ================  ===============

                                                   BHFTI
                                       SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (161,777)  $       (9,306)
   Net realized gains (losses).....          672,527          386,749
   Change in unrealized gains
     (losses) on investments.......        2,566,817          598,052
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,077,567          975,495
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          711,430          580,189
   Net transfers (including fixed
     account)......................          532,800        1,199,859
   Contract charges................        (275,391)        (263,032)
   Transfers for contract benefits
     and terminations..............      (1,127,141)      (1,484,914)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (158,302)           32,102
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,919,265        1,007,597
NET ASSETS:
   Beginning of year...............       24,231,509       23,223,912
                                     ---------------  ---------------
   End of year.....................  $    27,150,774  $    24,231,509
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                              BHFTI
                                       SSGA GROWTH AND INCOME ETF               SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       829,239  $       722,057  $       295,155  $       298,994
   Net realized gains (losses).....          750,643        5,123,859          908,206        2,894,067
   Change in unrealized gains
     (losses) on investments.......       10,443,136      (2,177,056)        6,998,421        (803,023)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,023,018        3,668,860        8,201,782        2,390,038
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,104,573        1,177,131          373,322          805,602
   Net transfers (including fixed
     account)......................        (975,351)        (475,386)      (2,578,137)        (931,969)
   Contract charges................        (911,448)        (927,764)        (502,539)        (509,614)
   Transfers for contract benefits
     and terminations..............      (7,064,614)      (4,866,863)      (3,448,915)      (3,241,574)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,846,840)      (5,092,882)      (6,156,269)      (3,877,555)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,176,178      (1,424,022)        2,045,513      (1,487,517)
NET ASSETS:
   Beginning of year...............       89,714,405       91,138,427       49,308,642       50,796,159
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    93,890,583  $    89,714,405  $    51,354,155  $    49,308,642
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                             BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE     T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       231,936  $       635,681  $     (734,579)  $     (689,458)
   Net realized gains (losses).....        6,535,812        8,115,985        4,813,925        6,889,571
   Change in unrealized gains
     (losses) on investments.......        1,215,159      (1,594,170)        5,111,318      (4,384,954)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,982,907        7,157,496        9,190,664        1,815,159
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          428,551          458,169          232,557          416,921
   Net transfers (including fixed
     account)......................        (675,267)      (3,094,424)      (1,870,051)          560,424
   Contract charges................        (345,253)        (364,413)        (339,482)        (334,897)
   Transfers for contract benefits
     and terminations..............      (6,268,996)      (4,727,400)      (3,929,534)      (3,751,238)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,860,965)      (7,728,068)      (5,906,510)      (3,108,790)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,121,942        (570,572)        3,284,154      (1,293,631)
NET ASSETS:
   Beginning of year...............       55,908,348       56,478,920       42,601,787       43,895,418
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    57,030,290  $    55,908,348  $    45,885,941  $    42,601,787
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                      BHFTI WELLS CAPITAL
                                      VICTORY SYCAMORE MID CAP VALUE       MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2017             2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (118,601)  $     (169,871)  $     (129,449)  $     (182,132)
   Net realized gains (losses).....          362,463        1,039,596        (298,454)        1,202,007
   Change in unrealized gains
     (losses) on investments.......        1,223,591        1,651,354        2,442,128        1,515,714
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,467,453        2,521,079        2,014,225        2,535,589
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          248,155          180,123          100,485          165,719
   Net transfers (including fixed
     account)......................          168,718          117,636        (144,767)        (564,921)
   Contract charges................        (159,345)        (161,759)        (147,830)        (151,171)
   Transfers for contract benefits
     and terminations..............      (1,795,470)      (1,195,026)      (1,822,744)      (1,521,046)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,537,942)      (1,059,026)      (2,014,856)      (2,071,419)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (70,489)        1,462,053            (631)          464,170
NET ASSETS:
   Beginning of year...............       19,601,778       18,139,725       23,681,202       23,217,032
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    19,531,289  $    19,601,778  $    23,680,571  $    23,681,202
                                     ===============  ===============  ===============  ===============

                                          BHFTII BAILLIE GIFFORD
                                            INTERNATIONAL STOCK
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (90,692)  $      (31,231)
   Net realized gains (losses).....          708,846          119,408
   Change in unrealized gains
     (losses) on investments.......        3,650,190          468,003
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,268,344          556,180
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           82,669          159,839
   Net transfers (including fixed
     account)......................      (1,190,553)          143,907
   Contract charges................        (142,472)        (140,895)
   Transfers for contract benefits
     and terminations..............      (1,542,094)      (1,419,706)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,792,450)      (1,256,855)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,475,894        (700,675)
NET ASSETS:
   Beginning of year...............       13,935,088       14,635,763
                                     ---------------  ---------------
   End of year.....................  $    15,410,982  $    13,935,088
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                            BHFTII
                                            BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       126,281  $       127,914  $      (24,171)  $      (22,553)
   Net realized gains (losses)......          (8,405)          (4,531)           94,233          131,627
   Change in unrealized gains
     (losses) on investments........           81,420          (8,439)          341,954        (126,958)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          199,296          114,944          412,016         (17,884)
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           79,571          131,304            2,132            2,798
   Net transfers (including fixed
     account).......................          723,251          291,498         (74,356)           53,245
   Contract charges.................         (69,618)         (71,631)         (11,006)          (9,907)
   Transfers for contract benefits
     and terminations...............        (636,021)        (572,868)         (50,490)         (23,223)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           97,183        (221,697)        (133,720)           22,913
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          296,479        (106,753)          278,296            5,029
NET ASSETS:
   Beginning of year................        8,254,530        8,361,283        1,331,087        1,326,058
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     8,551,009  $     8,254,530  $     1,609,383  $     1,331,087
                                      ===============  ===============  ===============  ===============

                                                    BHFTII                             BHFTII
                                        BLACKROCK ULTRA-SHORT TERM BOND    BRIGHTHOUSE ASSET ALLOCATION 20
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (755,698)  $      (832,913)  $        38,578  $        159,134
   Net realized gains (losses)......            72,264             6,484          101,625           260,313
   Change in unrealized gains
     (losses) on investments........           206,610            54,808          293,285          (44,358)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (476,824)         (771,621)          433,488           375,089
                                      ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           942,654         2,168,805          723,550           392,153
   Net transfers (including fixed
     account).......................        13,560,248        10,154,915        (725,111)         2,163,727
   Contract charges.................         (483,572)         (463,616)         (65,212)          (86,764)
   Transfers for contract benefits
     and terminations...............      (14,362,650)      (13,308,282)        (887,662)       (1,369,964)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (343,320)       (1,448,178)        (954,435)         1,099,152
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (820,144)       (2,219,799)        (520,947)         1,474,241
NET ASSETS:
   Beginning of year................        49,228,297        51,448,096        8,698,574         7,224,333
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $     48,408,153  $     49,228,297  $     8,177,627  $      8,698,574
                                      ================  ================  ===============  ================

                                                    BHFTII                             BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2017              2016             2017              2016
                                      ---------------   ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,469,979   $     7,573,834  $        905,631  $      8,340,416
   Net realized gains (losses)......        9,263,330        22,203,261        18,771,897        43,558,178
   Change in unrealized gains
     (losses) on investments........       20,839,715      (13,298,039)        45,258,766      (24,192,964)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       31,573,024        16,479,056        64,936,294        27,705,630
                                      ---------------   ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,561,436         4,042,790         3,435,900         3,083,274
   Net transfers (including fixed
     account).......................      (8,035,160)       (4,209,880)       (2,545,295)       (3,892,714)
   Contract charges.................      (3,162,110)       (3,289,376)       (4,506,783)       (4,607,715)
   Transfers for contract benefits
     and terminations...............     (34,856,714)      (32,149,336)      (51,698,405)      (35,488,732)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (44,492,548)      (35,605,802)      (55,314,583)      (40,905,887)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............     (12,919,524)      (19,126,746)         9,621,711      (13,200,257)
NET ASSETS:
   Beginning of year................      373,986,508       393,113,254       525,258,712       538,458,969
                                      ---------------   ---------------  ----------------  ----------------
   End of year......................  $   361,066,984   $   373,986,508  $    534,880,423  $    525,258,712
                                      ===============   ===============  ================  ================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 80
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                            2017              2016
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (359,603)   $     5,248,515
   Net realized gains (losses)......       22,383,309        44,736,472
   Change in unrealized gains
     (losses) on investments........       45,492,146      (25,426,322)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       67,515,852        24,558,665
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,279,333         5,086,624
   Net transfers (including fixed
     account).......................      (5,078,400)       (7,656,356)
   Contract charges.................      (3,295,464)       (3,333,595)
   Transfers for contract benefits
     and terminations...............     (34,679,525)      (27,256,604)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (40,774,056)      (33,159,931)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............       26,741,796       (8,601,266)
NET ASSETS:
   Beginning of year................      409,525,398       418,126,664
                                      ---------------   ---------------
   End of year......................  $   436,267,194   $   409,525,398
                                      ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTII BRIGHTHOUSE/ARTISAN      BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                  MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (166,405)  $     (110,602)  $         26,953  $        17,048
   Net realized gains (losses)........          190,785        1,618,237           257,019          188,222
   Change in unrealized gains
     (losses) on investments..........        1,436,522        1,161,510         1,078,710          (4,285)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,460,902        2,669,145         1,362,682          200,985
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          119,502           47,842            98,069           19,562
   Net transfers (including fixed
     account).........................          115,724        (272,660)          (98,841)         (61,550)
   Contract charges...................         (87,576)         (89,178)          (41,541)         (43,007)
   Transfers for contract benefits
     and terminations.................      (1,523,966)      (1,311,548)         (346,709)        (294,787)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,376,316)      (1,625,544)         (389,022)        (379,782)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           84,586        1,043,601           973,660        (178,797)
NET ASSETS:
   Beginning of year..................       14,575,472       13,531,871         4,957,535        5,136,332
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $    14,660,058  $    14,575,472  $      5,931,195  $     4,957,535
                                        ===============  ===============  ================  ===============

                                          BHFTII BRIGHTHOUSE/WELLINGTON                 BHFTII
                                            CORE EQUITY OPPORTUNITIES           FRONTIER MID CAP GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (114,556)  $      (20,487)  $     (139,473)  $      (135,706)
   Net realized gains (losses)........         3,391,199        3,103,768          337,770         1,011,785
   Change in unrealized gains
     (losses) on investments..........         9,724,195          747,718        1,555,497         (595,636)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        13,000,838        3,830,999        1,753,794           280,443
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           315,241          345,637           10,042            38,914
   Net transfers (including fixed
     account).........................       (1,646,765)       15,311,478        (540,120)         (257,830)
   Contract charges...................         (581,585)        (550,621)         (61,035)          (61,625)
   Transfers for contract benefits
     and terminations.................       (6,477,874)      (6,138,712)        (750,546)         (552,456)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (8,390,983)        8,967,782      (1,341,659)         (832,997)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................         4,609,855       12,798,781          412,135         (552,554)
NET ASSETS:
   Beginning of year..................        80,010,101       67,211,320        8,135,627         8,688,181
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $     84,619,956  $    80,010,101  $     8,547,762  $      8,135,627
                                        ================  ===============  ===============  ================

                                                     BHFTII                             BHFTII
                                                 JENNISON GROWTH             LOOMIS SAYLES SMALL CAP CORE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  --------------------------------
                                             2017              2016             2017              2016
                                        ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (752,745)  $      (730,546)  $      (14,190)  $      (13,307)
   Net realized gains (losses)........        5,414,194         6,516,376           64,949           77,212
   Change in unrealized gains
     (losses) on investments..........        9,866,087       (6,713,230)           50,234           64,880
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       14,527,536         (927,400)          100,993          128,785
                                        ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           93,019           244,055            4,138           14,657
   Net transfers (including fixed
     account).........................      (3,971,779)           335,558         (28,903)          (4,436)
   Contract charges...................        (324,143)         (314,492)          (8,695)          (8,645)
   Transfers for contract benefits
     and terminations.................      (4,961,689)       (4,067,274)         (19,249)         (66,421)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (9,164,592)       (3,802,153)         (52,709)         (64,845)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        5,362,944       (4,729,553)           48,284           63,940
NET ASSETS:
   Beginning of year..................       45,005,788        49,735,341          809,075          745,135
                                        ---------------  ----------------  ---------------  ---------------
   End of year........................  $    50,368,732  $     45,005,788  $       857,359  $       809,075
                                        ===============  ================  ===============  ===============

                                                     BHFTII
                                         LOOMIS SAYLES SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (6,180)  $       (5,765)
   Net realized gains (losses)........           41,744           62,954
   Change in unrealized gains
     (losses) on investments..........           81,546         (29,671)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          117,110           27,518
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            1,689            1,280
   Net transfers (including fixed
     account).........................         (24,336)           12,526
   Contract charges...................          (4,091)          (4,169)
   Transfers for contract benefits
     and terminations.................         (35,004)         (60,503)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (61,742)         (50,866)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................           55,368         (23,348)
NET ASSETS:
   Beginning of year..................          475,802          499,150
                                        ---------------  ---------------
   End of year........................  $       531,170  $       475,802
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                 BHFTII                            BHFTII
                                      METLIFE AGGREGATE BOND INDEX       METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2017            2016             2017              2016
                                     --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      206,026  $       178,725  $      (33,996)  $      (39,711)
   Net realized gains (losses).....        (34,630)         (10,707)          748,390          727,674
   Change in unrealized gains
     (losses) on investments.......          68,099        (150,910)          344,024          486,089
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         239,495           17,108        1,058,418        1,174,052
                                     --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         824,210        1,203,581           74,500          164,668
   Net transfers (including fixed
     account)......................       1,448,528        3,452,577          793,772          220,597
   Contract charges................       (175,273)        (153,614)         (69,959)         (60,489)
   Transfers for contract benefits
     and terminations..............     (1,035,911)      (1,417,271)        (798,913)        (506,517)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       1,061,554        3,085,273            (600)        (181,741)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       1,301,049        3,102,381        1,057,818          992,311
NET ASSETS:
   Beginning of year...............      16,335,161       13,232,780        7,511,220        6,518,909
                                     --------------  ---------------  ---------------  ---------------
   End of year.....................  $   17,636,210  $    16,335,161  $     8,569,038  $     7,511,220
                                     ==============  ===============  ===============  ===============

                                                 BHFTII                          BHFTII METLIFE
                                         METLIFE MSCI EAFE INDEX               RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        59,959  $        50,924  $      (63,917)   $      (46,058)
   Net realized gains (losses).....          104,988          (6,198)          658,394           667,473
   Change in unrealized gains
     (losses) on investments.......        1,204,404         (66,937)          703,038         1,073,565
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,369,351         (22,211)        1,297,515         1,694,980
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          115,338           68,592          162,924           165,092
   Net transfers (including fixed
     account)......................          527,425           80,643          476,384         (424,161)
   Contract charges................         (62,625)         (52,924)         (70,361)          (66,530)
   Transfers for contract benefits
     and terminations..............        (422,819)        (407,324)        (707,999)         (474,534)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          157,319        (311,013)        (139,052)         (800,133)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        1,526,670        (333,224)        1,158,463           894,847
NET ASSETS:
   Beginning of year...............        5,875,904        6,209,128       10,344,970         9,450,123
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     7,402,574  $     5,875,904  $    11,503,433   $    10,344,970
                                     ===============  ===============  ===============   ===============


                                        BHFTII METLIFE STOCK INDEX          BHFTII MFS TOTAL RETURN
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (22,280)  $        62,932  $        63,714  $        95,048
   Net realized gains (losses).....        4,470,569        3,842,282          547,582          514,312
   Change in unrealized gains
     (losses) on investments.......        4,933,740          665,714          144,110         (62,139)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,382,029        4,570,928          755,406          547,221
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          397,364          368,902            7,656           53,130
   Net transfers (including fixed
     account)......................      (1,066,467)        2,662,550          265,208           31,682
   Contract charges................        (345,002)        (323,429)         (49,677)         (52,109)
   Transfers for contract benefits
     and terminations..............      (6,496,942)      (3,759,710)        (792,935)        (872,903)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,511,047)      (1,051,687)        (569,748)        (840,200)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,870,982        3,519,241          185,658        (292,979)
NET ASSETS:
   Beginning of year...............       51,519,996       48,000,755        7,568,584        7,861,563
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    53,390,978  $    51,519,996  $     7,754,242  $     7,568,584
                                     ===============  ===============  ===============  ===============


                                             BHFTII MFS VALUE
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        87,600  $       135,447
   Net realized gains (losses).....        1,721,105        2,082,190
   Change in unrealized gains
     (losses) on investments.......        1,839,966          538,333
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,648,671        2,755,970
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          264,922          214,824
   Net transfers (including fixed
     account)......................         (11,851)        1,248,315
   Contract charges................        (211,677)        (209,929)
   Transfers for contract benefits
     and terminations..............      (2,772,263)      (2,186,071)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,730,869)        (932,861)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          917,802        1,823,109
NET ASSETS:
   Beginning of year...............       24,207,697       22,384,588
                                     ---------------  ---------------
   End of year.....................  $    25,125,499  $    24,207,697
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                                     BHFTII                            BHFTII
                                            NEUBERGER BERMAN GENESIS       T. ROWE PRICE LARGE CAP GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016              2017            2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (180,056)  $     (172,417)  $     (384,208)  $     (357,899)
   Net realized gains (losses)........        1,599,644          484,534        1,919,628        2,605,312
   Change in unrealized gains
     (losses) on investments..........          161,693        1,546,226        5,183,292      (2,232,068)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,581,281        1,858,343        6,718,712           15,345
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           73,943           27,736          215,763          343,224
   Net transfers (including fixed
     account).........................        (503,497)        (299,041)        (465,538)          667,983
   Contract charges...................         (88,532)         (92,383)        (190,691)        (179,980)
   Transfers for contract benefits
     and terminations.................      (1,011,690)        (886,072)      (1,882,173)      (1,698,963)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,529,776)      (1,249,760)      (2,322,639)        (867,736)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           51,505          608,583        4,396,073        (852,391)
NET ASSETS:
   Beginning of year..................       12,490,568       11,881,985       21,990,753       22,843,144
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    12,542,073  $    12,490,568  $    26,386,826  $    21,990,753
                                        ===============  ===============  ===============  ===============


                                                     BHFTII                            BHFTII
                                         T. ROWE PRICE SMALL CAP GROWTH    VANECK GLOBAL NATURAL RESOURCES
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016             2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (8,201)  $       (7,903)  $      (71,849)  $      (48,845)
   Net realized gains (losses)........           57,978           80,200         (93,500)        (536,936)
   Change in unrealized gains
     (losses) on investments..........           42,051         (28,794)          142,067        2,377,119
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           91,828           43,503         (23,282)        1,791,338
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --           13,487           36,399
   Net transfers (including fixed
     account).........................         (18,583)          (7,368)          688,115      (1,158,736)
   Contract charges...................          (4,987)          (4,860)         (47,990)         (54,570)
   Transfers for contract benefits
     and terminations.................         (49,760)         (35,295)        (277,109)        (318,056)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (73,330)         (47,523)          376,503      (1,494,963)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           18,498          (4,020)          353,221          296,375
NET ASSETS:
   Beginning of year..................          483,761          487,781        4,607,833        4,311,458
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       502,259  $       483,761  $     4,961,054  $     4,607,833
                                        ===============  ===============  ===============  ===============

                                                      BHFTII                             BHFTII
                                             WESTERN ASSET MANAGEMENT           WESTERN ASSET MANAGEMENT
                                           STRATEGIC BOND OPPORTUNITIES              U.S. GOVERNMENT
                                                    SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      1,722,958  $       400,073  $       252,597   $       236,712
   Net realized gains (losses)........           411,872          105,101        (123,358)          (38,721)
   Change in unrealized gains
     (losses) on investments..........         2,468,867        2,102,236         (79,493)         (324,309)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         4,603,697        2,607,410           49,746         (126,318)
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           417,307          251,583          146,910           583,779
   Net transfers (including fixed
     account).........................         2,777,553       73,669,896        2,353,464         1,768,658
   Contract charges...................         (525,723)        (375,535)        (214,294)         (250,684)
   Transfers for contract benefits
     and terminations.................       (6,625,225)      (4,033,810)      (3,446,092)       (3,082,755)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (3,956,088)       69,512,134      (1,160,012)         (981,002)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................           647,609       72,119,544      (1,110,266)       (1,107,320)
NET ASSETS:
   Beginning of year..................        72,139,687           20,143       26,776,937        27,884,257
                                        ----------------  ---------------  ---------------   ---------------
   End of year........................  $     72,787,296  $    72,139,687  $    25,666,671   $    26,776,937
                                        ================  ===============  ===============   ===============



                                             FIDELITY VIP CONTRAFUND
                                                   SUB-ACCOUNT
                                        --------------------------------
                                              2017             2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (127,467)  $     (152,244)
   Net realized gains (losses)........        1,530,610        1,741,807
   Change in unrealized gains
     (losses) on investments..........        2,234,492        (448,739)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,637,635        1,140,824
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          120,033          154,457
   Net transfers (including fixed
     account).........................        (285,766)           66,945
   Contract charges...................        (136,006)        (134,870)
   Transfers for contract benefits
     and terminations.................      (1,279,823)      (1,512,296)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,581,562)      (1,425,764)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        2,056,073        (284,940)
NET ASSETS:
   Beginning of year..................       18,917,042       19,201,982
                                        ---------------  ---------------
   End of year........................  $    20,973,115  $    18,917,042
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        FIDELITY VIP EQUITY-INCOME            FIDELITY VIP MID CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016             2017              2016
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            58  $            304  $     (144,537)  $      (157,997)
   Net realized gains (losses).....            1,580             4,158        1,048,504           977,588
   Change in unrealized gains
     (losses) on investments.......            4,921             5,572        1,973,745           718,949
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            6,559            10,034        2,877,712         1,538,540
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --                --          214,574           150,891
   Net transfers (including fixed
     account)......................            (102)             (477)        (499,089)            34,676
   Contract charges................            (382)             (472)        (107,183)         (104,892)
   Transfers for contract benefits
     and terminations..............          (3,658)          (18,828)      (1,216,185)         (926,169)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (4,142)          (19,777)      (1,607,883)         (845,494)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............            2,417           (9,743)        1,269,829           693,046
NET ASSETS:
   Beginning of year...............           62,060            71,803       16,028,724        15,335,678
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $        64,477  $         62,060  $    17,298,553  $     16,028,724
                                     ===============  ================  ===============  ================

                                                                                      FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP          FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2017              2016              2017             2016
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       568,743  $        731,414  $        32,487   $        23,499
   Net realized gains (losses).....           64,228         (175,498)          218,421           351,094
   Change in unrealized gains
     (losses) on investments.......        1,032,577         1,872,606           10,675           139,253
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,665,548         2,428,522          261,583           513,846
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           87,554           264,284            1,598            25,037
   Net transfers (including fixed
     account)......................          336,304         (341,359)           63,983            25,865
   Contract charges................        (144,631)         (146,033)         (23,543)          (24,281)
   Transfers for contract benefits
     and terminations..............      (1,817,116)       (1,946,516)        (324,095)         (251,699)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,537,889)       (2,169,624)        (282,057)         (225,078)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          127,659           258,898         (20,474)           288,768
NET ASSETS:
   Beginning of year...............       21,429,895        21,170,997        3,942,631         3,653,863
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $    21,557,554  $     21,429,895  $     3,922,157   $     3,942,631
                                     ===============  ================  ===============   ===============

                                                  FTVIPT                            FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP          TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (31,887)  $      (18,051)  $        99,462  $        23,664
   Net realized gains (losses).....          300,046          541,446         (41,528)           40,396
   Change in unrealized gains
     (losses) on investments.......           82,805          377,639        1,587,607          555,586
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          350,964          901,034        1,645,541          619,646
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           53,336           40,777           58,917           45,642
   Net transfers (including fixed
     account)......................           30,771        (133,080)        (134,455)          275,198
   Contract charges................         (27,481)         (26,942)         (86,506)         (85,558)
   Transfers for contract benefits
     and terminations..............        (180,176)        (221,322)        (974,987)        (703,935)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (123,550)        (340,567)      (1,137,031)        (468,653)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          227,414          560,467          508,510          150,993
NET ASSETS:
   Beginning of year...............        3,903,614        3,343,147       11,685,523       11,534,530
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,131,028  $     3,903,614  $    12,194,033  $    11,685,523
                                     ===============  ===============  ===============  ===============

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2017             2016
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (151,589)   $     (147,218)
   Net realized gains (losses).....         (41,932)         (153,249)
   Change in unrealized gains
     (losses) on investments.......          262,728           459,013
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           69,207           158,546
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           52,342           188,764
   Net transfers (including fixed
     account)......................          306,113           299,547
   Contract charges................         (94,894)          (95,748)
   Transfers for contract benefits
     and terminations..............        (722,573)         (815,793)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (459,012)         (423,230)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (389,805)         (264,684)
NET ASSETS:
   Beginning of year...............       11,126,544        11,391,228
                                     ---------------   ---------------
   End of year.....................  $    10,736,739   $    11,126,544
                                     ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        12,158  $         47,972  $       (9,425)  $      (15,449)
   Net realized gains (losses)......          743,753           778,823          295,050          113,701
   Change in unrealized gains
     (losses) on investments........          881,152         1,419,079        1,728,217        (298,445)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,637,063         2,245,874        2,013,842        (200,193)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          224,783           359,444           99,316           74,556
   Net transfers (including fixed
     account).......................          167,173         (182,027)        (237,327)          301,968
   Contract charges.................        (113,077)         (109,429)         (79,745)         (80,628)
   Transfers for contract benefits
     and terminations...............      (1,919,404)       (1,533,884)        (658,422)        (660,750)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,640,525)       (1,465,896)        (876,178)        (364,854)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (3,462)           779,978        1,137,664        (565,047)
NET ASSETS:
   Beginning of year................       18,652,644        17,872,666        9,786,471       10,351,518
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    18,649,182  $     18,652,644  $    10,924,135  $     9,786,471
                                      ===============  ================  ===============  ===============

                                             LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH             VARIABLE APPRECIATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017             2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (173,980)  $     (137,680)  $       (48,143)  $      (14,843)
   Net realized gains (losses)......         1,570,574        1,247,489         1,530,236        1,238,529
   Change in unrealized gains
     (losses) on investments........         1,033,257      (1,161,909)         2,644,411          621,594
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,429,851         (52,100)         4,126,504        1,845,280
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           384,967          576,827           330,553          962,340
   Net transfers (including fixed
     account).......................           260,161          680,298         (150,828)        (300,037)
   Contract charges.................          (85,238)         (78,189)         (159,223)        (157,093)
   Transfers for contract benefits
     and terminations...............       (1,382,275)      (1,776,039)       (1,550,795)      (2,226,202)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (822,385)        (597,103)       (1,530,293)      (1,720,992)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         1,607,466        (649,203)         2,596,211          124,288
NET ASSETS:
   Beginning of year................        16,840,229       17,489,432        23,691,227       23,566,939
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     18,447,695  $    16,840,229  $     26,287,438  $    23,691,227
                                      ================  ===============  ================  ===============

                                              LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                          VARIABLE DIVIDEND STRATEGY          VARIABLE LARGE CAP GROWTH
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (14,213)  $       (1,300)  $        (3,982)  $       (2,600)
   Net realized gains (losses)......           810,984          427,890            28,798           25,529
   Change in unrealized gains
     (losses) on investments........         1,599,752        1,376,327            33,738         (11,280)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,396,523        1,802,917            58,554           11,649
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           118,401          388,251             9,207            6,108
   Net transfers (including fixed
     account).......................         (184,985)        (166,956)            46,418          (2,298)
   Contract charges.................          (91,844)         (95,759)             (412)            (402)
   Transfers for contract benefits
     and terminations...............       (2,022,372)      (1,323,850)          (44,186)         (31,767)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,180,800)      (1,198,314)            11,027         (28,359)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............           215,723          604,603            69,581         (16,710)
NET ASSETS:
   Beginning of year................        14,930,164       14,325,561           216,950          233,660
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     15,145,887  $    14,930,164  $        286,531  $       216,950
                                      ================  ===============  ================  ===============

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP VALUE
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,703)  $          (690)
   Net realized gains (losses)......           29,619            15,651
   Change in unrealized gains
     (losses) on investments........           25,605            35,803
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           53,521            50,764
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              510                --
   Net transfers (including fixed
     account).......................            4,578            78,138
   Contract charges.................          (1,974)           (1,512)
   Transfers for contract benefits
     and terminations...............         (72,908)          (15,369)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (69,794)            61,257
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (16,273)           112,021
NET ASSETS:
   Beginning of year................          461,514           349,493
                                      ---------------  ----------------
   End of year......................  $       445,241  $        461,514
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              LMPVET CLEARBRIDGE                    LMPVET QS
                                           VARIABLE SMALL CAP GROWTH      VARIABLE CONSERVATIVE GROWTH
                                                  SUB-ACCOUNT                      SUB-ACCOUNT
                                       --------------------------------  -------------------------------
                                             2017             2016            2017            2016
                                       ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (66,125)  $      (60,526)  $       21,969  $        20,776
   Net realized gains (losses).......          271,023          248,667         288,834           56,559
   Change in unrealized gains
     (losses) on investments.........          760,137          (2,374)        (49,547)           58,162
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          965,035          185,767         261,256          135,497
                                       ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          217,642           90,499           7,574          135,756
   Net transfers (including fixed
     account)........................        (218,532)         (35,076)          17,897            9,499
   Contract charges..................         (32,006)         (30,394)        (18,178)         (16,978)
   Transfers for contract benefits
     and terminations................        (338,432)        (438,274)       (201,595)        (428,282)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (371,328)        (413,245)       (194,302)        (300,005)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................          593,707        (227,478)          66,954        (164,508)
NET ASSETS:
   Beginning of year.................        4,385,459        4,612,937       2,269,182        2,433,690
                                       ---------------  ---------------  --------------  ---------------
   End of year.......................  $     4,979,166  $     4,385,459  $    2,336,136  $     2,269,182
                                       ===============  ===============  ==============  ===============

                                                  LMPVET QS                          LMPVET QS
                                               VARIABLE GROWTH               VARIABLE MODERATE GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2017              2016            2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         3,823  $          (52)  $           341  $           232
   Net realized gains (losses).......          271,067           64,674            9,715            1,720
   Change in unrealized gains
     (losses) on investments.........         (44,857)           27,212          (2,533)            1,085
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          230,033           91,834            7,523            3,037
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           15,924            3,466               --               40
   Net transfers (including fixed
     account)........................            1,640            8,125             (70)              137
   Contract charges..................          (3,452)          (4,699)             (53)             (62)
   Transfers for contract benefits
     and terminations................        (235,687)         (95,927)            (264)          (5,369)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (221,575)         (89,035)            (387)          (5,254)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................            8,458            2,799            7,136          (2,217)
NET ASSETS:
   Beginning of year.................        1,411,867        1,409,068           50,644           52,861
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     1,420,325  $     1,411,867  $        57,780  $        50,644
                                       ===============  ===============  ===============  ===============

                                             LMPVIT WESTERN ASSET                 OPPENHEIMER VA
                                        VARIABLE GLOBAL HIGH YIELD BOND        MAIN STREET SMALL CAP
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       325,713  $       393,533  $      (30,681)  $      (44,856)
   Net realized gains (losses).......         (48,664)        (191,677)          449,588          229,805
   Change in unrealized gains
     (losses) on investments.........          312,160          900,004           98,948          463,640
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          589,209        1,101,860          517,855          648,589
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           53,585          181,338           19,834           24,887
   Net transfers (including fixed
     account)........................           51,908        (160,102)        (249,339)           21,289
   Contract charges..................         (57,769)         (55,993)         (32,628)         (31,275)
   Transfers for contract benefits
     and terminations................        (608,319)        (841,768)        (421,351)        (298,707)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (560,595)        (876,525)        (683,484)        (283,806)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................           28,614          225,335        (165,629)          364,783
NET ASSETS:
   Beginning of year.................        8,451,707        8,226,372        4,544,421        4,179,638
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     8,480,321  $     8,451,707  $     4,378,792  $     4,544,421
                                       ===============  ===============  ===============  ===============


                                             PIMCO VIT HIGH YIELD
                                                  SUB-ACCOUNT
                                       --------------------------------
                                            2017             2016
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         4,210  $         4,609
   Net realized gains (losses).......              551              994
   Change in unrealized gains
     (losses) on investments.........            1,268            7,076
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............            6,029           12,679
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --               --
   Net transfers (including fixed
     account)........................            4,901          (1,975)
   Contract charges..................            (693)            (763)
   Transfers for contract benefits
     and terminations................          (5,294)         (11,389)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....          (1,086)         (14,127)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................            4,943          (1,448)
NET ASSETS:
   Beginning of year.................          119,830          121,278
                                       ---------------  ---------------
   End of year.......................  $       124,773  $       119,830
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                           PIMCO VIT LOW DURATION            PIONEER VCT MID CAP VALUE
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (53)  $             39  $      (19,262)  $      (19,766)
   Net realized gains (losses)......              (3)                 5          224,327          134,159
   Change in unrealized gains
     (losses) on investments........                2              (62)           54,747          176,975
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             (54)              (18)          259,812          291,368
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --           42,096           85,256
   Net transfers (including fixed
     account).......................              703             (187)           53,543           35,654
   Contract charges.................            (367)             (410)         (13,213)         (11,089)
   Transfers for contract benefits
     and terminations...............          (3,105)           (2,343)        (224,275)        (116,118)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (2,769)           (2,940)        (141,849)          (6,297)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (2,823)           (2,958)          117,963          285,071
NET ASSETS:
   Beginning of year................           62,277            65,235        2,336,394        2,051,323
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $        59,454  $         62,277  $     2,454,357  $     2,336,394
                                      ===============  ================  ===============  ===============


                                       PIONEER VCT REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017              2016
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            81  $            192  $            296  $           172
   Net realized gains (losses)......              939             2,377             3,633            1,763
   Change in unrealized gains
     (losses) on investments........            (826)           (2,092)             8,979            6,116
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              194               477            12,908            8,051
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --                --               --
   Net transfers (including fixed
     account).......................               --                --             1,214           14,704
   Contract charges.................             (48)              (52)                --               --
   Transfers for contract benefits
     and terminations...............              (2)               (3)               (4)              (7)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..             (50)              (55)             1,210           14,697
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............              144               422            14,118           22,748
NET ASSETS:
   Beginning of year................           12,007            11,585            73,748           51,000
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $        12,151  $         12,007  $         87,866  $        73,748
                                      ===============  ================  ================  ===============

                                                                                       RUSSELL
                                         PUTNAM VT MULTI-CAP GROWTH         GLOBAL REAL ESTATE SECURITIES
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,317)  $          (888)  $           189   $           252
   Net realized gains (losses)......           23,548            30,356              164               253
   Change in unrealized gains
     (losses) on investments........           35,697          (14,929)              453             (380)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           57,928            14,539              806               125
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            7,345             8,149               --                --
   Net transfers (including fixed
     account).......................          (2,494)          (15,345)               --                --
   Contract charges.................               --                --               --                --
   Transfers for contract benefits
     and terminations...............         (14,271)          (12,410)              (2)               (2)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (9,420)          (19,606)              (2)               (2)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............           48,508           (5,067)              804               123
NET ASSETS:
   Beginning of year................          212,052           217,119            7,841             7,718
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $       260,560  $        212,052  $         8,645   $         7,841
                                      ===============  ================  ===============   ===============

                                                    RUSSELL
                                        INTERNATIONAL DEVELOPED MARKETS
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                            2017             2016
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            167  $           210
   Net realized gains (losses)......               508               12
   Change in unrealized gains
     (losses) on investments........             2,014            (111)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             2,689              111
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --
   Net transfers (including fixed
     account).......................                --               --
   Contract charges.................                --               --
   Transfers for contract benefits
     and terminations...............               (3)              (4)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (3)              (4)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............             2,686              107
NET ASSETS:
   Beginning of year................            11,552           11,445
                                      ----------------  ---------------
   End of year......................  $         14,238  $        11,552
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                            RUSSELL STRATEGIC BOND            RUSSELL U.S. SMALL CAP EQUITY
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      -----------------------------------  ----------------------------------
                                            2017              2016               2017              2016
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (9)  $              51  $           (51)  $           (18)
   Net realized gains (losses)......              (10)                679               327                 4
   Change in unrealized gains
     (losses) on investments........               596              (338)               319               637
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               577                392               595               623
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                 --                --                --
   Net transfers (including fixed
     account).......................                --                 --                --                --
   Contract charges.................                --                 --                --                --
   Transfers for contract benefits
     and terminations...............               (4)                (2)               (5)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)                (2)               (5)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............               573                390               590               619
NET ASSETS:
   Beginning of year................            23,697             23,307             4,257             3,638
                                      ----------------  -----------------  ----------------  ----------------
   End of year......................  $         24,270  $          23,697  $          4,847  $          4,257
                                      ================  =================  ================  ================

                                                                               TAP 1919 VARIABLE SOCIALLY
                                         RUSSELL U.S. STRATEGIC EQUITY             RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2017              2016               2017              2016
                                      ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (181)  $          (152)  $            (60)  $          (104)
   Net realized gains (losses)......             5,034             2,853                872               104
   Change in unrealized gains
     (losses) on investments........             3,789             1,070              1,183               680
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             8,642             3,771              1,995               680
                                      ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                 --                --
   Net transfers (including fixed
     account).......................                --                --                 --                --
   Contract charges.................                --                --               (35)              (38)
   Transfers for contract benefits
     and terminations...............               (4)               (4)              (700)           (3,706)
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)               (4)              (735)           (3,744)
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............             8,638             3,767              1,260           (3,064)
NET ASSETS:
   Beginning of year................            45,173            41,406             13,795            16,859
                                      ----------------  ----------------  -----------------  ----------------
   End of year......................  $         53,811  $         45,173  $          15,055  $         13,795
                                      ================  ================  =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
           OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Variable Annuity Account B (the "Separate Account"), a separate account of Brighthouse Life Insurance Company of NY ("Brighthouse NY" and the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). Brighthouse NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company ("Brighthouse Insurance"), which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY and the Separate Account changed its name from First MetLife Investors Variable Annuity Account One to Brighthouse Variable Annuity Account B.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Insurance. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife, Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Blackrock Variable Series Funds, Inc. ("BlackRock")        Oppenheimer Variable Account Funds ("Oppenheimer
Brighthouse Funds Trust I ("BHFTI")*                         VA")
Brighthouse Funds Trust II ("BHFTII")*                     PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                              Russell Investment Funds ("Russell")
Legg Mason Partners Variable Equity Trust ("LMPVET")       Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

American Funds Bond Sub-Account (a)                     BHFTI JPMorgan Small Cap Value Sub-Account (a)
American Funds Global Growth Sub-Account (a)            BHFTI Loomis Sayles Global Markets Sub-Account
American Funds Global Small Capitalization              BHFTI MetLife Multi-Index Targeted Risk
   Sub-Account                                            Sub-Account
American Funds Growth Sub-Account                       BHFTI MFS Research International Sub-Account (a)
American Funds Growth-Income Sub-Account (a)            BHFTI Morgan Stanley Mid Cap Growth
BHFTI AB Global Dynamic Allocation Sub-Account            Sub-Account (a)
BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI Oppenheimer Global Equity Sub-Account
   Plus Sub-Account                                     BHFTI PanAgora Global Diversified Risk
BHFTI American Funds Balanced Allocation                  Sub-Account
   Sub-Account                                          BHFTI PIMCO Inflation Protected Bond Sub-Account
BHFTI American Funds Growth Allocation                  BHFTI PIMCO Total Return Sub-Account (a)
   Sub-Account                                          BHFTI Pyramis Government Income Sub-Account
BHFTI American Funds Growth Sub-Account                 BHFTI Schroders Global Multi-Asset Sub-Account
BHFTI American Funds Moderate Allocation                BHFTI Schroders Global Multi-Asset II Sub-Account
   Sub-Account                                          BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account              BHFTI SSGA Growth ETF Sub-Account
BHFTI BlackRock Global Tactical Strategies              BHFTI T. Rowe Price Large Cap Value
   Sub-Account                                            Sub-Account (a)
BHFTI BlackRock High Yield Sub-Account (a)              BHFTI T. Rowe Price Mid Cap Growth Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account      BHFTI Victory Sycamore Mid Cap Value
BHFTI Brighthouse Balanced Plus Sub-Account               Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)       BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse/Aberdeen Emerging Markets               Sub-Account
   Equity Sub-Account (a)                               BHFTII Baillie Gifford International Stock
BHFTI Brighthouse/Eaton Vance Floating Rate               Sub-Account
   Sub-Account                                          BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Franklin Low Duration Total           BHFTII BlackRock Capital Appreciation
   Return Sub-Account                                     Sub-Account (a)
BHFTI Brighthouse/Templeton International Bond          BHFTII BlackRock Ultra-Short Term Bond
   Sub-Account                                            Sub-Account (a)
BHFTI Brighthouse/Wellington Large Cap Research         BHFTII Brighthouse Asset Allocation 20 Sub-Account
   Sub-Account (a)                                      BHFTII Brighthouse Asset Allocation 40 Sub-Account
BHFTI Clarion Global Real Estate Sub-Account (a)        BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI ClearBridge Aggressive Growth                     BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account (a)                                      BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Harris Oakmark International Sub-Account (a)        Sub-Account
BHFTI Invesco Balanced-Risk Allocation                  BHFTII Brighthouse/Dimensional International Small
   Sub-Account                                            Company Sub-Account
BHFTI Invesco Comstock Sub-Account                      BHFTII Brighthouse/Wellington Core Equity
BHFTI Invesco Small Cap Growth Sub-Account (a)            Opportunities Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account (a)                BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI JPMorgan Global Active Allocation                 BHFTII Jennison Growth Sub-Account (a)
   Sub-Account                                          BHFTII Loomis Sayles Small Cap Core Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII Loomis Sayles Small Cap Growth Sub-Account        LMPVET ClearBridge Variable Appreciation
BHFTII MetLife Aggregate Bond Index Sub-Account             Sub-Account (a)
BHFTII MetLife Mid Cap Stock Index Sub-Account           LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife MSCI EAFE Index Sub-Account                  Sub-Account (a)
BHFTII MetLife Russell 2000 Index Sub-Account            LMPVET ClearBridge Variable Large Cap Growth
BHFTII MetLife Stock Index Sub-Account (a)                  Sub-Account
BHFTII MFS Total Return Sub-Account (a)                  LMPVET ClearBridge Variable Large Cap Value
BHFTII MFS Value Sub-Account (a)                            Sub-Account
BHFTII Neuberger Berman Genesis Sub-Account (a)          LMPVET ClearBridge Variable Small Cap Growth
BHFTII T. Rowe Price Large Cap Growth                       Sub-Account (a)
   Sub-Account (a)                                       LMPVET QS Variable Conservative Growth
BHFTII T. Rowe Price Small Cap Growth                       Sub-Account
   Sub-Account                                           LMPVET QS Variable Growth Sub-Account
BHFTII VanEck Global Natural Resources                   LMPVET QS Variable Moderate Growth Sub-Account
   Sub-Account                                           LMPVIT Western Asset Variable Global High Yield
BHFTII Western Asset Management Strategic Bond              Bond Sub-Account (a)
   Opportunities Sub-Account (a)                         Oppenheimer VA Main Street Small Cap Sub-Account
BHFTII Western Asset Management U.S. Government          PIMCO VIT High Yield Sub-Account
   Sub-Account (a)                                       PIMCO VIT Low Duration Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  Pioneer VCT Mid Cap Value Sub-Account
Fidelity VIP Equity-Income Sub-Account                   Pioneer VCT Real Estate Shares Sub-Account
Fidelity VIP Mid Cap Sub-Account                         Putnam VT Equity Income Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   Putnam VT Multi-Cap Growth Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Russell Global Real Estate Securities Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Russell International Developed Markets Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             Russell Strategic Bond Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             Russell U.S. Small Cap Equity Sub-Account
Invesco V.I. Equity and Income Sub-Account               Russell U.S. Strategic Equity Sub-Account
Invesco V.I. International Growth Sub-Account (a)        TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account
   Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2017:

BHFTI Brighthouse/Artisan International Sub-Account
BHFTI TCW Core Fixed Income Sub-Account
BHFTII BlackRock Large Cap Value Sub-Account
BlackRock Global Allocation V.I. Sub-Account
VIF Global Infrastructure Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                                 New Name

(MIST) Goldman Sachs Mid Cap Value Portfolio                (BHFTI) Wells Capital Management Mid Cap Value
                                                              Portfolio
(MIST) Invesco Mid Cap Value Portfolio                      (BHFTI) Victory Sycamore Mid Cap Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity                 (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                  Equity Portfolio
(MIST) Met/Artisan International Portfolio                  (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio              (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                              Portfolio
(MIST) Met/Franklin Low Duration Total Return               (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                                  Return Portfolio
(MIST) Met/Templeton International Bond Portfolio           (BHFTI) Brighthouse/Templeton International Bond
                                                              Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio          (BHFTI) Brighthouse/Wellington Large Cap Research
                                                              Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio               (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                      (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                    (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                       (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio               (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                   (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                              Portfolio
(MSF) Met/Dimensional International Small Company           (BHFTII) Brighthouse/Dimensional International
   Portfolio                                                  Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities              (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                  Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio                 (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio                 (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio                 (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio                 (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                             (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                          (BHFTII) MetLife Russell 2000 Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio            (BHFTII) VanEck Global Natural Resources Portfolio
Russell Aggressive Equity Portfolio                         Russell U.S. Small Cap Equity Portfolio
Russell Core Bond Portfolio                                 Russell Strategic Bond Portfolio
Russell Multi-Style Equity Portfolio                        Russell U.S. Strategic Equity Portfolio
Russell Non-U.S. Portfolio                                  Russell International Developed Markets Portfolio

TRUST NAME CHANGES:

Former Name                                               New Name

Met Investors Series Trust (MIST)                         Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                            Brighthouse Funds Trust II (BHFTII)
Universal Institutional Funds (UIF)                       Morgan Stanley Variable Insurance Fund, Inc. (VIF)

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

First MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account B

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ---------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     ---------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     ---------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     ---------------------------------------------------------------------------------------------------------------------------

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.40%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017                DECEMBER 31, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    --------------    -------------    --------------
     American Funds Bond Sub-Account............................        899,831         9,677,131        1,021,704           750,603
     American Funds Global Growth Sub-Account...................        864,722        19,990,517        1,204,455         3,265,914
     American Funds Global Small Capitalization Sub-Account.....        210,025         4,049,187           68,717           606,976
     American Funds Growth Sub-Account..........................        710,235        42,860,360        5,550,354         8,836,255
     American Funds Growth-Income Sub-Account...................        594,229        24,130,375        2,402,645         3,554,439
     BHFTI AB Global Dynamic Allocation Sub-Account.............     12,319,629       127,018,523        3,077,945        14,826,037
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................        384,690         4,132,154        1,247,938           245,544
     BHFTI American Funds Balanced Allocation Sub-Account.......     21,340,941       197,043,920       21,524,099        24,619,441
     BHFTI American Funds Growth Allocation Sub-Account.........     10,972,148        95,376,048       15,881,666        13,333,460
     BHFTI American Funds Growth Sub-Account....................      4,778,254        44,880,894        6,860,023         7,242,321
     BHFTI American Funds Moderate Allocation Sub-Account.......     10,731,635       100,876,486        7,959,018        15,199,954
     BHFTI AQR Global Risk Balanced Sub-Account.................     13,880,465       144,706,790        9,110,520        12,607,463
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....     25,858,651       256,457,856        7,297,625        26,448,822
     BHFTI BlackRock High Yield Sub-Account.....................      2,506,097        19,922,749        2,052,219         2,588,856
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........      8,469,512        93,521,018        8,221,112        14,647,781
     BHFTI Brighthouse Balanced Plus Sub-Account................     40,208,395       418,398,095       43,094,669        24,618,592
     BHFTI Brighthouse Small Cap Value Sub-Account..............      2,014,307        29,641,582        1,987,121         5,520,313
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................      2,923,180        28,901,114        1,888,605         4,708,615
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....        597,350         6,153,506        1,072,275         1,512,142
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................      1,758,618        17,268,538        3,356,795         4,901,931
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................        289,108         3,277,652          200,937           466,474
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................        111,574         1,184,407          148,589           205,029
     BHFTI Clarion Global Real Estate Sub-Account...............      1,806,064        20,697,069        1,438,330         2,661,137
     BHFTI ClearBridge Aggressive Growth Sub-Account............      2,760,437        30,432,708        1,403,505         8,136,534
     BHFTI Harris Oakmark International Sub-Account.............      3,566,766        50,647,750        2,659,448        11,011,756
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........      4,446,257        45,635,616        8,423,775         3,920,640
     BHFTI Invesco Comstock Sub-Account.........................      2,469,658        30,167,196        2,395,032         5,819,587
     BHFTI Invesco Small Cap Growth Sub-Account.................      1,938,315        26,767,691        3,631,530         4,145,076
     BHFTI JPMorgan Core Bond Sub-Account.......................      2,971,233        30,968,595        4,286,157         3,271,670
     BHFTI JPMorgan Global Active Allocation Sub-Account........      5,339,036        58,780,949        4,650,915         8,372,646
     BHFTI JPMorgan Small Cap Value Sub-Account.................        238,504         3,486,691          463,593           580,942
     BHFTI Loomis Sayles Global Markets Sub-Account.............      1,102,601        14,072,905          994,903         2,711,756
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........      3,793,209        45,013,671        7,298,989         3,372,156
     BHFTI MFS Research International Sub-Account...............      2,604,954        28,836,085        1,030,497         5,173,959
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............        607,895         7,298,122          257,525         1,592,160
     BHFTI Oppenheimer Global Equity Sub-Account................        172,595         3,071,684          120,524           934,988
     BHFTI PanAgora Global Diversified Risk Sub-Account.........        380,462         4,058,618        1,459,118           947,121
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........      6,440,661        69,089,856        3,815,221         4,019,231
     BHFTI PIMCO Total Return Sub-Account.......................     12,098,681       141,881,007        8,552,096         8,378,225
     BHFTI Pyramis Government Income Sub-Account................      4,296,362        46,106,267        3,582,804         4,865,565
     BHFTI Schroders Global Multi-Asset II Sub-Account..........      1,887,288        21,486,379        8,208,089         2,404,519
     BHFTI Schroders Global Multi-Asset Sub-Account.............      2,107,984        23,635,483        2,302,559         2,130,890
     BHFTI SSGA Growth and Income ETF Sub-Account...............      7,559,631        84,097,550        4,904,600        11,641,666
     BHFTI SSGA Growth ETF Sub-Account..........................      4,018,323        45,226,701        2,782,159         8,117,724
     BHFTI T. Rowe Price Large Cap Value Sub-Account............      1,621,286        45,227,879        7,283,933         9,130,560
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............      4,163,881        38,943,701        4,599,560         7,274,777
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........        952,602        15,842,576          813,979         2,470,503
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................      1,870,505        24,553,512          735,621         2,879,925
     BHFTII Baillie Gifford International Stock Sub-Account.....      1,165,734        11,095,526          563,231         3,446,376
     BHFTII BlackRock Bond Income Sub-Account...................         81,021         8,645,166          901,577           678,111

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------    --------------   --------------
     BHFTII BlackRock Capital Appreciation Sub-Account..........         37,087         1,062,757           85,507           207,768
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........        480,809        48,146,772       19,932,952        21,031,034
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........        748,870         8,162,369        4,470,512         5,255,402
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........     30,547,125       366,598,942       22,064,776        53,621,548
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........     42,283,040       532,685,373       34,271,789        67,690,115
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........     30,766,376       422,694,371       33,820,231        51,545,924
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......         58,603        12,408,427          513,243         2,055,978
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................        389,699         5,508,384        1,450,230         1,551,775
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................      2,640,803        77,397,659        5,366,148        10,805,364
     BHFTII Frontier Mid Cap Growth Sub-Account.................        245,414         7,323,584          244,024         1,504,784
     BHFTII Jennison Growth Sub-Account.........................      3,035,882        37,804,312        3,852,756        10,281,206
     BHFTII Loomis Sayles Small Cap Core Sub-Account............          3,095           737,579           83,960            94,789
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         37,807           418,474           55,920            98,446
     BHFTII MetLife Aggregate Bond Index Sub-Account............      1,659,101        18,054,220        2,701,755         1,434,172
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............        432,781         6,934,861        1,891,837         1,410,384
     BHFTII MetLife MSCI EAFE Index Sub-Account.................        522,782         6,218,403        1,289,443         1,072,165
     BHFTII MetLife Russell 2000 Index Sub-Account..............        538,299         9,117,303        1,494,266         1,254,975
     BHFTII MetLife Stock Index Sub-Account.....................      1,037,371        36,663,276        4,384,991        10,385,135
     BHFTII MFS Total Return Sub-Account........................         44,275         6,342,735          793,682           903,773
     BHFTII MFS Value Sub-Account...............................      1,527,092        22,738,943        3,033,666         4,187,963
     BHFTII Neuberger Berman Genesis Sub-Account................        563,665         8,550,264        1,240,081         1,943,819
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........      1,060,852        22,324,713        3,369,319         4,558,269
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........         21,753           327,659           37,509            87,217
     BHFTII VanEck Global Natural Resources Sub-Account.........        463,220         5,359,521          926,644           621,987
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................      5,245,414        68,216,317        5,572,232         7,805,341
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................      2,214,120        26,497,377        3,215,251         4,122,649
     Fidelity VIP Contrafund Sub-Account........................        555,960        16,001,230        1,667,903         2,304,413
     Fidelity VIP Equity-Income Sub-Account.....................          2,765            57,849            2,260             5,019
     Fidelity VIP Mid Cap Sub-Account...........................        457,755        13,867,388        1,102,786         2,078,785
     FTVIPT Franklin Income VIP Sub-Account.....................      1,333,184        20,428,127        1,177,446         2,146,576
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............        192,642         3,432,989          329,743           421,212
     FTVIPT Franklin Small Cap Value VIP Sub-Account............        208,639         3,652,572          430,807           314,106
     FTVIPT Templeton Foreign VIP Sub-Account...................        788,073        11,895,114          431,378         1,468,939
     FTVIPT Templeton Global Bond VIP Sub-Account...............        650,318        11,831,449          278,290           852,800
     Invesco V.I. Equity and Income Sub-Account.................        984,127        14,822,876          969,617         2,265,539
     Invesco V.I. International Growth Sub-Account..............        277,740         7,731,929          307,140         1,192,719
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................        678,804        14,106,695        1,734,569         1,566,201
     LMPVET ClearBridge Variable Appreciation Sub-Account.......        626,343        17,351,996        1,351,817         2,075,537
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................        756,639         9,457,131          273,838         2,468,852
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         11,634           225,582           78,987            54,712
     LMPVET ClearBridge Variable Large Cap Value
       Sub-Account..............................................         20,777           343,008           25,225            84,009
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................        192,003         3,561,457          368,066           702,951
     LMPVET QS Variable Conservative Growth Sub-Account.........        159,574         2,078,255          314,666           244,492
     LMPVET QS Variable Growth Sub-Account......................         98,225         1,270,449          263,969           263,078
     LMPVET QS Variable Moderate Growth Sub-Account.............          4,149            50,593           10,605             1,226
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................      1,161,605         9,103,612          596,313           831,188

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 --------------    -------------    --------------    --------------
     Oppenheimer VA Main Street Small Cap Sub-Account..........         172,259        3,189,563           358,594           839,006
     PIMCO VIT High Yield Sub-Account..........................          15,856          114,227             9,256             6,128
     PIMCO VIT Low Duration Sub-Account........................           5,807           59,513             1,367             4,194
     Pioneer VCT Mid Cap Value Sub-Account.....................         117,604        2,168,333           342,151           307,984
     Pioneer VCT Real Estate Shares Sub-Account................             787            6,269             1,085               249
     Putnam VT Equity Income Sub-Account.......................           3,292           57,894             8,072             4,180
     Putnam VT Multi-Cap Growth Sub-Account....................           6,560          154,447            25,950            20,134
     Russell Global Real Estate Securities Sub-Account.........             584            8,124               459               116
     Russell International Developed Markets Sub-Account.......           1,086           11,222               820               180
     Russell Strategic Bond Sub-Account........................           2,341           24,848               325               339
     Russell U.S. Small Cap Equity Sub-Account.................             296            3,894               323                61
     Russell U.S. Strategic Equity Sub-Account.................           2,904           44,101             5,414               692
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account.............................................             540           16,954             1,179               948

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                                                        AMERICAN FUNDS                AMERICAN FUNDS
                                       AMERICAN FUNDS BOND               GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2017            2016            2017           2016           2017           2016
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         510,982         565,472         568,974        612,272        121,273        123,980
Units issued and transferred
   from other funding options..          62,049          26,487          32,117         30,683          2,466         10,877
Units redeemed and transferred
   to other funding options....        (56,312)        (80,977)        (71,604)       (73,981)       (13,808)       (13,584)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         516,719         510,982         529,487        568,974        109,931        121,273
                                 ==============  ==============  ==============  =============  =============  =============


                                                                        AMERICAN FUNDS                  BHFTI AB GLOBAL
                                     AMERICAN FUNDS GROWTH               GROWTH-INCOME                DYNAMIC ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        193,398         216,165         155,816         171,529      12,052,765      12,613,899
Units issued and transferred
   from other funding options..          1,756           3,988          31,247           6,251         269,886         529,895
Units redeemed and transferred
   to other funding options....       (27,734)        (26,755)        (17,700)        (21,964)     (1,168,669)     (1,091,029)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        167,420         193,398         169,363         155,816      11,153,982      12,052,765
                                 =============  ==============  ==============  ==============  ==============  ==============

                                 BHFTI ALLIANZ GLOBAL INVESTORS       BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                    DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -------------------------------  -----------------------------  -----------------------------
                                      2017            2016             2017           2016            2017           2016
                                  -------------  -------------    -------------  --------------  --------------  -------------

Units beginning of year........       3,030,817      2,419,872       15,611,686      16,602,026       7,212,209      7,658,016
Units issued and transferred
   from other funding options..       1,132,787        950,762          879,845         861,350         716,861        295,082
Units redeemed and transferred
   to other funding options....       (268,161)      (339,817)      (1,837,438)     (1,851,690)       (956,159)      (740,889)
                                  -------------  -------------    -------------  --------------  --------------  -------------
Units end of year..............       3,895,443      3,030,817       14,654,093      15,611,686       6,972,911      7,212,209
                                  =============  =============    =============  ==============  ==============  =============


                                     BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS                   BHFTI
                                            GROWTH                   MODERATE ALLOCATION         AQR GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2017           2016            2017           2016           2017            2016
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      4,340,981       4,464,645       8,497,805      8,864,010     12,028,480     13,270,365
Units issued and transferred
   from other funding options..        431,397         474,133         254,562        367,705        344,333        399,413
Units redeemed and transferred
   to other funding options....      (638,861)       (597,797)     (1,142,833)      (733,910)    (1,241,014)    (1,641,298)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      4,133,517       4,340,981       7,609,534      8,497,805     11,131,799     12,028,480
                                 =============  ==============  ==============  =============  =============  =============

                                         BHFTI BLACKROCK                                              BHFTI BRIGHTHOUSE
                                   GLOBAL TACTICAL STRATEGIES     BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017            2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........      22,869,283      24,563,596        722,071         772,951       6,274,951      6,569,734
Units issued and transferred
   from other funding options..         513,655         826,624         60,624          99,370         102,048        190,158
Units redeemed and transferred
   to other funding options....     (2,148,069)     (2,520,937)      (105,971)       (150,250)       (757,147)      (484,941)
                                 --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............      21,234,869      22,869,283        676,724         722,071       5,619,852      6,274,951
                                 ==============  ==============  =============  ==============  ==============  =============


                                       BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE         BHFTI BRIGHTHOUSE/ABERDEEN
                                         BALANCED PLUS                 SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017           2016            2017           2016
                                 --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year........      32,202,037     32,062,067       1,246,908      1,419,455      3,035,429       3,357,805
Units issued and transferred
   from other funding options..       2,243,206      2,536,592          64,756         80,013        263,176         276,918
Units redeemed and transferred
   to other funding options....     (2,543,811)    (2,396,622)       (220,281)      (252,560)      (500,565)       (599,294)
                                 --------------  -------------  --------------  -------------  -------------  --------------
Units end of year..............      31,901,432     32,202,037       1,091,383      1,246,908      2,798,040       3,035,429
                                 ==============  =============  ==============  =============  =============  ==============

                                    BHFTI BRIGHTHOUSE/EATON       BHFTI BRIGHTHOUSE/FRANKLIN     BHFTI BRIGHTHOUSE/TEMPLETON
                                      VANCE FLOATING RATE          LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2017           2016            2017            2016            2017           2016
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........         572,091        646,450       1,865,856       1,944,003        250,541         239,083
Units issued and transferred
   from other funding options..          92,613         89,915         409,417         351,561         24,953          37,563
Units redeemed and transferred
   to other funding options....       (141,970)      (164,274)       (565,040)       (429,708)       (42,033)        (26,105)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............         522,734        572,091       1,710,233       1,865,856        233,461         250,541
                                 ==============  =============  ==============  ==============  =============  ==============


                                 BHFTI BRIGHTHOUSE/WELLINGTON            BHFTI CLARION                BHFTI CLEARBRIDGE
                                      LARGE CAP RESEARCH              GLOBAL REAL ESTATE              AGGRESSIVE GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------   -------------  --------------  --------------  -------------

Units beginning of year........         96,070         105,203       1,243,407       1,380,633       3,226,408      3,593,923
Units issued and transferred
   from other funding options..          3,736           3,973         114,722          86,168         154,259        275,029
Units redeemed and transferred
   to other funding options....        (9,478)        (13,106)       (202,903)       (223,394)       (530,617)      (642,544)
                                 -------------  --------------   -------------  --------------  --------------  -------------
Units end of year..............         90,328          96,070       1,155,226       1,243,407       2,850,050      3,226,408
                                 =============  ==============   =============  ==============  ==============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                         BHFTI HARRIS                  BHFTI INVESCO
                                     OAKMARK INTERNATIONAL       BALANCED-RISK ALLOCATION        BHFTI INVESCO COMSTOCK
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017            2016          2017            2016
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       2,141,065      2,327,027     35,997,671     32,854,167      2,194,769      2,440,674
Units issued and transferred
   from other funding options..         131,343        240,614      5,362,254      7,582,770         92,606        120,916
Units redeemed and transferred
   to other funding options....       (418,225)      (426,576)    (4,855,417)    (4,439,266)      (351,731)      (366,821)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       1,854,183      2,141,065     36,504,508     35,997,671      1,935,644      2,194,769
                                 ==============  =============  =============  =============  =============  =============


                                          BHFTI INVESCO                                              BHFTI JPMORGAN
                                        SMALL CAP GROWTH          BHFTI JPMORGAN CORE BOND      GLOBAL ACTIVE ALLOCATION
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2017            2016           2017           2016           2017           2016
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........         924,203       1,002,342      2,700,472      2,699,320     50,757,669     47,107,126
Units issued and transferred
   from other funding options..          52,489          77,251        496,631        500,730      4,173,059      9,554,548
Units redeemed and transferred
   to other funding options....       (146,988)       (155,390)      (427,961)      (499,578)    (7,823,736)    (5,904,005)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............         829,704         924,203      2,769,142      2,700,472     47,106,992     50,757,669
                                 ==============  ==============  =============  =============  =============  =============

                                        BHFTI JPMORGAN                  BHFTI LOOMIS                   BHFTI METLIFE
                                        SMALL CAP VALUE             SAYLES GLOBAL MARKETS        MULTI-INDEX TARGETED RISK
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........        190,834         214,127      1,036,206       1,142,649     29,527,314     25,386,319
Units issued and transferred
   from other funding options..         13,163           6,755         60,625          82,703      4,872,381      7,930,108
Units redeemed and transferred
   to other funding options....       (26,409)        (30,048)      (148,976)       (189,146)    (3,045,624)    (3,789,113)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............        177,588         190,834        947,855       1,036,206     31,354,071     29,527,314
                                 =============  ==============  =============  ==============  =============  =============


                                      BHFTI MFS RESEARCH            BHFTI MORGAN STANLEY              BHFTI OPPENHEIMER
                                         INTERNATIONAL                 MID CAP GROWTH                   GLOBAL EQUITY
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2017           2016            2017           2016            2017            2016
                                 --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year........       2,049,260      2,153,196         600,877        594,647         154,613         164,302
Units issued and transferred
   from other funding options..          65,084        160,130          25,425         70,252           3,616          10,100
Units redeemed and transferred
   to other funding options....       (314,098)      (264,066)        (84,631)       (64,022)        (29,309)        (19,789)
                                 --------------  -------------  --------------  -------------  --------------  --------------
Units end of year..............       1,800,246      2,049,260         541,671        600,877         128,920         154,613
                                 ==============  =============  ==============  =============  ==============  ==============

                                       BHFTI PANAGORA              BHFTI PIMCO INFLATION
                                   GLOBAL DIVERSIFIED RISK            PROTECTED BOND           BHFTI PIMCO TOTAL RETURN
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2017           2016           2017            2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........      3,240,050        904,034      4,421,076      4,837,263      7,773,045       8,485,580
Units issued and transferred
   from other funding options..      1,465,031      3,204,151        531,955        318,166        866,255         717,566
Units redeemed and transferred
   to other funding options....      (973,580)      (868,135)      (542,938)      (734,353)      (908,340)     (1,430,101)
                                 -------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............      3,731,501      3,240,050      4,410,093      4,421,076      7,730,960       7,773,045
                                 =============  =============  =============  =============  =============  ==============


                                        BHFTI PYRAMIS                 BHFTI SCHRODERS               BHFTI SCHRODERS
                                      GOVERNMENT INCOME            GLOBAL MULTI-ASSET II          GLOBAL MULTI-ASSET
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2017           2016            2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........      4,300,993      4,341,821      1,364,876      1,488,949     19,337,757      19,308,600
Units issued and transferred
   from other funding options..        436,062        495,474        723,915        356,015      1,858,743       2,012,624
Units redeemed and transferred
   to other funding options....      (587,818)      (536,302)      (253,257)      (480,088)    (2,050,205)     (1,983,467)
                                 -------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............      4,149,237      4,300,993      1,835,534      1,364,876     19,146,295      19,337,757
                                 =============  =============  =============  =============  =============  ==============

                                    BHFTI SSGA GROWTH AND                                        BHFTI T. ROWE PRICE
                                         INCOME ETF                BHFTI SSGA GROWTH ETF           LARGE CAP VALUE
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017           2016            2017           2016           2017          2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,009,768      6,361,369      3,297,259      3,576,953        712,260        822,870
Units issued and transferred
   from other funding options..        243,050        179,322        104,292        123,959         35,772         49,449
Units redeemed and transferred
   to other funding options....      (738,372)      (530,923)      (490,670)      (403,653)      (115,796)      (160,059)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      5,514,446      6,009,768      2,910,881      3,297,259        632,236        712,260
                                 =============  =============  =============  =============  =============  =============


                                     BHFTI T. ROWE PRICE         BHFTI VICTORY SYCAMORE           BHFTI WELLS CAPITAL
                                       MID CAP GROWTH                 MID CAP VALUE            MANAGEMENT MID CAP VALUE
                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017          2016           2017           2016            2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,347,030      2,528,906        514,649        541,952        998,992      1,091,026
Units issued and transferred
   from other funding options..         88,982        223,958         39,951         47,796         54,279         66,185
Units redeemed and transferred
   to other funding options....      (374,847)      (405,834)       (79,299)       (75,099)      (137,086)      (158,219)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,061,165      2,347,030        475,301        514,649        916,185        998,992
                                 =============  =============  =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                     BHFTII BAILLIE GIFFORD                  BHFTII                     BHFTII BLACKROCK
                                       INTERNATIONAL STOCK            BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       1,150,477       1,261,509         139,016         143,286          89,036          87,289
Units issued and transferred
   from other funding options..          53,095         126,398          15,026          14,738           2,121           5,306
Units redeemed and transferred
   to other funding options....       (242,175)       (237,430)        (13,890)        (19,008)         (7,585)         (3,559)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         961,397       1,150,477         140,152         139,016          83,572          89,036
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                       BHFTII BLACKROCK              BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                     ULTRA-SHORT TERM BOND           ASSET ALLOCATION 20            ASSET ALLOCATION 40
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........      5,048,494       5,175,195        621,725         528,487     25,163,031      27,623,837
Units issued and transferred
   from other funding options..      3,025,642       3,004,996        325,088         427,846        511,317         760,174
Units redeemed and transferred
   to other funding options....    (2,854,607)     (3,131,697)      (361,996)       (334,608)    (3,355,138)     (3,220,980)
                                 -------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............      5,219,529       5,048,494        584,817         621,725     22,319,210      25,163,031
                                 =============  ==============  =============  ==============  =============  ==============


                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE         BHFTII BRIGHTHOUSE/ARTISAN
                                       ASSET ALLOCATION 60             ASSET ALLOCATION 80               MID CAP VALUE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      33,270,831      35,981,037      25,900,408      28,152,718         649,443         727,452
Units issued and transferred
   from other funding options..         963,400         791,627         589,675         707,382          46,619          37,873
Units redeemed and transferred
   to other funding options....     (4,101,661)     (3,501,833)     (2,938,327)     (2,959,692)       (106,173)       (115,882)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      30,132,570      33,270,831      23,551,756      25,900,408         589,889         649,443
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                            BHFTII                         BHFTII
                                    BRIGHTHOUSE/DIMENSIONAL        BRIGHTHOUSE/WELLINGTON                 BHFTII
                                  INTERNATIONAL SMALL COMPANY     CORE EQUITY OPPORTUNITIES       FRONTIER MID CAP GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2017            2016            2017           2016           2017            2016
                                 -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........        240,869         260,140      3,460,828       3,429,684        408,397         451,369
Units issued and transferred
   from other funding options..         50,633          25,929        151,749         582,890          4,874          25,928
Units redeemed and transferred
   to other funding options....       (67,012)        (45,200)      (453,689)       (551,746)       (64,349)        (68,900)
                                 -------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............        224,490         240,869      3,158,888       3,460,828        348,922         408,397
                                 =============  ==============  =============  ==============  =============  ==============

                                                                       BHFTII LOOMIS                 BHFTII LOOMIS
                                    BHFTII JENNISON GROWTH         SAYLES SMALL CAP CORE        SAYLES SMALL CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,215,010      2,402,666         13,831         14,846         25,557         28,005
Units issued and transferred
   from other funding options..         44,021        158,936            557            996          1,483          1,932
Units redeemed and transferred
   to other funding options....      (416,714)      (346,592)        (1,409)        (2,011)        (4,248)        (4,380)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,842,317      2,215,010         12,979         13,831         22,792         25,557
                                 =============  =============  =============  =============  =============  =============


                                        BHFTII METLIFE                BHFTII METLIFE                BHFTII METLIFE
                                     AGGREGATE BOND INDEX           MID CAP STOCK INDEX             MSCI EAFE INDEX
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,077,178        897,469        252,724        259,569        469,663        491,903
Units issued and transferred
   from other funding options..        213,459        382,232         52,500         55,713         89,839         51,144
Units redeemed and transferred
   to other funding options....      (145,169)      (202,523)       (50,499)       (62,558)       (78,033)       (73,384)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,145,468      1,077,178        254,725        252,724        481,469        469,663
                                 =============  =============  =============  =============  =============  =============

                                         BHFTII METLIFE
                                       RUSSELL 2000 INDEX         BHFTII METLIFE STOCK INDEX        BHFTII MFS TOTAL RETURN
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........         361,122         392,896       2,397,621      2,448,388         126,252         140,275
Units issued and transferred
   from other funding options..          42,356          43,416         175,733        380,697           5,888           6,080
Units redeemed and transferred
   to other funding options....        (46,535)        (75,190)       (492,500)      (431,464)        (14,352)        (20,103)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............         356,943         361,122       2,080,854      2,397,621         117,788         126,252
                                 ==============  ==============  ==============  =============  ==============  ==============


                                                                          BHFTII                    BHFTII T. ROWE
                                       BHFTII MFS VALUE          NEUBERGER BERMAN GENESIS       PRICE LARGE CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017            2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        920,511        954,325        467,759        518,912      1,195,673      1,214,561
Units issued and transferred
   from other funding options..         65,974        176,162         23,142         34,517        130,120        233,921
Units redeemed and transferred
   to other funding options....      (161,190)      (209,976)       (77,624)       (85,670)      (242,812)      (252,809)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        825,295        920,511        413,277        467,759      1,082,981      1,195,673
                                 =============  =============  =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                                                                                           BHFTII
                                         BHFTII T. ROWE                  BHFTII VANECK            WESTERN ASSET MANAGEMENT
                                     PRICE SMALL CAP GROWTH        GLOBAL NATURAL RESOURCES     STRATEGIC BOND OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........          14,995          16,556        364,533         482,930       2,294,873             700
Units issued and transferred
   from other funding options..             201             526        104,041          77,357         186,023       2,493,692
Units redeemed and transferred
   to other funding options....         (2,269)         (2,087)       (66,964)       (195,754)       (307,300)       (199,519)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............          12,927          14,995        401,610         364,533       2,173,596       2,294,873
                                 ==============  ==============  =============  ==============  ==============  ==============


                                             BHFTII
                                    WESTERN ASSET MANAGEMENT
                                         U.S. GOVERNMENT            FIDELITY VIP CONTRAFUND       FIDELITY VIP EQUITY-INCOME
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........       1,530,869       1,586,953         401,852        401,103           2,475           3,431
Units issued and transferred
   from other funding options..         248,636         235,477         103,693         45,827              --              --
Units redeemed and transferred
   to other funding options....       (311,001)       (291,561)        (43,318)       (45,078)           (178)           (956)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............       1,468,504       1,530,869         462,227        401,852           2,297           2,475
                                 ==============  ==============  ==============  =============  ==============  ==============

                                                                                                          FTVIPT
                                      FIDELITY VIP MID CAP        FTVIPT FRANKLIN INCOME VIP    FRANKLIN MUTUAL SHARES VIP
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2017            2016            2017           2016           2017           2016
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         249,389         263,325         346,722        384,412        122,275        129,815
Units issued and transferred
   from other funding options..           8,880          11,328          11,529         12,255          4,299          5,868
Units redeemed and transferred
   to other funding options....        (31,632)        (25,264)        (35,189)       (49,945)       (12,625)       (13,408)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         226,637         249,389         323,062        346,722        113,949        122,275
                                 ==============  ==============  ==============  =============  =============  =============


                                            FTVIPT                          FTVIPT                          FTVIPT
                                 FRANKLIN SMALL CAP VALUE VIP        TEMPLETON FOREIGN VIP         TEMPLETON GLOBAL BOND VIP
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        240,405         264,433         514,287         535,764         589,940         612,689
Units issued and transferred
   from other funding options..         15,791          11,386          11,982          34,413          32,602          39,098
Units redeemed and transferred
   to other funding options....       (24,014)        (35,414)        (59,265)        (55,890)        (56,105)        (61,847)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        232,182         240,405         467,004         514,287         566,437         589,940
                                 =============  ==============  ==============  ==============  ==============  ==============

                                                                          INVESCO V.I.                 LMPVET CLEARBRIDGE
                                 INVESCO V.I. EQUITY AND INCOME       INTERNATIONAL GROWTH         VARIABLE AGGRESSIVE GROWTH
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -------------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017           2016            2017            2016
                                  --------------  -------------   --------------  -------------  --------------  --------------

Units beginning of year........          771,024        836,877          331,644        343,336         635,486         659,012
Units issued and transferred
   from other funding options..           30,905         33,662           14,668         18,442         161,572          59,190
Units redeemed and transferred
   to other funding options....         (96,176)       (99,515)         (39,846)       (30,134)        (59,639)        (82,716)
                                  --------------  -------------   --------------  -------------  --------------  --------------
Units end of year..............          705,753        771,024          306,466        331,644         737,419         635,486
                                  ==============  =============   ==============  =============  ==============  ==============


                                      LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                     VARIABLE APPRECIATION        VARIABLE DIVIDEND STRATEGY      VARIABLE LARGE CAP GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2017           2016            2017            2016            2017           2016
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........         422,725        454,520         664,108         720,660          8,139           9,250
Units issued and transferred
   from other funding options..          55,118         28,338           9,147          32,860          2,109             672
Units redeemed and transferred
   to other funding options....        (37,892)       (60,133)       (101,147)        (89,412)        (1,575)         (1,783)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............         439,951        422,725         572,108         664,108          8,673           8,139
                                 ==============  =============  ==============  ==============  =============  ==============

                                      LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE                 LMPVET QS
                                   VARIABLE LARGE CAP VALUE      VARIABLE SMALL CAP GROWTH   VARIABLE CONSERVATIVE GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                      2017           2016           2017           2016          2017            2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         18,344         15,403        157,574        174,184         97,631        110,832
Units issued and transferred
   from other funding options..            293          4,633         40,959         16,909          1,581          7,317
Units redeemed and transferred
   to other funding options....        (2,925)        (1,692)       (23,970)       (33,519)        (9,411)       (20,518)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         15,712         18,344        174,563        157,574         89,801         97,631
                                 =============  =============  =============  =============  =============  =============


                                                                          LMPVET QS                LMPVIT WESTERN ASSET
                                   LMPVET QS VARIABLE GROWTH      VARIABLE MODERATE GROWTH    VARIABLE GLOBAL HIGH YIELD BOND
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  --------------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  -------------   -------------  -------------   -------------  -------------

Units beginning of year........         67,986         72,554           2,494          2,766         345,252        382,235
Units issued and transferred
   from other funding options..          1,273          1,137              --             11          32,819         24,699
Units redeemed and transferred
   to other funding options....       (10,811)        (5,705)            (18)          (283)        (34,758)       (61,682)
                                 -------------  -------------   -------------  -------------   -------------  -------------
Units end of year..............         58,448         67,986           2,476          2,494         343,313        345,252
                                 =============  =============   =============  =============   =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                         OPPENHEIMER VA
                                      MAIN STREET SMALL CAP          PIMCO VIT HIGH YIELD           PIMCO VIT LOW DURATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........         144,427         154,239          5,406           6,064           4,155           4,350
Units issued and transferred
   from other funding options..           5,332           7,086            210               6              47               3
Units redeemed and transferred
   to other funding options....        (25,735)        (16,898)          (262)           (664)           (230)           (198)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............         124,024         144,427          5,354           5,406           3,972           4,155
                                 ==============  ==============  =============  ==============  ==============  ==============


                                                                       PIONEER VCT
                                  PIONEER VCT MID CAP VALUE        REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         46,933         47,288            396            397          2,546          1,969
Units issued and transferred
   from other funding options..          3,582          5,243             --             --            148            670
Units redeemed and transferred
   to other funding options....        (6,180)        (5,598)            (2)            (1)          (106)           (93)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         44,335         46,933            394            396          2,588          2,546
                                 =============  =============  =============  =============  =============  =============

                                                                             RUSSELL                  RUSSELL INTERNATIONAL
                                  PUTNAM VT MULTI-CAP GROWTH      GLOBAL REAL ESTATE SECURITIES         DEVELOPED MARKETS
                                          SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -------------------------------  ------------------------------
                                      2017            2016            2017            2016             2017            2016
                                 --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........          18,697          20,399             215             215              959             959
Units issued and transferred
   from other funding options..             608             863              --              --               --              --
Units redeemed and transferred
   to other funding options....         (1,323)         (2,565)              --              --               --              --
                                 --------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............          17,982          18,697             215             215              959             959
                                 ==============  ==============  ==============  ==============   ==============  ==============



                                     RUSSELL STRATEGIC BOND         RUSSELL U.S. SMALL CAP EQUITY     RUSSELL U.S. STRATEGIC EQUITY
                                           SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  --------------------------------  --------------------------------
                                      2017            2016             2017             2016             2017             2016
                                 --------------  ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year........           1,250            1,250              206              206            2,931            2,931
Units issued and transferred
   from other funding options..              --               --               --               --               --               --
Units redeemed and transferred
   to other funding options....              --               --               --               --               --               --
                                 --------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year..............           1,250            1,250              206              206            2,931            2,931
                                 ==============  ===============  ===============  ===============  ===============  ===============

                                              TAP 1919 VARIABLE
                                        SOCIALLY RESPONSIVE BALANCED
                                                 SUB-ACCOUNT
                                        ------------------------------
                                             2017            2016
                                        --------------  --------------

Units beginning of year...............             340             437
Units issued and transferred
   from other funding options.........              --              --
Units redeemed and transferred
   to other funding options...........            (18)            (97)
                                        --------------  --------------
Units end of year.....................             322             340
                                        ==============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2017:

                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ----------------  -------------
  American Funds Bond                2017       516,719      1.02 - 20.26      9,619,168
     Sub-Account                     2016       510,982     17.19 - 19.73      9,328,684
                                     2015       565,472     16.97 - 19.35     10,165,126
                                     2014       623,582     17.21 - 19.48     11,308,400
                                     2013       621,866     16.62 - 18.68     10,869,085

  American Funds Global              2017       529,487      1.21 - 59.65     26,149,102
     Growth Sub-Account              2016       568,974     36.46 - 45.71     22,371,779
                                     2015       612,272     36.93 - 45.77     24,248,646
                                     2014       682,942     35.19 - 43.13     25,669,460
                                     2013       719,174     35.06 - 42.47     26,820,141

  American Funds Global Small        2017       109,931     43.30 - 51.69      5,191,799
     Capitalization Sub-Account      2016       121,273     34.96 - 41.36      4,602,725
                                     2015       123,980     34.81 - 40.82      4,660,568
                                     2014       130,008     35.30 - 41.02      4,933,146
                                     2013       137,218     35.14 - 40.47      5,157,246

  American Funds Growth              2017       167,420   287.27 - 424.27     54,936,688
     Sub-Account                     2016       193,398   228.20 - 333.19     50,326,729
                                     2015       216,165   212.42 - 306.61     52,129,155
                                     2014       245,550   202.60 - 289.09     56,173,858
                                     2013       276,743   190.29 - 268.43     59,275,023

  American Funds                     2017       169,363     1.12 - 260.58     29,538,837
     Growth-Income Sub-Account       2016       155,816   157.24 - 214.95     27,167,990
                                     2015       171,529   143.70 - 194.58     27,208,029
                                     2014       187,082   144.35 - 193.62     29,698,695
                                     2013       210,376   132.98 - 176.68     30,630,870

  BHFTI AB Global Dynamic            2017    11,153,982     13.37 - 14.54    154,611,285
     Allocation Sub-Account          2016    12,052,765     12.01 - 12.89    149,179,976
                                     2015    12,613,899     11.82 - 12.54    152,872,305
                                     2014    13,566,496     11.99 - 12.56    165,816,100
                                     2013    13,793,702     11.40 - 11.79    159,403,910

  BHFTI Allianz Global               2017     3,895,443      1.14 - 11.84      4,585,468
     Investors Dynamic               2016     3,030,817       1.01 - 1.03      3,097,990
     Multi-Asset Plus Sub-Account    2015     2,419,872       1.01 - 1.02      2,457,753
     (Commenced 4/28/2014)           2014       435,600              1.04        453,097

  BHFTI American Funds               2017    14,654,093     14.85 - 16.44    226,000,539
     Balanced Allocation             2016    15,611,686     12.96 - 14.20    209,263,299
     Sub-Account                     2015    16,602,026     12.26 - 13.19    209,463,986
                                     2014    17,609,124     12.59 - 13.41    227,310,122
                                     2013    18,034,572     12.10 - 12.78    222,907,253

                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  American Funds Bond                2017      1.93         0.95 - 1.65         1.90 - 2.69
     Sub-Account                     2016      1.64         0.95 - 1.65         1.26 - 1.97
                                     2015      1.65         0.95 - 1.65     (1.37) - (0.67)
                                     2014      1.94         0.95 - 1.65         3.56 - 4.28
                                     2013      1.85         0.95 - 1.65     (3.76) - (3.08)

  American Funds Global              2017      0.65         0.75 - 1.90       21.63 - 30.49
     Growth Sub-Account              2016      0.91         0.75 - 1.90     (1.27) - (0.13)
                                     2015      0.98         0.75 - 1.90         4.92 - 6.14
                                     2014      1.15         0.75 - 1.90         0.39 - 1.55
                                     2013      1.24         0.75 - 1.90       26.75 - 28.21

  American Funds Global Small        2017      0.43         0.75 - 1.65       23.84 - 24.96
     Capitalization Sub-Account      2016      0.25         0.75 - 1.65         0.43 - 1.34
                                     2015        --         0.75 - 1.65     (1.38) - (0.48)
                                     2014      0.12         0.75 - 1.65         0.45 - 1.36
                                     2013      0.87         0.75 - 1.65       26.18 - 27.32

  American Funds Growth              2017      0.49         0.75 - 1.90       25.89 - 27.34
     Sub-Account                     2016      0.76         0.75 - 1.90         7.43 - 8.67
                                     2015      0.58         0.75 - 1.90         4.85 - 6.06
                                     2014      0.77         0.75 - 1.90         6.47 - 7.70
                                     2013      0.93         0.75 - 1.90       27.65 - 29.13

  American Funds                     2017      1.38         0.95 - 1.90       12.90 - 21.23
     Growth-Income Sub-Account       2016      1.46         0.95 - 1.90        9.42 - 10.47
                                     2015      1.28         0.95 - 1.90       (0.45) - 0.50
                                     2014      1.26         0.95 - 1.90         8.55 - 9.59
                                     2013      1.35         0.95 - 1.90       30.99 - 32.24

  BHFTI AB Global Dynamic            2017      1.47         0.75 - 2.00        9.09 - 12.77
     Allocation Sub-Account          2016      1.59         0.75 - 2.00         1.54 - 2.82
                                     2015      3.26         0.75 - 2.00     (1.41) - (0.17)
                                     2014      1.94         0.75 - 2.00         5.22 - 6.55
                                     2013      1.26         0.75 - 2.00        8.95 - 10.32

  BHFTI Allianz Global               2017      1.49         0.95 - 2.00       10.54 - 14.40
     Investors Dynamic               2016      0.05         1.15 - 2.00       (0.02) - 0.83
     Multi-Asset Plus Sub-Account    2015      1.44         1.15 - 2.00     (2.94) - (2.12)
     (Commenced 4/28/2014)           2014      0.88         1.30 - 2.00         3.95 - 4.44

  BHFTI American Funds               2017      1.49         0.90 - 1.95       10.36 - 15.81
     Balanced Allocation             2016      1.61         0.90 - 1.95         5.73 - 6.84
     Sub-Account                     2015      1.39         1.00 - 1.95     (2.62) - (1.69)
                                     2014      1.26         1.00 - 1.95         4.00 - 4.99
                                     2013      1.35         1.00 - 1.95       16.24 - 17.35

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI American Funds Growth    2017     6,972,911    15.63 - 16.89     112,574,239
     Allocation Sub-Account      2016     7,212,209    13.13 - 14.08      97,519,287
                                 2015     7,658,016    12.29 - 13.07      96,555,654
                                 2014     7,946,552    12.63 - 13.32     102,586,064
                                 2013     8,656,999    12.10 - 12.67     106,729,414

  BHFTI American Funds Growth    2017     4,133,517     1.16 - 19.69      53,468,640
     Sub-Account                 2016     4,340,981     1.55 - 15.60      46,939,814
                                 2015     4,464,645     1.44 - 14.48      46,911,838
                                 2014     4,458,269     1.37 - 13.78      49,790,311
                                 2013     4,659,735     1.29 - 12.90      54,735,692

  BHFTI American Funds           2017     7,609,534    13.98 - 15.48     110,213,872
     Moderate Allocation         2016     8,497,805    12.62 - 13.83     110,700,622
     Sub-Account                 2015     8,864,010    12.03 - 12.94     109,590,218
                                 2014     9,369,175    12.35 - 13.16     118,528,940
                                 2013    10,005,715    11.87 - 12.53     121,231,509

  BHFTI AQR Global Risk          2017    11,131,799    10.61 - 12.24     129,921,112
     Balanced Sub-Account        2016    12,028,480     9.79 - 11.23     129,696,803
                                 2015    13,270,365     9.10 - 10.38     133,212,455
                                 2014    14,582,265    10.20 - 11.57     164,216,972
                                 2013    15,825,730    10.84 - 11.21     173,901,364

  BHFTI BlackRock Global         2017    21,234,869    12.74 - 13.85     280,307,728
     Tactical Strategies         2016    22,869,283    11.47 - 12.31     270,299,765
     Sub-Account                 2015    24,563,596    11.20 - 11.88     281,948,937
                                 2014    25,901,164    11.44 - 11.98     301,995,802
                                 2013    26,722,304    11.02 - 11.40     298,572,740

  BHFTI BlackRock High Yield     2017       676,724    26.58 - 34.33      19,418,263
     Sub-Account                 2016       722,071    25.15 - 32.10      19,527,426
                                 2015       772,951    22.50 - 28.38      18,646,696
                                 2014       784,188    23.91 - 29.80      20,028,907
                                 2013       804,511    23.60 - 29.06      20,176,319

  BHFTI Brighthouse Asset        2017     5,619,852    19.23 - 22.52     112,305,687
     Allocation 100 Sub-Account  2016     6,274,951    15.95 - 18.46     103,693,356
                                 2015     6,569,734    14.93 - 17.07     101,280,110
                                 2014     6,982,685    15.53 - 17.55     111,647,826
                                 2013     7,235,066    15.07 - 16.82     111,921,362

  BHFTI Brighthouse Balanced     2017    31,901,432    14.46 - 15.72     478,881,949
     Plus Sub-Account            2016    32,202,037    12.46 - 13.38     414,260,098
                                 2015    32,062,067    11.73 - 12.44     386,091,562
                                 2014    31,843,378    12.48 - 13.07     405,567,745
                                 2013    30,567,644    11.61 - 12.01     360,242,427

  BHFTI Brighthouse Small Cap    2017     1,091,383    29.62 - 42.09      33,921,498
     Value Sub-Account           2016     1,246,908    27.04 - 38.11      35,260,895
                                 2015     1,419,455    20.86 - 29.38      31,073,203
                                 2014     1,597,062    22.50 - 31.43      37,535,474
                                 2013     1,707,562    22.57 - 31.26      40,127,411



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI American Funds Growth    2017      1.24         1.15 - 1.95         19.01 - 19.96
     Allocation Sub-Account      2016      1.30         1.15 - 1.95           6.85 - 7.71
                                 2015      1.31         1.15 - 1.95       (2.67) - (1.89)
                                 2014      1.04         1.15 - 1.95           4.33 - 5.17
                                 2013      1.01         1.15 - 1.95         22.69 - 23.68

  BHFTI American Funds Growth    2017      0.40         0.95 - 1.95         16.76 - 26.70
     Sub-Account                 2016      0.30         0.95 - 1.95           6.99 - 8.07
                                 2015      0.87         0.95 - 2.00           4.38 - 5.48
                                 2014      0.56         0.95 - 2.00           6.04 - 7.16
                                 2013      0.45         0.95 - 2.00         11.27 - 28.11

  BHFTI American Funds           2017      1.77         0.90 - 1.95          7.74 - 11.96
     Moderate Allocation         2016      1.90         0.90 - 1.95           4.95 - 6.05
     Sub-Account                 2015      1.48         1.00 - 1.95       (2.64) - (1.71)
                                 2014      1.46         1.00 - 1.95           4.05 - 5.04
                                 2013      1.64         1.00 - 1.95         11.33 - 12.39

  BHFTI AQR Global Risk          2017      1.70         0.75 - 2.00           6.41 - 8.98
     Balanced Sub-Account        2016        --         0.75 - 2.00           6.80 - 8.15
                                 2015      5.49         0.75 - 2.00     (11.36) - (10.25)
                                 2014        --         0.75 - 2.00           1.94 - 3.22
                                 2013      2.03         0.75 - 2.00       (5.30) - (4.11)

  BHFTI BlackRock Global         2017      0.67         0.75 - 2.00          9.18 - 12.46
     Tactical Strategies         2016      1.45         0.75 - 2.00           2.36 - 3.65
     Sub-Account                 2015      1.56         0.75 - 2.00       (2.09) - (0.85)
                                 2014      1.12         0.75 - 2.00           3.82 - 5.12
                                 2013      1.33         0.75 - 2.00           8.12 - 9.48

  BHFTI BlackRock High Yield     2017      5.34         0.75 - 1.95           5.68 - 6.96
     Sub-Account                 2016      6.56         0.75 - 1.95         11.78 - 13.13
                                 2015      7.82         0.75 - 1.95       (5.90) - (4.76)
                                 2014      5.91         0.75 - 1.95           1.30 - 2.52
                                 2013      6.57         0.75 - 1.95           7.22 - 8.52

  BHFTI Brighthouse Asset        2017      1.24         0.75 - 1.95         14.26 - 22.02
     Allocation 100 Sub-Account  2016      2.25         0.75 - 1.95           6.87 - 8.16
                                 2015      1.29         0.75 - 1.95       (3.90) - (2.74)
                                 2014      0.71         0.75 - 1.95           3.06 - 4.30
                                 2013      0.74         0.75 - 1.95         27.01 - 28.54

  BHFTI Brighthouse Balanced     2017      1.55         0.75 - 2.00         11.64 - 17.45
     Plus Sub-Account            2016      2.85         0.75 - 2.00           6.22 - 7.56
                                 2015      2.10         0.75 - 2.00       (5.99) - (4.80)
                                 2014      1.75         0.75 - 2.00           7.48 - 8.83
                                 2013      1.19         0.75 - 2.00         12.10 - 13.51

  BHFTI Brighthouse Small Cap    2017      0.91         1.30 - 1.95          9.55 - 10.43
     Value Sub-Account           2016      1.05         1.30 - 1.95         28.72 - 29.73
                                 2015      0.09         1.30 - 2.00       (7.28) - (6.52)
                                 2014      0.04         1.30 - 2.00         (0.30) - 0.55
                                 2013      0.93         1.30 - 2.00         29.83 - 30.97



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Brighthouse/Aberdeen    2017     2,798,040    11.32 - 22.80      33,061,976
     Emerging Markets Equity    2016     3,035,429     8.99 - 17.98      28,401,374
     Sub-Account                2015     3,357,805     8.18 - 16.30      28,620,864
                                2014     3,225,968     9.69 - 19.15      32,387,503
                                2013     3,387,604    10.57 - 20.71      36,989,991

  BHFTI Brighthouse/Eaton       2017       522,734    11.43 - 12.02       6,134,762
     Vance Floating Rate        2016       572,091    11.24 - 11.74       6,579,290
     Sub-Account                2015       646,450    10.49 - 10.89       6,913,321
                                2014       665,094    10.79 - 11.12       7,288,213
                                2013       661,350    10.92 - 11.18       7,309,174

  BHFTI Brighthouse/Franklin    2017     1,710,233     9.59 - 10.40      16,812,375
     Low Duration Total Return  2016     1,865,856     9.65 - 10.34      18,374,563
     Sub-Account                2015     1,944,003     9.55 - 10.10      18,863,103
                                2014     1,961,909     9.79 - 10.24      19,463,215
                                2013     1,990,662     9.88 - 10.21      19,867,002

  BHFTI Brighthouse/Templeton   2017       233,461    11.94 - 13.19       2,879,481
     International Bond         2016       250,541    12.15 - 13.27       3,137,808
     Sub-Account                2015       239,083    12.27 - 13.25       3,012,995
                                2014       257,798    13.05 - 13.93       3,439,582
                                2013       286,308    13.15 - 13.88       3,831,643

  BHFTI Brighthouse/            2017        90,328    18.96 - 23.03       1,770,431
     Wellington Large Cap       2016        96,070    15.84 - 19.04       1,568,356
     Research Sub-Account       2015       105,203    14.91 - 17.73       1,619,820
                                2014       112,370    14.55 - 17.11       1,689,615
                                2013       139,585    13.05 - 15.20       1,874,253

  BHFTI Clarion Global Real     2017     1,155,226    18.43 - 36.02      22,377,577
     Estate Sub-Account         2016     1,243,407    16.97 - 32.91      22,088,790
                                2015     1,380,633    17.15 - 33.00      24,715,483
                                2014     1,509,948    17.74 - 33.88      27,853,608
                                2013     1,369,048    15.97 - 30.22      22,504,429

  BHFTI ClearBridge Aggressive  2017     2,850,050   14.25 - 240.67      49,652,700
     Growth Sub-Account         2016     3,226,408   12.19 - 205.91      48,322,641
                                2015     3,593,923   12.04 - 203.07      53,015,802
                                2014     3,679,440   12.71 - 214.41      57,875,892
                                2013     3,216,416    10.84 - 18.18      40,150,681

  BHFTI Harris Oakmark          2017     1,854,183    29.21 - 35.71      59,123,995
     International Sub-Account  2016     2,141,065    22.76 - 27.64      53,200,132
                                2015     2,327,027    21.39 - 25.80      54,326,088
                                2014     2,474,794    22.79 - 27.28      61,491,744
                                2013     2,510,341    24.58 - 29.23      67,280,768

  BHFTI Invesco Balanced-Risk   2017    36,504,508     1.20 - 12.50      45,663,022
     Allocation Sub-Account     2016    35,997,671      1.11 - 1.18      40,932,716
                                2015    32,854,167      1.01 - 1.06      33,941,121
                                2014    32,215,268      1.08 - 1.12      35,248,383
                                2013    35,442,409      1.04 - 1.06      37,262,971



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen    2017     1.09          0.75 - 1.95         17.96 - 27.37
     Emerging Markets Equity    2016     0.97          0.75 - 1.95          9.35 - 10.67
     Sub-Account                2015     1.80          0.75 - 2.00     (15.52) - (14.46)
                                2014     0.85          0.75 - 2.00       (8.37) - (7.22)
                                2013     1.09          0.75 - 2.00       (6.86) - (5.69)

  BHFTI Brighthouse/Eaton       2017      3.69         1.30 - 1.95           1.68 - 2.34
     Vance Floating Rate        2016      3.86         1.30 - 1.95           7.16 - 7.86
     Sub-Account                2015      3.55         1.30 - 1.95       (2.75) - (2.12)
                                2014      3.49         1.30 - 1.95       (1.21) - (0.57)
                                2013      3.11         1.30 - 1.95           1.83 - 2.50

  BHFTI Brighthouse/Franklin    2017      1.40         0.75 - 1.95         (0.62) - 0.58
     Low Duration Total Return  2016      2.90         0.75 - 1.95           1.14 - 2.36
     Sub-Account                2015      3.16         0.75 - 1.95       (2.54) - (1.36)
                                2014      2.24         0.75 - 1.95         (0.89) - 0.30
                                2013      1.28         0.75 - 1.95         (0.79) - 0.40

  BHFTI Brighthouse/Templeton   2017        --         0.75 - 1.90       (1.74) - (0.61)
     International Bond         2016        --         0.75 - 1.90         (1.02) - 0.12
     Sub-Account                2015      8.22         0.75 - 1.90       (5.96) - (4.88)
                                2014      4.60         0.75 - 1.90         (0.76) - 0.38
                                2013      2.03         0.75 - 1.90         (0.86) - 0.28

  BHFTI Brighthouse/            2017      0.94         0.75 - 1.90         19.64 - 20.93
     Wellington Large Cap       2016      2.30         0.75 - 1.90           6.26 - 7.38
     Research Sub-Account       2015      0.78         0.75 - 1.90           2.49 - 3.63
                                2014      0.82         0.75 - 1.90         11.49 - 12.57
                                2013      1.27         0.75 - 1.90         31.65 - 33.17

  BHFTI Clarion Global Real     2017      3.46         0.75 - 1.95           8.61 - 9.92
     Estate Sub-Account         2016      2.07         0.75 - 1.95         (1.07) - 0.12
                                2015      3.83         0.75 - 1.95       (3.31) - (2.14)
                                2014      1.34         0.75 - 1.95         11.08 - 12.42
                                2013      6.67         0.75 - 1.95           1.55 - 2.77

  BHFTI ClearBridge Aggressive  2017      0.73         0.75 - 1.95         16.13 - 17.53
     Growth Sub-Account         2016      0.41         0.75 - 1.95           0.70 - 1.91
                                2015      0.23         0.75 - 1.95       (5.89) - (4.75)
                                2014      0.11         0.75 - 1.95         12.29 - 18.00
                                2013      0.22         0.75 - 1.95         42.79 - 44.51

  BHFTI Harris Oakmark          2017      1.64         0.95 - 1.95         20.90 - 29.20
     International Sub-Account  2016      2.15         0.95 - 1.95           6.09 - 7.15
                                2015      2.97         0.95 - 1.95       (6.37) - (5.42)
                                2014      2.40         0.95 - 1.95       (7.61) - (6.68)
                                2013      2.46         0.95 - 1.95         27.97 - 29.26

  BHFTI Invesco Balanced-Risk   2017      3.76         0.75 - 2.00           5.81 - 9.18
     Allocation Sub-Account     2016      0.15         0.75 - 2.00          9.50 - 10.88
                                2015      2.80         0.75 - 2.00       (6.10) - (4.92)
                                2014        --         0.75 - 2.00           3.49 - 4.79
                                2013        --         0.75 - 2.00         (0.16) - 1.10



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Invesco Comstock        2017     1,935,644    19.57 - 22.79      40,230,695
     Sub-Account                2016     2,194,769    16.91 - 19.45      39,232,918
                                2015     2,440,674    14.70 - 16.71      37,715,764
                                2014     2,588,260    15.94 - 17.90      43,159,191
                                2013     1,778,861    14.87 - 16.50      27,321,053

  BHFTI Invesco Small Cap       2017       829,704    32.03 - 36.17      28,043,703
     Growth Sub-Account         2016       924,203    26.06 - 29.21      25,351,404
                                2015     1,002,342    23.84 - 26.53      25,061,065
                                2014     1,053,572    24.73 - 27.32      27,218,174
                                2013     1,133,538    23.37 - 25.62      27,574,261

  BHFTI JPMorgan Core Bond      2017     2,769,142    10.68 - 11.38      30,544,266
     Sub-Account                2016     2,700,472    10.54 - 11.16      29,295,068
                                2015     2,699,320    10.48 - 11.06      29,105,670
                                2014     2,637,082    10.64 - 11.15      28,756,406
                                2013     2,522,189    10.33 - 10.75      26,581,602

  BHFTI JPMorgan Global         2017    47,106,992     1.36 - 14.16      66,524,328
     Active Allocation          2016    50,757,669      1.19 - 1.26      62,103,751
     Sub-Account                2015    47,107,126      1.18 - 1.24      56,797,375
                                2014    45,254,100      1.19 - 1.23      54,838,087
                                2013    39,437,506      1.14 - 1.16      45,303,210

  BHFTI JPMorgan Small Cap      2017       177,588    23.09 - 25.90       4,195,964
     Value Sub-Account          2016       190,834    22.71 - 25.26       4,424,039
                                2015       214,127    17.69 - 19.50       3,859,425
                                2014       229,294    19.43 - 21.23       4,532,724
                                2013       243,493    18.93 - 20.49       4,678,319

  BHFTI Loomis Sayles Global    2017       947,855    20.19 - 21.91      19,824,747
     Markets Sub-Account        2016     1,036,206    16.74 - 18.04      17,928,469
                                2015     1,142,649    16.29 - 17.44      19,177,773
                                2014     1,220,864    16.41 - 17.44      20,560,388
                                2013     1,138,622    16.18 - 17.07      18,835,631

  BHFTI MetLife Multi-Index     2017    31,354,071     1.35 - 14.37      50,297,902
     Targeted Risk Sub-Account  2016    29,527,314     1.19 - 12.53      41,669,231
                                2015    25,386,319     1.16 - 12.10      35,919,901
                                2014    15,792,519     1.20 - 12.34      23,914,446
                                2013    10,334,216     1.12 - 11.26      12,500,764

  BHFTI MFS Research            2017     1,800,246    17.31 - 27.58      33,006,174
     International Sub-Account  2016     2,049,260    13.78 - 21.76      29,799,152
                                2015     2,153,196    14.17 - 22.22      32,110,104
                                2014     2,149,874    14.71 - 22.88      33,145,443
                                2013     2,307,245    16.12 - 24.87      38,843,754

  BHFTI Morgan Stanley Mid      2017       541,671    19.93 - 24.41      11,771,099
     Cap Growth Sub-Account     2016       600,877    14.53 - 17.58       9,473,047
                                2015       594,647    16.18 - 19.35      10,396,254
                                2014       572,839    17.37 - 20.52      10,714,839
                                2013       563,151    17.54 - 20.47      10,560,837



                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI Invesco Comstock        2017      2.25         0.75 - 1.95        11.47 - 17.14
     Sub-Account                2016      2.53         0.75 - 1.95        15.03 - 16.42
                                2015      2.87         0.75 - 1.95      (7.79) - (6.67)
                                2014      0.69         0.75 - 1.95          7.20 - 8.50
                                2013      1.06         0.75 - 1.95        32.77 - 34.38

  BHFTI Invesco Small Cap       2017        --         1.20 - 1.95        16.85 - 23.84
     Growth Sub-Account         2016        --         1.20 - 1.95         9.28 - 10.11
                                2015      0.01         1.20 - 1.95      (3.61) - (2.88)
                                2014        --         1.20 - 1.95          5.83 - 6.62
                                2013      0.23         1.20 - 1.95        37.47 - 38.50

  BHFTI JPMorgan Core Bond      2017      2.48         1.30 - 1.95          1.32 - 1.98
     Sub-Account                2016      2.81         1.30 - 1.95          0.26 - 0.91
                                2015      2.25         1.30 - 2.00      (1.51) - (0.81)
                                2014      1.43         1.30 - 2.00          3.01 - 3.73
                                2013      0.28         1.30 - 2.00      (4.71) - (4.05)

  BHFTI JPMorgan Global         2017      2.50         0.75 - 2.00        11.31 - 15.79
     Active Allocation          2016      2.11         0.75 - 2.00          0.87 - 2.13
     Sub-Account                2015      2.69         0.75 - 2.00        (1.10) - 0.14
                                2014      1.12         0.75 - 2.00          4.86 - 6.18
                                2013      0.07         0.75 - 1.95         8.84 - 10.16

  BHFTI JPMorgan Small Cap      2017      1.33         0.75 - 1.90          1.68 - 2.54
     Value Sub-Account          2016      1.84         0.75 - 1.90        28.39 - 29.53
                                2015      1.37         0.75 - 1.90      (9.00) - (8.12)
                                2014      1.09         0.75 - 1.90          2.69 - 3.59
                                2013      0.68         0.75 - 1.90        30.74 - 31.91

  BHFTI Loomis Sayles Global    2017      1.38         1.25 - 1.95        20.60 - 21.45
     Markets Sub-Account        2016      1.69         1.25 - 1.95          2.75 - 3.48
                                2015      1.61         1.25 - 1.95      (0.73) - (0.03)
                                2014      2.01         1.25 - 1.95          1.47 - 2.18
                                2013      2.56         1.25 - 1.95        14.87 - 15.67

  BHFTI MetLife Multi-Index     2017      1.49         0.75 - 2.00         9.85 - 14.68
     Targeted Risk Sub-Account  2016      1.33         0.75 - 2.00          2.30 - 3.58
                                2015      1.26         0.75 - 2.00      (3.17) - (1.95)
                                2014        --         0.75 - 2.00          7.10 - 8.44
                                2013      0.45         1.30 - 2.00         4.18 - 11.49

  BHFTI MFS Research            2017      1.74         0.75 - 1.95        20.53 - 27.20
     International Sub-Account  2016      2.00         0.75 - 1.95      (2.79) - (1.62)
                                2015      2.70         0.75 - 1.95      (3.67) - (2.51)
                                2014      2.22         0.75 - 1.95      (8.75) - (7.64)
                                2013      2.56         0.75 - 1.95        16.95 - 18.37

  BHFTI Morgan Stanley Mid      2017      0.15         0.75 - 1.95        37.22 - 38.87
     Cap Growth Sub-Account     2016        --         0.75 - 1.95     (10.23) - (9.14)
                                2015        --         0.75 - 1.95      (6.86) - (5.73)
                                2014        --         0.75 - 1.95        (0.94) - 0.26
                                2013      0.61         0.75 - 1.95        36.34 - 37.98



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Oppenheimer Global           2017       128,920    31.01 - 39.81       4,485,708
     Equity Sub-Account              2016       154,613    23.12 - 29.34       3,997,372
                                     2015       164,302    23.52 - 29.49       4,287,176
                                     2014       176,001    23.08 - 28.59       4,489,241
                                     2013       196,079    23.23 - 28.20       4,958,258

  BHFTI PanAgora Global              2017     3,731,501     1.15 - 11.88       4,420,925
     Diversified Risk Sub-Account    2016     3,240,050      1.04 - 1.08       3,420,012
     (Commenced 4/28/2014)           2015       904,034      0.96 - 0.97         871,167
                                     2014       237,646      1.03 - 1.04         246,182

  BHFTI PIMCO Inflation              2017     4,410,093    13.73 - 16.37      63,569,314
     Protected Bond Sub-Account      2016     4,421,076    13.53 - 15.94      62,595,410
                                     2015     4,837,263    13.06 - 15.30      66,263,476
                                     2014     5,278,344    13.75 - 15.91      75,779,611
                                     2013     6,008,780    13.63 - 15.58      85,165,242

  BHFTI PIMCO Total Return           2017     7,730,960    16.74 - 20.48     137,443,738
     Sub-Account                     2016     7,773,045    16.33 - 19.74     134,308,093
                                     2015     8,485,580    16.14 - 19.39     145,144,987
                                     2014     9,468,783    16.46 - 19.53     164,503,034
                                     2013    10,780,666    16.12 - 18.89     182,628,694

  BHFTI Pyramis Government           2017     4,149,237    10.51 - 11.42      45,326,563
     Income Sub-Account              2016     4,300,993    10.45 - 11.21      46,433,810
                                     2015     4,341,821    10.52 - 11.15      46,917,298
                                     2014     4,533,402    10.69 - 11.19      49,486,685
                                     2013     4,946,728    10.14 - 10.48      50,900,751

  BHFTI Schroders Global             2017     1,835,534    12.92 - 13.44      24,345,986
     Multi-Asset II Sub-Account      2016     1,364,876    11.31 - 11.67      15,771,625
     (Commenced 4/29/2013)           2015     1,488,949    11.04 - 11.29      16,664,615
                                     2014       911,084    11.40 - 11.57      10,475,781
                                     2013       360,996    10.71 - 10.76       3,880,145

  BHFTI Schroders Global             2017    19,146,295     1.37 - 14.25      27,150,774
     Multi-Asset Sub-Account         2016    19,337,757      1.22 - 1.29      24,231,509
                                     2015    19,308,600      1.18 - 1.23      23,223,912
                                     2014    18,028,770      1.21 - 1.25      22,196,588
                                     2013    14,679,301      1.15 - 1.17      17,016,201

  BHFTI SSGA Growth and              2017     5,514,446    16.21 - 18.78      93,890,583
     Income ETF Sub-Account          2016     6,009,768    14.27 - 16.33      89,714,405
                                     2015     6,361,369    13.75 - 15.56      91,138,427
                                     2014     6,338,282    14.31 - 15.99      94,142,075
                                     2013     6,610,098    13.79 - 15.22      94,222,649

  BHFTI SSGA Growth ETF              2017     2,910,881    16.70 - 19.35      51,354,155
     Sub-Account                     2016     3,297,259    14.23 - 16.29      49,308,642
                                     2015     3,576,953    13.58 - 15.36      50,796,159
                                     2014     3,671,900    14.17 - 15.84      54,196,165
                                     2013     3,652,269    13.72 - 15.14      51,894,146



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI Oppenheimer Global           2017      0.90         0.75 - 1.95        34.10 - 35.72
     Equity Sub-Account              2016      0.90         0.75 - 1.95      (1.70) - (0.52)
                                     2015      0.93         0.75 - 1.95          1.93 - 3.16
                                     2014      0.83         0.75 - 1.95          0.17 - 1.38
                                     2013      0.51         0.63 - 1.78        24.72 - 26.16

  BHFTI PanAgora Global              2017        --         0.75 - 2.00         8.95 - 11.76
     Diversified Risk Sub-Account    2016      2.88         0.75 - 2.00         8.92 - 10.29
     (Commenced 4/28/2014)           2015      0.50         1.15 - 2.00      (6.56) - (4.83)
                                     2014      0.37         1.30 - 2.00          3.16 - 3.65

  BHFTI PIMCO Inflation              2017      1.55         0.75 - 1.95          1.48 - 2.70
     Protected Bond Sub-Account      2016        --         0.75 - 1.95          2.96 - 4.20
                                     2015      4.92         0.75 - 2.00      (5.03) - (3.83)
                                     2014      1.58         0.75 - 2.00          0.86 - 2.12
                                     2013      2.21         0.75 - 2.00     (11.07) - (9.95)

  BHFTI PIMCO Total Return           2017      1.75         0.75 - 1.95          2.49 - 3.72
     Sub-Account                     2016      2.57         0.75 - 1.95          0.63 - 1.84
                                     2015      5.31         0.75 - 2.00      (1.98) - (0.74)
                                     2014      2.32         0.75 - 2.00          2.13 - 3.41
                                     2013      4.24         0.75 - 2.00      (3.86) - (2.65)

  BHFTI Pyramis Government           2017      2.19         0.75 - 2.00          0.57 - 1.84
     Income Sub-Account              2016      2.07         0.75 - 2.00        (0.69) - 0.56
                                     2015      2.35         0.75 - 2.00      (1.56) - (0.32)
                                     2014      2.60         0.75 - 2.00          5.43 - 6.75
                                     2013      1.51         0.75 - 2.00      (6.41) - (5.23)

  BHFTI Schroders Global             2017      0.93         1.15 - 2.00        10.35 - 15.14
     Multi-Asset II Sub-Account      2016      0.75         1.15 - 2.00          2.50 - 3.37
     (Commenced 4/29/2013)           2015      0.72         1.15 - 2.00      (3.21) - (2.38)
                                     2014        --         1.15 - 2.00          6.49 - 7.40
                                     2013      1.43         1.30 - 1.95          4.87 - 5.33

  BHFTI Schroders Global             2017      0.79         0.75 - 2.00        10.22 - 13.44
     Multi-Asset Sub-Account         2016      1.39         0.75 - 2.00          3.56 - 4.86
                                     2015      1.01         0.75 - 2.00      (2.84) - (1.62)
                                     2014      1.26         0.75 - 2.00          5.61 - 6.93
                                     2013      0.01         0.75 - 2.00          7.93 - 9.29

  BHFTI SSGA Growth and              2017      2.45         0.75 - 1.95        10.22 - 15.00
     Income ETF Sub-Account          2016      2.35         0.75 - 1.95          3.74 - 4.99
                                     2015      2.30         0.75 - 1.95      (3.86) - (2.70)
                                     2014      2.23         0.75 - 1.95          3.77 - 5.02
                                     2013      2.52         0.75 - 1.95        10.75 - 12.09

  BHFTI SSGA Growth ETF              2017      2.09         0.75 - 1.95        17.33 - 18.74
     Sub-Account                     2016      2.13         0.75 - 1.95          4.82 - 6.08
                                     2015      2.00         0.75 - 1.95      (4.20) - (3.04)
                                     2014      1.90         0.75 - 1.95          3.34 - 4.59
                                     2013      1.98         0.75 - 1.95        15.79 - 17.19



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI T. Rowe Price Large     2017       632,236   54.68 - 116.12      57,030,290
     Cap Value Sub-Account      2016       712,260   47.60 - 100.04      55,908,348
                                2015       822,870    41.80 - 86.93      56,478,920
                                2014       872,142    44.15 - 90.84      62,822,190
                                2013       770,296    66.41 - 80.80      53,353,637

  BHFTI T. Rowe Price Mid Cap   2017     2,061,165    21.10 - 23.47      45,885,941
     Growth Sub-Account         2016     2,347,030    17.25 - 19.06      42,601,787
                                2015     2,528,906    16.46 - 18.18      43,895,418
                                2014     2,773,850    15.74 - 17.27      45,839,314
                                2013     3,003,820    14.24 - 15.51      44,743,388

  BHFTI Victory Sycamore Mid    2017       475,301    37.73 - 48.18      19,531,289
     Cap Value Sub-Account      2016       514,649    35.14 - 44.34      19,601,778
                                2015       541,952    30.74 - 38.68      18,139,725
                                2014       564,878    34.45 - 42.81      21,071,080
                                2013       563,053    32.06 - 39.34      19,432,115

  BHFTI Wells Capital           2017       916,185    24.73 - 27.03      23,680,571
     Management Mid Cap Value   2016       998,992    22.76 - 24.72      23,681,202
     Sub-Account                2015     1,091,026    20.51 - 22.12      23,217,032
                                2014     1,092,733    23.01 - 24.66      25,990,516
                                2013     1,198,143    20.72 - 22.07      25,572,775

  BHFTII Baillie Gifford        2017       961,397    12.07 - 19.67      15,410,982
     International Stock        2016     1,150,477     9.12 - 14.79      13,935,088
     Sub-Account                2015     1,261,509     8.82 - 14.27      14,635,763
                                2014     1,397,967     9.20 - 14.80      16,634,652
                                2013     1,553,574     9.71 - 15.52      19,193,104

  BHFTII BlackRock Bond         2017       140,152    53.97 - 77.47       8,551,009
     Income Sub-Account         2016       139,016    52.91 - 75.15       8,254,530
                                2015       143,286    52.37 - 73.61       8,361,283
                                2014       159,423    53.14 - 73.91       9,357,916
                                2013       166,004    50.65 - 69.72       9,223,339

  BHFTII BlackRock Capital      2017        83,572     2.64 - 75.17       1,609,383
     Appreciation Sub-Account   2016        89,036     2.00 - 56.55       1,331,087
                                2015        87,289     2.02 - 56.92       1,326,058
                                2014       102,922     1.93 - 51.83       1,260,005
                                2013       112,171     1.80 - 49.93       1,397,029

  BHFTII BlackRock              2017     5,219,529     0.99 - 23.16      48,408,153
     Ultra-Short Term Bond      2016     5,048,494     8.93 - 23.28      49,228,297
     Sub-Account                2015     5,175,195     9.10 - 23.53      51,448,096
                                2014     5,393,034     9.28 - 23.80      54,972,044
                                2013     6,832,194     9.46 - 24.07      71,286,205

  BHFTII Brighthouse Asset      2017       584,817     1.04 - 16.53       8,177,627
     Allocation 20 Sub-Account  2016       621,725    13.64 - 15.58       8,698,574
                                2015       528,487    13.29 - 15.02       7,224,333
                                2014       766,064    13.55 - 15.22      10,621,616
                                2013       173,879    13.28 - 13.63       2,351,233



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI T. Rowe Price Large     2017      2.02         0.75 - 1.95          9.64 - 16.08
     Cap Value Sub-Account      2016      2.78         0.75 - 1.95         13.71 - 15.08
                                2015      1.52         0.75 - 1.95       (5.45) - (4.31)
                                2014      1.20         0.75 - 1.95          8.87 - 12.43
                                2013      1.51         0.75 - 1.95         31.19 - 32.78

  BHFTI T. Rowe Price Mid Cap   2017        --         1.30 - 1.95         22.34 - 23.14
     Growth Sub-Account         2016        --         1.30 - 1.95           4.16 - 4.84
                                2015        --         1.30 - 2.00           4.56 - 5.30
                                2014        --         1.30 - 2.00         10.54 - 11.32
                                2013      0.21         1.30 - 2.00         33.88 - 34.82

  BHFTI Victory Sycamore Mid    2017      0.93         0.75 - 1.95           2.75 - 8.66
     Cap Value Sub-Account      2016      0.63         0.75 - 1.95         13.27 - 14.64
                                2015      0.46         0.75 - 2.00      (10.78) - (9.66)
                                2014      0.44         0.75 - 2.00           7.47 - 8.82
                                2013      0.74         0.75 - 2.00         27.73 - 29.33

  BHFTI Wells Capital           2017      1.07         1.30 - 1.95           8.66 - 9.36
     Management Mid Cap Value   2016      0.83         1.30 - 1.95         11.00 - 11.72
     Sub-Account                2015      0.64         1.30 - 1.95     (10.87) - (10.29)
                                2014      0.55         1.30 - 1.95         11.04 - 11.77
                                2013      0.88         1.30 - 1.95         30.09 - 30.94

  BHFTII Baillie Gifford        2017      1.00         1.30 - 1.95         32.29 - 33.15
     International Stock        2016      1.39         1.30 - 1.95           3.02 - 3.69
     Sub-Account                2015      1.41         1.30 - 2.00       (4.11) - (3.43)
                                2014      1.26         1.30 - 2.00       (5.26) - (4.59)
                                2013      0.03         1.30 - 2.00          9.87 - 13.65

  BHFTII BlackRock Bond         2017      2.96         0.75 - 1.90           1.99 - 3.07
     Income Sub-Account         2016      3.03         0.75 - 1.90           1.04 - 2.10
                                2015      3.68         0.75 - 1.90       (1.45) - (0.41)
                                2014      3.27         0.75 - 1.90           4.91 - 6.01
                                2013      3.81         0.75 - 1.90       (2.78) - (1.75)

  BHFTII BlackRock Capital      2017      0.10         0.75 - 1.90         31.35 - 32.93
     Appreciation Sub-Account   2016        --         0.75 - 1.90       (1.84) - (0.66)
                                2015        --         0.75 - 1.90           4.21 - 5.48
                                2014      0.07         0.95 - 1.90           6.80 - 7.87
                                2013      0.77         0.75 - 1.90         31.65 - 33.22

  BHFTII BlackRock              2017      0.08         0.75 - 1.95       (1.30) - (0.12)
     Ultra-Short Term Bond      2016        --         0.75 - 1.95       (1.82) - (0.64)
     Sub-Account                2015        --         0.75 - 2.90       (2.86) - (0.75)
                                2014        --         0.75 - 1.95       (1.93) - (0.75)
                                2013        --         0.75 - 1.95       (1.93) - (0.75)

  BHFTII Brighthouse Asset      2017      2.06         0.75 - 1.95           3.81 - 6.14
     Allocation 20 Sub-Account  2016      3.24         0.75 - 1.85           2.61 - 3.75
                                2015      2.19         0.75 - 1.85       (2.41) - (1.33)
                                2014      2.29         0.75 - 1.95           1.60 - 2.87
                                2013      2.82         1.55 - 1.85           2.37 - 2.68



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  --------------
  BHFTII Brighthouse Asset      2017    22,319,210     1.06 - 17.94     361,066,984
     Allocation 40 Sub-Account  2016    25,163,031    14.12 - 16.33     373,986,508
                                2015    27,623,837    13.42 - 15.51     393,113,254
                                2014    30,939,347    13.84 - 15.80     452,115,897
                                2013       153,033    13.90 - 14.15       2,145,543

  BHFTII Brighthouse Asset      2017    30,132,570     1.08 - 20.11     534,880,423
     Allocation 60 Sub-Account  2016    33,270,831    14.86 - 17.66     525,258,712
                                2015    35,981,037    14.15 - 16.61     538,458,969
                                2014    39,329,326    14.62 - 16.95     605,007,248
                                2013     1,328,482    14.39 - 14.77      19,280,778

  BHFTII Brighthouse Asset      2017    23,551,756     1.11 - 21.77     436,267,194
     Allocation 80 Sub-Account  2016    25,900,408    15.17 - 18.40     409,525,398
                                2015    28,152,718    14.15 - 17.15     418,126,664
                                2014    30,026,547    14.68 - 17.57     461,170,655
                                2013       430,018    14.42 - 14.80       6,266,657

  BHFTII Brighthouse/Artisan    2017       589,889    23.60 - 26.25      14,660,058
     Mid Cap Value Sub-Account  2016       649,443    21.38 - 23.63      14,575,472
                                2015       727,452    17.77 - 19.51      13,531,871
                                2014       802,108    20.06 - 21.88      16,796,908
                                2013       914,482    20.12 - 21.81      19,152,895

  BHFTII Brighthouse/           2017       224,490    25.51 - 28.48       5,931,195
     Dimensional International  2016       240,869    19.94 - 22.00       4,957,535
     Small Company              2015       260,140    19.22 - 20.94       5,136,332
     Sub-Account                2014       235,511    18.53 - 19.95       4,465,940
                                2013       209,072    20.25 - 21.32       4,313,192

  BHFTII Brighthouse/           2017     3,158,888     1.10 - 75.85      84,619,956
     Wellington Core            2016     3,460,828    18.93 - 64.18      80,010,101
     Equity Opportunities       2015     3,429,684    17.91 - 58.38      67,211,320
     Sub-Account                2014     3,710,716    17.87 - 57.51      72,198,073
                                2013     4,222,434    16.51 - 52.46      75,524,957

  BHFTII Frontier Mid Cap       2017       348,922    23.47 - 25.66       8,547,762
     Growth Sub-Account         2016       408,397    19.16 - 20.80       8,135,627
     (Commenced 4/29/2013)      2015       451,369    18.58 - 20.04       8,688,181
                                2014       529,849    18.46 - 19.79      10,097,109
                                2013       563,778    16.98 - 18.08       9,857,926

  BHFTII Jennison Growth        2017     1,842,317    12.22 - 34.74      50,368,732
     Sub-Account                2016     2,215,010     9.04 - 25.64      45,005,788
                                2015     2,402,666     9.18 - 25.96      49,735,341
                                2014     2,800,886     8.41 - 23.74      53,285,396
                                2013     3,283,264     7.84 - 22.08      58,422,313

  BHFTII Loomis Sayles Small    2017        12,979    64.58 - 67.71         857,359
     Cap Core Sub-Account       2016        13,831    57.25 - 59.91         809,075
                                2015        14,846    49.04 - 51.22         745,135
                                2014        17,201    50.87 - 53.02         896,246
                                2013        19,503    50.09 - 52.10         999,555



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII Brighthouse Asset      2017      1.98         0.75 - 1.95           6.21 - 9.82
     Allocation 40 Sub-Account  2016      3.57         0.75 - 1.95           4.04 - 5.29
                                2015      0.28         0.75 - 2.05       (3.08) - (1.81)
                                2014      0.02         0.75 - 2.05           2.35 - 3.47
                                2013      2.53         1.65 - 1.85           8.89 - 9.11

  BHFTII Brighthouse Asset      2017      1.72         0.75 - 2.00          8.80 - 13.88
     Allocation 60 Sub-Account  2016      3.14         0.75 - 2.00           4.98 - 6.30
                                2015      0.53         0.75 - 2.00       (3.22) - (2.01)
                                2014      0.09         0.75 - 2.00           2.97 - 4.03
                                2013      1.95         1.55 - 1.85         15.82 - 16.17

  BHFTII Brighthouse Asset      2017      1.55         0.75 - 1.95         12.02 - 18.27
     Allocation 80 Sub-Account  2016      2.94         0.75 - 1.95           6.05 - 7.33
                                2015      0.33         0.75 - 2.00       (3.64) - (2.43)
                                2014      0.03         0.75 - 2.00           3.14 - 4.63
                                2013      1.52         1.55 - 1.85         22.03 - 22.40

  BHFTII Brighthouse/Artisan    2017      0.49         1.30 - 1.95         10.37 - 11.09
     Mid Cap Value Sub-Account  2016      0.86         1.30 - 1.95         20.28 - 21.07
                                2015      0.92         1.30 - 1.95     (11.41) - (10.83)
                                2014      0.53         1.30 - 1.95         (0.29) - 0.36
                                2013      0.76         1.30 - 1.95         33.87 - 34.75

  BHFTII Brighthouse/           2017      2.05         0.75 - 1.95         27.94 - 29.47
     Dimensional International  2016      1.91         0.75 - 1.95           3.78 - 5.04
     Small Company              2015      1.70         0.75 - 1.95           3.71 - 4.96
     Sub-Account                2014      1.96         0.75 - 1.95       (8.50) - (7.39)
                                2013      1.78         0.95 - 1.95         25.14 - 26.40

  BHFTII Brighthouse/           2017      1.44         0.75 - 1.95          9.94 - 18.18
     Wellington Core            2016      1.58         0.75 - 1.95           1.06 - 6.35
     Equity Opportunities       2015      1.64         0.75 - 2.00           0.24 - 1.50
     Sub-Account                2014      0.58         0.75 - 2.00           8.26 - 9.62
                                2013      1.27         0.75 - 2.00         30.89 - 32.53

  BHFTII Frontier Mid Cap       2017        --         1.30 - 1.95         22.53 - 23.33
     Growth Sub-Account         2016        --         1.30 - 1.95           3.13 - 3.80
     (Commenced 4/29/2013)      2015        --         1.30 - 1.95           0.62 - 1.28
                                2014        --         1.30 - 1.95           8.73 - 9.44
                                2013        --         1.30 - 1.95         19.54 - 20.07

  BHFTII Jennison Growth        2017      0.08         0.75 - 1.95         34.35 - 35.97
     Sub-Account                2016      0.02         0.75 - 1.95       (2.06) - (0.88)
                                2015      0.01         0.75 - 1.95           8.40 - 9.71
                                2014      0.03         0.75 - 1.95           6.64 - 7.93
                                2013      0.21         0.75 - 1.95         34.09 - 35.71

  BHFTII Loomis Sayles Small    2017      0.07         1.70 - 1.90         12.80 - 13.03
     Cap Core Sub-Account       2016      0.07         1.70 - 1.90         16.73 - 16.97
                                2015        --         1.70 - 1.90       (3.59) - (3.40)
                                2014        --         1.70 - 1.90           1.55 - 1.76
                                2013      0.23         1.70 - 1.90         38.04 - 38.31



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTII Loomis Sayles Small   2017        22,792    22.21 - 25.17         531,170
     Cap Growth Sub-Account    2016        25,557    17.80 - 20.02         475,802
                               2015        28,005    17.03 - 19.02         499,150
                               2014        31,874    17.05 - 18.89         565,084
                               2013        31,132    17.15 - 18.86         551,889

  BHFTII MetLife Aggregate     2017     1,145,468     1.82 - 19.12      17,636,210
     Bond Index Sub-Account    2016     1,077,178     1.79 - 18.71      16,335,161
                               2015       897,469     1.77 - 18.47      13,232,780
                               2014       883,622     1.79 - 18.62      12,777,932
                               2013       786,278     1.71 - 16.37      10,676,502

  BHFTII MetLife Mid Cap       2017       254,725    31.71 - 37.45       8,569,038
     Stock Index Sub-Account   2016       252,724    27.97 - 32.72       7,511,220
                               2015       259,569    23.75 - 27.52       6,518,909
                               2014       253,767    24.89 - 28.56       6,658,662
                               2013       268,479    23.24 - 26.41       6,560,440

  BHFTII MetLife MSCI EAFE     2017       481,469     1.80 - 16.98       7,402,574
     Index Sub-Account         2016       469,663     1.46 - 13.82       5,875,904
                               2015       491,903     1.46 - 13.86       6,209,128
                               2014       428,858     1.49 - 14.23       5,332,210
                               2013       397,125     1.61 - 15.39       5,318,352

  BHFTII MetLife Russell 2000  2017       356,943     3.64 - 34.38      11,503,433
     Index Sub-Account         2016       361,122     3.22 - 30.47      10,344,970
                               2015       392,896     2.69 - 25.53       9,450,123
                               2014       374,932     2.84 - 27.09       9,534,812
                               2013       407,803     2.74 - 26.21      10,077,048

  BHFTII MetLife Stock Index   2017     2,080,854     9.30 - 87.94      53,390,978
     Sub-Account               2016     2,397,621     7.75 - 73.45      51,519,996
                               2015     2,448,388     7.03 - 37.53      48,000,755
                               2014     2,646,054     7.03 - 38.23      52,404,251
                               2013     2,722,446     6.28 - 34.74      48,655,756

  BHFTII MFS Total Return      2017       117,788    20.62 - 87.54       7,754,242
     Sub-Account               2016       126,252    18.64 - 78.63       7,568,584
                               2015       140,275    17.35 - 72.73       7,861,563
                               2014       156,861    17.67 - 73.57       8,996,458
                               2013       178,447    16.53 - 68.40       9,714,123

  BHFTII MFS Value             2017       825,295    27.72 - 35.02      25,125,499
     Sub-Account               2016       920,511    24.04 - 30.00      24,207,697
                               2015       954,325    21.30 - 26.49      22,384,588
                               2014     1,009,780    21.81 - 26.79      24,125,307
                               2013     1,137,167    20.12 - 24.41      25,019,792

  BHFTII Neuberger Berman      2017       413,277    24.79 - 36.34      12,542,073
     Genesis Sub-Account       2016       467,759    21.87 - 31.70      12,490,568
                               2015       518,912    18.81 - 26.98      11,881,985
                               2014       590,926    19.09 - 27.08      13,660,308
                               2013       650,463    19.51 - 27.36      15,339,173



                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  BHFTII Loomis Sayles Small   2017        --         0.75 - 1.50        24.80 - 25.74
     Cap Growth Sub-Account    2016        --         0.75 - 1.50          4.47 - 5.25
                               2015        --         0.75 - 1.50        (0.08) - 0.67
                               2014        --         0.75 - 1.50        (0.57) - 0.18
                               2013        --         0.75 - 1.50        46.17 - 47.27

  BHFTII MetLife Aggregate     2017      2.70         0.75 - 2.00          0.90 - 2.17
     Bond Index Sub-Account    2016      2.68         0.75 - 2.00          0.07 - 1.32
                               2015      2.72         0.75 - 2.00      (2.04) - (0.80)
                               2014      2.63         0.75 - 2.00          3.37 - 4.67
                               2013      3.18         1.00 - 1.95      (4.45) - (3.54)

  BHFTII MetLife Mid Cap       2017      1.17         1.00 - 1.95        13.38 - 14.46
     Stock Index Sub-Account   2016      0.99         1.00 - 1.95        17.76 - 18.89
                               2015      0.87         1.00 - 1.95      (4.56) - (3.65)
                               2014      0.78         1.00 - 1.95          7.10 - 8.13
                               2013      0.91         1.00 - 1.95        30.19 - 31.43

  BHFTII MetLife MSCI EAFE     2017      2.44         1.00 - 1.95        22.15 - 23.31
     Index Sub-Account         2016      2.41         1.00 - 1.95      (0.98) - (0.04)
                               2015      3.12         1.00 - 1.95      (3.22) - (2.29)
                               2014      2.33         1.00 - 1.95      (8.14) - (7.26)
                               2013      2.87         1.00 - 1.95        19.09 - 20.23

  BHFTII MetLife Russell 2000  2017      0.99         1.00 - 1.95        12.10 - 13.16
     Index Sub-Account         2016      1.08         1.00 - 1.95        18.59 - 19.72
                               2015      0.90         1.00 - 1.95      (6.38) - (5.49)
                               2014      0.94         1.00 - 1.95          2.71 - 3.69
                               2013      1.27         1.00 - 1.95        35.46 - 36.75

  BHFTII MetLife Stock Index   2017      1.58         1.00 - 2.90        17.95 - 20.03
     Sub-Account               2016      1.81         1.00 - 2.90         8.35 - 10.27
                               2015      1.56         1.00 - 2.90      (1.82) - (0.09)
                               2014      1.48         1.00 - 2.90        10.03 - 11.97
                               2013      1.63         1.00 - 2.90        28.14 - 30.39

  BHFTII MFS Total Return      2017      2.35         0.75 - 1.90        10.12 - 11.33
     Sub-Account               2016      2.75         0.75 - 1.90          6.92 - 8.11
                               2015      2.42         0.75 - 1.90      (2.23) - (1.14)
                               2014      2.24         0.75 - 1.90          6.38 - 7.55
                               2013      2.46         0.75 - 1.90        16.52 - 17.81

  BHFTII MFS Value             2017      1.85         0.75 - 1.95        15.32 - 16.71
     Sub-Account               2016      2.08         0.75 - 1.95        11.89 - 13.24
                               2015      2.51         0.75 - 2.00      (2.34) - (1.11)
                               2014      1.58         0.75 - 2.00          8.37 - 9.74
                               2013      0.52         0.75 - 2.00        32.71 - 34.37

  BHFTII Neuberger Berman      2017      0.18         0.75 - 1.95        13.26 - 14.63
     Genesis Sub-Account       2016      0.21         0.75 - 1.95        16.11 - 17.51
                               2015      0.16         0.75 - 1.95      (1.56) - (0.37)
                               2014      0.20         0.75 - 1.95      (2.23) - (1.05)
                               2013      0.01         0.75 - 1.95        25.05 - 37.16



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII T. Rowe Price Large     2017     1,082,981    12.69 - 35.47      26,386,826
     Cap Growth Sub-Account      2016     1,195,673     9.69 - 26.87      21,990,753
                                 2015     1,214,561     9.73 - 26.78      22,843,144
                                 2014     1,116,757     8.98 - 24.51      19,378,100
                                 2013     1,115,203     8.41 - 22.79      17,222,447

  BHFTII T. Rowe Price Small     2017        12,927    37.48 - 41.60         502,259
     Cap Growth Sub-Account      2016        14,995    31.18 - 34.43         483,761
                                 2015        16,556    28.50 - 31.32         487,781
                                 2014        17,948    28.35 - 31.00         525,415
                                 2013        19,290    27.09 - 29.47         539,815

  BHFTII VanEck Global           2017       401,610    11.96 - 13.35       4,961,054
     Natural Resources           2016       364,533    12.28 - 13.55       4,607,833
     Sub-Account                 2015       482,930      8.68 - 9.50       4,311,458
                                 2014       407,380    13.17 - 14.23       5,499,684
                                 2013       372,229    16.56 - 17.66       6,297,415

  BHFTII Western Asset           2017     2,173,596    29.15 - 40.67      72,787,296
     Management Strategic Bond   2016     2,294,873    27.54 - 37.86      72,139,687
     Opportunities Sub-Account   2015           700    28.52 - 29.13          20,143
                                 2014           710    29.54 - 30.14          21,170
                                 2013         1,280    28.48 - 29.03          36,940

  BHFTII Western Asset           2017     1,468,504    15.57 - 19.86      25,666,671
     Management U.S. Government  2016     1,530,869    15.62 - 19.72      26,776,937
     Sub-Account                 2015     1,586,953    15.94 - 19.71      27,884,257
                                 2014     1,736,974    16.21 - 19.83      30,830,735
                                 2013     1,762,260    16.12 - 19.52      31,018,667

  Fidelity VIP Contrafund        2017       462,227     1.11 - 91.54      20,973,115
     Sub-Account                 2016       401,852     6.55 - 75.89      18,917,042
                                 2015       401,103     6.17 - 71.00      19,201,982
                                 2014       413,191     6.24 - 71.28      21,423,316
                                 2013       406,330     5.67 - 64.36      21,377,976

  Fidelity VIP Equity-Income     2017         2,297    24.23 - 96.09          64,477
     Sub-Account                 2016         2,475    21.81 - 86.59          62,060
                                 2015         3,431    18.79 - 74.67          71,803
                                 2014         4,022    19.90 - 79.16          87,581
                                 2013         4,115    18.60 - 74.07          83,802

  Fidelity VIP Mid Cap           2017       226,637    72.35 - 82.65      17,298,553
     Sub-Account                 2016       249,389    61.02 - 69.22      16,028,724
                                 2015       263,325    55.43 - 62.44      15,335,678
                                 2014       279,050    57.28 - 64.08      16,755,847
                                 2013       301,334    54.92 - 61.01      17,289,168

  FTVIPT Franklin Income VIP     2017       323,062    60.63 - 78.66      21,557,554
     Sub-Account                 2016       346,722    56.31 - 72.41      21,429,895
                                 2015       384,412    50.31 - 64.11      21,170,997
                                 2014       408,888    55.14 - 69.63      24,536,012
                                 2013       444,107    53.69 - 67.20      25,831,980



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII T. Rowe Price Large     2017      0.09         1.30 - 1.95         30.91 - 32.00
     Cap Growth Sub-Account      2016        --         1.30 - 1.95         (0.43) - 0.35
                                 2015        --         1.30 - 1.95           8.38 - 9.24
                                 2014        --         1.30 - 1.95           6.72 - 7.57
                                 2013      0.01         1.30 - 1.95         26.44 - 37.23

  BHFTII T. Rowe Price Small     2017      0.07         1.40 - 1.90         20.24 - 20.84
     Cap Growth Sub-Account      2016      0.03         1.40 - 1.90           9.38 - 9.93
                                 2015        --         1.40 - 1.90           0.54 - 1.04
                                 2014        --         1.40 - 1.90           4.64 - 5.16
                                 2013      0.14         1.40 - 1.90         41.46 - 42.17

  BHFTII VanEck Global           2017        --         0.75 - 1.95       (2.65) - (1.48)
     Natural Resources           2016      0.59         0.75 - 1.95         40.97 - 42.67
     Sub-Account                 2015      0.21         0.75 - 2.00     (34.09) - (33.26)
                                 2014      0.26         0.75 - 2.00     (20.43) - (19.43)
                                 2013      0.69         0.75 - 2.00           8.56 - 9.93

  BHFTII Western Asset           2017      3.83         0.75 - 1.95           4.20 - 7.42
     Management Strategic Bond   2016      2.28         0.75 - 1.95           3.64 - 7.49
     Opportunities Sub-Account   2015      4.86         1.40 - 1.50       (3.46) - (3.36)
                                 2014      6.53         1.40 - 1.50           3.72 - 3.83
                                 2013      4.64         1.40 - 1.50       (0.67) - (0.57)

  BHFTII Western Asset           2017      2.45         0.95 - 2.00         (0.33) - 0.72
     Management U.S. Government  2016      2.35         0.95 - 2.00         (0.98) - 0.07
     Sub-Account                 2015      2.07         0.95 - 1.95       (1.63) - (0.64)
                                 2014      1.67         0.95 - 1.95           0.57 - 1.58
                                 2013      1.95         0.95 - 1.80       (2.82) - (1.84)

  Fidelity VIP Contrafund        2017      0.89         0.95 - 1.85         11.33 - 20.61
     Sub-Account                 2016      0.71         0.95 - 1.85           5.93 - 6.89
                                 2015      0.89         0.95 - 1.85       (1.29) - (0.39)
                                 2014      0.84         0.95 - 1.85          9.77 - 10.76
                                 2013      0.97         0.95 - 1.85         10.23 - 29.91

  Fidelity VIP Equity-Income     2017      1.50         1.40 - 1.50         10.98 - 11.09
     Sub-Account                 2016      1.86         1.40 - 1.50         15.96 - 16.07
                                 2015      2.88         1.40 - 1.50       (5.66) - (5.57)
                                 2014      2.66         1.40 - 1.50           6.86 - 6.97
                                 2013      2.33         1.40 - 1.50         25.93 - 26.05

  Fidelity VIP Mid Cap           2017      0.49         0.95 - 1.65         12.36 - 19.40
     Sub-Account                 2016      0.32         0.95 - 1.65         10.09 - 10.86
                                 2015      0.25         0.95 - 1.65       (3.24) - (2.56)
                                 2014      0.02         0.95 - 1.65           4.30 - 5.03
                                 2013      0.29         0.95 - 1.65         33.65 - 34.59

  FTVIPT Franklin Income VIP     2017      4.15         0.95 - 1.85           4.28 - 8.64
     Sub-Account                 2016      5.01         0.95 - 1.85         11.93 - 12.95
                                 2015      4.64         0.95 - 1.85       (8.76) - (7.93)
                                 2014      4.95         0.95 - 1.85           2.70 - 3.63
                                 2013      6.43         0.95 - 1.85         11.85 - 12.86



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  FTVIPT Franklin Mutual       2017       113,949    32.68 - 37.89       3,922,157
     Shares VIP Sub-Account    2016       122,275    30.66 - 34.25       3,942,631
                               2015       129,815    26.86 - 29.84       3,653,863
                               2014       143,131    28.72 - 31.74       4,285,026
                               2013       155,912    27.26 - 29.95       4,416,458

  FTVIPT Franklin Small Cap    2017       232,182    17.42 - 42.86       4,131,028
     Value VIP Sub-Account     2016       240,405    15.98 - 16.85       3,903,614
                               2015       264,433    12.46 - 13.07       3,343,147
                               2014       264,065    13.66 - 14.25       3,653,630
                               2013       276,727    13.79 - 14.30       3,859,159

  FTVIPT Templeton Foreign     2017       467,004    16.12 - 41.12      12,194,033
     VIP Sub-Account           2016       514,287    14.04 - 35.70      11,685,523
                               2015       535,764    13.32 - 33.74      11,534,530
                               2014       549,503    14.48 - 36.56      12,938,516
                               2013       566,485    16.57 - 41.67      15,302,372

  FTVIPT Templeton Global      2017       566,437    18.29 - 20.50      10,736,739
     Bond VIP Sub-Account      2016       589,940    18.39 - 20.30      11,126,544
                               2015       612,689    18.13 - 19.91      11,391,228
                               2014       628,702    19.24 - 21.01      12,391,360
                               2013       660,456    19.18 - 20.82      12,966,506

  Invesco V.I. Equity and      2017       705,753    25.40 - 28.15      18,649,182
     Income Sub-Account        2016       771,024    23.31 - 25.65      18,652,644
                               2015       836,877    20.64 - 22.55      17,872,666
                               2014       883,170    21.54 - 23.37      19,615,976
                               2013       918,647    20.13 - 21.69      19,012,356

  Invesco V.I. International   2017       306,466    15.72 - 39.43      10,924,135
     Growth Sub-Account        2016       331,644    12.96 - 32.43       9,786,471
                               2015       343,336    13.20 - 32.97      10,351,518
                               2014       351,843    13.71 - 34.18      11,092,683
                               2013       378,037    13.85 - 34.47      11,901,262

  LMPVET ClearBridge Variable  2017       737,419     1.04 - 34.83      18,447,695
     Aggressive Growth         2016       635,486    16.82 - 30.24      16,840,229
     Sub-Account               2015       659,012    16.99 - 30.16      17,489,432
                               2014       728,285    17.67 - 30.99      19,900,016
                               2013       807,266    15.00 - 25.98      18,593,341

  LMPVET ClearBridge Variable  2017       439,951     1.11 - 73.70      26,287,438
     Appreciation Sub-Account  2016       422,725    49.55 - 62.23      23,691,227
                               2015       454,520    46.01 - 57.24      23,566,939
                               2014       504,207    46.15 - 56.87      26,063,152
                               2013       545,502    42.38 - 51.73      25,776,634

  LMPVET ClearBridge Variable  2017       572,108    18.87 - 28.66      15,145,887
     Dividend Strategy         2016       664,108    16.10 - 24.31      14,930,164
     Sub-Account               2015       720,660    14.24 - 21.38      14,325,561
                               2014       796,590    15.14 - 22.59      16,774,613
                               2013       851,387    13.55 - 20.09      15,989,944



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  FTVIPT Franklin Mutual       2017      2.22         0.95 - 1.65           1.65 - 7.33
     Shares VIP Sub-Account    2016      2.03         1.10 - 1.65         14.16 - 14.79
                               2015      3.03         1.10 - 1.65       (6.49) - (5.98)
                               2014      2.02         1.10 - 1.65           5.37 - 5.95
                               2013      2.05         1.10 - 1.65         26.16 - 26.86

  FTVIPT Franklin Small Cap    2017      0.51         0.95 - 1.55           8.51 - 9.61
     Value VIP Sub-Account     2016      0.82         0.95 - 1.50         28.25 - 28.96
                               2015      0.63         0.95 - 1.50       (8.77) - (8.26)
                               2014      0.62         0.95 - 1.50       (0.93) - (0.38)
                               2013      1.30         0.95 - 1.50         34.21 - 34.95

  FTVIPT Templeton Foreign     2017      2.57         1.30 - 1.90         14.50 - 15.40
     VIP Sub-Account           2016      1.96         1.30 - 1.90           5.16 - 6.00
                               2015      3.19         1.30 - 1.90       (8.25) - (7.61)
                               2014      1.84         1.30 - 1.90     (12.81) - (12.13)
                               2013      2.41         1.30 - 1.90         20.66 - 21.56

  FTVIPT Templeton Global      2017        --         0.95 - 1.55         (2.44) - 0.96
     Bond VIP Sub-Account      2016        --         0.95 - 1.50           1.41 - 1.97
                               2015      7.89         0.95 - 1.50       (5.73) - (5.21)
                               2014      5.11         0.95 - 1.50           0.32 - 0.87
                               2013      4.73         0.95 - 1.50           0.12 - 0.67

  Invesco V.I. Equity and      2017      1.44         0.95 - 1.65           5.61 - 9.74
     Income Sub-Account        2016      1.65         0.95 - 1.65         12.96 - 13.75
                               2015      2.31         0.95 - 1.65       (4.18) - (3.51)
                               2014      1.57         0.95 - 1.65           6.99 - 7.74
                               2013      1.53         0.95 - 1.65         22.84 - 23.71

  Invesco V.I. International   2017      1.24         0.95 - 1.55         15.47 - 21.57
     Growth Sub-Account        2016      1.17         0.95 - 1.50       (2.18) - (1.64)
                               2015      1.28         0.95 - 1.50       (4.07) - (3.54)
                               2014      1.38         0.95 - 1.50       (1.40) - (0.86)
                               2013      1.09         0.95 - 1.50         16.95 - 17.60

  LMPVET ClearBridge Variable  2017      0.50         0.95 - 1.95          4.65 - 15.19
     Aggressive Growth         2016      0.65         0.95 - 1.95         (1.01) - 0.25
     Sub-Account               2015      0.34         0.95 - 1.95       (3.83) - (2.66)
                               2014      0.17         0.95 - 1.95         17.76 - 19.26
                               2013      0.27         0.95 - 1.95         44.53 - 46.38

  LMPVET ClearBridge Variable  2017      1.18         0.95 - 1.90         11.16 - 18.42
     Appreciation Sub-Account  2016      1.31         0.95 - 1.90           7.70 - 8.73
                               2015      1.15         0.95 - 1.90         (0.31) - 0.64
                               2014      1.14         0.95 - 1.90           8.90 - 9.94
                               2013      1.28         0.95 - 1.90         27.56 - 28.77

  LMPVET ClearBridge Variable  2017      1.31         0.95 - 1.90         12.29 - 17.89
     Dividend Strategy         2016      1.41         0.95 - 1.90         12.68 - 13.69
     Sub-Account               2015      1.60         0.95 - 1.90       (6.19) - (5.34)
                               2014      2.00         0.95 - 1.90         11.40 - 12.41
                               2013      1.59         0.95 - 1.90         23.38 - 24.49



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2017         8,673    31.69 - 34.28         286,531
     Large Cap Growth             2016         8,139    25.68 - 27.67         216,950
     Sub-Account                  2015         9,250    24.37 - 26.15         233,660
                                  2014        11,166    22.62 - 24.18         261,685
                                  2013        14,900    20.22 - 21.53         311,557

  LMPVET ClearBridge Variable     2017        15,712    27.49 - 29.77         445,241
     Large Cap Value Sub-Account  2016        18,344    24.40 - 26.31         461,514
                                  2015        15,403    22.00 - 23.64         349,493
                                  2014        16,469    23.09 - 24.70         391,501
                                  2013        17,208    21.06 - 22.45         373,560

  LMPVET ClearBridge Variable     2017       174,563     1.14 - 39.84       4,979,166
     Small Cap Growth             2016       157,574    23.59 - 31.54       4,385,459
     Sub-Account                  2015       174,184    22.72 - 30.14       4,612,937
                                  2014       180,599    24.22 - 31.87       5,087,100
                                  2013       204,252    23.71 - 30.96       5,633,330

  LMPVET QS Variable              2017        89,801    24.70 - 27.71       2,336,136
     Conservative Growth          2016        97,631    22.12 - 24.68       2,269,182
     Sub-Account                  2015       110,832    20.93 - 23.22       2,433,690
                                  2014       121,761    21.53 - 23.76       2,748,787
                                  2013       147,638    20.87 - 22.90       3,213,463

  LMPVET QS Variable Growth       2017        58,448    23.47 - 25.52       1,420,325
     Sub-Account                  2016        67,986    20.00 - 21.65       1,411,867
                                  2015        72,554    18.74 - 20.21       1,409,068
                                  2014        71,544    19.48 - 20.93       1,440,406
                                  2013        72,225    18.92 - 21.30       1,407,293

  LMPVET QS Variable Moderate     2017         2,476    22.97 - 23.70          57,780
     Growth Sub-Account           2016         2,494    20.00 - 20.61          50,644
                                  2015         2,766    18.83 - 19.37          52,861
                                  2014         3,858    19.49 - 20.02          76,177
                                  2013         5,216    18.89 - 19.37          99,413

  LMPVIT Western Asset            2017       343,313     1.04 - 28.95       8,480,321
     Variable Global High Yield   2016       345,252    22.53 - 26.90       8,451,707
     Bond Sub-Account             2015       382,235    19.86 - 23.49       8,226,372
                                  2014       393,796    21.50 - 25.19       9,114,627
                                  2013       420,975    22.16 - 25.72       9,993,842

  Oppenheimer VA Main Street      2017       124,024    34.10 - 37.64       4,378,792
     Small Cap Sub-Account        2016       144,427    30.64 - 33.36       4,544,421
                                  2015       154,239    26.43 - 28.62       4,179,638
                                  2014       170,276    28.57 - 30.77       4,979,605
                                  2013       183,673    25.97 - 27.82       4,873,865

  PIMCO VIT High Yield            2017         5,354    23.10 - 24.03         124,773
     Sub-Account                  2016         5,406    22.00 - 22.83         119,830
                                  2015         6,064    19.86 - 20.57         121,278
                                  2014         8,179    20.49 - 21.19         168,442
                                  2013         8,155    20.13 - 20.77         164,889



                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2017      0.24         1.50 - 1.90        23.41 - 23.90
     Large Cap Growth             2016      0.50         1.50 - 1.90          5.37 - 5.79
     Sub-Account                  2015      0.44         1.50 - 1.90          7.73 - 8.16
                                  2014      0.46         1.50 - 1.90        11.85 - 12.29
                                  2013      0.46         1.50 - 1.90        35.26 - 35.80

  LMPVET ClearBridge Variable     2017      1.35         1.50 - 1.90        12.68 - 13.13
     Large Cap Value Sub-Account  2016      1.57         1.50 - 1.90        10.87 - 11.32
                                  2015      1.42         1.50 - 1.90      (4.70) - (4.31)
                                  2014      1.89         1.50 - 1.90         9.61 - 10.05
                                  2013      1.62         1.50 - 1.90        29.88 - 30.40

  LMPVET ClearBridge Variable     2017        --         0.95 - 1.90        14.70 - 23.09
     Small Cap Growth             2016        --         1.10 - 1.90          3.81 - 4.65
     Sub-Account                  2015        --         1.10 - 1.90      (6.18) - (5.42)
                                  2014        --         1.10 - 1.90          2.12 - 2.94
                                  2013      0.05         1.10 - 1.90        44.28 - 45.44

  LMPVET QS Variable              2017      2.35         1.10 - 1.65        11.70 - 12.31
     Conservative Growth          2016      2.28         1.10 - 1.65          5.67 - 6.26
     Sub-Account                  2015      1.92         1.10 - 1.65      (2.80) - (2.27)
                                  2014      2.43         1.10 - 1.65          3.19 - 3.76
                                  2013      2.14         1.10 - 1.65        13.45 - 14.07

  LMPVET QS Variable Growth       2017      1.73         1.25 - 1.65        17.39 - 17.86
     Sub-Account                  2016      1.45         1.25 - 1.65          6.72 - 7.15
                                  2015      1.39         1.25 - 1.65      (3.83) - (3.45)
                                  2014      1.77         1.25 - 1.65          2.97 - 3.39
                                  2013      1.65         0.95 - 1.65        24.43 - 25.30

  LMPVET QS Variable Moderate     2017      2.19         1.50 - 1.65        14.82 - 14.99
     Growth Sub-Account           2016      2.02         1.50 - 1.65          6.23 - 6.39
                                  2015      1.68         1.50 - 1.65      (3.39) - (3.25)
                                  2014      1.70         1.50 - 1.65          3.19 - 3.34
                                  2013      1.44         1.50 - 1.65        19.83 - 20.01

  LMPVIT Western Asset            2017      5.22         0.95 - 1.90          3.77 - 7.63
     Variable Global High Yield   2016      6.14         0.95 - 1.90        13.43 - 14.51
     Bond Sub-Account             2015      6.06         0.95 - 1.90      (7.61) - (6.73)
                                  2014      6.89         0.95 - 1.90      (3.01) - (2.09)
                                  2013      6.04         0.95 - 1.90          4.27 - 5.27

  Oppenheimer VA Main Street      2017      0.63         0.95 - 1.55         7.39 - 12.84
     Small Cap Sub-Account        2016      0.25         0.95 - 1.50        15.92 - 16.56
                                  2015      0.64         0.95 - 1.50      (7.49) - (6.98)
                                  2014      0.63         0.95 - 1.50         9.99 - 10.60
                                  2013      0.70         0.95 - 1.50        38.53 - 39.29

  PIMCO VIT High Yield            2017      4.87         1.30 - 1.50          5.03 - 5.23
     Sub-Account                  2016      5.22         1.30 - 1.50        10.77 - 10.99
                                  2015      5.25         1.30 - 1.50      (3.11) - (2.91)
                                  2014      5.29         1.30 - 1.50          1.80 - 2.01
                                  2013      5.44         1.30 - 1.50          4.16 - 4.37



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  PIMCO VIT Low Duration      2017         3,972    14.82 - 15.07          59,454      1.34         1.40 - 1.50      (0.16) - (0.06)
     Sub-Account              2016         4,155    14.85 - 15.08          62,277      1.49         1.40 - 1.50        (0.10) - 0.00
                              2015         4,350    14.86 - 15.08          65,235      3.41         1.40 - 1.50      (1.18) - (1.08)
                              2014         4,667    15.04 - 15.24          70,817      1.10         1.40 - 1.50      (0.65) - (0.55)
                              2013         7,603    15.14 - 15.33         116,235      1.48         1.40 - 1.50      (1.62) - (1.52)

  Pioneer VCT Mid Cap Value   2017        44,335    52.59 - 61.70       2,454,357      0.62         0.95 - 1.65         4.86 - 11.80
     Sub-Account              2016        46,933    47.36 - 55.19       2,336,394      0.47         0.95 - 1.65        14.33 - 15.13
                              2015        47,288    41.43 - 47.94       2,051,323      0.55         0.95 - 1.65      (7.89) - (7.24)
                              2014        50,993    44.97 - 51.68       2,392,128      0.65         0.95 - 1.65        12.92 - 13.71
                              2013        53,861    39.83 - 45.45       2,228,875      0.75         0.95 - 1.65        30.58 - 31.50

  Pioneer VCT Real Estate     2017           394            30.83          12,151      2.31                1.65                 1.61
     Shares Sub-Account       2016           396            30.34          12,007      3.24                1.65                 4.09
                              2015           397            29.15          11,585      2.07                1.65                 2.81
                              2014           399            28.35          11,317      2.34                1.65                28.42
                              2013           401            22.08           8,850      2.14                1.65               (0.12)

  Putnam VT Equity Income     2017         2,588    33.58 - 36.91          87,866      1.68         0.75 - 1.40        17.13 - 17.89
     Sub-Account              2016         2,546    28.67 - 31.31          73,748      1.58         0.75 - 1.40        12.06 - 12.79
                              2015         1,969    25.59 - 27.75          51,000      1.61         0.75 - 1.40      (4.39) - (3.77)
                              2014         1,982    26.76 - 28.84          53,627      2.11         0.75 - 1.40        11.09 - 11.82
                              2013         2,885    24.09 - 25.79          70,888      1.95         0.75 - 1.40        30.58 - 31.43

  Putnam VT Multi-Cap Growth  2017        17,982            14.49         260,560      0.85                1.40                27.76
     Sub-Account              2016        18,697            11.34         212,052      0.98                1.40                 6.56
                              2015        20,399            10.64         217,119      0.72                1.40               (1.46)
                              2014        28,619            10.80         309,120      0.52                1.40                12.22
                              2013        27,777             9.62         267,354      0.73                1.40                34.85

  Russell Global Real Estate  2017           215            40.19           8,645      3.67                1.40                10.25
     Securities Sub-Account   2016           215            36.45           7,841      4.56                1.40                 1.59
                              2015           215            35.88           7,718      1.63                1.40               (1.15)
                              2014           215            36.30           7,807      3.29                1.40                13.15
                              2013           215            32.08           6,900      3.99                1.40                 2.21

  Russell International       2017           959            14.85          14,238      2.66                1.40                23.24
     Developed Markets        2016           959            12.05          11,552      3.26                1.40                 0.94
     Sub-Account              2015           959            11.94          11,445      1.14                1.40               (2.69)
                              2014           959            12.26          11,761      1.95                1.40               (5.78)
                              2013           959            13.02          12,482      2.00                1.40                20.22

  Russell Strategic Bond      2017         1,250            19.42          24,270      1.35                1.40                 2.42
     Sub-Account              2016         1,250            18.96          23,697      1.60                1.40                 1.67
                              2015         1,250            18.65          23,307      2.39                1.40               (1.53)
                              2014         1,250            18.94          23,669      1.55                1.40                 3.99
                              2013         1,250            18.21          22,762      1.43                1.40               (2.82)

  Russell U.S. Small Cap      2017           206            23.49           4,847      0.18                1.40                13.88
     Equity Sub-Account       2016           206            20.63           4,257      0.84                1.40                17.01
                              2015           206            17.63           3,638      0.66                1.40               (8.48)
                              2014           206            19.26           3,975      0.25                1.40                 0.15
                              2013           206            19.24           3,969      0.44                1.40                38.06



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------   ------------------------------------------------
                                                      UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO          NET          INCOME          LOWEST TO        LOWEST TO
                                         UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                     ------------  ---------------  -------------   -------------  ----------------  ---------------
  Russell U.S. Strategic       2017         2,931            18.36         53,811       1.02                1.40               19.12
     Equity Sub-Account        2016         2,931            15.41         45,173       1.03                1.40                9.10
                               2015         2,931            14.13         41,406       0.81                1.40              (0.30)
                               2014         2,931            14.17         41,531       1.16                1.40               10.15
                               2013         2,931            12.86         37,705       1.21                1.40               31.07

  TAP 1919 Variable Socially   2017           322    45.45 - 47.23         15,055       1.07         1.50 - 1.65       14.84 - 15.01
     Responsive Balanced       2016           340    39.58 - 41.07         13,795       0.85         1.50 - 1.65         4.50 - 4.65
     Sub-Account               2015           437    37.87 - 39.24         16,859       1.42         1.50 - 1.65     (3.32) - (3.18)
                               2014           342    39.18 - 40.53         13,703       0.66         1.50 - 1.65         7.52 - 7.68
                               2013           770    36.44 - 37.64         28,829       1.79         1.50 - 1.65       16.76 - 16.94

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund, portfolio or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

              Index to Financial Statements, Notes and Schedules

                                                                                                         Page
                                                                                                    ---------
Report of Independent Registered Public Accounting Firm............................................    2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016
  and 2015:
 Balance Sheets....................................................................................    3
 Statements of Operations..........................................................................    4
 Statements of Comprehensive Income (Loss).........................................................    5
 Statements of Stockholder's Equity................................................................    6
 Statements of Cash Flows..........................................................................    7
Notes to the Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..........    8
 Note 2 -- Segment Information.....................................................................    17
 Note 3 -- Insurance...............................................................................    20
 Note 4 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.....    23
 Note 5 -- Reinsurance.............................................................................    26
 Note 6 -- Investments.............................................................................    30
 Note 7 -- Derivatives.............................................................................    37
 Note 8 -- Fair Value..............................................................................    42
 Note 9 -- Equity..................................................................................    50
 Note 10 -- Other Expenses.........................................................................    52
 Note 11 -- Income Tax.............................................................................    53
 Note 12 -- Contingencies, Commitments and Guarantees..............................................    55
 Note 13 -- Related Party Transactions.............................................................    56
Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015
 Schedule I -- Summary of Investments -- Other Than Investments in Related Parties.................    59
 Schedule III -- Supplementary Insurance Information...............................................    60
 Schedule IV -- Reinsurance........................................................................    62

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company of NY

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Brighthouse Life Insurance Company of NY (the "Company") as of December 31, 2017 and 2016, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 22, 2018

We have served as the Company's auditor since 2000.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                Balance Sheets
                          December 31, 2017 and 2016

                (In thousands, except share and per share data)

                                                                                                         2017           2016
                                                                                                    -------------- --------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,165,134
 and $1,870,654, respectively)..................................................................... $    2,221,563 $    1,878,514
Mortgage loans (net of valuation allowances of $1,747 and $1,775, respectively)....................        394,863        406,085
Other invested assets, at estimated fair value.....................................................          3,784          8,656
                                                                                                    -------------- --------------
   Total investments...............................................................................      2,620,210      2,293,255
Cash and cash equivalents, principally at estimated fair value.....................................         86,154         18,583
Accrued investment income..........................................................................         18,323         16,626
Premiums, reinsurance and other receivables........................................................        572,609        354,939
Deferred policy acquisition costs and value of business acquired...................................        131,059         85,173
Current income tax recoverable.....................................................................             --         57,736
Other assets.......................................................................................         36,317         48,285
Separate account assets............................................................................      5,021,633      4,758,449
                                                                                                    -------------- --------------
    Total assets................................................................................... $    8,486,305 $    7,633,046
                                                                                                    ============== ==============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $      674,046 $      627,007
Policyholder account balances......................................................................      1,343,330      1,202,350
Other policy-related balances......................................................................         12,733          7,285
Payables for collateral under derivative transactions..............................................          5,384          8,942
Current income tax payable.........................................................................          2,064             --
Deferred income tax liability......................................................................        112,498        219,839
Other liabilities..................................................................................        471,130        112,441
Separate account liabilities.......................................................................      5,021,633      4,758,449
                                                                                                    -------------- --------------
    Total liabilities..............................................................................      7,642,818      6,936,313
                                                                                                    -------------- --------------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and outstanding...........          2,000          2,000
Additional paid-in capital.........................................................................        415,931        340,931
Retained earnings..................................................................................        395,928        349,395
Accumulated other comprehensive income (loss)......................................................         29,628          4,407
                                                                                                    -------------- --------------
    Total stockholder's equity.....................................................................        843,487        696,733
                                                                                                    -------------- --------------
    Total liabilities and stockholder's equity..................................................... $    8,486,305 $    7,633,046
                                                                                                    ============== ==============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                      2017         2016         2015
                                                                                  -----------  -----------  -----------
Revenues
Premiums......................................................................... $    26,268  $    50,739  $    71,872
Universal life and investment-type product policy fees...........................     103,736      103,000      110,905
Net investment income............................................................      86,327       57,780       52,944
Other revenues...................................................................     (46,266)      29,192       (9,465)
Net investment gains (losses)....................................................      (1,178)      (3,737)       4,399
Net derivative gains (losses)....................................................    (157,222)      67,726       65,000
                                                                                  -----------  -----------  -----------
  Total revenues.................................................................      11,665      304,700      295,655
                                                                                  -----------  -----------  -----------
Expenses
Policyholder benefits and claims.................................................      (4,774)      51,980       49,400
Interest credited to policyholder account balances...............................      39,423       39,914       52,133
Amortization of deferred policy acquisition costs and value of business acquired.     (39,997)      23,217      103,826
Other expenses...................................................................      65,953       57,027       65,213
                                                                                  -----------  -----------  -----------
  Total expenses.................................................................      60,605      172,138      270,572
                                                                                  -----------  -----------  -----------
Income (loss) before provision for income tax....................................     (48,940)     132,562       25,083
Provision for income tax expense (benefit).......................................    (100,725)      42,152        1,988
                                                                                  -----------  -----------  -----------
Net income (loss)................................................................ $    51,785  $    90,410  $    23,095
                                                                                  ===========  ===========  ===========

              See accompanying notes to the financial statements

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                       2017        2016        2015
                                                                                    ----------  ----------  ----------
Net income (loss).................................................................. $   51,785  $   90,410  $   23,095
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets.....................     34,971      (3,066)    (55,353)
  Unrealized gains (losses) on derivatives.........................................     (4,248)      1,529       2,760
                                                                                    ----------  ----------  ----------
Other comprehensive income (loss), before income tax...............................     30,723      (1,537)    (52,593)
Income tax (expense) benefit related to items of other comprehensive income (loss).     (5,502)        538      18,408
                                                                                    ----------  ----------  ----------
Other comprehensive income (loss), net of income tax...............................     25,221        (999)    (34,185)
                                                                                    ----------  ----------  ----------
Comprehensive income (loss)........................................................ $   77,006  $   89,411  $  (11,090)
                                                                                    ==========  ==========  ==========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                                Accumulated
                                                                   Additional                      Other          Total
                                                        Common      Paid-in        Retained    Comprehensive  Stockholder's
                                                        Stock       Capital        Earnings    Income (Loss)     Equity
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2014......................... $     2,000 $     340,931 $     235,890  $      39,591  $     618,412
Net income (loss)....................................                                  23,095                        23,095
Other comprehensive income (loss), net of income tax.                                                (34,185)       (34,185)
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2015.........................       2,000       340,931       258,985          5,406        607,322
Net income (loss)....................................                                  90,410                        90,410
Other comprehensive income (loss), net of income tax.                                                   (999)          (999)
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2016.........................       2,000       340,931       349,395          4,407        696,733
Capital contribution.................................                    75,000                                      75,000
Net income (loss)....................................                                  51,785                        51,785
Effect of change in accounting principle (Note 1)....                                  (5,252)         5,252             --
Other comprehensive income (loss), net of income tax.                                                 19,969         19,969
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2017......................... $     2,000 $     415,931 $     395,928  $      29,628  $     843,487
                                                      =========== ============= =============  =============  =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                             2017         2016          2015
                                                                                         -----------  ------------  -----------
Cash flows from operating activities
Net income (loss)....................................................................... $    51,785  $     90,410  $    23,095
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Depreciation and amortization expenses.................................................       1,826         3,534        1,408
 Amortization of premiums and accretion of discounts associated with investments, net...       4,390          (828)      (1,918)
 (Gains) losses on investments, net.....................................................       1,178         3,737       (4,399)
 (Gains) losses on derivatives, net.....................................................      56,628       (44,031)     (41,794)
 Interest credited to policyholder account balances.....................................      39,423        39,914       52,133
 Universal life and investment-type product policy fees.................................    (103,736)     (103,000)    (110,905)
 Change in accrued investment income....................................................      (1,686)         (404)      (1,048)
 Change in premiums, reinsurance and other receivables..................................    (290,764)      433,724        2,601
 Change in deferred policy acquisition costs and value of business acquired, net........     (57,086)       18,241       99,059
 Change in income tax...................................................................     (58,293)       44,325      (78,460)
 Change in other assets.................................................................     102,321       103,403      102,648
 Change in future policy benefits and other policy-related balances.....................      52,287        77,708       68,764
 Change in other liabilities............................................................     354,777      (334,195)      12,764
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) operating activities.....................................     153,050       332,538      123,948
                                                                                         -----------  ------------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..............................................................     548,721       140,236      364,194
 Mortgage loans.........................................................................      42,363        42,446       23,593
Purchases of:
 Fixed maturity securities..............................................................    (845,133)     (379,993)    (372,108)
 Mortgage loans.........................................................................     (30,679)      (44,325)     (45,240)
Cash received in connection with freestanding derivatives...............................         729            54          786
Cash paid in connection with freestanding derivatives...................................        (118)          (25)        (822)
Net change in short-term investments....................................................         (12)       18,487       (6,380)
Net change in other invested assets.....................................................          (6)            2          414
Other, net..............................................................................          --           183           --
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) investing activities.....................................    (284,135)     (222,935)     (35,563)
                                                                                         -----------  ------------  -----------
Cash flows from financing activities
Policyholder account balances:
 Deposits...............................................................................     253,911        50,745       56,728
 Withdrawals............................................................................    (126,697)     (156,717)    (146,131)
Net change in payables for collateral under derivative transactions.....................      (3,558)        5,642        3,300
Capital contribution....................................................................      75,000            --           --
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) financing activities.....................................     198,656      (100,330)     (86,103)
                                                                                         -----------  ------------  -----------
Change in cash and cash equivalents.....................................................      67,571         9,273        2,282
Cash and cash equivalents, beginning of year............................................      18,583         9,310        7,028
                                                                                         -----------  ------------  -----------
Cash and cash equivalents, end of year.................................................. $    86,154  $     18,583  $     9,310
                                                                                         ===========  ============  ===========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax............................................................................. $   (42,132) $     (1,314) $    80,448
                                                                                         ===========  ============  ===========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates........................... $        --  $    552,113  $        --
                                                                                         ===========  ============  ===========
 Transfer of mortgage loans from former affiliates...................................... $        --  $    266,557  $        --
                                                                                         ===========  ============  ===========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BHNY" and the "Company" refer to Brighthouse Life Insurance Company of NY, a New York domiciled life insurance company. Brighthouse Life Insurance Company of NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Company markets and/or administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

   The Company is organized into two segments: Annuities and Life.

   On January 12, 2016, MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY.

   On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business, and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Life Insurance. On
July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc, representing 80.8% of MetLife Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Reclassifications

    Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                    Note
------------------------------------------------------------------------------------------
Insurance                                                                            3
------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles  4
------------------------------------------------------------------------------------------
Reinsurance                                                                          5
------------------------------------------------------------------------------------------
Investments                                                                          6
------------------------------------------------------------------------------------------
Derivatives                                                                          7
------------------------------------------------------------------------------------------
Fair Value                                                                           8
------------------------------------------------------------------------------------------
Income Tax                                                                           11
------------------------------------------------------------------------------------------
Litigation Contingencies                                                             12

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, policy renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      The Company issues directly, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees, and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

   .   incremental direct costs of contract acquisition, such as commissions;

   . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

   . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 4 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment issue exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the reinsured portions of these guarantees are accounted for as embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 6 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Other Invested Assets

      Other invested assets consist of freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives.

      The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 - Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities, see
  Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 11 for more information.

  Litigation Contingencies

    The Company may be a party to legal actions or regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact, if any, on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Computer Software

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $0 and $12.4 million at December 31, 2017 and 2016, respectively. Accumulated amortization of capitalized software was $0 and $5.9 million at December 31, 2017 and 2016, respectively. Related amortization expense was $544 thousand, $2.2 million and $13 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the balance sheet. Within its statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the financial statements.

   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its financial statements.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220 provide an option   January 1, 2019     The Company elected to early
Comprehensive Income      to reclassify stranded tax effects within AOCI  applied in the      adopt the ASU as of December 31,
(Topic 220)-              to retained earnings in each period in which    period of adoption  2017 and reclassified $5.3 million
Reclassification of       the effect of the change in the U.S. federal    (with early         from AOCI into retained earnings
Certain Tax Effects from  corporate income tax rate in the Tax Act of     adoption            related to the impact of the Tax
Accumulated Other         2017 (or portion thereof) is recorded.          permitted)          Act of 2017. See Notes 9 and 11.
Comprehensive Income
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815 (i) refine and      January 1, 2019     The Company does not expect a
Derivatives and Hedging   expand the criteria for achieving hedge         using the modified  material impact on the Company's
(Topic 815): Targeted     accounting on certain hedging strategies, (ii)  retrospective       financial statements from adoption
Improvements to           require the earnings effect of the hedging      method (with early  of the new guidance.
Accounting for Hedging    instrument be presented in the same line item   adoption
Activities                in which the earnings effect of the hedged      permitted)
                          item is reported, and (iii) eliminate the
                          requirement to separately measure and report
                          hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic 326 replace the         January 1, 2020     The Company is currently
Instruments - Credit      incurred loss impairment methodology for        using the modified  evaluating the impact of this
Losses (Topic 326):       certain financial instruments with one that     retrospective       guidance on its financial
Measurement of Credit     reflects expected credit losses based on        method (with early  statements. We expect the most
Losses on Financial       historical loss information, current            adoption permitted  significant impacts to be earlier
Instruments               conditions, and reasonable and supportable      beginning           recognition of impairments on
                          forecasts. The new guidance also requires that  January 1, 2019)    mortgage loan investments.
                          an other-than-temporary impairment ("OTTI") on
                          a debt security will be recognized as an
                          allowance going forward, such that
                          improvements in expected future cash flows
                          after an impairment will no longer be
                          reflected as a prospective yield adjustment
                          through net investment income, but rather a
                          reversal of the previous impairment and
                          recognized through realized investment gains
                          and losses.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are impacted, the      January 1, 2018     No impact on the Company's
from Contracts with       guidance will require an entity to recognize    using the           financial statements.
Customers (Topic 606)     revenue upon the transfer of promised goods or  retrospective
                          services to customers in an amount that         method
                          reflects the consideration to which the entity
                          expects to be entitled, in exchange for those
                          goods or services.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information

   The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

   The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment consists of life insurance products and services, including term, universal and whole life designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and expenses associated with certain legal proceedings, as well as income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's former U.S. insurance business sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues costs related to non-core products.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

   The following are the significant items excluded from total expenses in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon:
(i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                    Operating Results
                                            --------------------------------
                                                                   Corporate
Year Ended December 31, 2017                Annuities     Life      & Other      Total
------------------------------------------- ---------- ---------- ----------  -----------
                                                            (In thousands)
Pre-tax adjusted earnings.................. $   65,637 $    2,692  $    6,824  $    75,153
Provision for income tax expense (benefit).     16,104      1,533    (74,929)     (57,292)
                                            ---------- ---------- ----------  -----------
  Adjusted earnings........................ $   49,533 $    1,159  $   81,753      132,445
                                            ========== ========== ==========
Adjustments for:
Net investment gains (losses)..............                                        (1,178)
Net derivative gains (losses)..............                                      (157,222)
Other adjustments to net income............                                         34,307
Provision for income tax (expense) benefit.                                         43,433
                                                                              -----------
  Net income (loss)........................                                    $    51,785
                                                                              ===========

Interest revenue........................... $   57,142 $   19,078 $   10,433

                                                       Corporate
  At December 31, 2017           Annuities     Life     & Other      Total
  ----------------------------- ----------- ---------- ---------- -----------
                                               (In thousands)
  Total assets................. $ 7,219,139 $  662,546 $  604,620 $ 8,486,305
  Separate account assets...... $ 5,021,633 $       -- $       -- $ 5,021,633
  Separate account liabilities. $ 5,021,633 $       -- $       -- $ 5,021,633

                                                   Operating Results
                                            --------------------------------
                                                                  Corporate
Year Ended December 31, 2016                Annuities     Life     & Other      Total
------------------------------------------- ---------- ---------- ---------- ----------
                                                           (In thousands)
Pre-tax adjusted earnings.................. $   52,855 $   40,561 $    9,665  $  103,081
Provision for income tax expense (benefit).     14,623     14,197      3,014      31,834
                                            ---------- ---------- ---------- ----------
  Adjusted earnings........................ $   38,232 $   26,364 $    6,651  $   71,247
                                            ========== ========== ==========
Adjustments for:
Net investment gains (losses)..............                                      (3,737)
Net derivative gains (losses)..............                                       67,726
Other adjustments to net income............                                     (34,508)
Provision for income tax (expense) benefit.                                     (10,318)
                                                                             ----------
  Net income (loss)........................                                  $   90,410
                                                                             ==========

Interest revenue........................... $   27,747 $   17,108 $   13,204

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

                                                       Corporate
  At December 31, 2016           Annuities     Life     & Other      Total
  ----------------------------- ----------- ---------- ---------- -----------
                                               (In thousands)
  Total assets................. $ 6,708,803 $  342,592 $  581,651 $ 7,633,046
  Separate account assets...... $ 4,758,449 $       -- $       -- $ 4,758,449
  Separate account liabilities. $ 4,758,449 $       -- $       -- $ 4,758,449

                                                    Operating Results
                                            ----------------------------------
                                                                    Corporate
Year Ended December 31, 2015                Annuities      Life      & Other      Total
------------------------------------------- ---------- -----------  ---------- -----------
                                                            (In thousands)
Pre-tax adjusted earnings.................. $   20,794     (60,934) $   11,842 $   (28,298)
Provision for income tax expense (benefit).      1,139     (21,327)      3,493     (16,695)
                                            ---------- -----------  ---------- -----------
  Adjusted earnings........................ $   19,655 $   (39,607) $    8,349 $   (11,603)
                                            ========== ===========  ==========
Adjustments for:
Net investment gains (losses)..............                                          4,399
Net derivative gains (losses)..............                                         65,000
Other adjustments to net income............                                        (16,018)
Provision for income tax (expense) benefit.                                        (18,683)
                                                                               -----------
  Net income (loss)........................                                    $    23,095
                                                                               ===========

Interest revenue........................... $   23,210 $    15,432  $   14,516

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                     Years Ended December 31,
                              ---------------------------------------
                                  2017          2016         2015
                              ------------  ------------ ------------
                                          (In thousands)
           Annuities......... $    106,762  $    125,308 $    139,102
           Life..............       36,646        86,089       56,322
           Corporate & Other.       12,789        15,135       16,771
           Adjustments.......     (144,532)       78,168       83,460
                              ------------  ------------ ------------
             Total........... $     11,665  $    304,700 $    295,655
                              ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                ----------------------------------------
                                    2017         2016          2015
                                ------------ ------------- -------------
                                             (In thousands)
       Annuity products........ $     63,813 $     112,018 $     130,167
       Life insurance products.       19,925        70,913        43,145
                                ------------ ------------- -------------
         Total................. $     83,738 $     182,931 $     173,312
                                ============ ============= =============

   All of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


3. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2017           2016
                                   -------------- --------------
                                          (In thousands)
                Annuities......... $    1,675,039 $    1,504,773
                Life..............        346,084        322,319
                Corporate & Other.          8,986          9,550
                                   -------------- --------------
                  Total........... $    2,030,109 $    1,836,642
                                   ============== ==============

   See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.
   Future policy benefits are measured as follows:

Product Type:               Measurement Assumptions:
-------------------------------------------------------------------------------------------------------------------------
Nonparticipating life       Aggregate of the present value of expected future benefit payments and related expenses
  insurance                   less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 5%.
-------------------------------------------------------------------------------------------------------------------------
Individual and group fixed  Present value of expected future payments. Interest rate assumptions used in establishing
  annuities after             such liabilities range from 3% to 6%.
  annuitization

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7. Guarantees accounted for as insurance liabilities include:

Guarantee:                                     Measurement Assumptions:
------------------------------------------------------------------------------------
GMDBs  . A return of purchase payment upon    . Present value of expected death
          death even if the account value is     benefits in excess of the
          reduced to zero.                       projected account balance
                                                 recognizing the excess ratably
                                                 over the accumulation period based
                                                 on the present value of total
                                                 expected assessments.
       . An enhanced death benefit may be     . Assumptions are consistent with
          available for an additional fee.       those used for amortizing DAC, and
                                                 are thus subject to the same
                                                 variability and risk.
                                              . Investment performance and
                                                 volatility assumptions are
                                                 consistent with the historical
                                                 experience of the appropriate
                                                 underlying equity index, such as
                                                 the Standard & Poor's Global
                                                 Ratings ("S&P") 500 Index.
                                              . Benefit assumptions are based on
                                                 the average benefits payable over
                                                 a range of scenarios.
------------------------------------------------------------------------------------
GMIBs  . After a specified period of time     . Present value of expected income
          determined at the time of issuance     benefits in excess of the
          of the variable annuity contract,      projected account balance at any
          a minimum accumulation of purchase     future date of annuitization and
          payments, even if the account          recognizing the excess ratably
          value is reduced to zero, that can     over the accumulation period based
          be annuitized to receive a monthly     on present value of total expected
          income stream that is not less         assessments.
          than a specified amount.
       . Certain contracts also provide for   . Assumptions are consistent with
          a guaranteed lump sum return of        those used for estimating GMDB
          purchase premium in lieu of the        liabilities.
          annuitization benefit.
                                              . Calculation incorporates an
                                                 assumption for the percentage of
                                                 the potential annuitizations that
                                                 may be elected by the contract
                                                 holder.
------------------------------------------------------------------------------------
GMWBs  . A return of purchase payment via     . Expected value of the life
          partial withdrawals, even if the       contingent payments and expected
          account value is reduced to zero,      assessments using assumptions
          provided that cumulative               consistent with those used for
          withdrawals in a contract year do      estimating the GMDB liabilities.
          not exceed a certain limit.
       . Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                       Annuity Contracts
                                   -------------------------
                                      GMDBs        GMIBs         Total
                                   -----------  ------------ ------------
                                               (In thousands)
     Direct
     Balance at January 1, 2015... $     7,152  $     96,726 $    103,878
     Incurred guaranteed benefits.       1,175        20,004       21,179
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,089       116,730      124,819
     Incurred guaranteed benefits.       2,272        32,338       34,610
     Paid guaranteed benefits.....        (560)            1         (559)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.       9,801       149,069      158,870
     Incurred guaranteed benefits.       2,675        22,559       25,234
     Paid guaranteed benefits.....         (11)           --          (11)
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $    12,465  $    171,628 $    184,093
                                   ===========  ============ ============
     Ceded
     Balance at January 1, 2015... $     7,152  $     32,487 $     39,639
     Incurred guaranteed benefits.       1,664         7,433        9,097
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,578        39,920       48,498
     Incurred guaranteed benefits.       2,215        11,570       13,785
     Paid guaranteed benefits.....        (560)           --         (560)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.      10,233        51,490       61,723
     Incurred guaranteed benefits.       2,547         9,386       11,933
     Paid guaranteed benefits.....         (11)           --          (11)
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $    12,769  $     60,876 $     73,645
                                   ===========  ============ ============
     Net
     Balance at January 1, 2015... $        --  $     64,239 $     64,239
     Incurred guaranteed benefits.        (489)       12,571       12,082
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2015.        (489)       76,810       76,321
     Incurred guaranteed benefits.          57        20,768       20,825
     Paid guaranteed benefits.....          --             1            1
                                   -----------  ------------ ------------
     Balance at December 31, 2016.        (432)       97,579       97,147
     Incurred guaranteed benefits.         128        13,173       13,301
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $      (304) $    110,752 $    110,448
                                   ===========  ============ ============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

   Information regarding the Company's guarantee exposure was as follows at:

                                                                       December 31,
                                          -----------------------------------------------------------------------
                                                         2017                               2016
                                          ------------------------------     ------------------------------
                                               In the             At              In the             At
                                           Event of Death    Annuitization    Event of Death    Annuitization
                                          --------------    -------------    --------------    -------------
                                                                 (Dollars in thousands)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)..................  $  5,026,927     $  4,149,482      $  4,763,943     $  3,969,485
Separate account value...................  $  5,020,107     $  4,149,482      $  4,753,638     $  3,968,482
Net amount at risk.......................  $      5,262 (4) $    166,788 (5)  $     36,827 (4) $    209,926 (5)
Average attained age of contract holders.      66 years         66 years          66 years         65 years

 -------

 (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

 (2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of guaranteed minimum benefits which have been reinsured.

 (3) Includes the contract holder's investments in the general account and separate account, if applicable.

 (4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

 (5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  -----------------------------
                                       2017           2016
                                  -------------- --------------
                                         (In thousands)
                 Fund Groupings:
                   Balanced...... $    3,099,888 $    2,945,952
                   Equity........      1,513,408      1,403,276
                   Bond..........        359,929        359,993
                   Money Market..         48,408         49,228
                                  -------------- --------------
                     Total....... $    5,021,633 $    4,758,449
                                  ============== ==============

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                          Years Ended December 31,
                                                                  ---------------------------------------
                                                                      2017          2016         2015
                                                                  ------------  -----------  ------------
                                                                               (In thousands)
DAC
Balance at January 1,                                             $     85,032  $   107,474  $    204,321
Capitalizations                                                         17,089        4,976         4,768
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)        50,228      (12,163)      (16,372)
 Other expenses                                                        (10,182)     (11,155)      (87,443)
                                                                  ------------  -----------  ------------
   Total amortization                                                   40,046      (23,318)     (103,815)
                                                                  ------------  -----------  ------------
Unrealized investment gains (losses)                                   (11,200)      (4,100)        2,200
                                                                  ------------  -----------  ------------
Balance at December 31,                                                130,967       85,032       107,474
                                                                  ------------  -----------  ------------
VOBA
Balance at January 1,                                                      141           40            51
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)            --           --             5
 Other expenses                                                            (49)         101           (16)
                                                                  ------------  -----------  ------------
   Total amortization                                                      (49)         101           (11)
                                                                  ------------  -----------  ------------
Balance at December 31,                                                     92          141            40
                                                                  ------------  -----------  ------------
Total DAC and VOBA
Balance at December 31,                                           $    131,059  $    85,173  $    107,514
                                                                  ============  ===========  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                     ------------------------
                                         2017        2016
                                     ------------ -----------
                                          (In thousands)
                  Annuities          $    107,760 $    60,689
                  Life                     23,101      24,265
                  Corporate & Other           198         219
                                     ------------ -----------
                    Total            $    131,059 $    85,173
                                     ============ ===========

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

   Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                         -----------------------------------
                                             2017        2016        2015
                                         -----------  ----------  ----------
                                                    (In thousands)
   DSI
   Balance at January 1,................  $    29,647  $   37,114  $   41,176
   Capitalization.......................          155         350         452
   Amortization.........................        (479)     (7,017)     (5,014)
   Unrealized investment gains (losses).      (2,400)       (800)         500
                                         -----------  ----------  ----------
   Balance at December 31,..............  $    26,923  $   29,647  $   37,114
                                         ===========  ==========  ==========
   VODA
   Balance at January 1,................  $     9,862  $   11,222  $   12,616
   Amortization.........................      (1,283)     (1,360)     (1,394)
                                         -----------  ----------  ----------
   Balance at December 31,..............  $     8,579  $    9,862  $   11,222
                                         ===========  ==========  ==========
   Accumulated amortization.............  $    10,935  $    9,652  $    8,292
                                         ===========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                        VOBA        VODA
                                                      --------- ------------
                                                          (In thousands)
   2018.............................................. $      46 $      1,184
   2019.............................................. $      46 $      1,073
   2020.............................................. $      -- $        956
   2021.............................................. $      -- $        841
   2022.............................................. $      -- $        730

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

Annuities

   For annuities, the Company currently reinsures to its parent Brighthouse Life Insurance Company and formerly reinsured to MLIC, 100% of the certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with variable annuities. Under the benefit guarantees reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

Life

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

Catastrophe Coverage

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit. The Company had $17.0 million and $11.9 million of unsecured reinsurance recoverable balances with third-parties at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $17.1 million of net ceded reinsurance recoverables with third-parties. Of this total, $15.0 million, or 88%, were with the Company's five largest ceded reinsurers, all of which were unsecured. At December 31, 2016, the Company had $11.9 million of net ceded reinsurance recoverables with third-parties. Of this total, $10.5 million, or 88%, were with the Company's five largest ceded reinsurers, all of which were unsecured.

   The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                   2017          2016          2015
                                                               ------------  ------------  ------------
                                                                            (In thousands)
Premiums
Direct premiums...............................................  $     93,196  $    109,733  $    122,110
Reinsurance ceded.............................................      (66,928)      (58,994)      (50,238)
                                                               ------------  ------------  ------------
  Net premiums................................................  $     26,268  $     50,739  $     71,872
                                                               ============  ============  ============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $    107,605  $    106,830  $    114,850
Reinsurance ceded.............................................       (3,869)       (3,830)       (3,945)
                                                               ------------  ------------  ------------
  Net universal life and investment-type product policy fees..  $    103,736  $    103,000  $    110,905
                                                               ============  ============  ============
Other revenues
Direct other revenues.........................................  $     13,016  $     12,494  $     12,754
Reinsurance ceded.............................................      (59,282)        16,698      (22,219)
                                                               ------------  ------------  ------------
  Net other revenues.......................................... $    (46,266)  $     29,192 $     (9,465)
                                                               ============  ============  ============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $    105,551  $    128,420  $    138,574
Reinsurance ceded.............................................     (110,325)      (76,440)      (89,174)
                                                               ------------  ------------  ------------
  Net policyholder benefits and claims........................ $     (4,774)  $     51,980  $     49,400
                                                               ============  ============  ============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   The amounts on the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                         December 31,
                                             ---------------------------------------------------------------------
                                                            2017                               2016
                                             ---------------------------------- ----------------------------------
                                                                       Total                              Total
                                                                      Balance                            Balance
                                               Direct      Ceded       Sheet      Direct      Ceded       Sheet
                                             ---------- ----------- ----------- ---------- ----------- -----------
                                                                        (In thousands)
Assets
Premiums, reinsurance and other receivables. $   20,852 $   551,757 $   572,609 $   19,005 $   335,934 $   354,939

Liabilities
Other policy-related balances............... $   12,733 $        -- $    12,733 $    7,285 $        -- $     7,285
Other liabilities........................... $   21,643 $   449,487 $   471,130 $   10,637 $   101,804 $   112,441

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of related party reinsurance transactions. See "-- Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and certain MetLife, Inc. subsidiaries, including MLIC and MetLife Reinsurance Company of Vermont ("MRV"), all of which were related parties at December 31, 2017.

   Information regarding the significant effects of related party reinsurance included on the statements of operations was as follows:

                                                             Years Ended December 31,
                                                        ---------------------------------
                                                           2017        2016       2015
                                                        ----------  ---------  ----------
                                                                  (In thousands)
Premiums
Reinsurance ceded...................................... $  (51,944) $ (44,259) $  (37,119)
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $   (3,680) $  (3,645) $   (3,784)
Other revenues
Reinsurance ceded...................................... $  (59,272)  $  16,701 $  (22,212)
Policyholder benefits and claims
Reinsurance ceded...................................... $  (99,990) $ (71,948) $  (76,410)

   Information regarding the significant effects of ceded related party reinsurance included on the balance sheets was as follows at:

                                                        December 31,
                                                   -----------------------
                                                      2017        2016
                                                   ----------- -----------
                                                       (In thousands)
      Assets
      Premiums, reinsurance and other receivables. $   533,388 $   321,868
      Liabilities
      Other liabilities........................... $   448,210 $    99,641

   The Company ceded risks to Brighthouse Life Insurance Company related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $307.7 million and $211.2 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($73.6) million, $24.2 million and $12.5 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   The Company ceded 100% of certain variable annuities including guaranteed minimum benefit on a modified coinsurance basis to MLIC. In January 2017, the Company executed a novation and reassigned this reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer. These transactions were treated as a termination of the existing reinsurance agreement with recognition of a loss and a new reinsurance agreement with no recognition of a gain or loss. These transactions resulted in an increase in other liabilities of $129.8 million. The Company recognized a loss of $84.4 million, net of income tax, as a result of these transactions. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's balance sheets. The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $0 and $168.1 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($125.1) million, $46.2 million and $54.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $25.6 million and a decrease in premiums, reinsurance and other receivables of $22.4 million. The Company recognized a gain of $2.1 million, net of income tax, as a result of reinsurance termination. Concurrent with the recapture from MLIC, the Company executed a reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer to cede on a yearly renewable term basis risks related to multiple life products. The transaction resulted in an increase in premiums, reinsurance and other receivables of $24.7 million, an increase in other liabilities of $22.7 million a decrease in premiums of $22.7 million and a reduction in policyholder benefits and claims of $24.7 million. The Company recognized a gain of $1.3 million, net of income tax, as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27.2 million, a decrease in premiums, reinsurance and other receivables of $93.7 million and a decrease in other liabilities of $158.1 million. The Company recognized a gain of $24.2 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933.4 million and an increase in DAC of $22.9 million, offset by a decrease in premiums, reinsurance and other receivables of $922.6 million. The Company recognized a gain of $21.9 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $92.6 million and $199.0 million of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $19.6 million and $28.0 million at December 31, 2017 and 2016, respectively. There were no deposit liabilities on related party reinsurance at both December 31, 2017 and 2016.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

    The following table presents the fixed maturity securities AFS by sector.

                                                December 31, 2017                                December 31, 2016
                                ------------------------------------------------- ------------------------------------
                                                Gross Unrealized                                  Gross Unrealized
                                            -------------------------                         ------------------------
                                                                       Estimated
                                 Amortized           Temporary  OTTI     Fair      Amortized          Temporary  OTTI
                                   Cost      Gains    Losses   Losses    Value       Cost      Gains   Losses   Losses
                                ----------- -------- --------- ------ ----------- ----------- ------- --------- ------
                                                                          (In thousands)
Fixed maturity securities: (1)
U.S. corporate................. $   770,385 $ 29,246 $   2,007 $  --  $   797,624 $   709,694 $20,400 $   8,283 $  --
U.S. government and
 agency........................     535,757   17,023     5,717    --      547,063     410,504   9,560    13,519    --
Foreign corporate..............     304,650    8,168     3,704    --      309,114     237,412   2,998     8,070    --
RMBS...........................     217,857    5,626     1,703    --      221,780     238,676   2,033     2,322    --
CMBS...........................     197,931    3,533     1,043    --      200,421     177,719   2,724     1,487    --
State and political
 subdivision...................      64,056    6,596       366    --       70,286      52,739   4,345       764    --
ABS............................      58,665      305        98    --       58,872      26,695     152       177    --
Foreign government.............      15,833      597        27    --       16,403      17,215     543       273    --
                                ----------- -------- --------- -----  ----------- ----------- ------- --------- -----
  Total fixed maturity
   securities.................. $ 2,165,134 $ 71,094 $  14,665 $  --  $ 2,221,563 $ 1,870,654 $42,755 $  34,895 $  --
                                =========== ======== ========= =====  =========== =========== ======= ========= =====

                                ------------


                                 Estimated
                                   Fair
                                   Value
                                -----------

Fixed maturity securities: (1)
U.S. corporate................. $   721,811
U.S. government and
 agency........................     406,545
Foreign corporate..............     232,340
RMBS...........................     238,387
CMBS...........................     178,956
State and political
 subdivision...................      56,320
ABS............................      26,670
Foreign government.............      17,485
                                -----------
  Total fixed maturity
   securities.................. $ 1,878,514
                                ===========

--------

(1)Redeemable preferred stock is reported within U.S. corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company did not hold non-income producing fixed maturity securities at both December 31, 2017 and 2016.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                 Due After Five
                                   Due After One     Years                                  Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten  Structured    Maturity
                      Year or Less  Five Years       Years          Years      Securities   Securities
                      ------------ ------------- -------------- ------------- ------------ --------------
                                                        (In thousands)
Amortized cost....... $    40,231  $    333,428   $    760,665  $    556,357  $    474,453 $    2,165,134
Estimated fair value. $    40,633  $    338,857   $    768,084  $    592,916  $    481,073 $    2,221,563

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                                December 31, 2017                          December 31, 2016
                                   ------------------------------------------- ------------------------------------------
                                                          Equal to or Greater                        Equal to or Greater
                                    Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                                   --------------------- --------------------- --------------------- --------------------
                                   Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated   Gross
                                     Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair    Unrealized
                                     Value      Losses     Value      Losses     Value      Losses     Value     Losses
                                   ---------- ---------- ---------- ---------- ---------- ---------- --------- ----------
                                                                   (Dollars in thousands)
Fixed maturity securities
U.S. corporate.................... $  118,514  $    898  $   46,372  $  1,109  $  250,559 $   6,667  $  17,745  $  1,616
U.S. government and agency........    248,434     2,895     107,253     2,822     342,150    13,519         --        --
Foreign corporate.................     88,724     1,540      29,552     2,164     129,093     3,541     22,965     4,529
RMBS..............................     24,060       162      38,454     1,541     137,470     2,089      6,822       233
CMBS..............................     18,430       176      27,958       867      42,661     1,068      3,729       419
State and political subdivision...      9,232       110       8,111       256      20,709       764         --        --
ABS...............................      7,361        23       8,076        75      17,504       177         --        --
Foreign government................      4,484        27          --        --       7,189       148        868       125
                                   ----------  --------  ----------  --------  ---------- ---------  ---------  --------
  Total fixed maturity securities. $  519,239  $  5,831  $  265,776  $  8,834  $  947,335 $  27,973  $  52,129  $  6,922
                                   ==========  ========  ==========  ========  ========== =========  =========  ========
Total number of securities in an
 unrealized loss position.........        131                    58                   203                   35
                                   ==========            ==========            ==========            =========

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $20.2 million during the year ended December 31, 2017 to $14.7 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


    At December 31, 2017, there were no gross unrealized losses on fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                     December 31,
                                   ------------------------------------------------
                                             2017                     2016
                                   -----------------------  -----------------------
                                     Carrying      % of       Carrying      % of
                                      Value        Total       Value        Total
                                   ------------  ---------  ------------  ---------
                                                (Dollars in thousands)
Mortgage loans:
  Commercial...................... $    276,626       70.0% $    286,002       70.4%
  Agricultural....................      119,984       30.4       121,858       30.0
                                   ------------  ---------  ------------  ---------
    Subtotal (1)..................      396,610      100.4       407,860      100.4
  Valuation allowances (2)........       (1,747)      (0.4)       (1,775)      (0.4)
                                   ------------  ---------  ------------  ---------
     Total mortgage loans, net.... $    394,863      100.0% $    406,085      100.0%
                                   ============  =========  ============  =========

--------

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $22.2 million, $100.2 million and $44.9 million, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $58.5 million, $63.7 million and $30.3 million during the years ended December 31, 2017, 2016 and 2015, respectively.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    Information on commercial and agricultural mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                                            Recorded Investment
                                         ---------------------------------------------------------
                                             Debt Service Coverage Ratios
                                         -------------------------------------             % of
                                            > 1.20x   1.00x - 1.20x    < 1.00x     Total     Total
                                         ---------- --------------- ---------- --------- ---------
                                                           (Dollars in thousands)

December 31, 2017
Loan-to-value ratios:
Less than 65%...........................   $243,217         $17,425       $ --  $260,642      94.2%
65% to 75%..............................     12,957              --         --    12,957       4.7
76% to 80%..............................      3,027              --         --     3,027       1.1
                                         ---------- --------------- ---------- --------- ---------
 Total..................................   $259,201         $17,425       $ --  $276,626     100.0%
                                         ========== =============== ========== ========= =========
December 31, 2016
Loan-to-value ratios:
Less than 65%...........................   $259,711         $15,614       $999  $276,324      96.6%
65% to 75%..............................      9,678              --         --     9,678       3.4
                                         ---------- --------------- ---------- --------- ---------
 Total..................................   $269,389         $15,614       $999  $286,002     100.0%
                                         ========== =============== ========== ========= =========

  Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                                     December 31,
                                    ----------------------------------------------
                                             2017                    2016
                                    ----------------------  ----------------------
                                      Recorded     % of       Recorded     % of
                                      Investment   Total      Investment   Total
                                    ------------ ---------  ------------ ---------
                                                (Dollars in thousands)

Loan-to-value ratios:
Less than 65%......................     $119,077      99.2%     $119,974      98.4%
65% to 75%.........................          907       0.8         1,884       1.6
                                    ------------ ---------  ------------ ---------
 Total.............................     $119,984     100.0%     $121,858     100.0%
                                    ============ =========  ============ =========

  Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at both December 31, 2017 and 2016. During the years ended December 31, 2017 and 2016, the Company did not have any mortgage loans modified in a troubled debt restructuring.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $60.7 million and $9.2 million at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                     Years Ended December 31,
                                                             ---------------------------------------
                                                                 2017          2016          2015
                                                             ------------  ------------  -----------
                                                                          (In thousands)
Fixed maturity securities...................................  $    56,432   $     7,862   $    6,028
Derivatives.................................................          471         4,718        3,189
                                                             ------------  ------------  -----------
 Subtotal...................................................       56,903        12,580        9,217
                                                             ------------  ------------  -----------
Amounts allocated from:
 DAC and DSI................................................      (19,400)       (5,800)        (900)
Deferred income tax benefit (expense).......................       (7,875)       (2,373)      (2,911)
                                                             ------------  ------------  -----------
Net unrealized investment gains (losses)....................  $    29,628   $     4,407   $    5,406
                                                             ============  ============  ===========

    The changes in net unrealized investment gains (losses) were as follows:

                                                                     Years Ended December 31,
                                                             ---------------------------------------
                                                                 2017          2016         2015
                                                             ------------  -----------  ------------
                                                                          (In thousands)
Balance at January 1,.......................................  $     4,407   $    5,406   $    39,591
Unrealized investment gains (losses) during the year........       44,323        3,363       (55,293)
Unrealized investment gains (losses) relating to:
 DAC and DSI................................................      (13,600)      (4,900)        2,700
 Deferred income tax benefit (expense)......................       (5,502)         538        18,408
                                                             ------------  -----------  ------------
Balance at December 31,.....................................  $    29,628   $    4,407   $     5,406
                                                             ============  ===========  ============
 Change in net unrealized investment gains (losses).........  $    25,221   $     (999)  $   (34,185)
                                                             ============  ===========  ============

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value at:

                                                                  December 31,
                                                             -----------------------
                                                                2017        2016
                                                             ----------- -----------
                                                                 (In thousands)
Invested assets on deposit (regulatory deposits)............  $    1,549  $    1,507
Invested assets pledged as collateral (1)...................  $      707  $       --
                                                             ----------- -----------
Total invested assets on deposit and pledged as collateral..  $    2,256  $    1,507
                                                             =========== ===========

--------

(1) The Company has pledged invested assets in connection with derivative transactions (see Note 7).

Variable Interest Entities

   The Company has invested in certain entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


  Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at either December 31, 2017 or 2016.

  Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                        December 31,
                                                     ---------------------------------------------------
                                                               2017                      2016
                                                     ------------------------- -------------------------
                                                                    Maximum                   Maximum
                                                       Carrying    Exposure      Carrying    Exposure
                                                        Amount    to Loss (1)     Amount    to Loss (1)
                                                     ------------ ------------ ------------ ------------
                                                                       (In thousands)
Fixed maturity securities AFS:
Structured Securities (2)........................... $    431,406 $    431,406 $    444,013 $    444,013
Foreign corporate...................................        6,394        6,394        5,884        5,884
                                                     ------------ ------------ ------------ ------------
 Total.............................................. $    437,800 $    437,800 $    449,897 $    449,897
                                                     ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

Net Investment Income

   The components of net investment income were as follows:

                                                             Years Ended December 31,
                                                     -----------------------------------------
                                                         2017          2016          2015
                                                     ------------- ------------- -------------
                                                                  (In thousands)
Investment income:
  Fixed maturity securities......................... $      71,779 $      50,386 $      47,069
  Mortgage loans....................................        16,665         8,734         6,904
  Cash, cash equivalents and short-term investments.           261           102            38
  Other.............................................           778           516           401
                                                     ------------- ------------- -------------
    Subtotal........................................        89,483        59,738        54,412
  Less: Investment expenses.........................         3,156         1,958         1,468
                                                     ------------- ------------- -------------
     Net investment income.......................... $      86,327 $      57,780 $      52,944
                                                     ============= ============= =============

   See "-- Related Party Investment Transactions" for discussion of affiliated investment expenses.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                          ----------------------------------------
                                                                              2017          2016          2015
                                                                          ------------  ------------  ------------
                                                                                       (In thousands)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized:
   U.S. and foreign corporate securities -- by industry:
     Industrial.......................................................... $         --  $       (870) $         --
                                                                          ------------  ------------  ------------
      OTTI losses on fixed maturity securities recognized in earnings....           --          (870)           --
Fixed maturity securities -- net gains (losses) on sales and disposals...       (1,749)       (1,884)        4,547
                                                                          ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.....................       (1,749)       (2,754)        4,547
                                                                          ------------  ------------  ------------
Equity securities - net gains (losses) on sales and disposals............           --             6            --
Mortgage loans...........................................................          (42)       (1,129)         (146)
Other....................................................................          613           140            (2)
                                                                          ------------  ------------  ------------
   Total net investment gains (losses)................................... $     (1,178) $     (3,737) $      4,399
                                                                          ============  ============  ============

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $467 thousand, ($54) thousand and $458 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

  Sales or Disposals and Impairments of Fixed Maturity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                   Years Ended December 31,
                                 -------------------------------------------------------------
                                    2017         2016        2015      2017     2016    2015
                                 ----------  -----------  ----------  ------- -------- -------
                                      Fixed Maturity Securities          Equity Securities
                                 -----------------------------------  ------------------------
                                                        (In thousands)
Proceeds........................ $  462,993  $    74,657  $  292,993  $    -- $    183 $    --
                                 ==========  ===========  ==========  ======= ======== =======
Gross investment gains.......... $    1,879  $     1,006  $    8,204  $    -- $      6 $    --
Gross investment losses.........     (3,628)      (2,890)     (3,657)      --       --      --
OTTI losses.....................         --         (870)         --       --       --      --
                                 ----------  -----------  ----------  ------- -------- -------
  Net investment gains (losses). $   (1,749) $    (2,754) $    4,547  $    -- $      6 $    --
                                 ==========  ===========  ==========  ======= ======== =======

Related Party Investment Transactions

   During the year ended December 31, 2016, the Company transferred invested assets to affiliates with an estimated fair value of $1.5 million and amortized cost of $1.4 million. Net investment gains (losses) recognized on these transfers was $64 thousand.

   In November 2016, the Company received a transfer of investments and cash and cash equivalents totaling $933.4 million for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 5 for additional information related to this transfer.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment advisor. The related investment administrative service charges were $2.8 million, $1.9 million and $1.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are bilateral contracts between two counterparties ("OTC-bilateral"). The Company primarily uses foreign currency swaps.

  Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

    In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                   December 31,
                                                            -----------------------------------------------------------
                                                                        2017                           2016
                                                            -----------------------------  -----------------------------
                                                                      Estimated Fair Value           Estimated Fair Value
                                                                     --------------------            -------------------
                                                             Gross                          Gross
                                                            Notional                       Notional
                          Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount   Assets   Liabilities
                          -------------------------------   -------- --------  ----------- -------- --------  -----------
                                                                                  (In thousands)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
 Foreign currency swaps.  Foreign currency exchange rate    $ 70,307 $  1,571   $   1,357  $ 33,930 $  4,947    $   --
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Foreign currency swaps..  Foreign currency exchange rate      16,636    2,213         254    14,063    3,709        --
                                                            -------- --------   ---------  -------- --------    ------
   Total................                                    $ 86,943 $  3,784   $   1,611  $ 47,993 $  8,656    $   --
                                                            ======== ========   =========  ======== ========    ======

   The Company recognized net investment income from settlement payments related to qualifying hedges of $604 thousand, $581 thousand and $394 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $326 thousand, $279 thousand and $215 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                                 Year Ended December 31, 2017
                                                                      -------------------------------------------------

                                                                            Net
                                                                        Derivative            Net
                                                                           Gains          Derivatives
                                                                         (Losses)        Gains (Losses)    Amount of Gains
                                                                      Recognized for     Recognized for   (Losses) deferred
                                                                      Derivatives (1)   Hedged Items (2)       in AOCI
                                                                      ---------------   ----------------  -----------------
                                                                                        (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives....................... $           (9)    $           --    $       (4,257)
                                                                      --------------     --------------    --------------
     Total cash flow hedges..........................................             (9)                --            (4,257)
                                                                      --------------     --------------    --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................         (1,609)               373                --
    Embedded derivatives.............................................       (156,297)                --                --
                                                                      --------------     --------------    --------------
       Total non-qualifying hedges...................................       (157,906)               373                --
                                                                      --------------     --------------    --------------
       Total......................................................... $     (157,915)    $          373    $       (4,257)
                                                                      ==============     ==============    ==============

                                                                                 Year Ended December 31, 2016
                                                                      -------------------------------------------------

                                                                            Net
                                                                        Derivative            Net
                                                                           Gains          Derivatives
                                                                         (Losses)        Gains (Losses)    Amount of Gains
                                                                      Recognized for     Recognized for   (Losses) deferred
                                                                      Derivatives (1)   Hedged Items (2)       in AOCI
                                                                      ---------------   ----------------  -----------------
                                                                                        (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives....................... $           55     $          (44)   $        1,584
                                                                      --------------     --------------    --------------
     Total cash flow hedges..........................................             55                (44)            1,584
                                                                      --------------     --------------    --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................          2,114               (757)               --
    Embedded derivatives.............................................         66,079                 --                --
                                                                      --------------     --------------    --------------
       Total non-qualifying hedges...................................         68,193               (757)               --
                                                                      --------------     --------------    --------------
       Total......................................................... $       68,248     $         (801)   $        1,584
                                                                      ==============     ==============    ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


                                                                               Year Ended December 31, 2015
                                                                      -----------------------------------------------

                                                                            Net
                                                                        Derivative          Net
                                                                           Gains        Derivatives      Amount of
                                                                         (Losses)      Gains (Losses)  Gains (Losses)
                                                                      Recognized for   Recognized for   deferred in
                                                                      Derivatives (1) Hedged Items (2)      AOCI
                                                                      --------------- ---------------- --------------
                                                                                      (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives.......................  $          --    $       (32)    $      2,760
                                                                       -------------    -----------     ------------
     Total cash flow hedges..........................................             --            (32)           2,760
                                                                       -------------    -----------     ------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................          1,557           (456)              --
    Embedded derivatives.............................................         63,716             --               --
                                                                       -------------    -----------     ------------
       Total non-qualifying hedges...................................         65,273           (456)              --
                                                                       -------------    -----------     ------------
       Total.........................................................  $      65,273    $      (488)    $      2,760
                                                                       =============    ===========     ============

  ------

  (1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

  (2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships.

  (3) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

    In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2017, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2016, $49 thousand was reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2015, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

    There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for both the years ended December 31, 2017 and 2016.

    At December 31, 2017 and 2016, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $471 thousand and $4.7 million, respectively.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                               December 31,
                                                                              -----------------------------------------------
                                                                                       2017                    2016
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets    Liabilities   Assets    Liabilities
----------------------------------------------------------------------------  ----------  ----------- ----------  -----------
                                                                                              (In thousands)
 Gross estimated fair value of derivatives:
   OTC-bilateral (1)......................................................... $    3,903  $    1,482  $    8,850   $     --
                                                                              ----------  ----------  ----------   --------
     Total gross estimated fair value of derivatives (1).....................      3,903       1,482       8,850         --
 Amounts offset on the balance sheets........................................         --          --          --         --
                                                                              ----------  ----------  ----------   --------
 Estimated fair value of derivatives presented on the balance sheets (1).....      3,903       1,482       8,850         --
 Gross amounts not offset on the balance sheets:
 Gross estimated fair value of derivatives: (2)
   OTC-bilateral.............................................................     (1,482)     (1,482)         --         --
 Cash collateral: (3)
   OTC-bilateral.............................................................     (2,367)         --      (8,672)        --
 Securities collateral: (4)
   OTC-bilateral.............................................................         --          --          --         --
                                                                              ----------  ----------  ----------   --------
 Net amount after application of master netting agreements and collateral.... $       54  $       --  $      178   $     --
                                                                              ==========  ==========  ==========   ========

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $119 thousand and $194 thousand, respectively and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($129) thousand and $0, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received is included in cash and cash equivalents or in short-term investments, and the obligation to return it is included in payables for collateral transactions on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $3.0 million and $270 thousand, respectively, and did not provide any excess cash collateral, which is not included in the table above due to the foregoing limitation.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company did not receive excess securities collateral, and provided excess securities collateral with an estimated fair value of $707 thousand and $0, respectively, for its OTC-bilateral derivatives.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   At both December 31, 2017 and 2016, the Company held no OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements. The Company's collateral arrangements require both parties to be fully collateralized, as such, the Company would not be required to post additional collateral as a result of a downgrade in its financial strength rating.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and fixed annuities with equity-indexed returns.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                   December 31,
                                                                                        ----------------------------------
                                                           Balance Sheet Location             2017              2016
                                                       -------------------------------- ----------------  ----------------
                                                                                                  (In thousands)
Embedded derivatives within asset host contracts:
                                                       Premiums, reinsurance and other
Ceded guaranteed minimum benefits..................... receivables                      $        307,698  $        379,297
                                                                                        ================  ================

Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits.................... Policyholder account balances    $        (51,130) $        (23,740)
Fixed annuities with equity indexed returns........... Policyholder account balances              11,195                --
                                                                                        ----------------  ----------------
Embedded derivatives within liability host contracts..                                  $        (39,935) $        (23,740)
                                                                                        ================  ================

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                    Years Ended December 31,
                                        ------------------------------------------------
                                              2017            2016            2015
                                        ---------------- --------------- ---------------
                                                         (In thousands)
Net derivative gains (losses) (1), (2). $      (156,297) $        66,079 $        63,716

--------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $466 thousand, ($57) thousand and $1.4 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($24.7) million, ($19.0) million and ($2.6) million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 5 for discussion of related party net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                              December 31, 2017
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                    Total Estimated
                                                            Level 1       Level 2        Level 3      Fair Value
                                                          ------------ -------------- ------------  ---------------
                                                                               (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate......................................... $         -- $      750,891 $     46,733  $      797,624
  U.S. government and agency.............................      420,084        126,979           --         547,063
  Foreign corporate......................................           --        259,897       49,217         309,114
  RMBS...................................................           --        207,338       14,442         221,780
  CMBS...................................................           --        195,306        5,115         200,421
  State and political subdivision........................           --         70,286           --          70,286
  ABS....................................................           --         58,872           --          58,872
  Foreign government.....................................           --         16,403           --          16,403
                                                          ------------ -------------- ------------  --------------
    Total fixed maturity securities......................      420,084      1,685,972      115,507       2,221,563
                                                          ------------ -------------- ------------  --------------
Derivative assets: (1)
  Foreign currency exchange rate.........................           --          3,784           --           3,784
Embedded derivatives within asset host contracts (2).....           --             --      307,698         307,698
Separate account assets..................................           --      5,021,633           --       5,021,633
                                                          ------------ -------------- ------------  --------------
    Total assets......................................... $    420,084 $    6,711,389 $    423,205  $    7,554,678
                                                          ============ ============== ============  ==============
Liabilities
Derivative liabilities: (1)
  Foreign currency exchange rate......................... $         -- $        1,611 $         --  $        1,611
Embedded derivatives within liability host contracts (2).           --             --      (39,935)        (39,935)
                                                          ------------ -------------- ------------  --------------
    Total liabilities.................................... $         -- $        1,611 $    (39,935) $      (38,324)
                                                          ============ ============== ============  ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


                                                                              December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                    Total Estimated
                                                            Level 1       Level 2        Level 3      Fair Value
                                                          ------------ -------------- ------------  ---------------
                                                                               (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate......................................... $         -- $      681,406 $     40,405  $      721,811
  U.S. government and agency.............................      289,186        117,359           --         406,545
  Foreign corporate......................................           --        200,454       31,886         232,340
  RMBS...................................................           --        217,091       21,296         238,387
  CMBS...................................................           --        173,763        5,193         178,956
  State and political subdivision........................           --         56,320           --          56,320
  ABS....................................................           --         21,736        4,934          26,670
  Foreign government.....................................           --         17,485           --          17,485
                                                          ------------ -------------- ------------  --------------
    Total fixed maturity securities......................      289,186      1,485,614      103,714       1,878,514
                                                          ------------ -------------- ------------  --------------
Derivative assets: (1)
  Foreign currency exchange rate.........................           --          8,656           --           8,656
Embedded derivatives within asset host contracts (2).....           --             --      379,297         379,297
Separate account assets..................................           --      4,758,449           --       4,758,449
                                                          ------------ -------------- ------------  --------------
    Total assets......................................... $    289,186 $    6,252,719 $    483,011  $    7,024,916
                                                          ============ ============== ============  ==============
Liabilities
Derivative liabilities: (1)
  Foreign currency exchange rate......................... $         -- $           -- $         --  $           --
Embedded derivatives within liability host contracts (2).           --             --      (23,740)        (23,740)
                                                          ------------ -------------- ------------  --------------
    Total liabilities.................................... $         -- $           -- $    (23,740) $      (23,740)
                                                          ============ ============== ============  ==============

--------

(1) Derivative assets are presented within other invested assets on the balance sheets and derivative liabilities are presented within other liabilities on the balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.

 Valuation Controls and Procedures

     The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

     The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing", are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

   represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 4% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

     MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

     The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

  Determination of Fair Value

   Fixed maturities

     The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

     U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

     U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

     Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

  Derivatives

    The fair values for OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

    The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


    Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Embedded Derivatives

    Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


    The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above. These reinsurance agreements contain embedded derivatives and are included within premiums, reinsurance and other receivables on the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both December 31, 2017 and 2016.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                    December 31, 2017            December 31, 2016
                                                --------------------------   --------------------------
                                                                                                              Impact of
                              Significant                                                                  Increase in Input
              Valuation       Unobservable                        Weighted                     Weighted      on Estimated
              Techniques         Inputs             Range        Average (1)     Range        Average (1)   Fair Value (2)
             ------------  ------------------   -------------    ----------- -------------    ----------- ------------------
Fixed maturity securities
 (3)
U.S.         . Matrix      . Offered quotes       98   -    142      108       94   -    136      107           Increase
 corporate     pricing       (4)
 and
 foreign
 corporate..
             . Market      . Quoted prices
               pricing       (4)                  87   -    109      99        75   -    110      97            Increase
             ---------------------------------------------------------------------------------------------------------------
 RMBS....... . Market      . Quoted prices
               pricing       (4)                  70   -    101      85        56   -    111      86          Increase (5)
             ---------------------------------------------------------------------------------------------------------------
 CMBS....... . Market      . Quoted prices
               pricing       (4)                                              104   -    104      104         Increase (5)
Embedded
 derivatives
Direct,      . Option      . Mortality
 assumed       pricing       rates:
 and ceded     techniques
 guaranteed
 minimum
 benefits...
                             Ages 0 - 40          0%   -   0.09%               0%   -   0.09%                 Decrease (6)
                             Ages 41 - 60       0.04%  -   0.65%             0.04%  -   0.65%                 Decrease (6)
                             Ages 61 - 115      0.26%  -   100%              0.26%  -   100%                  Decrease (6)
                           . Lapse rates:

                             Durations 1 - 10   0.25%  -   100%              0.25%  -   100%                  Decrease (7)
                             Durations 11 -
                             20                   2%   -   100%                2%   -   100%                  Decrease (7)
                             Durations 21 -
                             116                  2%   -   100%                2%   -   100%                  Decrease (7)
                           . Utilization
                             rates                0%   -    25%                0%   -    25%                  Increase (8)
                           . Withdrawal
                             rates              0.25%  -    10%              0.25%  -    10%                       (9)
                           . Long-term
                             equity
                              volatilities      17.40% -    25%              17.40% -    25%                  Increase (10)
                           . Nonperformance
                              risk spread       0.64%  -   1.43%             0.04%  -   0.57%                 Decrease (11)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(6) Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(7) Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(10)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                     ----------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                     ---------------------------------------------
                                                                                                             Net Embedded
                                                         Corporate (1)         Structured Securities        Derivatives (2)
                                                     --------------------      ---------------------     ---------------------
                                                                                 (In thousands)
Balance, January 1, 2016............................  $            55,189       $            13,862       $            360,381

Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................                  (64)                      249                     66,079
Total realized/unrealized gains (losses) included
 in AOCI............................................               (1,769)                      152                         --
Purchases (5).......................................               21,260                    23,916                         --
Sales (5)...........................................                 (462)                   (1,901)                        --
Issuances (5).......................................                   --                        --                         --
Settlements (5).....................................                   --                        --                    (23,423)
Transfers into Level 3 (6)..........................                   --                        --                         --
Transfers out of Level 3 (6)........................               (1,863)                   (4,855)                        --
                                                     --------------------      --------------------      ---------------------
Balance, December 31, 2016..........................               72,291                    31,423                    403,037
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................                    3                       415                   (156,297)
Total realized/unrealized gains (losses) included
 in AOCI............................................                5,969                     1,051                         --
Purchases (5).......................................               26,542                        --                         --
Sales (5)...........................................               (2,320)                   (8,398)                        --
Issuances (5).......................................                   --                        --                         --
Settlements (5).....................................                   --                        --                    100,893
Transfers into Level 3 (6)..........................                   --                        --                         --
Transfers out of Level 3 (6)........................               (6,535)                   (4,934)                        --
                                                     --------------------      --------------------      ---------------------
Balance, December 31, 2017..........................  $            95,950       $            19,557       $            347,633
                                                     ====================      =====================     =====================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2015 (7)...........................  $                23       $                83       $             67,551
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2016 (7)...........................  $               (64)      $               249       $             71,709
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2017 (7)...........................  $                 1       $               441       $           (141,133)
Gains (Losses) Data for the year ended December 31,
 2015

Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................  $                79       $                83       $             63,716
Total realized/unrealized gains (losses) included
 in AOCI............................................  $            (1,849)      $                55       $                 --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                  December 31, 2017
                                             -----------------------------------------------------------
                                                                Fair Value Hierarchy
                                                          ---------------------------------
                                                                                               Total
                                               Carrying                                      Estimated
                                                Value      Level 1   Level 2     Level 3     Fair Value
                                             ------------ --------- --------- ------------- ------------
                                                                   (In thousands)
Assets
Mortgage loans.............................. $    394,863 $      -- $      -- $     395,894 $    395,894
Premiums, reinsurance and other receivables. $     20,489 $      -- $     900 $      19,728 $     20,628
Liabilities
Policyholder account balances............... $  1,154,733 $      -- $      -- $   1,140,886 $  1,140,886

                                                                  December 31, 2016
                                             -----------------------------------------------------------
                                                                Fair Value Hierarchy
                                                          ---------------------------------
                                                                                               Total
                                               Carrying                                      Estimated
                                                Value      Level 1   Level 2     Level 3     Fair Value
                                             ------------ --------- --------- ------------- ------------
                                                                   (In thousands)
Assets
Mortgage loans.............................. $    406,085 $      -- $      -- $     404,079 $    404,079
Premiums, reinsurance and other receivables. $     30,122 $      -- $   2,095 $      30,272 $     32,367
Liabilities
Policyholder account balances............... $  1,214,186 $      -- $      -- $   1,283,338 $  1,283,338

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, and have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


9. Equity

Capital Transactions

   In December 2017, the Company received a cash capital contribution of $75.0 million from Brighthouse Life Insurance Company.

Statutory Equity and Income

   The state of domicile of the Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for the Company was in excess of 400% for all periods presented.

   The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NYDFS"). The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, NYDFS Circular Letter No 11, which impacts deferred premiums, and NYDFS Seventh Amendment to Regulation 172, which impacts admitted unearned reinsurance premiums. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of the Company for the years ended December 31, 2017 and 2016 by an amount of $47.7 million and $53.0 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from the Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                     Years Ended December 31,
                                                            -------------------------------------------
                Company                   State of Domicile     2017           2016           2015
----------------------------------------- ----------------- ------------- --------------- -------------
                                                                          (In thousands)
Brighthouse Life Insurance Company of NY.     New York      $      22,166 $      (87,290) $      17,194

   Statutory capital and surplus was as follows at:

                                                      December 31,
                                              -----------------------------
                    Company                        2017           2016
    ----------------------------------------- -------------- --------------
                                                     (In thousands)
    Brighthouse Life Insurance Company of NY. $      294,298 $      195,824

Dividend Restrictions

   The Company is able to pay $21.0 million of dividends in 2018 to its parent without insurance regulatory approval from the NYDFS. The Company did not pay any dividends in 2017 or 2016 to its parent.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)

   Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting the Company, without prior insurance regulatory clearance, to pay stockholder dividends to its parent. in any calendar year based on either of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to its parent. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains     Unrealized
                                                      (Losses), Net of   Gains (Losses)
                                                     Related Offsets (1) on Derivatives    Total
                                                     ------------------- -------------- -----------
                                                                     (In thousands)
Balance at December 31, 2014........................     $    39,312       $      279   $    39,591
OCI before reclassifications........................         (50,792)           2,760       (48,032)
Deferred income tax benefit (expense)...............          17,778             (966)       16,812
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..           6,298            2,073         8,371
Amounts reclassified from AOCI......................          (4,561)              --        (4,561)
Deferred income tax benefit (expense)...............           1,596               --         1,596
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.          (2,965)              --        (2,965)
                                                         -----------       ----------   -----------
Balance at December 31, 2015........................           3,333            2,073         5,406
OCI before reclassifications........................          (5,777)           1,584        (4,193)
Deferred income tax benefit (expense)...............           2,022             (554)        1,468
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..            (422)           3,103         2,681
Amounts reclassified from AOCI......................           2,711              (55)        2,656
Deferred income tax benefit (expense)...............            (949)              19          (930)
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.           1,762              (36)        1,726
                                                         -----------       ----------   -----------
Balance at December 31, 2016........................           1,340            3,067         4,407
OCI before reclassifications........................          33,257           (4,257)       29,000
Deferred income tax benefit (expense)...............         (11,640)           1,490       (10,150)
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..          22,957              300        23,257
Amounts reclassified from AOCI......................           1,714                9         1,723
Deferred income tax benefit (expense) (2)...........           4,652               (4)        4,648
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.           6,366                5         6,371
                                                         -----------       ----------   -----------
Balance at December 31, 2017........................     $    29,323       $      305   $    29,628
                                                         ===========       ==========   ===========

--------

(1) See Note 6 for information on offsets to investments related to future policy benefits, DAC and DSI.

(2) Includes the $5.3 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                             Statement of
                                                                                                            Operations and
                                                                                                             Comprehensive
                                                                                                             Income (Loss)
AOCI Components                                                     Amounts Reclassified from AOCI             Location
--------------------------------------------------------------  -------------------------------------  -------------------------
                                                                       Years Ended December 31,
                                                                -------------------------------------
                                                                    2017         2016         2015
                                                                -----------  -----------  -----------
                                                                            (In thousands)
Net unrealized investment gains (losses):
                                                                                                       Net investment
 Net unrealized investment gains (losses)...................... $    (1,761) $    (2,745) $     4,550  gains (losses)
 Net unrealized investment gains (losses)......................          47           79          228  Net investment income
                                                                                                       Net derivative gains
 Net unrealized investment gains (losses)......................          --          (45)        (217) (losses)
                                                                -----------  -----------  -----------
  Net unrealized investment gains (losses), before income tax..      (1,714)      (2,711)       4,561
  Income tax (expense) benefit.................................      (4,652)         949       (1,596)
                                                                -----------  -----------  -----------
  Net unrealized investment gains (losses), net of income tax.. $    (6,366) $    (1,762) $     2,965
                                                                ===========  ===========  ===========
Unrealized gains (losses) on derivatives - cash flow hedges:
                                                                                                       Net derivative gains
 Foreign currency swaps........................................ $        (9) $        55  $        --  (losses)
                                                                -----------  -----------  -----------
  Gains (losses) on cash flow hedges, before income tax........          (9)          55           --
  Income tax (expense) benefit.................................           4          (19)          --
                                                                -----------  -----------  -----------
  Gains (losses) on cash flow hedges, net of income tax........ $        (5) $        36  $        --
                                                                ===========  ===========  ===========
Total reclassifications, net of income tax..................... $    (6,371) $    (1,726) $     2,965
                                                                ===========  ===========  ===========

10. Other Expenses

   Information on other expenses was as follows:

                                                                  Years Ended December 31,
                                                          ----------------------------------------
                                                              2017          2016          2015
                                                          ------------  ------------  ------------
                                                                       (In thousands)
Compensation............................................. $     13,508  $      8,535  $     13,421
Pension, postretirement and postemployment benefit costs.           --           796         1,334
Commissions..............................................       33,129        17,586        21,291
Volume-related costs.....................................        3,171         4,943         6,123
Related party expenses on ceded reinsurance..............        4,743        10,535        11,276
Capitalization of DAC....................................      (17,089)       (4,976)       (4,768)
Premium taxes, licenses and fees.........................        3,795         2,590         3,607
Professional services....................................        5,209         1,529           373
Rent and related expenses................................          481         1,096         1,065
Other....................................................       19,006        14,393        11,491
                                                          ------------  ------------  ------------
 Total other expenses.................................... $     65,953  $     57,027  $     65,213
                                                          ============  ============  ============

Capitalization of DAC

   See Note 4 for additional information on the capitalization of DAC.

Related Party Expenses

   See Note 13 for a discussion of related party expenses included in the table above.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


11. Income Tax

   The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                    2017           2016          2015
                                                ------------  -------------  ------------
                                                             (In thousands)
Current:
  Federal...................................... $     17,352  $     (57,108) $      1,148
  Foreign......................................           17             --            --
                                                ------------  -------------  ------------
   Subtotal....................................       17,369        (57,108)        1,148
                                                ------------  -------------  ------------
Deferred:
  Federal......................................     (118,094)        99,260           840
                                                ------------  -------------  ------------
   Provision for income tax expense (benefit).. $   (100,725) $      42,152  $      1,988
                                                ============  =============  ============

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                         Years Ended December 31,
                                                -----------------------------------------
                                                    2017           2016          2015
                                                ------------  -------------  ------------
                                                              (In thousands)
Tax provision at U.S. statutory rate........... $    (17,129) $      46,397  $      8,779
Tax effect of:
  Rate revaluation due to tax reform (1).......      (77,308)            --            --
  Dividend received deduction..................       (5,159)        (4,732)       (5,589)
  Prior year tax...............................         (493)         1,282          (624)
  Tax credits..................................         (636)          (797)         (580)
  Other, net...................................           --              2             2
                                                ------------  -------------  ------------
   Provision for income tax expense (benefit).. $   (100,725) $      42,152  $      1,988
                                                ============  =============  ============

--------

(1)For the year ended December 31, 2017, the Company recognized a $77.3 million benefit in net income from remeasurement of our net deferred tax liability in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interpret any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   --------------  --------------
                                                           (In thousands)
Deferred income tax assets:
  Tax credit carryforwards........................ $        3,463  $        4,491
  Net operating loss carryforwards................          3,661              --
  Other...........................................          2,973           2,206
                                                   --------------  --------------
    Total deferred income tax assets..............         10,097           6,697
                                                   --------------  --------------
Deferred income tax liabilities:
  Investments, including derivatives..............            958           1,102
  Policyholder liabilities and receivables........         94,717         210,814
  Intangibles.....................................          1,384           1,850
  Net unrealized investment gains.................          7,875           2,373
  DAC.............................................         17,661          10,397
                                                   --------------  --------------
    Total deferred income tax liabilities.........        122,595         226,536
                                                   --------------  --------------
     Net deferred income tax asset (liability).... $     (112,498) $     (219,839)
                                                   ==============  ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


   At December 31, 2017, the Company had net operating loss carryforwards of approximately $17.4 million and the Company had recorded a related deferred tax asset of $3.7 million which expires in years 2033-2037.

   Tax credit carryforwards of $3.5 million at December 31, 2017 have an indefinite expiration date.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               --------------------------------------
                                                                                   2017          2016         2015
                                                                               ------------  ------------  ----------
                                                                                           (In thousands)
Balance at January 1,......................................................... $      1,204  $        983  $      983
Additions for tax positions of prior years....................................           49           300          --
Reductions for tax positions of prior years...................................          (62)          (23)         --
Additions for tax positions of current year...................................          169           300          --
Reductions for tax positions of current year..................................         (318)           --          --
Settlements with tax authorities..............................................          (66)         (356)         --
                                                                               ------------  ------------  ----------
Balance at December 31,....................................................... $        976  $      1,204  $      983
                                                                               ============  ============  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        976  $      1,130  $      909
                                                                               ============  ============  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The Dividend Received Deduction ("DRD") reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the DRD amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $5.6 million, $3.9 million and $5.6 million, respectively, related to the separate account DRD. The 2017 benefit included an expense of $400 thousand related to a true-up of the 2016 tax return. The 2016 and 2015 benefit included a benefit of $900 thousand and $600 thousand related to a true-up of the 2015 and 2014 tax returns, respectively.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company of NY will be included in a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company of NY under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a separate return basis with benefits for losses.

   Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance company subsidiaries (including the Company and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


  Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $55.6 million to Brighthouse Life Insurance Company of NY under the Tax Separation Agreement. At December 31, 2017, a $958 thousand receivable related to this agreement is included in other assets.

12. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, or annuities. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters or other products.

   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc. and its subsidiaries and affiliates under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

12. Contingencies, Commitments and Guarantees (continued)

  member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                             December 31,
                                                                         ---------------------
                                                                            2017       2016
                                                                         ---------- ----------
                                                                            (In thousands)
Other Assets:
  Premium tax offset for future discounted and undiscounted assessments. $      300 $      300
  Premium tax offsets currently available for paid assessments..........         51      1,829
                                                                         ---------- ----------
    Total............................................................... $      351 $    2,129
                                                                         ========== ==========
Other Liabilities:
  Insolvency assessments................................................ $      400 $      400
                                                                         ========== ==========

Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $355 thousand and $42 thousand at December 31, 2017 and 2016, respectively.

  Commitments to Fund Private Corporate Bond Investments

    The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $11.6 million at December 31, 2017. The Company did not have commitments to lend funds under private corporate bond investments at December 31, 2016.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2017 and 2016.

13. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

13. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                Years Ended December 31,
                          -----------------------------------
                              2017        2016        2015
                                     (In thousands)
                 Income.. $  (303,626) $   50,358  $   16,759
                 Expense. $   (66,252) $  (76,613) $  (44,358)

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                        December 31,
                                -----------------------------
                                     2017           2016
                                -------------- --------------
                                       (In thousands)
                   Assets...... $      536,843 $      322,394
                   Liabilities. $      448,237 $       99,641

   The material arrangements between the Company and its related parties are as follows:

  Reinsurance Agreements

   The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and certain of MetLife, Inc.'s subsidiaries. See Note 5 for further discussion of the related party reinsurance agreements.

  Capital Support Arrangement

   MetLife previously had a net worth maintenance agreement with the Company, pursuant to which MetLife agreed to cause the Company to meet specified capital and surplus levels and had guaranteed liquidity necessary to enable it to meet its current obligations on a timely basis. In connection with the Separation, this net worth maintenance agreement was terminated on August 4, 2017.

  Investment Transactions

   Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See Note 6 for further discussion of the related party investment transactions.

  Shared Services and Overhead Allocations

   Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with the Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $38.0 million, $19.9 million and $30.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

13. Related Party Transactions (continued)

for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                     Years Ended December 31,
                                -----------------------------------
                                   2017        2016        2015
                                ----------- ----------- -----------
                                          (In thousands)
            Fee income......... $    12,393 $     9,968 $    10,515
            Commission expense. $    39,306 $    32,191 $    30,672

   The following table summarizes assets and liabilities from transactions with related party broker-dealers as follow at:

                                             December 31,
                                           -----------------
                                             2017     2016
                                           --------- -------
                                            (In thousands)
                   Fee income receivables. $   1,090 $   934
                   Secured demand notes... $      -- $    --

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                           Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2017

                                (In thousands)

                                                                                          Amount at
                                                                       Estimated Fair   Which Shown on
                                                   Amortized Cost (1)      Value        Balance Sheet
Types of Investments                               ------------------ ---------------- ----------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities.........  $        535,757  $        547,063 $        547,063
    Public utilities..............................            53,821            56,323           56,323
    State and political subdivision securities....            64,056            70,286           70,286
    Foreign government securities.................            15,833            16,403           16,403
    All other corporate bonds.....................         1,021,214         1,050,415        1,050,415
                                                    ----------------  ---------------- ----------------
     Total bonds..................................         1,690,681         1,740,490        1,740,490
    Mortgage-backed and asset-backed securities...           474,453           481,073          481,073
                                                    ----------------  ---------------- ----------------
       Total fixed maturity securities............         2,165,134         2,221,563        2,221,563
                                                    ----------------  ---------------- ----------------
Mortgage loans....................................           394,863                            394,863
Other invested assets.............................             3,784                              3,784
                                                    ----------------                   ----------------
        Total investments.........................  $      2,563,781                   $      2,620,210
                                                    ================                   ================

--------
(1) Amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

                      Supplementary Insurance Information
                          December 31, 2017 and 2016

                                (In thousands)

                                  Future Policy
                       DAC      Benefits and Other Policyholder
                       and        Policy-Related     Account         Unearned       Unearned
Segment                VOBA          Balances        Balances    Premiums (1), (2) Revenue (1)
------------------ ------------ ------------------ ------------- ----------------- -----------
2017
Annuities......... $    107,760   $      350,512   $   1,324,527   $         --    $    2,347
Life..............       23,101          327,281          18,803          1,033            --
Corporate & Other.          198            8,986              --             17            --
                   ------------   --------------   -------------   ------------    ----------
  Total........... $    131,059   $      686,779   $   1,343,330   $      1,050    $    2,347
                   ============   ==============   =============   ============    ==========
2016
Annuities......... $     60,689   $      325,468   $   1,179,305   $         --    $    2,164
Life..............       24,265          299,274          23,045          1,064            --
Corporate & Other.          219            9,550              --             22            --
                   ------------   --------------   -------------   ------------    ----------
  Total........... $     85,173   $      634,292   $   1,202,350   $      1,086    $    2,164
                   ============   ==============   =============   ============    ==========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

              Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                (In thousands)

                                                   Policyholder Benefits
                      Premiums and                    and Claims and
                     Universal Life       Net        Interest Credited
                   and Investment-Type Investment     to Policyholder    Amortization of   Other
Segment            Product Policy Fees Income (1)    Account Balances     DAC and VOBA    Expenses
------------------ ------------------- ----------- --------------------- --------------- -----------
2017
Annuities.........   $      113,225    $    56,936     $      15,118      $     (42,603) $    48,171
Life..............           14,425         19,018            18,501              2,585       12,868
Corporate & Other.            2,354         10,373             1,030                 21        4,914
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      130,004    $    86,327     $      34,649      $     (39,997) $    65,953
                     ==============    ===========     =============      =============  ===========
2016
Annuities.........   $      122,830    $    27,632     $      62,676      $      20,927  $    37,537
Life..............           28,978         17,033            27,122              2,272       16,134
Corporate & Other.            1,931         13,115             2,096                 18        3,356
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      153,739    $    57,780     $      91,894      $      23,217  $    57,027
                     ==============    ===========     =============      =============  ===========
2015
Annuities.........   $      139,905    $    23,127     $      65,764      $      36,788  $    45,835
Life..............           40,617         15,379            34,118             66,568       16,570
Corporate & Other.            2,255         14,438             1,651                470        2,808
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      182,777    $    52,944     $     101,533      $     103,826  $    65,213
                     ==============    ===========     =============      =============  ===========

--------
(1) See Note 2 of the Notes to the Financial Statements for the basis of allocation of net investment income.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                                  Reinsurance
                       December 31, 2017, 2016 and 2015

                            (Dollars in thousands)

                                                                                   % Amount
                             Gross Amount      Ceded      Assumed   Net Amount  Assumed to Net
                             ------------- ------------- --------- ------------ --------------
2017
Life insurance in-force..... $  48,509,917 $  41,167,006 $      -- $  7,342,911            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $      93,196 $      66,928 $      -- $     26,268            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $      93,196 $      66,928 $      -- $     26,268            --%
                             ============= ============= ========= ============
2016
Life insurance in-force..... $  50,748,993 $  43,894,276 $      -- $  6,854,717            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $     109,733 $      58,994 $      -- $     50,739            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $     109,733 $      58,994 $      -- $     50,739            --%
                             ============= ============= ========= ============
2015
Life insurance in-force..... $  53,017,387 $  48,212,042 $      -- $  4,805,345            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $     122,110 $      50,238 $      -- $     71,872            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $     122,110 $      50,238 $      -- $     71,872            --%
                             ============= ============= ========= ============

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded included related party transactions for life insurance in-force of $30.6 billion, and life insurance premiums of $51.9 million. For the year ended December 31, 2016, reinsurance ceded included related party transactions for life insurance in-force of $32.5 billion, and life insurance premiums of $44.2 million. For the year ended December 31, 2015, reinsurance ceded included related party transactions for life insurance in-force of $36.3 billion, and life insurance premiums of $37.1 million.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C


                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

     1. Report of Independent Registered Public Accounting Firm.



     2. Statements of Assets and Liabilities as of December 31, 2017.


     3. Statements of Operations for the year ended December 31, 2017.


     4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.


     5. Notes to the Financial Statements.


The following financial statements and financial statement schedules of the Company are included in Part B hereof:


     1. Report of Independent Registered Public Accounting Firm.



     2. Balance Sheets as of December 31, 2017 and 2016.


     3. Statements of Operations for the years ended December 31, 2017, 2016 and 2015.


     4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.


     5. Statements of Stockholder's Equity for the years ended December 31, 2017, 2016 and 2015.


     6. Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.



     7. Notes to the Financial Statements.


     8. Financial Statement Schedules.


b. Exhibits


1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)


2.             Not Applicable.


3. (i) Principal Underwriter's and Selling Agreement (effective January 1, 2001) (6)


   (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (6)


   (iii)       Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (8)


   (iv)        Form of Retail Sales Agreement (2-10) and Schedule of
               Differences (13)


   (v) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (27)


   (vi) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017) (35)



   (vii)       Form of Brighthouse Securities LLC Sales Agreement (36)



4. (i) Form of Variable Annuity Contract 6010(02/02) and Form of Contract Cover 6010 (03/07) (12)


   (ii)        Enhanced Dollar Cost Averaging Rider (3)


   (iii)       Three Month Market Entry Rider (3)


   (iv)        Death Benefit Rider - (Annual Step-Up) (3)


   (v) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (3)


   (vi)        Waiver of Withdrawal Charge for Terminal Illness Rider (3)

   (vii)       Unisex Annuity Rates Rider (3)


   (viii) Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company; formerly First COVA Life Insurance Company) (2)


   (ix)        Individual Retirement Annuity Endorsement. 6023.1 (9/02) (6)


   (x)         Tax Sheltered Annuity Endorsement 6026.1 (9/02) (6)


   (xi)        Roth Individual Retirement Annuity Endorsement 6024.1 (9/02)
               (6)


   (xii)       401 (a)/403 (a) Plan Endorsement 6025.1 (9/02) (6)


   (xiii)      Simple Individual Retirement Annuity Endorsement 6276 (9/02)
               (6)


   (xiv) Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (7)


   (xv)        Death Benefit Rider - (Principal Protection) 6015 (02/02) (8)


   (xvi) Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E (GMIB) (14)


   (xvii)      Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08)
               (16)


   (xviii) Form of Contract Schedule for the Variable Annuity Contract FMLI 6028-5 (9/10)-A (GMIB Max II) (17)


   (xix) Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-10 (9-11) (GMIB Plus IV) (11)


   (xx) Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-11 (9-11) (GMIB Max II) (11)


   (xxi)       Form of Contract Schedule for Guaranteed Minimum Income Benefit
               (GMIB) Rider ML-EGMIB-NY (9-10) (GMIB Plus IV, GMIB Max II and GMIB Max III) (11)


   (xxii) Form of Contract Schedule for Variable Annuity Contract FMLI 6028-5 (9-10)-A (GMIB Max III) (21)


   (xxiii) Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-11 (12-11) (GMIB Max III) (20)


   (xxiv)      Form of 401(a)/403(a) Plan Endorsement FMLI 401-3 (5/11) (22)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-13 (6-12) (GMIB Max IV) (24)


   (xxvi)      Form of Contract Schedule for Guaranteed Minimum Income Benefit
               (GMIB) Rider FMLI-EGMIB-NY (6-12) (GMIB Max IV) (24)


   (xxvii) Form of Guaranteed Withdrawal Benefit Rider FMLI 690-5 (4-13) (GWBv1) (27)


   (xxviii) Form of Guaranteed Withdrawal Benefit Rider - Withdrawal Rate Enhancement FMLI-NHR (4-13) (GWBv1) (27)


   (xxix) Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13) (GWBv1) (27)


   (xxx) Form of Guaranteed Minimum Income Benefit (GMIB Max V) Rider FMLI-560-14 (2-13) (GMIB Max IV) (27)


   (xxxi) Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13)-A (28)


   (xxxii) Form of Guaranteed Lifetime Withdrawal Benefit Rider 7-4-GLWB-1 (02/15) (32)


   (xxxiii)    Form of Contract Schedule 1-4-CGLWB-1NY (02/15) (32)


   (xxxiv) Brighthouse Life Insurance Company of NY Name Change Endorsement (effective March 6, 2017) 5-E133-16-NY (35)


5. (i)         Form of Variable Annuity Application 4467 (6/11) APPVANY Sep
               2011 (18)


   (ii)        Form of Variable Annuity Application 4467 (6/11) APPVANY Jan
               2012 (21)

   (iii) Form of Guaranteed Minimum Income Benefit Application Rider (GMIB Max III) 6722 (9/11) Jan 2012 (20)


   (iv) Form of Guaranteed Minimum Income Benefit Application Rider (GMIB Rider) 6720 (1/11) Jan 2012 (20)


   (v)         Form of Variable Annuity Application 4467 (4/12) APPVANY Aug
               2012 (25)


   (vi)        Form of Variable Annuity Application 4467 (9/12) APPVANY Nov
               2012 (26)


   (vii)       Form of Variable Annuity Application 4467 (3/17) APPVANY Apr
               2013 (28)


6. (i)         Copy of Articles of Incorporation of the Company (2)


   (ii)        Copy of Amended and Restated Bylaws of the Company (4)


   (iii)       Copy of Amended Charter of the Company (34)


   (iv)        Copy of Amended and Restated By-Laws of the Company (34)


7. (i) (a)     Automatic Reinsurance Agreement between First MetLife Investors
               Insurance Company and Exeter Reassurance Company, Ltd.
               (effective December 1, 2004) (22)


   (b) Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent")and Exeter Reassurance Company, Ltd. (the "Reinsurer") (22)


   (c) Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent")and Exeter Reassurance Company, Ltd. (the "Reinsurer") (27)


   (d) Amendment No. 20 and Amendment No. 21 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent")and Exeter Reassurance Company, Ltd. (the "Reinsurer") (29)


   (ii) Partial Commutation Agreement between First MetLife Investors Insurance Company (the "Cedent")and Exeter Reassurance Company, Ltd. (the "Reinsurer") (dated November 1, 2014) (31)


   (iii) Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company (31)



   (iv) Assignment and Novation Agreement for Reinsurance Agreement between First MetLife Investors Insurance Company, Metropolitan Life Insurance Company and MetLife Insurance Company USA (Treaty ID Number NYC1003153.T01.27259) (37)



8. (i)(a)      Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (3)


   (b) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated May 1, 2009) (23)


   (c) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company(effective April 30, 2010) (23)


   (d) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (35)


   (ii)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31, 2007) (9)


   (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (23)


   (c) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (35)

9.             Opinion of Counsel (33)



10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)



11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Peter M. Carlson, Kimberly Berwanger, Norse N. Blazzard, David Chamberlin, Richard A. Hemmings, Richard C. Pearson, Conor E. Murphy, Mayer Naiman and Lynn Dumais (Filed herewith.)


------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.


(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.


(3) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.


(4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on October 15, 2002.


(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on April 11, 2003.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.


(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (file Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.

(11) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on September 21, 2011.

(12) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-152450 and 811-08306) as electronically filed on July 22, 2008.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.

(15) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-169687 and 811-08306) as electronically filed on December 21, 2010.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.

(18) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-17691 and 811-08306) filed electronically as September 6, 2011.

(19) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-176691 and 811-08306) as electronically filed on September 21, 2011.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on November 21, 2011.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-176691 and 811-08306) as electronically filed on December 12, 2011.

(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

(23) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.

(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on June 1, 2012.

(25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176691 and 811-08306) as electronically filed on June 1, 2012.

(26) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-176691 and 811-08306) as electronically filed on October 4, 2012.

(27) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.


(28) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-176691 and 811-08306) as electronically filed on April 17, 2013.


(29) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2014.


(30) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176691 and 811-08306) as electronically filed on April 22, 2014.


(31) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2015.


(32) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on June 3, 2015.


(33) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-176691 and 811-08306) as electronically filed on August 25, 2015.


(34) incorporated herein by reference to Company's Amendment No. 1 to Form 10 (File Nos. 000-55705) as electronically filed on December 23, 2016.


(35) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.



(36) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.


(37) incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on April 18, 2018.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------





Peter M. Carlson                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Kimberly A. Berwanger               Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Norse N. Blazzard       Director
285 Madison Avenue
New York, NY 10017





David W. Chamberlin        Director, Vice President and Controller
18205 Crane Nest Drive     (principal accounting officer)
Tampa, FL 33647





Richard A. Hemmings     Director
285 Madison Avenue
New York, NY 10017





Richard C. Pearson      Director
285 Madison Avenue
New York, NY 10017





Mayer Naiman            Director
285 Madison Avenue
New York, NY 10017

Conor E. Murphy                     Director, Vice President and Head of Client Solutions and Strategy
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                 Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277

Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President-Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Lynn Dumais                         Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott             Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277

Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277




Mathew Quale                        Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company of NY under New York state insurance law. Brighthouse Life Insurance Company of NY is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                  a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                  b.   Brighthouse Life Insurance Company of NY (NY)
                                                  c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                  d.   Brighthouse Renewables Holdings, LLC (DE)
                                                  e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                  f.   Brighthouse Assignment Company (CT)
                                                  g.   ML 1065 Hotel, LLC (DE)
                                                  h.   TIC European Real Estate LP, LLC (DE)
                                                  i.   Euro TL Investments LLC (DE)
                                                  j.   Greater Sandhill I, LLC (DE)
                                                  k.   1075 Peachtree, LLC (DE)
                                                  l.   TLA Holdings LLC (DE)
                                                  m.   The Prospect Company (DE)
                                                  n.   Euro T1 Investments LLC (DE)
                                                  o.   TLA Holdings II LLC (DE)
     3. Brighthouse Securities, LLC (DE)
     4. Brighthouse Services, LLC (DE)
     5. Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2018, there were 20,992 owners of qualified contracts and 12,085 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account B).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company of NY's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company of NY or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company of NY and of Brighthouse Life Insurance Company of NY's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighhouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------




Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277

Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277







Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:





                                             (2)
                                      NET UNDERWRITING        (3)            (4)           (5)
                 (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
    NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$39,562,157        $0              $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) Brighthouse Financial Annuity Operations, 47000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company of NY, 285 Madison Avenue, Suite 1400, New York, NY 10017


(f)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647



(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company of NY (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 18th day of April, 2018.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
   By:   /s/ Gregory E. Illson
         -----------------------------------------
         Gregory E. Illson
         Vice President



   BRIGHTHOUSE LIFE INSURANCE
   COMPANY OF NY
   (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 18, 2018.


/s/ Peter M. Carlson*                Chairman of the Board, President, Chief Executive Officer
-------------------------------      and a Director
Peter M. Carlson

/s/ Kimberly A. Berwanger*           Director and Vice President
-------------------------------
Kimberly A. Berwanger

/s/ Norse N. Blazzard*               Director
-------------------------------
Norse N. Blazzard

/s/ David W. Chamberlin*             Director, Vice President and Controller (principal
-------------------------------      accounting officer)
David W. Chamberlin

/s/ Lynn A. Dumais*                  Vice President and Chief Financial Officer
-------------------------------
Lynn A. Dumais

/s/ Richard A. Hemmings*             Director
-------------------------------
Richard A. Hemmings

/s/ Richard C. Pearson*              Director
-------------------------------
Richard C. Pearson

/s/ Conor E. Murphy*                 Director, Vice President and Head of Client Solutions and
-------------------------------      Strategy
Connor E. Murphy

/s/ Mayer Naiman*                    Director
-------------------------------
Mayer Naiman

By: /s/ Michele H. Abate
------------------------------------

Michele H. Abate, Attorney-In-Fact

April 18, 2018

* Brighthouse Life Insurance Company of NY. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney